VARIABLE ANNUITY
  May 1, 2002

                                                                       MetLife's
                                                              Preference Plus(R)
                                                                         Account


PROSPECTUS



                                                 Individual Retirement Annuities

                                            Roth Individual Retirement Annuities

                                          SIMPLE Individual Retirement Annuities

                                                         Non-Qualified Annuities

                                                    Simplified Employee Pensions



[Snoopy Graphic]

                                                                      MetLife(R)

                                 [METLIFE LOGO]

DEFERRED
ANNUITIES
AVAILABLE:
     --  Non-Qualified
     --  Traditional IRA
     --  Roth IRA
     --  SIMPLE IRA
     --  SEP IRA

INCOME ANNUITIES
AVAILABLE:
     --  Non-Qualified
     --  Traditional IRA
     --  Roth IRA
     --  SIMPLE IRA
     --  SEP IRA

A WORD ABOUT
INVESTMENT RISK:


An investment in any of these variable annuities involves investment risk. You could lose money you invest. Money invested is NOT:
     --  a bank deposit or obligation;




     --  federally insured or guaranteed; or




     --  endorsed by any bank or other financial institution.

                                                               MAY 1, 2002

PREFERENCE PLUS(R) ACCOUNT VARIABLE ANNUITY CONTRACTS
ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

This Prospectus describes individual and group Preference Plus Account contracts for deferred variable annuities ("Deferred Annuities") and Preference Plus immediate variable income annuities ("Income Annuities").

--------------------------------------------------------------------------------

You decide how to allocate your money among the various available investment choices. The investment choices available to you are listed in the contract for your Deferred Annuity or Income Annuity. Your choices may include the Fixed Interest Account (not described in this Prospectus) and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding portfolios of the Metropolitan Series Fund, Inc.
("Metropolitan Fund"), series of the New England
Zenith Fund ("Zenith Fund"), portfolios of the Met
Investors Series Trust ("Met Investors Fund") and funds of the American Funds Insurance Series
("American Funds"). For convenience, the portfolios, the series and the funds are referred to as Portfolios in this Prospectus.

  LEHMAN BROTHERS(R) AGGREGATE BOND INDEX           HARRIS OAKMARK FOCUSED VALUE
  PIMCO TOTAL RETURN                                  (FORMERLY, HARRIS OAKMARK MID CAP VALUE)
  SALOMON BROTHERS U.S. GOVERNMENT                  NEUBERGER BERMAN PARTNERS MID CAP VALUE
  STATE STREET RESEARCH BOND INCOME                 FI MID CAP OPPORTUNITIES*
  SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES     JANUS MID CAP
  STATE STREET RESEARCH DIVERSIFIED                 MFS MID CAP GROWTH
  LORD ABBETT BOND DEBENTURE                        STATE STREET RESEARCH AGGRESSIVE GROWTH
  AMERICAN FUNDS GROWTH-INCOME                      LOOMIS SAYLES SMALL CAP
  METLIFE STOCK INDEX                               RUSSELL 2000(R) INDEX
  MFS INVESTORS TRUST                               STATE STREET RESEARCH AURORA
  MFS RESEARCH MANAGERS                               (FORMERLY, STATE STREET RESEARCH AURORA
  STATE STREET RESEARCH INVESTMENT TRUST            SMALL CAP VALUE)
  DAVIS VENTURE VALUE                               FRANKLIN TEMPLETON SMALL CAP GROWTH
  FI STRUCTURED EQUITY*                             MET/AIM SMALL CAP GROWTH*
  HARRIS OAKMARK LARGE CAP VALUE                    T. ROWE PRICE SMALL CAP GROWTH
  STATE STREET RESEARCH LARGE CAP VALUE*            PIMCO INNOVATION
  AMERICAN FUNDS GROWTH                             SCUDDER GLOBAL EQUITY
  JANUS GROWTH                                      MFS RESEARCH INTERNATIONAL
  PUTNAM LARGE CAP GROWTH                           MORGAN STANLEY EAFE(R) INDEX
  T. ROWE PRICE LARGE CAP GROWTH                    PUTNAM INTERNATIONAL STOCK
  MET/AIM MID CAP CORE EQUITY*                      STATE STREET RESEARCH CONCENTRATED
  METLIFE MID CAP STOCK INDEX                         INTERNATIONAL*
                                                    AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION


* These Portfolios are anticipated to be available on or about May 1, 2002, subject to state approval.

HOW TO LEARN MORE:

Before investing, read this Prospectus. The Prospectus contains information about the Deferred Annuities, Income Annuities and Metropolitan Life Separate
Account E which you should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated May 1, 2002. The
SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page A-PPA-65 of this Prospectus. To request a free copy of the SAI or to ask questions, write or call:

Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893
Phone: (800) 638-7732

                          [SNOOPY WITH BRIEFCASE GRAPHIC]
The Securities and Exchange Commission has a Web site
(http://www.sec.gov) which you may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.

This Prospectus is not valid unless attached to the current Metropolitan Fund, Zenith Fund, Met Investors
Fund and American Funds prospectuses, which are attached to the back of this Prospectus. You should also read these prospectuses carefully before purchasing a Deferred Annuity or Income Annuity.

      TABLE OF CONTENTS

IMPORTANT TERMS YOU SHOULD KNOW........... ...........   A-PPA-4
TABLE OF EXPENSES.................. ..................   A-PPA-6
ACCUMULATION UNIT VALUES TABLE............ ...........  A-PPA-15
METLIFE....................... .......................  A-PPA-23
METROPOLITAN LIFE SEPARATE ACCOUNT E......... ........  A-PPA-23
VARIABLE ANNUITIES.................. .................  A-PPA-23
   A Deferred Annuity.................................  A-PPA-24
   An Income Annuity..................................  A-PPA-24
YOUR INVESTMENT CHOICES............... ...............  A-PPA-25
DEFERRED ANNUITIES.................. .................  A-PPA-28
   The Deferred Annuity and Your Retirement Plan......  A-PPA-28
   Automated Investment Strategies....................  A-PPA-28
   Purchase Payments..................................  A-PPA-30
      Allocation of Purchase Payments.................  A-PPA-30
      Automated Purchase Payments.....................  A-PPA-30
      Electronic Applications.........................  A-PPA-30
      Limits on Purchase Payments.....................  A-PPA-31
   The Value of Your Investment.......................  A-PPA-31
   Transfers..........................................  A-PPA-32
   Access to Your Money...............................  A-PPA-33
      Systematic Withdrawal Program...................  A-PPA-33
      Minimum Distribution............................  A-PPA-35
   Contract Fee.......................................  A-PPA-35
   Charges............................................  A-PPA-35
      Insurance-Related Charge........................  A-PPA-35
      Investment-Related Charge.......................  A-PPA-36
   Premium and Other Taxes............................  A-PPA-36
   Early Withdrawal Charges...........................  A-PPA-36
      When No Early Withdrawal Charge Applies.........  A-PPA-37
      When A Different Early Withdrawal Charge May
        Apply.........................................  A-PPA-38
   Free Look..........................................  A-PPA-39
   Death Benefit......................................  A-PPA-39
   Pay-out Options (or Income Options)................  A-PPA-40
INCOME ANNUITIES................... ..................  A-PPA-41
   Income Payment Types...............................  A-PPA-42
   Allocation.........................................  A-PPA-44
   Minimum Size of Your Income Payment................  A-PPA-44
   The Value of Your Income Payments..................  A-PPA-44

A-PPA- 2

   Transfers....................................................    A-PPA-45
   Contract Fee.................................................    A-PPA-46
   Charges......................................................    A-PPA-46
      Insurance-Related Charge..................................    A-PPA-46
      Investment-Related Charge.................................    A-PPA-46
   Premium and Other Taxes......................................    A-PPA-46
   Free Look....................................................    A-PPA-47
GENERAL INFORMATION...................... ......................    A-PPA-47
   Administration...............................................    A-PPA-47
      Purchase Payments.........................................    A-PPA-47
      Confirming Transactions...................................    A-PPA-48
      Processing Transactions...................................    A-PPA-48
        By Telephone or Internet................................    A-PPA-49
        After Your Death........................................    A-PPA-50
        Third Party Requests....................................    A-PPA-50
        Valuation...............................................    A-PPA-50
   Advertising Performance......................................    A-PPA-51
   Changes to Your Deferred Annuity or Income Annuity ..........    A-PPA-52
   Voting Rights................................................    A-PPA-52
   Who Sells the Deferred Annuities and Income Annuities .......    A-PPA-53
   Financial Statements.........................................    A-PPA-54
   When We Can Cancel Your Deferred Annuity or Income Annuity...    A-PPA-54
INCOME TAXES.......................... .........................    A-PPA-54
TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL
  INFORMATION......................... .........................    A-PPA-65
APPENDIX FOR PREMIUM TAX TABLE................. ................    A-PPA-66

MetLife does not intend to offer the Deferred Annuities or Income Annuities anywhere they may not lawfully be offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities or Income Annuities other than the information in this Prospectus, the attached prospectuses, supplements to the prospectuses or any supplemental sales material we authorize.

[CHARLIE BROWN ON LADDER GRAPHIC]

                                                                        A-PPA- 3

IMPORTANT TERMS YOU SHOULD KNOW

ACCOUNT BALANCE
When you purchase a Deferred Annuity, an account is set up for you. Your Account Balance is the total amount of money credited to you under your Deferred Annuity including money in the investment divisions of the Separate Account and the Fixed Interest Account.

ACCUMULATION UNIT VALUE

With a Deferred Annuity, money paid-in or transferred into an investment division of the Separate Account is credited to you in the form of accumulation units. Accumulation units are established for each investment division. We determine the value of these accumulation units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.

ANNUITY UNIT VALUE

With an Income Annuity or variable pay-out option, the money paid-in or transferred into an investment division of the Separate Account is held in the form of annuity units. Annuity units are established for each investment division. We determine the value of these annuity units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.

ASSUMED INVESTMENT RETURN (AIR)

Under an Income Annuity or variable pay-out option, the AIR is a percentage rate of return assumed to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given investment division to determine all subsequent payments to you.

CONTRACT

A contract is the legal agreement between you and MetLife or between MetLife and the employer, plan trustee or other entity, or the certificate issued to you under a group annuity contract. This document contains relevant provisions of your Deferred Annuity or Income Annuity. MetLife issues contracts for each of the annuities described in this Prospectus.

CONTRACT YEAR

Generally, the Contract Year for a Deferred Annuity is the period ending on the last day of the month in which the anniversary of when we issued the annuity occurs and each following 12 month period.

[SNOOPY WITH POINTER GRAPHIC]

A-PPA- 4

EARLY WITHDRAWAL CHARGE

The early withdrawal charge is an amount we deduct from your Account Balance if you withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.

EXCHANGE

In this Prospectus, the New York Stock Exchange is referred to as the "Exchange".

INVESTMENT DIVISION

Investment divisions are subdivisions of the Separate Account. When you allocate or transfer money to an investment division, the investment division purchases shares of a portfolio (with the same name) within the Metropolitan Fund, Zenith Fund, Met Investors Fund or American Funds.

METLIFE

MetLife is Metropolitan Life Insurance Company, which is the company that issues the Deferred Annuities and Income Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."

METLIFE DESIGNATED OFFICE

Your MetLife Designated Office is the MetLife office that will generally handle the processing of all your requests concerning your Deferred Annuity or Income Annuity. Your quarterly statement, payment statement and/or check stub will indicate the address of your MetLife Designated Office. The telephone number to call to make a request is 1-800-638-7732.

SEPARATE ACCOUNT

A separate account is an investment account. All assets contributed to investment divisions under the Deferred Annuities and Income Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities and Income Annuities.

VARIABLE ANNUITY

An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying portfolios. You assume the investment risk for any amounts allocated to the investment divisions in a variable annuity.

YOU

In this Prospectus, depending on the context, "you" may mean either the purchaser of the Deferred Annuity or Income Annuity, the annuitant under an Income Annuity, or the participant or annuitant under certain group arrangements.

                                                                        A-PPA- 5

TABLE OF EXPENSES -- PREFERENCE PLUS DEFERRED ANNUITIES AND INCOME ANNUITIES

    The following table shows Separate Account, Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds charges and expenses. The numbers in the table for the Separate Account, Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds are based on past experience, except where estimates are used, as noted below. The numbers in the table are subject to change. The table is not intended to show your actual total combined expenses of the Separate Account, Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds which may be higher or lower. It does not show fees for the Fixed Interest Account or premium and other taxes which may apply. All of the Portfolios listed below are Class A except for the State Street Research Large Cap Value Portfolio, FI Mid Cap Opportunities Portfolio, FI Structured Equity Portfolio, Met/AIM Mid Cap Core Equity Portfolio, Met/AIM Small Cap Growth Portfolio and State Street Research Concentrated International Portfolio, which are Class E Portfolios, and the Portfolios of the American Funds, which are Class 2 Portfolios. We have provided examples to show you the impact of Separate Account, Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds charges and expenses on a hypothetical investment of $1,000 that has an assumed 5% annual return on the investment. These examples assume that reimbursement and/or waiver of expenses was in effect.
--------------------------------------------------------------------------------
Separate Account, Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds expenses for the fiscal year ending December 31, 2001:

CONTRACT OWNER TRANSACTION EXPENSES FOR ALL INVESTMENT DIVISIONS CURRENTLY
OFFERED

  Sales Load Imposed on Purchases...........................              None
  Deferred Sales Load (as a percentage of the purchase
     payment funding the withdrawal during the accumulation
     period) (1)............................................     From 0% to 7%
  Exchange Fee..............................................              None
  Surrender Fee.............................................              None
Annual Contract Fee (2).....................................              None
Separate Account Annual Expenses (as a percentage of average account value) (3)
  General Administrative Expenses Charge....................              .50%
  Mortality and Expense Risk Charge.........................              .75%
  Total Separate Account Annual Expenses....................             1.25%

METROPOLITAN FUND ANNUAL EXPENSES (as a percentage of average net assets)

                                                                        C             A+B+C=D
                                               A            B     OTHER EXPENSES   TOTAL EXPENSES
                                           MANAGEMENT     12b-1       BEFORE       BEFORE WAIVER/
                                              FEES        FEES    REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index
  Portfolio............................      0.25         0.00         0.13             0.38
State Street Research Diversified
  Portfolio (4)(5).....................      0.43         0.00         0.06             0.49
MetLife Stock Index Portfolio .........      0.25         0.00         0.06             0.31
State Street Research Investment Trust
  Portfolio (4)(5).....................      0.48         0.00         0.05             0.53
Harris Oakmark Large Cap Value
  Portfolio (4)(5).....................      0.75         0.00         0.11             0.86
State Street Research Large Cap Value
  Portfolio (Class E) (4)(7)(10)(11)...      0.70         0.15         0.86             1.71
Janus Growth Portfolio (4)(11).........      0.80         0.00         1.46             2.26
Putnam Large Cap Growth
  Portfolio (4)(6)(11).................      0.80         0.00         0.32             1.12
T. Rowe Price Large Cap Growth
  Portfolio (4)(5).....................      0.63         0.00         0.13             0.76
MetLife Mid Cap Stock Index
  Portfolio (6)(11)....................      0.25         0.00         0.27             0.52
Neuberger Berman Partners Mid Cap Value
  Portfolio (4)(5).....................      0.69         0.00         0.12             0.81
Janus Mid Cap Portfolio (4)............      0.67         0.00         0.07             0.74

                                                            D-E=F
                                               E        TOTAL EXPENSES
                                            WAIVER/     AFTER WAIVER/
                                         REIMBURSEMENT  REIMBURSEMENT
---------------------------------------  -----------------------------
Lehman Brothers(R) Aggregate Bond Index
  Portfolio............................       0.00           0.38
State Street Research Diversified
  Portfolio (4)(5).....................       0.00           0.49
MetLife Stock Index Portfolio .........       0.00           0.31
State Street Research Investment Trust
  Portfolio (4)(5).....................       0.00           0.53
Harris Oakmark Large Cap Value
  Portfolio (4)(5).....................       0.00           0.86
State Street Research Large Cap Value
  Portfolio (Class E) (4)(7)(10)(11)...       0.71           1.00
Janus Growth Portfolio (4)(11).........       1.31           0.95
Putnam Large Cap Growth
  Portfolio (4)(6)(11).................       0.12           1.00
T. Rowe Price Large Cap Growth
  Portfolio (4)(5).....................       0.00           0.76
MetLife Mid Cap Stock Index
  Portfolio (6)(11)....................       0.07           0.45
Neuberger Berman Partners Mid Cap Value
  Portfolio (4)(5).....................       0.00           0.81
Janus Mid Cap Portfolio (4)............       0.00           0.74

                                 A-PPA- 6

                                                                                    C             A+B+C=D
                                                           A            B     OTHER EXPENSES   TOTAL EXPENSES
METROPOLITAN FUND ANNUAL EXPENSES                      MANAGEMENT     12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets) (continued)       FEES        FEES    REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------------------------
State Street Research Aggressive Growth
  Portfolio (4)(5)...                                    0.71         0.00         0.06             0.77
Russell 2000(R) Index Portfolio (6)(11)...               0.25         0.00         0.31             0.56
State Street Research Aurora Portfolio (4)(8)...         0.85         0.00         0.13             0.98
Franklin Templeton Small Cap Growth
  Portfolio (4)(11)...                                   0.90         0.00         1.79             2.69
T. Rowe Price Small Cap Growth Portfolio (4)...          0.52         0.00         0.09             0.61
Scudder Global Equity Portfolio (4)...                   0.62         0.00         0.18             0.80
Morgan Stanley EAFE(R) Index Portfolio (11)...           0.30         0.00         0.52             0.82
Putnam International Stock Portfolio (4)(5)...           0.90         0.00         0.26             1.16

                                                                        D-E=F
                                                           E        TOTAL EXPENSES
METROPOLITAN FUND ANNUAL EXPENSES                       WAIVER/     AFTER WAIVER/
(as a percentage of average net assets) (continued)  REIMBURSEMENT  REIMBURSEMENT
---------------------------------------------------  -----------------------------
State Street Research Aggressive Growth
  Portfolio (4)(5)...                                     0.00           0.77
Russell 2000(R) Index Portfolio (6)(11)...                0.01           0.55
State Street Research Aurora Portfolio (4)(8)...          0.00           0.98
Franklin Templeton Small Cap Growth
  Portfolio (4)(11)...                                    1.64           1.05
T. Rowe Price Small Cap Growth Portfolio (4)...           0.00           0.61
Scudder Global Equity Portfolio (4)...                    0.00           0.80
Morgan Stanley EAFE(R) Index Portfolio (11)...            0.07           0.75
Putnam International Stock Portfolio (4)(5)...            0.00           1.16

                                                                        C             A+B+C=D
                                               A            B     OTHER EXPENSES   TOTAL EXPENSES
ZENITH FUND ANNUAL EXPENSES                MANAGEMENT     12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets)       FEES        FEES    REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------------
Salomon Brothers U.S. Government
  Portfolio (11).......................      0.55         0.00         0.18             0.73
State Street Research Bond Income
  Portfolio (4)(12)....................      0.40         0.00         0.09             0.49
Salomon Brothers Strategic Bond
  Opportunities Portfolio (8)..........      0.65         0.00         0.19             0.84
MFS Investors Trust Portfolio (11).....      0.75         0.00         0.62             1.37
MFS Research Managers
  Portfolio (5)(11)....................      0.75         0.00         0.31             1.06
Davis Venture Value Portfolio (4)(5)...      0.75         0.00         0.08             0.83
FI Structured Equity Portfolio (Class
  E) (4)(10)...........................      0.68         0.15         0.10             0.93
Harris Oakmark Focused Value
  Portfolio (5)(8).....................      0.75         0.00         0.12             0.87
FI Mid Cap Opportunities Portfolio
  (Class E) (4)(7)(10)(11).............      0.80         0.15         0.15             1.10
Loomis Sayles Small Cap
  Portfolio (4)(5)(8)..................      0.90         0.00         0.10             1.00

                                                            D-E=F
                                               E        TOTAL EXPENSES
ZENITH FUND ANNUAL EXPENSES                 WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)  REIMBURSEMENT  REIMBURSEMENT
---------------------------------------  -----------------------------
Salomon Brothers U.S. Government
  Portfolio (11).......................       0.03           0.70
State Street Research Bond Income
  Portfolio (4)(12)....................       0.00           0.49
Salomon Brothers Strategic Bond
  Opportunities Portfolio (8)..........       0.00           0.84
MFS Investors Trust Portfolio (11).....       0.47           0.90
MFS Research Managers
  Portfolio (5)(11)....................       0.16           0.90
Davis Venture Value Portfolio (4)(5)...       0.00           0.83
FI Structured Equity Portfolio (Class
  E) (4)(10)...........................       0.00           0.93
Harris Oakmark Focused Value
  Portfolio (5)(8).....................       0.00           0.87
FI Mid Cap Opportunities Portfolio
  (Class E) (4)(7)(10)(11).............       0.00           1.10
Loomis Sayles Small Cap
  Portfolio (4)(5)(8)..................       0.00           1.00

                                       A-PPA- 7

MET INVESTORS FUND
                                                                        C             A+B+C=D
                                                 A          B     OTHER EXPENSES   TOTAL EXPENSES
ANNUAL EXPENSES                              MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets)         FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (9)...........     0.50      0.00        0.65              1.15
Lord Abbett Bond Debenture
  Portfolio (9)(12)........................     0.60      0.00        0.12              0.72
Met/AIM Mid Cap Core Equity Portfolio
  (Class E) (9)(10)........................     0.75      0.15        6.18              7.08
MFS Mid Cap Growth Portfolio (4)(9)........     0.65      0.00        1.70              2.35
Met/AIM Small Cap Growth Portfolio (Class
  E) (9)(10)...............................     0.90      0.15        4.07              5.12
PIMCO Innovation Portfolio (9).............     1.05      0.00        2.92              3.97
MFS Research International
  Portfolio  (4)(9)........................     0.80      0.00        4.28              5.08
State Street Research Concentrated
  International Portfolio (Class
  E) (9)(10)...............................     0.85      0.15        4.59              5.59

MET INVESTORS FUND
                                                                D-E=F
                                                   E        TOTAL EXPENSES
ANNUAL EXPENSES                                 WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)      REIMBURSEMENT  REIMBURSEMENT
-------------------------------------------  -----------------------------
PIMCO Total Return Portfolio (9)...........       0.50           0.65
Lord Abbett Bond Debenture
  Portfolio (9)(12)........................       0.02           0.70
Met/AIM Mid Cap Core Equity Portfolio
  (Class E) (9)(10)........................       6.03           1.05
MFS Mid Cap Growth Portfolio (4)(9)........       1.55           0.80
Met/AIM Small Cap Growth Portfolio (Class
  E) (9)(10)...............................       3.92           1.20
PIMCO Innovation Portfolio (9).............       2.87           1.10
MFS Research International
  Portfolio  (4)(9)........................       4.08           1.00
State Street Research Concentrated
  International Portfolio (Class
  E) (9)(10)...............................       4.34           1.25

AMERICAN FUNDS CLASS 2
                                                                        C             A+B+C=D
                                                 A          B     OTHER EXPENSES   TOTAL EXPENSES
ANNUAL EXPENSES                              MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets)         FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------------
American Funds Growth-Income Portfolio
  (4)(10)..................................     0.33      0.25        0.02              0.60
American Funds Growth Portfolio (4)(10)....     0.37      0.25        0.01              0.63
American Funds Global Small Capitalization
  Portfolio (4)(10)........................     0.80      0.25        0.03              1.08

AMERICAN FUNDS CLASS 2
                                                                  D-E=F
                                                   E          TOTAL EXPENSES
ANNUAL EXPENSES                                 WAIVER/       AFTER WAIVER/
(as a percentage of average net assets)      REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------  --------------   --------------
American Funds Growth-Income Portfolio
  (4)(10)..................................       0.00           0.60
American Funds Growth Portfolio (4)(10)....       0.00           0.63
American Funds Global Small Capitalization
  Portfolio (4)(10)........................       0.00           1.08

                                 A-PPA- 8

EXAMPLE
If you surrender your Deferred Annuity (withdraw all your money) at the end of the time periods listed below, you would bear directly or indirectly the following expenses on a $1,000 investment in each investment division listed below, assuming a 5% annual return on assets: (13)

                                                                   1             3             5            10
                                                                  YEAR         YEARS         YEARS         YEARS
----------------------------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index Division............      $79          $ 96          $116          $194
PIMCO Total Return Division.................................       82           105           130           224
Salomon Brothers U.S. Government Division...................       83           106           133           229
State Street Research Bond Income Division..................       81           100           122           207
Salomon Brothers Strategic Bond Opportunities Division......       84           111           140           244
State Street Research Diversified Division..................       81           100           122           207
Lord Abbett Bond Debenture Division.........................       83           106           133           229
American Funds Growth-Income Division.......................       82           103           127           218
MetLife Stock Index Division................................       79            94           112           187
MFS Investors Trust Division................................       85           113           143           250
MFS Research Managers Division..............................       85           113           143           250
State Street Research Investment Trust Division.............       81           101           124           211
Davis Venture Value Division................................       84           110           139           243
FI Structured Equity Division...............................       85           113           145           253
Harris Oakmark Large Cap Value Division.....................       84           111           141           246
State Street Research Large Cap Value Division..............       86           116           148           261
American Funds Growth Division..............................       82           104           129           222
Janus Growth Division.......................................       85           114           146           255
Putnam Large Cap Growth Division............................       86           116           148           261
T. Rowe Price Large Cap Growth Division.....................       83           108           136           236
Met/AIM Mid Cap Core Equity Division........................       86           117           151           266
MetLife Mid Cap Stock Index Division........................       80            98           119           202
Harris Oakmark Focused Value Division.......................       85           112           142           247
Neuberger Berman Partners Mid Cap Value Division............       84           110           138           241
FI Mid Cap Opportunities Division...........................       87           119           153           271
Janus Mid Cap Division......................................       83           108           135           233
MFS Mid Cap Growth Division.................................       84           109           138           240
State Street Research Aggressive Growth Division............       83           109           136           237
Loomis Sayles Small Cap Division............................       86           116           148           261
Russell 2000(R) Index Division..............................       81           102           125           213
State Street Research Aurora Division.......................       86           115           147           259
Franklin Templeton Small Cap Growth Division................       86           117           151           266
Met/AIM Small Cap Growth Division...........................       88           122           159           281
T. Rowe Price Small Cap Growth Division.....................       82           104           128           220

                                       A-PPA- 9


;z
PIMCO Innovation Division...................................      $87         $119         $153         $271
Scudder Global Equity Division..............................       84          109          138          240
MFS Research International Division.........................       86          116          148          261
Morgan Stanley EAFE(R) Index Division.......................       83          108          135          234
Putnam International Stock Division.........................       88          121          157          277
State Street Research Concentrated International Division...       88          123          161          286
American Funds Global Small Capitalization Division.........       87          118          152          269

                                 A-PPA- 10

If you annuitize (elect a pay-out option under your Deferred Annuity) or do not surrender your Deferred Annuity at the end of the time periods listed below, you would bear directly or indirectly the following expenses on a $1,000 investment in each investment division listed below, assuming a 5% annual return on assets (13)(14):

                                                                   1             3             5            10
                                                                  YEAR         YEARS         YEARS         YEARS
----------------------------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index Division............      $17           $52          $ 89          $194
PIMCO Total Return Division.................................       19            60           104           224
Salomon Brothers U.S. Government Division...................       20            62           106           229
State Street Research Bond Income Division..................       18            55            95           207
Salomon Brothers Strategic Bond Opportunities Division......       21            66           113           244
State Street Research Diversified Division..................       18            55            95           207
Lord Abbett Bond Debenture Division.........................       20            62           106           229
American Funds Growth-Income Division.......................       19            59           101           218
MetLife Stock Index Division................................       16            50            86           187
MFS Investors Trust Division................................       22            68           117           250
MFS Research Managers Division..............................       22            68           117           250
State Street Research Investment Trust Division.............       18            56            97           211
Davis Venture Value Division................................       21            66           113           243
FI Structured Equity Division...............................       22            69           118           253
Harris Oakmark Large Cap Value Division.....................       22            67           114           246
State Street Research Large Cap Value Division..............       23            71           122           261
American Funds Growth Division..............................       19            60           102           222
Janus Growth Division.......................................       23            70           119           255
Putnam Large Cap Growth Division............................       23            71           122           261
T. Rowe Price Large Cap Growth Division.....................       21            64           109           236
Met/AIM Mid Cap Core Equity Division........................       24            73           124           266
MetLife Mid Cap Stock Index Division........................       17            54            93           202
Harris Oakmark Focused Value Division.......................       22            67           115           247
Neuberger Berman Partners Mid Cap Value Division............       21            65           112           241
FI Mid Cap Opportunities Division...........................       24            74           127           271
Janus Mid Cap Division......................................       20            63           108           233
MFS Mid Cap Growth Division.................................       21            65           111           240
State Street Research Aggressive Growth Division............       21            64           110           237
Loomis Sayles Small Cap Division............................       23            71           122           261
Russell 2000(R) Index Division..............................       18            57            98           213
State Street Research Aurora Division.......................       23            70           121           259
Franklin Templeton Small Cap Growth Division................       24            73           124           266
Met/AIM Small Cap Growth Division...........................       25            77           132           281
T. Rowe Price Small Cap Growth Division.....................       19            59           101           220
PIMCO Innovation Division...................................       24            74           127           271

                                      A-PPA- 11


Scudder Global Equity Division..............................      $21         $65         $111         $240
MFS Research International Division.........................       23          71          122          261
Morgan Stanley EAFE(R) Index Division.......................       21          63          109          234
Putnam International Stock Division.........................       25          76          130          277
State Street Research Concentrated International Division...       26          79          135          286
American Funds Global Small Capitalization Division.........       24          74          126          269

                                 A-PPA- 12

(1) THERE ARE TIMES WHEN THE EARLY WITHDRAWAL CHARGE DOES NOT APPLY TO AMOUNTS THAT ARE WITHDRAWN FROM A DEFERRED ANNUITY. EACH CONTRACT YEAR YOU MAY TAKE THE GREATER OF 10% OF YOUR ACCOUNT BALANCE OR YOUR PURCHASE PAYMENTS MADE OVER 7 YEARS AGO FREE OF EARLY
    WITHDRAWAL CHARGES.

(2) A $20 ANNUAL CONTRACT FEE IS IMPOSED ON MONEY IN THE FIXED INTEREST ACCOUNT. THIS FEE MAY BE WAIVED UNDER CERTAIN CIRCUMSTANCES. THERE IS A ONE TIME CONTRACT FEE OF $350 FOR INCOME ANNUITIES. WE DO NOT CHARGE THIS FEE IF YOU ELECT A PAY-OUT OPTION UNDER YOUR DEFERRED ANNUITY AND YOU HAVE OWNED YOUR DEFERRED ANNUITY MORE THAN TWO YEARS.

(3) PURSUANT TO THE TERMS OF THE CONTRACT, OUR TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES WILL NOT EXCEED 1.25% OF YOUR AVERAGE BALANCE IN THE INVESTMENT DIVISIONS. FOR PURPOSES OF PRESENTATION HERE, WE ESTIMATED THE ALLOCATION BETWEEN GENERAL ADMINISTRATIVE EXPENSES AND THE MORTALITY AND EXPENSE RISK CHARGE.

(4) EACH PORTFOLIO'S MANAGEMENT FEE DECREASES WHEN ITS ASSETS GROW TO CERTAIN DOLLAR AMOUNTS. THE "BREAK POINT" DOLLAR AMOUNTS AT WHICH THE MANAGEMENT FEE DECLINES ARE MORE FULLY EXPLAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR EACH RESPECTIVE FUND.

(5) CERTAIN METROPOLITAN FUND AND ZENITH FUND SUB-INVESTMENT MANAGERS DIRECTED CERTAIN PORTFOLIO TRADES TO BROKERS WHO PAID A PORTION OF THE PORTFOLIO'S EXPENSES. IN ADDITION, EACH FUND HAS ENTERED INTO ARRANGEMENTS WITH ITS CUSTODIAN WHEREBY CREDITS REALIZED AS A RESULT OF THIS PRACTICE WERE USED TO REDUCE A PORTION OF EACH PARTICIPATING PORTFOLIO'S EXPENSES. THE EXPENSE INFORMATION FOR THE METROPOLITAN FUND AND ZENITH FUND PORTFOLIOS DOES NOT REFLECT THESE REDUCTIONS OR CREDITS.

(6) METLIFE ADVISERS, LLC ("METLIFE ADVISERS") AGREED TO PAY ALL EXPENSES (OTHER THAN MANAGEMENT FEES, BROKERAGE COMMISSIONS, TAXES, INTEREST AND EXTRAORDINARY OR NON-RECURRING EXPENSES) (HEREAFTER "EXPENSES") IN EXCESS OF .30% OF THE AVERAGE NET ASSETS FOR THE RUSSELL 2000(R) INDEX PORTFOLIO THROUGH APRIL 30, 2002. METLIFE ADVISERS AGREED TO PAY ALL EXPENSES IN EXCESS OF .20% OF THE AVERAGE NET ASSETS FOR THE METLIFE MID CAP STOCK INDEX AND PUTNAM LARGE CAP GROWTH PORTFOLIOS THROUGH APRIL 30, 2002. THE "OTHER EXPENSES BEFORE REIMBURSEMENT" INFORMATION FOR THESE PORTFOLIOS ASSUMES NO REDUCTION OF EXPENSES OF ANY KIND. THE "TOTAL EXPENSES AFTER WAIVER/REIMBURSEMENT" INFORMATION FOR THESE PORTFOLIOS REFLECTS EXPENSES REIMBURSED IN CALENDAR YEAR 2001. THE EFFECT OF SUCH REIMBURSEMENTS IS THAT PERFORMANCE RESULTS ARE INCREASED.

(7) THESE PORTFOLIOS BEGAN OPERATIONS ON APRIL 30, 2002. THE "OTHER EXPENSES BEFORE REIMBURSEMENT" INFORMATION FOR THESE PORTFOLIOS REFLECTS AN ESTIMATE OF EXPENSES FOR CALENDAR YEAR 2002. THE "TOTAL EXPENSES AFTER WAIVER/REIMBURSEMENT" REFLECTS EXPENSES AS IF THE EXPENSE REIMBURSEMENT WAS IN EFFECT FOR THE ENTIRE CURRENT YEAR. THE EFFECT OF SUCH REIMBURSEMENTS IS THAT PERFORMANCE IS INCREASED.

(8) METLIFE ADVISERS AGREED TO PAY ALL OPERATING EXPENSES OTHER THAN AMORTIZATION OF EXPENSES, BROKERAGE COSTS, INTEREST, TAXES OR OTHER EXTRAORDINARY EXPENSES, IN EXCESS OF 1.00% OF THE AVERAGE NET ASSETS FOR THE LOOMIS SAYLES SMALL CAP PORTFOLIO THROUGH APRIL 30, 2002. METLIFE ADVISERS AGREED TO PAY ALL EXPENSES IN EXCESS OF .20% OF THE AVERAGE NET ASSETS OF THE STATE STREET RESEARCH AURORA PORTFOLIO THROUGH APRIL 30, 2002. METLIFE ADVISERS AGREED TO PAY THE OPERATING EXPENSES OF THE SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES AND HARRIS OAKMARK FOCUSED VALUE PORTFOLIOS (EXCLUSIVE OF ANY BROKERAGE COSTS, INTEREST, TAXES OR EXTRAORDINARY EXPENSES) IN EXCESS OF 0.90% OF AVERAGE NET ASSETS THROUGH APRIL 30, 2002. THE SALOMON BROTHERS BOND OPPORTUNITIES, THE LOOMIS SAYLES SMALL CAP, THE STATE STREET RESEARCH AURORA AND THE HARRIS OAKMARK FOCUSED VALUE PORTFOLIOS' EXPENSES DID NOT EXCEED THESE LIMITATIONS FOR THE YEAR ENDED DECEMBER 31, 2001.

(9) CLASS A SHARES OF THE MFS MID CAP GROWTH, MFS RESEARCH INTERNATIONAL, PIMCO TOTAL RETURN AND PIMCO INNOVATION PORTFOLIOS BEGAN OPERATIONS ON MAY 1, 2001. THE "OTHER EXPENSES BEFORE REIMBURSEMENT" FOR THESE PORTFOLIOS REFLECTS ANNUALIZED EXPENSES FOR THE FULL CALENDAR YEAR 2001. CLASS A SHARES FOR THE LORD ABBETT BOND DEBENTURE PORTFOLIO BEGAN OPERATIONS ON FEBRUARY 12, 2001. CLASS E SHARES OF THE MET/AIM MID CAP CORE EQUITY, MET/AIM SMALL CAP GROWTH AND STATE STREET RESEARCH CONCENTRATED INTERNATIONAL PORTFOLIOS BEGAN OPERATIONS IN APRIL, 2002. THE "OTHER EXPENSES BEFORE REIMBURSEMENT" INFORMATION FOR THESE PORTFOLIOS REFLECTS AN ESTIMATE OF EXPENSES FOR THE CALENDAR YEAR 2002 AND ARE BASED ON OTHER SHARE CLASS EXPENSE EXPERIENCE.

    MET INVESTORS ADVISORY LLC ("METLIFE INVESTORS") AND MET INVESTORS FUND HAVE ENTERED INTO AN EXPENSE LIMITATION AGREEMENT WHEREBY, UNTIL AT LEAST APRIL 30, 2003, METLIFE INVESTORS HAS AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE OR PAY OPERATING EXPENSES (EXCLUSIVE OF INTEREST, TAXES, BROKERAGE COMMISSIONS, OR EXTRAORDINARY EXPENSE AND 12b-1 PLAN FEES) AS NECESSARY TO LIMIT TOTAL EXPENSES TO THE PERCENTAGE OF DAILY NET ASSETS TO THE FOLLOWING PERCENTAGES: .65% FOR THE PIMCO TOTAL RETURN PORTFOLIO, 1.10% FOR THE PIMCO INNOVATION PORTFOLIO, .80% FOR THE MFS MID CAP GROWTH PORTFOLIO, 1.00% FOR THE MFS RESEARCH INTERNATIONAL PORTFOLIO, .70% FOR THE LORD ABBETT BOND DEBENTURE PORTFOLIO, 1.05% FOR THE MET/AIM SMALL CAP GROWTH PORTFOLIO, .90% FOR THE MET/AIM MID CAP CORE EQUITY PORTFOLIO AND 1.10% FOR THE STATE STREET RESEARCH CONCENTRATED INTERNATIONAL PORTFOLIO. UNDER CERTAIN CIRCUMSTANCES, ANY FEES WAIVED OR EXPENSES REIMBURSED BY THE INVESTMENT MANAGER MAY, WITH THE APPROVAL OF THE FUND'S BOARD OF TRUSTEES, BE REPAID TO THE INVESTMENT MANAGER. FOR THE MFS MID CAP GROWTH, MFS RESEARCH INTERNATIONAL, PIMCO TOTAL RETURN AND PIMCO INNOVATION PORTFOLIOS, THE "TOTAL EXPENSES AFTER WAIVER/REIMBURSEMENT" REFLECTS EXPENSES AS IF THE EXPENSE REIMBURSEMENT WAS IN EFFECT FOR THE ENTIRE CALENDAR YEAR 2001. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED.


(10) EACH OF THE AMERICAN, METROPOLITAN, MET INVESTORS AND ZENITH FUNDS HAS ADOPTED A DISTRIBUTION PLAN UNDER RULE 12b-1 OF THE INVESTMENT COMPANY ACT OF 1940. THE DISTRIBUTION PLAN IS DESCRIBED IN MORE DETAIL IN EACH FUND'S PROSPECTUS. WE ARE PAID THE RULE 12b-1 FEE IN CONNECTION WITH THE CLASS E SHARES OF THE METROPOLITAN, ZENITH AND MET INVESTORS FUNDS AND CLASS 2 OF THE AMERICAN FUNDS.


                                      A-PPA- 13

(11) PURSUANT TO EXPENSE AGREEMENTS, METLIFE ADVISERS HAS AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE OR PAY OPERATING EXPENSES (EXCLUSIVE OF BROKERAGE COSTS, INTEREST, TAXES OR EXTRAORDINARY EXPENSES) ("OPERATING EXPENSES") AS NECESSARY TO LIMIT TOTAL OPERATING EXPENSES TO THE ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE FOLLOWING PORTFOLIOS AS INDICATED:

                         PORTFOLIO                            PERCENTAGE
                         ---------                            ----------
MORGAN STANLEY EAFE(R) INDEX PORTFOLIO                           0.75
PUTNAM LARGE CAP GROWTH PORTFOLIO                                1.00
METLIFE MID CAP STOCK INDEX PORTFOLIO                            0.45
RUSSELL 2000(R) INDEX PORTFOLIO                                  0.55
JANUS GROWTH PORTFOLIO                                           0.95
FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO                    1.05
STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO (CLASS E)        1.00
MFS INVESTORS TRUST PORTFOLIO                                    0.90
MFS RESEARCH MANAGERS PORTFOLIO                                  0.90
SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO                       0.70
FI MID CAP OPPORTUNITIES PORTFOLIO (CLASS E)                     1.10

     This waiver or agreement to pay is subject to the obligation of each class of the Portfolio separately to repay MetLife Advisers such expenses in future years, if any, when the Portfolio's class's expenses fall below the above percentages if certain conditions are met. The agreement may be terminated at any time after April 30, 2003. The "Other Expenses Before Reimbursement" information for the Morgan Stanley EAFE(R) INDEX, THE JANUS GROWTH, THE FRANKLIN TEMPLETON SMALL CAP GROWTH, THE MFS INVESTORS TRUST, THE MFS RESEARCH MANAGERS AND THE SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIOS ASSUMES NO REDUCTION OF ANY KIND. THE "TOTAL EXPENSES AFTER WAIVER/REIMBURSEMENT" INFORMATION FOR THE MORGAN STANLEY EAFE(R) INDEX PORTFOLIO REFLECTS EXPENSES AS IF THE EXPENSE AGREEMENT WAS IN EFFECT FOR THE ENTIRE CURRENT YEAR. THE "TOTAL EXPENSES AFTER WAIVER/REIMBURSEMENT" INFORMATION REFLECTS EXPENSES WAIVED OR REIMBURSED IN THE CALENDAR YEAR 2001 FOR THE JANUS GROWTH, THE FRANKLIN TEMPLETON SMALL CAP GROWTH, THE MFS INVESTORS TRUST, THE MFS RESEARCH MANAGERS AND THE SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIOS. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED.

(12) ON APRIL 29, 2002, THE STATE STREET RESEARCH INCOME PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE STATE STREET RESEARCH BOND INCOME PORTFOLIO OF THE ZENITH FUND AND THE LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE LORD ABBETT BOND DEBENTURE PORTFOLIO OF THE MET INVESTORS FUND.

(13) THESE EXAMPLES ASSUME THAT REIMBURSEMENT AND/OR WAIVER OF EXPENSES WAS IN EFFECT.

(14) THIS EXAMPLE ASSUMES NO EARLY WITHDRAWAL CHARGES ARE APPLICABLE. IN ORDER TO MAKE THIS ASSUMPTION FOR A PAY-OUT OPTION UNDER YOUR DEFERRED ANNUITY, WE ALSO ASSUMED THAT YOU SELECTED AN INCOME PAYMENT TYPE UNDER WHICH YOU WILL RECEIVE PAYMENTS OVER YOUR LIFETIME OR FOR A PERIOD OF AT LEAST FIVE FULL YEARS.

                                 A-PPA- 14

 ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION
(For an accumulation unit outstanding throughout the period)
    These tables and bar charts show fluctuations in the Accumulation Unit Values for each investment division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).

------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index
  Division.................................... 2001      $10.85            $11.51         17,519
                                               2000        9.86             10.85         11,149
                                               1999       10.12              9.86          7,735
                                               1998       10.00(d)          10.12            793

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


PIMCO Total Return Division................... 2001       10.00(e)          10.55          2,743


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Salomon Brothers U.S. Government Division..... 2001       14.30(e)          15.07          1,179


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


State Street Research Income Division(c)...... 2001       20.49             21.93         18,441
                                               2000       18.65             20.49         16,397
                                               1999       19.33             18.65         18,535
                                               1998       17.89             19.33         20,060
                                               1997       16.49             17.89         16,307
                                               1996       16.12             16.49         16,604
                                               1995       13.65             16.12         15,252
                                               1994       14.27             13.65         13,923
                                               1993       12.98             14.27         14,631
                                               1992       12.29             12.98          5,918


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value

[LUCY WITH STOCK TICKER GRAPHIC]
                                      A-PPA- 15

(For an accumulation unit outstanding throughout the period)

------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


Salomon Brothers Strategic Bond Opportunities
  Division.................................... 2001      $15.37(e)         $16.22            494


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


State Street Research Diversified Division.... 2001       28.98             26.81         66,375
                                               2000       29.04             28.98         72,259
                                               1999       27.05             29.04         75,126
                                               1998       22.89             27.05         73,897
                                               1997       19.22             22.89         62,604
                                               1996       17.00             19.22         52,053
                                               1995       13.55             17.00         42,712
                                               1994       14.15             13.55         40,962
                                               1993       12.70             14.15         31,808
                                               1992       11.75             12.70          7,375


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Loomis Sayles High Yield Bond Division(c)..... 2001       10.93             10.65          5,375
                                               2000       11.17             10.93          5,291
                                               1999        9.60             11.17          4,708
                                               1998       10.51              9.60          3,882
                                               1997       10.00(b)          10.51          2,375

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


American Funds Growth--Income Division........ 2001       86.74(e)          87.85            404


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value

                                 A-PPA- 16

(For an accumulation unit outstanding throughout the period)

------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


MetLife Stock Index Division.................. 2001      $39.62            $34.37         80,855
                                               2000       44.24             39.62         83,765
                                               1999       37.08             44.24         79,702
                                               1998       29.28             37.08         71,204
                                               1997       22.43             29.28         58,817
                                               1996       18.52             22.43         43,141
                                               1995       13.70             18.52         29,883
                                               1994       13.71             13.70         23,458
                                               1993       12.67             13.71         18,202
                                               1992       11.94             12.67          8,150


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


MFS Investors Trust Division.................. 2001       10.06(e)           8.35            494


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


MFS Research Managers Division................ 2001       11.31(e)           8.83            164


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


State Street Research Investment Trust
  Division.................................... 2001       37.20             30.49         57,292
                                               2000       40.14             37.20         62,971
                                               1999       34.30             40.14         64,026
                                               1998       27.10             34.30         64,053
                                               1997       21.37             27.10         60,102
                                               1996       17.71             21.37         49,644
                                               1995       13.47             17.71         38,047
                                               1994       14.10             13.47         32,563
                                               1993       12.48             14.10         24,608
                                               1992       11.32             12.48          9,432


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value

                                      A-PPA- 17

(For an accumulation unit outstanding throughout the period)

------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


Davis Venture Value Division.................. 2001      $30.79            $27.02          2,072
                                               2000       30.19(a)          30.79            917


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Harris Oakmark Large Cap Value Division....... 2001        9.92              11.6         16,415
                                               2000        8.93              9.92          4,947
                                               1999        9.71              8.93          3,631
                                               1998       10.00(d)           9.71            386

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


American Funds Growth Division................ 2001      146.13(e)         118.11            383


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Janus Growth Division......................... 2001       10.00(e)           7.76          1,023


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Putnam Large Cap Growth Division.............. 2001        7.24              4.95          5,527
                                               2000        9.82(a)           7.24          2,555


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value

T. Rowe Price Large Cap Growth Division....... 2001       13.06             11.62         12,077
                                               2000       13.29             13.06         12,475
                                               1999       11.01             13.29          3,394
                                               1998       10.00(d)          11.01            407

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value

                                 A-PPA- 18

(For an accumulation unit outstanding throughout the period)

------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


MetLife Mid Cap Stock Index Division.......... 2001      $10.62            $10.36          8,080
                                               2000       10.00(a)          10.62          5,493


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Harris Oakmark Focused Value Division......... 2001       21.38(e)          26.80          2,800


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Neuberger Berman Partners Mid Cap Value
  Division.................................... 2001       15.78             15.20          9,094
                                               2000       12.46             15.78          7,506
                                               1999       10.73             12.46          2,438
                                               1998       10.00(d)          10.73            297

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Janus Mid Cap Division........................ 2001       25.71             15.91         52,028
                                               2000       37.86             25.71         57,546
                                               1999       17.19             37.86         44,078
                                               1998       12.69             17.19         19,031
                                               1997       10.00(b)          12.69          7,417

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


MFS Mid Cap Growth Division................... 2001       10.00(e)           8.43          1,519


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value

                                      A-PPA- 19

(For an accumulation unit outstanding throughout the period)

------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------
State Street Research Aggressive Growth
  Division.................................... 2001      $33.76            $25.42         31,091
                                               2000       37.01             33.76         33,051
                                               1999       28.12             37.01         31,947
                                               1998       25.05             28.12         38,975
                                               1997       23.77             25.05         43,359
                                               1996       22.35             23.77         43,962
                                               1995       17.47             22.35         33,899
                                               1994       18.03             17.47         26,890
                                               1993       14.89             18.03         17,094
                                               1992       13.66             14.89          5,747

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value

Loomis Sayles Small Cap Division.............. 2001       25.53             22.99            654
                                               2000       25.79(a)          25.53            353

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value

Russell 2000(R) Index Division................ 2001       12.13             12.08          9,632
                                               2000       12.76             12.13          9,113
                                               1999       10.53             12.76          5,395
                                               1998       10.00(d)          10.53            598
[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value

State Street Research Aurora Division......... 2001       12.25             14.03         14,487
                                               2000       10.00(a)          12.25          4,095

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value

Franklin Templeton Small Cap Growth
Division...................................... 2001       10.00(e)           8.81            769

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value

                                 A-PPA- 20

(For an accumulation unit outstanding throughout the period)

------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------
T. Rowe Price Small Cap Growth Division....... 2001      $13.64            $12.25         18,643
                                               2000       15.19             13.64         19,423
                                               1999       12.02             15.19         14,007
                                               1998       11.76             12.02         13,119
                                               1997       10.00(b)          11.76          6,932
[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value

PIMCO Innovation Division..................... 2001       10.00(e)           7.44          2,036

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value

Scudder Global Equity Division................ 2001       14.93             12.37         12,091
                                               2000       15.36             14.93         11,687
                                               1999       12.43             15.36          9,323
                                               1998       10.85             12.43          7,712
                                               1997       10.00(b)          10.85          4,826
[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value

MFS Research International Division........... 2001       10.00(e)           8.73            409

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value

Morgan Stanley EAFE(R) Index Division......... 2001       11.25              8.69         11,012
                                               2000       13.31             11.25          8,034
                                               1999       10.79             13.31          3,869
                                               1998       10.00(d)          10.79            342
[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value

                                      A-PPA- 21

(For an accumulation unit outstanding throughout the period)

------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


Putnam International Stock Division........... 2001      $16.41            $12.87         13,984
                                               2000       18.49             16.41         13,980
                                               1999       16.07             18.49         13,052
                                               1998       13.28             16.07         14,330
                                               1997       13.77             13.28         15,865
                                               1996       14.19             13.77         17,780
                                               1995       14.25             14.19         17,553
                                               1994       13.74             14.25         16,674
                                               1993        9.41             13.74          6,921
                                               1992       10.61              9.41            966


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


American Funds Global Small Capitalization
  Division.................................... 2001       15.83(e)          13.63            549


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value

----------------------------------------

In addition to the above mentioned Accumulation Units, there were cash reserves of $56,293,338 as of December 31, 2001, applicable to Income Annuities (including those not described in this Prospectus) receiving annuity payouts.
(a)Inception Date July 5, 2000.
(b)Inception Date March 3, 1997.
(c)On April 29, 2002 the assets from the State Street Research Income Division merged into State Street Research Bond Income Division and the assets from the Loomis Sayles High Yield Bond Division merged into the Lord Abbett Bond Debenture Division. These investment divisions are no longer available under the Deferred Annuities and Income Annuities.
(d)Inception Date November 9, 1998.
(e)Inception Date May 1, 2001.

                                 A-PPA- 22

METLIFE
Metropolitan Life Insurance Company ("MetLife") is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. Our main office is located at One Madison Avenue, New York, New York 10010. MetLife was formed under the laws of New York State in 1868. Headquartered in New York City, we are a leading provider of insurance and financial services to a broad spectrum of individual and group customers. MetLife, Inc., through its subsidiaries and affiliates, provides individual insurance and investment products to approximately 9 million households in the United States and corporations and other institutions with 33 million employees and members. It also has international insurance operations in 13 countries.

METROPOLITAN LIFE
SEPARATE ACCOUNT E
We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Plus Account Variable Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities even if that amount exceeds the assets in the Separate Account. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.

VARIABLE ANNUITIES
There are two types of variable annuities described in this Prospectus: Deferred Annuities and Income Annuities. These annuities are "variable" because the value of your account or income payment varies based on the investment performance of the investment divisions you choose. In short, the value of your Deferred Annuity, your income payments under a variable pay-out option of your Deferred Annuity, or your income payments under your Income Annuity, may go up or down. Since the investment performance is not guaranteed, your money is at risk. The degree of risk will depend on the investment divisions you select. The Accumulation Unit Value or

                                                  [SNOOPY AND WOODSTOCK GRAPHIC]
                                   [SNOOPY TEETER TOTTER WITH WOODSTOCK GRAPHIC]
Group Deferred Annuities and group Income Annuities are also available. They are offered to an employer, association, trust or other group for its employees, members or participants.
                                                                       A-PPA- 23

Annuity Unit Value for each investment division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.

The Deferred Annuities have a fixed interest rate option called the "Fixed Interest Account." With the Fixed Interest Account, your money earns a rate of interest that we guarantee. Income Annuities and the variable pay-out options under the Deferred Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them.

A DEFERRED ANNUITY
You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit investment returns as long as the money remains in your account.

All IRAs receive tax deferral under the Internal Revenue Code. There are no additional tax benefits from funding an IRA with a Deferred Annuity. Therefore, there should be reasons other than tax deferral for acquiring the Deferred Annuity such as the availability of a guaranteed income for life or the death benefit.

The pay-out phase begins when you elect to have us pay you "income" payments using the money in your account. The number and the amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer various insurance benefits such as payment options, including our guarantee of income for your lifetime, they are "annuities."

AN INCOME ANNUITY
An Income Annuity, also known as an immediate annuity, only has a "pay-out" phase. You make a single purchase payment and select the type of pay-out option suited to your needs. Some of the pay-out options guarantee an income stream for your lifetime; others guarantee an income stream for both your lifetime, as well as the lifetime of another person (such as a spouse). Some Income Annuities guarantee a time period of your choice over which MetLife will make income payments. Income Annuities also have other features. The amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices and the amount of your purchase payment.

   A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase.
A-PPA- 24

YOUR INVESTMENT CHOICES
The Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. The Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds prospectuses are attached at the end of this Prospectus. You should read these prospectuses carefully before making purchase payments to the investment divisions. The Class A shares available to the Deferred Annuities and Income Annuities do not impose any 12b-1 Plan fees. However, 12b-1 Plan fees are imposed on American Funds Portfolios, which are Class 2, and the following
Portfolios: FI Mid Cap Opportunities, FI Structured Equity, Met/AIM Small Cap Growth, Met/AIM Mid Cap Core Equity, State Street Research Concentrated International and State Street Research Large Cap Value, which are all Class E.

The investment choices are listed in the approximate risk relationship among the available Portfolios with all those within the same investment style listed in alphabetical order. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The list is intended to be a guide. Please consult the appropriate Fund prospectus for more information regarding the investment objectives and investment practices of each Portfolio. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance or variable income payments based on amounts allocated to the investment divisions may go down as well as up.

The investment divisions generally offer the opportunity for greater returns over the long term than our guaranteed fixed rate option.
                                                                       A-PPA- 25

The following list of investment choices includes six portfolios that subject to state approval we anticipate will be available on or about May 1, 2002.

                                        [SNOOPY READING MENU GRAPHIC]

  LEHMAN BROTHERS(R) AGGREGATE BOND INDEX
  PORTFOLIO
  PIMCO TOTAL RETURN PORTFOLIO
  SALOMON BROTHERS U.S. GOVERNMENT
  PORTFOLIO
  STATE STREET RESEARCH BOND INCOME
  PORTFOLIO
  SALOMON BROTHERS STRATEGIC BOND
  OPPORTUNITIES
    PORTFOLIO
  STATE STREET RESEARCH DIVERSIFIED
  PORTFOLIO
  LORD ABBETT BOND DEBENTURE PORTFOLIO
  AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
  METLIFE STOCK INDEX PORTFOLIO
  MFS INVESTORS TRUST PORTFOLIO
  MFS RESEARCH MANAGERS PORTFOLIO
  STATE STREET RESEARCH INVESTMENT TRUST
  PORTFOLIO
  DAVIS VENTURE VALUE PORTFOLIO
  FI STRUCTURED EQUITY PORTFOLIO
  HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO
  STATE STREET RESEARCH LARGE CAP VALUE
  PORTFOLIO
  AMERICAN FUNDS GROWTH PORTFOLIO
  JANUS GROWTH PORTFOLIO                       STATE STREET RESEARCH AURORA PORTFOLIO
  PUTNAM LARGE CAP GROWTH PORTFOLIO            FRANKLIN TEMPLETON SMALL CAP GROWTH
  T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO     PORTFOLIO
  MET/AIM MID CAP CORE EQUITY PORTFOLIO        MET/AIM SMALL CAP GROWTH PORTFOLIO
  METLIFE MID CAP STOCK INDEX PORTFOLIO        T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO
  HARRIS OAKMARK FOCUSED VALUE PORTFOLIO       PIMCO INNOVATION PORTFOLIO
  NEUBERGER BERMAN PARTNERS MID CAP VALUE      SCUDDER GLOBAL EQUITY PORTFOLIO
  PORTFOLIO                                    MFS RESEARCH INTERNATIONAL PORTFOLIO
  FI MID CAP OPPORTUNITIES PORTFOLIO           MORGAN STANLEY EAFE(R) INDEX PORTFOLIO
  JANUS MID CAP PORTFOLIO                      PUTNAM INTERNATIONAL STOCK PORTFOLIO
  MFS MID CAP GROWTH PORTFOLIO                 STATE STREET RESEARCH CONCENTRATED
  STATE STREET RESEARCH AGGRESSIVE GROWTH      INTERNATIONAL
  PORTFOLIO                                      PORTFOLIO
  LOOMIS SAYLES SMALL CAP PORTFOLIO            AMERICAN FUNDS GLOBAL SMALL
  RUSSELL 2000(R) INDEX PORTFOLIO              CAPITALIZATION PORTFOLIO

Subject to state approval FI Mid Cap Opportunities, FI Structured Equity, State Street Research Large Cap Value, State Street Research Concentrated International, Met/AIM Mid Cap Core Equity and Met/AIM Small Cap Growth Portfolios will be available on or about May 1, 2002.

Some of the investment choices may not be available under the terms of your Deferred Annuity or Income Annuity. Your contract or other correspondence we provide you will indicate the investment divisions that are available to you. Your investment choices may be limited because:

* Your employer, association or other group contract holder limits the available investment divisions.

*   We have restricted the available investment divisions.

*   Some of the investment divisions are not approved in your state.

* For Income Annuities, some states limit you to four choices (four investment divisions or three investment divisions and the Fixed Income Option).

   While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The portfolios most likely will not have the same performance experience as any publicly available mutual fund.



The degree of investment risk you assume will depend on the investment divisions you choose. We have listed your choices in the approximate order of risk from the most conservative to the most aggressive with all those within the same investment style listed in alphabetical order.
A-PPA- 26

The investment divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of the Metropolitan Fund, the Zenith Fund, the Met Investors Fund or the American Funds, invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund, the Zenith Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The American Funds Portfolios are made available by the American Funds only through various insurance company annuities and life insurance policies.

The Metropolitan Fund, the Zenith Fund, the Met Investors Fund and the American Funds are each a "series" type fund registered with the Securities and Exchange Commission as an "open-end management investment company" under the Investment Company Act of 1940 (the "1940 Act"). A "series" fund means that each Portfolio is one of several available through the fund. Except for the State Street Research Concentrated International, the Janus Mid Cap, the Harris Oakmark Focused Value and MFS Mid Cap Growth Portfolios, each Portfolio is "diversified" under the 1940 Act.

The Portfolios of the Metropolitan Fund and the Zenith Fund pay MetLife Advisers, LLC ("MetLife Advisers"), a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the Met Investors Fund pay Met Investors Advisory LLC, a MetLife affiliate, formerly known as Met Investors Advisory Corp., a monthly fee for its services as their investment manager. The Portfolios of the American Funds pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as other expenses paid by each Portfolio, are described in the applicable prospectus and SAI for the Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds.

In addition, the Metropolitan Fund, the Zenith Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund, the Zenith Fund or the Met Investors Fund. The risks of these arrangements are discussed in each Fund's prospectus.

                                                                       A-PPA- 27

DEFERRED ANNUITIES
This Prospectus describes the following Deferred Annuities under which you can accumulate money:

* Non-Qualified
* Traditional IRAs (Individual
  Retirement Annuities)
* Roth IRAs (Roth Individual Retirement
  Annuities)
* SIMPLE IRAs (Savings Incentive Match
  Plan for Employees Individual
  Retirement Annuities)
* SEPs (Simplified Employee Pensions)

                                          [LINUS BUILDING SAND CASTLE]

Certain group Deferred Annuities may be issued to a bank that does nothing but hold them as contract holder.

THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN
If you participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, purchase payments, withdrawals, transfers, the death benefit and pay-out options. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult your Deferred Annuity contract and plan document to see how you may be affected.

AUTOMATED INVESTMENT STRATEGIES
There are five automated investment strategies available to you. These investment strategies are available to you without any additional charges. As with any investment program, no strategy can guarantee a gain -- you can lose money. We may modify or terminate any of the strategies at any time. You may have only one automated investment strategy in effect at a time.

THE EQUITY GENERATOR(SM): An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to either the MetLife Stock Index or State Street Research Aggressive Growth investment division, based on your selection. If your Fixed Interest Account balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.

As an added benefit of this strategy, as long as 100% of every purchase payment is allocated to the Fixed Interest Account for the life of your Deferred Annuity and you never request allocation changes or transfers, you will not pay more in early withdrawal charges than

   These Deferred Annuities may be either issued to you as an individual or to a group (you are then a participant under the group's Deferred Annuity).



We created these investment strategies to help you manage your money. You decide if one is appropriate for you, based upon your risk tolerance and savings goals.
            Also, the strategies were designed to help you take advantage of the tax-deferred status of a Non-Qualified annuity.

                                                                  [SAFE GRAPHIC]
A-PPA- 28
your contract earns. Early withdrawal charges may be taken from any of your earnings.

THE EQUALIZER(SM): You start with equal amounts of money in the Fixed Interest Account and your choice of either the MetLife Stock Index Division or the State Street Research Aggressive Growth Division. Each quarter amounts are transferred between the Fixed Interest Account and your chosen investment division to make the value of each equal. Say you choose the MetLife Stock Index Division. If over the quarter, it outperforms the Fixed Interest Account, money is transferred to the Fixed Interest Account. Conversely, if the Fixed Interest Account outperforms the MetLife Stock Index Division, money is transferred into the MetLife Stock Index Division.

THE REBALANCER(SM): You select a specific asset allocation for your entire Account Balance from among the investment divisions and the Fixed Interest Account. Each quarter, we transfer amounts among these options to bring the percentage of your Account Balance in each option back to your original allocation. In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy.

THE INDEX SELECTOR(SM): You may select one of five asset allocation models which are designed to correlate to various risk tolerance levels. Based on the model you choose, your entire Account Balance is allocated among the Lehman Brothers(R) Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index investment divisions and the Fixed Interest Account. Each quarter, the percentage in each of these investment divisions and the Fixed Interest Account is brought back to the model percentage by transferring amounts among the investment divisions and the Fixed Interest Account.

In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy. This strategy may experience more volatility than our other strategies. The models are subject to change from time to time. We provide the elements to formulate the models. We may rely on a third party for its expertise in creating appropriate allocations.

THE ALLOCATOR(SM): Each month a dollar amount you choose is transferred from the Fixed Interest Account to any of the investment divisions you choose. You select the day of the month and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Interest Account balance is exhausted, this strategy is automatically discontinued.

The Equity Generator and the Allocator are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, you should consider whether you wish to continue the strategy through periods of fluctuating prices.

                                                                 [SCALE GRAPHIC]
                                                             [PIE CHART GRAPHIC]
                                                                 [GLOBE GRAPHIC]

                                                            [HOUR GLASS GRAPHIC]
                                                                       A-PPA- 29

PURCHASE PAYMENTS

There is no minimum purchase payment. You may continue to make purchase payments while you receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through automatic payroll deduction, check-o-matic, salary reduction or salary deduction.

ALLOCATION OF PURCHASE PAYMENTS

You decide how your money is allocated among the Fixed Interest Account and the investment divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change as long as it is within 30 days after we receive the request.

AUTOMATED PURCHASE PAYMENTS

If you purchase a Traditional IRA, a Roth IRA or a Non-Qualified Deferred Annuity, you may elect to have purchase payments made automatically. With "automatic payroll deduction" your employer deducts an amount from your salary and makes the purchase payment for you. With "check-o-matic" your bank deducts money from your bank account and makes the purchase payment for you.

ELECTRONIC APPLICATIONS

When circumstances permit, we may be able to electronically submit your complete initial application to your MetLife Designated Office. If you elect to use this process, our local office or your sales representative will actually transmit the record of your purchase payment and application. Your actual purchase payment, application and other related documents will then be forwarded to your MetLife Designated Office. We may, for certain Deferred Annuities, treat the electronic purchase payment as though we had received payment at your MetLife Designated Office in order to credit and value the purchase payment.

We may do this if:
* The electronic purchase payment is received at your MetLife Designated Office and accompanied by a properly completed electronic application record; and
* Your money, application and other documentation are received in good order at your MetLife Designated Office within five business days following the transmission of the electronic record. Generally, the electronic record is received at your MetLife Designated Office the business day following its transmission by the sales representative or local office.

    If, however, your purchase payment and paper copy of the application are received at your MetLife Designated Office before

 You may make purchase payments to your Deferred Annuity whenever you choose, up to the date you begin receiving payments from a pay-out option. However, Federal tax rules may limit the amount and frequency of your purchase payments.

[SNOOPY AND COMPUTER GRAPHIC]
A-PPA- 30
    the electronic record, then your purchase payment will be credited and valued as of the date it is received.

LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

*   Federal tax laws;

* Our right to limit the total of your purchase payments to $500,000. We may change the maximum by telling you in writing at least 90 days in advance; and

* Regulatory requirements. For example, if you reside in Washington or Oregon, we may be required to limit your ability to make purchase payments after you have held the Deferred Annuity for more than three years, if the Deferred Annuity was issued to you after you turn age 60; or after you turn age 63, if the Deferred Annuity was issued before you were age 61.

THE VALUE OF YOUR INVESTMENT
Accumulation Units are credited to you when you make purchasepayments or transfers into an investment division. When you withdraw or transfer money from an investment division, accumulation units are liquidated. We determine the number of accumulation units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.

This is how we calculate the Accumulation Unit Value for each investment division:

* First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of our insurance-related charge (general administrative expense and mortality and expense risk charges) for each day since the last Accumulation Unit Value was calculated; and

*   Finally, we multiply the previous Accumulation Unit Value by this result.

                                                             [WOODSTOCK GRAPHIC]
                                                                       A-PPA- 31

EXAMPLES

CALCULATING THE NUMBER OF ACCUMULATION UNITS

Assume you make a purchase payment of $500 into one investment division and that investment division's Accumulation Unit Value is currently $10.00. You would be credited with 50 accumulation units.

                       $500    =  50 accumulation units
                       ----
                       $10

CALCULATING THE ACCUMULATION UNIT VALUE

Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 ($500 x 1.05 = $525).

           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value

However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 ($500 x 9.50 = $475).

            $10.00 x .95 = $9.50 is the new Accumulation Unit Value

TRANSFERS
You may make tax-free transfers between investment divisions or between the investment divisions and the Fixed Interest Account. For us to process a transfer, you must tell us:

*   The percentage or dollar amount of the transfer;

* The investment divisions (or Fixed Interest Account) from which you want the money to be transferred;

* The investment divisions (or Fixed Interest Account) to which you want the money to be transferred; and

* Whether you intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.

Each Fund may restrict or refuse purchases or redemptions of shares in their Portfolios as a result of certain market timing activities. You should read the Fund prospectuses for more details.

Your transfer request must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to take place on that day. All other transfer requests in good order will be processed on our next business day.

WE MAY REQUIRE YOU TO:

*   Use our forms;

* Maintain a minimum Account Balance (if the transfer is in connection with an automated investment strategy); or

[GIRL ADDING GRAPHIC]
You may transfer money within your contract. You will not incur current taxes on your earnings or any early withdrawal charges as a result of transferring your money.
A-PPA- 32

* Transfer a minimum amount if the transfer is in connection with the Allocator.

ACCESS TO YOUR MONEY
You may withdraw either all or part of your Account Balance from the Deferred Annuity. Other than those made through the Systematic Withdrawal Program, withdrawals must be at least $500 (or the Account Balance, if less). To process your request, we need the following information:

*   The percentage or dollar amount of the withdrawal; and

* The investment divisions (or Fixed Interest Account) from which you want the money to be withdrawn.

Your withdrawal may be subject to early withdrawal charges.

Generally, if you request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require you to use our original forms.

SYSTEMATIC WITHDRAWAL PROGRAM

Under this program and subject to approval in your state, you may choose to automatically withdraw a specific dollar amount or a percentage of your Account Balance each Contract Year. This amount is then paid in equal portions throughout the Contract Year, according to the time frame you select, e.g., monthly, quarterly, semi-annually or annually. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and early withdrawal charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions.

If you elect to withdraw a dollar amount, we will pay you the same dollar amount each Contract Year. If you elect to withdraw a percentage of your Account Balance, each Contract Year, we recalculate the amount you will receive based on your new Account Balance.

CALCULATING YOUR PAYMENT BASED ON A PERCENTAGE ELECTION FOR THE FIRST CONTRACT YEAR YOU ELECT THE SYSTEMATIC WITHDRAWAL PROGRAM: If you choose to receive a percentage of your Account Balance, we will determine the amount payable on the date these payments begin. When you first elect the program, we will pay this amount over the remainder of the Contract Year. For example, if you select to receive payments on a monthly basis with the percentage of your Account Balance you request equaling $12,000, and there are six months left in the Contract Year, we will pay you $2,000 a month.

CALCULATING YOUR PAYMENT FOR SUBSEQUENT CONTRACT YEARS OF THE SYSTEMATIC WITHDRAWAL PROGRAM: For each subsequent year that your Systematic Withdrawal Program remains in effect, we will deduct from

Income taxes, tax penalties and early withdrawal charges may apply to any withdrawal you make.
                                       [CHARLIE BROWN HAND IN MONEY JAR GRAPHIC]
We will withdraw your systematic withdrawal program payments from the Fixed Interest Account or investment divisions you select, either pro rata or in the proportions you request.
                                                                       A-PPA- 33
your Deferred Annuity and pay you over the Contract Year either the amount that you chose or an amount equal to the percentage of your Account Balance you chose. For example, if you select to receive payments on a monthly basis, ask for a percentage and that percentage of your Account Balance equals $12,000 at the start of a Contract Year, we will pay you $1,000 a month.

If you do not provide us with your desired allocation, or there are insufficient amounts in the investment divisions or the Fixed Interest Account that you selected, the payments will be taken out pro rata from the Fixed Interest Account and any investment divisions in which you then have money.

SELECTING A PAYMENT DATE: You select a payment date which becomes the date we make the withdrawal. We must receive your request in good order at least 10 days prior to the selected payment date. If we do not receive your request in time, we will make the payment the following month on the date you selected. If you do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request. Changes in the dollar amount, percentage or timing of the payments can be made once a year at the beginning of any Contract Year and one other time during the Contract Year. If you make any of these changes, we will treat your request as though you were starting a new Systematic Withdrawal Program. You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in good order at least 30 days in advance.

Although we need your written authorization to begin this program, you may cancel this program at any time by telephone or by writing to us at your MetLife Designated Office.

Systematic Withdrawal Program payments may be subject to an early withdrawal charge unless an exception to this charge applies. For purposes of determining how much of the annual payment amount is exempt from this charge under the free withdrawal provision (discussed later), all payments from a Systematic Withdrawal Program in a Contract Year are characterized as a single lump sum withdrawal as of your first payment date in that Contract Year. When you first elect the program, we will calculate the percentage of your Account Balance your Systematic Withdrawal Payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date. For all subsequent Contract Years, we will calculate the percentage of your Account Balance your Systematic Withdrawal payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date of that Contract Year. We will determine separately the early withdrawal charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.

[SNOOPY AND FLYING WOODSTOCKS GRAPHIC]


 If you would like to receive your systematic withdrawal payment on or about the first of the month, you should request that the payment date be the 20th day of the month.



Your Account Balance will be reduced by the amount of your systematic withdrawal payments and applicable withdrawal charges. Payments under this program are not the same as income payments you would receive from a Deferred Annuity pay-out option or under an Income Annuity.
A-PPA- 34

MINIMUM DISTRIBUTION

In order for you to comply with certain tax law provisions, you may be required to take money out of your Deferred Annuity. Rather than receiving your minimum required distribution in one annual lump-sum payment, you may request that we pay it to you in installments throughout the calendar year. However, we may require that you maintain a certain Account Balance at the time you request these payments.

CONTRACT FEE
There is no Separate Account annual contract fee.

* For the Non-Qualified, Traditional IRA, Roth IRA and SEP Deferred Annuities, you pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year if your Account Balance is less than $20,000 and you are not enrolled in the check-o-matic or automatic payroll deduction programs.

* For the SIMPLE IRA Deferred Annuity, you pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year if your Account Balance is less than $20,000 and you do not make a purchase payment during the Contract Year.

CHARGES
There are two types of charges you pay while you have money in an investment division:

*   Insurance-related charge, and

*   Investment-related charge.

INSURANCE-RELATED CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 1.25% annually of the average value of the amount you have in the Separate Account. This charge pays us for general administrative expenses and for the mortality and expense risk of the Deferred Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should you die during your "pay-in" phase is larger than your Account Balance. We also bear the risk that our expenses in administering the Deferred Annuities may be greater than we estimated (expense risk).

The charges you pay will not reduce the number of accumulation units credited to you. Instead, we deduct the charges each time we calculate the Accumulation Unit Value.
MetLife guarantees that the Separate Account insurance-related charge will not increase while you have a Deferred Annuity.

                                                      [WOODSTOCK TYPING GRAPHIC]
                                                                       A-PPA- 35

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Two classes of shares available to the Deferred Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on which investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

PREMIUM AND OTHER TAXES
Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity" taxes) only when you exercise a pay-out option. In certain jurisdictions, we may also deduct money to pay premium taxes on lump sum withdrawals or when you exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Deferred Annuity you purchase and your home state or jurisdiction. A chart in the Appendix shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Deferred Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Deferred Annuities. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

EARLY WITHDRAWAL CHARGES
An early withdrawal charge of up to 7% may apply if you withdraw purchase payments within 7 years of when they were credited to your Deferred Annuity. To determine the early withdrawal charge for Deferred Annuities, we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Interest Account or investment

  You will not pay an early withdrawal charge on any purchase payments made more than 7 years ago.



      We do not include your earnings when calculating early withdrawal charges. However, if the early withdrawal charge is greater than the available purchase payments, then we will take the early withdrawal charges, in whole or in part, from your earnings.
A-PPA- 36
division from which the withdrawal is actually coming. To do this, we first assume that your withdrawal is from purchase payments that can be withdrawn without an early withdrawal charge, then from other purchase payments on a "first-in-first-out" (oldest money first) basis and then from earnings. Once we have determined the amount of the early withdrawal charge, we will then withdraw it from the Fixed Interest Account and the investment divisions in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings.

For partial withdrawals, the early withdrawal charge is determined by dividing the amount that is subject to the early withdrawal charge by 100% minus the applicable percentage shown in the following chart. Then we will make the payment directed and withdraw the early withdrawal charge. We will treat your request as a request for a full withdrawal if your Account Balance is not sufficient to pay both the requested withdrawal and the early withdrawal charge.

For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as an early withdrawal charge and pay you the rest.

The early withdrawal charge on purchase payments withdrawn is as follows:

                           During Purchase Payment Year
    Year                     1     2     3     4     5     6     7    8 & Later
    Percentage              7%    6%    5%    4%    3%    2%    1%       0%

The early withdrawal charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the mortality and expense risk charge to pay for our costs to sell the Deferred Annuities which exceed the amount of early withdrawal charges we collect. However, we believe that our sales costs may exceed the early withdrawal charges we collect. If so, we will pay the difference out of our general profits.

WHEN NO EARLY WITHDRAWAL CHARGE APPLIES
In some cases, we will not charge you the early withdrawal charge when you make a withdrawal. We may, however, ask you to prove that you meet any conditions listed below.

You do not pay an early withdrawal charge:

*   On transfers you make within your Deferred Annuity.

*   On withdrawals of purchase payments you made over seven years ago.

* If you choose payments over one or more lifetimes or for a period of at least five years (without the right to accelerate the payments).

                                             [BOY WITH MAGNIFYING GLASS GRAPHIC]
Early withdrawal charges never apply to transfers among investment divisions or transfers to or from the Fixed Interest Account.
                                                                       A-PPA- 37

* If you die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction.



* If your contract permits and your spouse is substituted as the purchaser of the Deferred Annuity and continues the contract, that portion of the Account Balance that equals the "step up" portion of the death benefit.


* If you withdraw up to 10% of your Account Balance in a Contract Year. This 10% total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year. Each time you make a withdrawal, we calculate what percentage your withdrawal represents at that time. Only when the total of these percentages exceeds 10% will you have to pay early withdrawal charges.

* If the withdrawal is required for you to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to your Deferred Annuity. This exception does not apply if you have a Non-Qualified or Roth IRA Deferred Annuity or if the withdrawal is to satisfy Section 72(t) requirements under the Internal Revenue Code.

* Because you accept an amendment converting your Traditional IRA Deferred Annuity to a Roth IRA Deferred Annuity.

* If your Contract provides for this, on your first withdrawal to which an early withdrawal charge would otherwise apply, and either you or your spouse:

     -- Has been a resident of certain nursing home facilities for a minimum of 90 consecutive days; or

     -- Is diagnosed with a terminal illness and not expected to live more than a year.

* If you have transferred money from certain eligible MetLife contracts into the Deferred Annuity, and the withdrawal is of these transfer amounts and we agree. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.

WHEN A DIFFERENT EARLY WITHDRAWAL CHARGE MAY APPLY

If you transferred money from certain eligible MetLife contracts into a Deferred Annuity, you may have different early withdrawal charges for these transfer amounts. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.

*   Amounts transferred before January 1, 1996:

    We credit your transfer amounts with the time you held them under your original contract. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges (determined as previously described) for transferred amounts from your original contract:

                          During Purchase Payment Year
    Year                      1      2      3      4      5     6 and Beyond
    Percentage               5%     4%     3%     2%     1%          0%

[WOODSTOCK MOVING MONEY BAGS GRAPHIC]
A-PPA- 38

*   Amounts transferred on or after January 1, 1996:

     -- For certain contracts which we issued at least two years before the date of transfer (except as noted below), we apply the withdrawal charge under your original contract but not any of the original contract's exceptions or reductions to the withdrawal charge percentage that do not apply to a Deferred Annuity. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges for transferred amounts from your original contract:

                               After the Transfer
    Year                      1      2      3      4      5     6 and Beyond
    Percentage               5%     4%     3%     2%     1%          0%

     -- If we issued the other contract less than two years before the date of the transfer or it has a separate withdrawal charge for each purchase payment, we treat your purchase payments under the other contract as if they were made under the Deferred Annuity as of the date we received them under that contract.

* Alternatively, if provided for in your Deferred Annuity, we credit your purchase payments with the time you held them under your original contract.

FREE LOOK
You may cancel your Deferred Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The time period may also vary depending on your age and whether you purchased your Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payments or your Account Balance as of the date your refund request is received at your MetLife Designated Office in good order.

DEATH BENEFIT
One of the insurance guarantees we provide you under your Deferred Annuity is that your beneficiaries will be protected against market downturns. You name your beneficiary(ies). If you die during the pay-in phase, the death benefit the beneficiary receives will be the greatest of:

*   Your Account Balance;

* Your highest Account Balance as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals, fees and charges; or

                                                          [GIRL READING GRAPHIC]
                                                                       A-PPA- 39

*   The total of all of your purchase payments less any partial withdrawals.

We will only pay the death benefit when we receive both proof of death and instructions for payment in good order.

Your beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take a lump sum cash payment. If the beneficiary is your spouse, he/she may be substituted as the purchaser of the Deferred Annuity and continue the contract. In that case, the Account Balance will be reset to equal the death benefit on the date the spouse continues the Deferred Annuity. (Any additional amounts added to the Account Balance will be allocated in the same proportions to each balance in an investment division and the Fixed Interest Account as each bears to the total Account Balance). If the spouse continues the Deferred Annuity, the death benefit is calculated as previously described, except, all values used to calculate the death benefit, which may include highest Account Balance as of December 31 following the end of the fifth contract year and every other five year period, are reset on the date the spouse continues the Deferred Annuity. Your spouse may make additional purchase payments and transfers and exercise any other rights as a purchaser of the contract. Any applicable early withdrawal charges will be assessed against future withdrawals.

Your beneficiary may also continue the Traditional IRA Deferred Annuity in your name. In that case the Account Balance is reset to equal the death benefit on the date the beneficiary submits the necessary documentation in good order. (Any additional amounts added to the Account Balance will be allocated in the same proportions to each balance in an investment division and the Fixed Interest Account as each bears to the total Account Balance). There is no second death benefit payable upon the death of the beneficiary. Your beneficiary may not make additional purchase payments; he or she is permitted to make transfers. Your beneficiary will not bear any early withdrawal charges.

Where there are multiple beneficiaries, we will only value the death benefit at the time the first beneficiary submits the necessary documentation in good order.

Any death benefit amounts attributable to any beneficiary which remain in the investment divisions are subject to investment risk.

PAY-OUT OPTIONS (OR INCOME OPTIONS)
You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. When you select your pay-out option, you will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If you decide you want a pay-out option, we

A-PPA- 40
withdraw some or all of your Account Balance (less any premium taxes and applicable contract fees), then we apply the net amount to the option. You are not required to hold your Deferred Annuity for any minimum time period before you may annuitize. However, if you annuitize within two years of purchasing the Deferred Annuity, a $350 contract fee applies. The variable pay-out option may not be available in all states.

When considering a pay-out option, you should think about whether you want:

* Payments guaranteed by us for the rest of your life (or for the rest of two lives) or for a specified period;

*   A fixed dollar payment or a variable payment;

*   A refund feature.

Your income payment amount will depend upon your choices. For lifetime options, the age and sex of the measuring lives (annuitants) will also be considered. For example, if you select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if you select a pay-out option with payments over only your life-time. The terms of the Contract supplement to your Deferred Annuity will determine when your income payments start and the frequency with which you will receive your income payments.

By the date specified in your contract, if you do not either elect to continue the contract, select a pay-out option or withdraw your entire Account Balance, and your Deferred Annuity was not issued under certain employer retirement plans, we will automatically issue you a life annuity with a 10 year guarantee. In that case, if you do not tell us otherwise, your Fixed Interest Account Balance will be used to provide a Fixed Income Option and your Separate Account Balance will be used to provide a variable pay-out option. However, if we do ask you what you want us to do and you do not respond, we may treat your silence as a request by you to continue your Deferred Annuity.

Because the features of variable pay-out options under the Deferred Annuities are identical to the features of Income Annuities, please read the sections under the "Income Annuities" heading for more information.

INCOME ANNUITIES
Income Annuities provide you with a regular stream of payments for either your lifetime or a specific period. You have the flexibility to select a stream of income to meet your needs. Income Annuities can be purchased so that you begin receiving payments immediately or you can apply the Account Balance of your Deferred Annuity to a pay-out option to receive payments during your "pay-out" phase. With an Income Annuity purchased as an immediate annuity and not as a pay-

The pay-out phase is often referred to as either "annuitizing" your contract or taking an income annuity.
Should our current immediate annuity rates for a fixed pay-out option provide for greater payments than those quoted in your contract, we will use the current rates.
                                                                       A-PPA- 41
out option to receive payments during your "pay-out" phase, you may defer receiving payments from us for one year after you have purchased an immediate annuity. You bear any investment risk during any deferral period. The Income Annuity currently may not be available in all states.

We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option.

Using proceeds from the following types of arrangements, you may purchase Income Annuities to receive immediate payments:

*  Non-Qualified         *  Roth IRA            *  SIMPLE IRA
*  Traditional IRA       *  SEP IRA

If you have accumulated amounts in any of the listed investment vehicles, your lump sum withdrawal from that investment vehicle may be used to purchase an appropriate Income Annuity as long as income tax requirements are met.

If your retirement plan has purchased an Income Annuity, your choice of pay-out options may be subject to the terms of the plan. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any payments. We will not be responsible for interpreting the terms of your plan. You should review your plan document to see how you may be affected.

INCOME PAYMENT TYPES
Currently, we provide you with a wide variety of income payment types to suit a range of personal preferences.

There are three people who are involved in payments under your Income Annuity:

* Owner: the person or entity which has all rights under the Income Annuity including the right to direct who receives payment.

* Annuitant: the person whose life is the measure for determining the duration and sometimes the dollar amount of payments.

* Beneficiary: the person who receives continuing payments/or a lump sum payment if the owner dies.
Your income payment amount will depend in large part on the type of income payment you choose. For example, if you select a "Lifetime Income Annuity for Two," your payments will typically be lower than if you select a "Lifetime Income Annuity." The terms of your contract will determine when your income payments start and the frequency with which you will receive your income payments. The following income payment types are available:

LIFETIME INCOME ANNUITY: A variable income that is paid as long as the annuitant is living.

[SNOOPY SUNBATHING ON INNER TUBE GRAPHIC]
      You may choose the frequency of your income payments. For example, you may receive your payments on a monthly, quarterly, semiannual or annual basis.



                    Many times, the Owner and the Annuitant are the same person. A-PPA- 42

LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the annuitant is living but is guaranteed to be paid for a number of years. If the annuitant dies before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. No payments are made once the guarantee period has expired and the annuitant is no longer living.

LIFETIME INCOME ANNUITY WITH A REFUND: A variable income that is paid as long as the annuitant is living and guarantees that the total of all income payments will not be less than the purchase payment that we received. If the annuitant dies before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.

LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two annuitants is living. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both annuitants die before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. If one annuitant dies after the guarantee period has expired, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once the guarantee period has expired and both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A REFUND: A variable income that is paid as long as either annuitant is living and guarantees that all income payments will not be less than the purchase payment that we received. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. If both annuitants die before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.

INCOME ANNUITY FOR A GUARANTEED PERIOD: A variable income payable for a guaranteed period of 5 to 30 years. As an administrative practice, we will consider factors such as your age and life expectancy in

When deciding how to receive income, consider:

- The amount of income you need;

- The amount you expect to receive from other sources;

- The growth potential of other investments; and

- How long you would like your income to last.

                                       [SNOOPY UNDER PALM TREE ON BEACH GRAPHIC]
                                                                       A-PPA- 43
determining whether to issue a contract with this income payment type. If the owner dies before the end of the guarantee period, payments are made to the beneficiary until the end of the guarantee period. No payments are made after the guarantee period has expired.

ALLOCATION
You decide how your money is allocated among the Fixed Income Option and the investment divisions.

MINIMUM SIZE OF YOUR INCOME PAYMENT
Your initial income payment must be at least $50. If you live in Massachusetts, the initial income payment must be at least $20. This means that the amount of your purchase payment or the amount used from a Deferred Annuity to provide a pay-out option must be large enough to produce this minimum initial income payment.

THE VALUE OF YOUR INCOME PAYMENTS

ANNUITY UNITS

Annuity units are credited to you when you make a purchase payment or transfer into an investment division. Before we determine the number of annuity units to credit to you, we reduce a purchase payment (but not a transfer) by any premium taxes and the contract fee, if applicable. We then compute an initial income payment amount using the Assumed Investment Return ("AIR"), your income payment type and the age and sex of the measuring lives. We then divide the initial income payment (allocated to an investment division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that investment division. The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity. When you transfer money from an investment division, annuity units in that investment division are liquidated.

AIR

Your income payments are determined by using the AIR to benchmark the investment experience of the investment divisions you select. The AIR is stated in your contract and may range from 3% to 6%. The higher your AIR, the higher your initial variable income payment will be. Your next payments will increase in proportion to the amount the actual investment experience of your chosen investment divisions exceeds the AIR and Separate Account charges (the net investment return). Likewise, your payments will decrease to the extent the investment experience of your chosen investment divisions is less than the AIR and Separate Account charges. A lower AIR will result in a lower initial variable income payment, but subsequent variable income

[WOODSTOCK WRITING A CHECK]
                 The AIR is stated in your contract and may range from 3% to 6%. A-PPA- 44 payments will increase more rapidly or decline more slowly than if you had a higher AIR as changes occur in the actual investment experience of the investment divisions.

The amount of each variable income payment is determined ten days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after your Contract's issue date, then the amount of that payment will be determined on your Contract's issue date.

VALUATION

This is how we calculate the Annuity Unit Value for each investment division:

* First, we determine the change in investment experience (including any investment-related charge) for the underlying portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of your insurance-related charge (general administrative expenses and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return.

* Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

*   Finally, we multiply the previous Annuity Unit Value by this result.

TRANSFERS
You may make transfers among investment divisions or from the investment divisions to the Fixed Income Option. Once you transfer money into the Fixed Income Option, you may not later transfer it into an investment division. There is no early withdrawal charge to make a transfer. If you reside in certain states you may be limited to four options (including the Fixed Interest Option).

For us to process a transfer, you must tell us:

*   The percentage or dollar amount of the transfer;

* The investment divisions (or Fixed Income Option) to which you want to transfer; and

*   The investment division from which you want to transfer.

We may require that you use our forms to make transfers.

Each Fund may restrict or refuse purchases or redemptions of shares in their Portfolios as a result of certain market timing activities. You should read the Fund prospectuses for more details.
Your transfer request must be in good order and completed prior to the close of the Exchange on one of our business days if you want the

                                           [WOODSTOCK MOVING MONEY BAGS GRAPHIC]
Once you transfer money into the Fixed Income Option you may not later transfer it into an investment division.
                                                                       A-PPA- 45
transaction to take place on that day. All other transfer requests in good order will be processed our next business day.

CONTRACT FEE
A one time $350 contract fee is taken from your purchase payment when you purchase an Income Annuity prior to allocating the remainder of the purchase payment to either the investment divisions and/or the Fixed Income Option. This charge covers our administrative costs including preparation of the Income Annuities, review of applications and recordkeeping. If you select a pay-out option under your Deferred Annuity and you purchased that Deferred Annuity at least two years ago, we will waive the contract fee.

CHARGES
There are two types of charges you pay if you allocate any of your purchase payment to the investment divisions:

*   Insurance-related charge; and

*   Investment-related charge.

INSURANCE-RELATED CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 1.25% annually of the average value of the amount you have in the Separate Account. This charge pays us for general administrative expenses and for mortality and expense risk of the Income Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments than we anticipated.

We also bear the risk that our expenses in administering the Income Annuities will be greater than we estimated (expense risk).

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Two classes of shares available to the Income Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on the investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

PREMIUM AND OTHER TAXES
Some jurisdictions tax what are called "annuity considerations." We deduct money to pay "premium" taxes (also known as "annuity" taxes) when you make the purchase payment.

The charges you pay will not reduce the number of annuity units credited to you.
         Instead, we deduct the charges when calculating the Annuity Unit Value. A-PPA- 46

You do not have a "free look" if you are electing income payments in the pay-out phase of your Deferred Annuity.
[LUCY READING WITH MAGNIFYING GLASS GRAPHIC]

Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Income Annuity you purchased and your home state or jurisdiction.

A chart in the Appendix shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Income Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Income Annuities. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount from income payments at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

FREE LOOK

You may cancel your Income Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The "free look" may also vary depending on your age and whether you purchased your Income Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payment or the value of your annuity units as of the date your refund request is received at your MetLife Designated Office in good order.

GENERAL INFORMATION

ADMINISTRATION
All transactions will be processed in the manner described below.

PURCHASE PAYMENTS

Send your purchase payments, by check or money order made payable to "MetLife," to your MetLife Designated Office. (We reserve the right to receive purchase payments by other means acceptable to us.) We will provide you with all necessary forms. We must have all documents in good order to credit your purchase payments.

Purchase payments (including any portion of your Account Balance under a Deferred Annuity which you apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we
                                                                       A-PPA- 47

         Generally, your requests including all subsequent purchase payments are effective the day we receive them at your MetLife Designated Office in good order.
[CHARLIE BROWN WITH LETTER GRAPHIC]

receive them in good order at your MetLife Designated Office, except when they are received:

* On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

*   After the close of the Exchange.
In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.

We reserve the right to credit your initial purchase payment to you within two days after its receipt at your MetLife Designated Office. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.

Under certain group Deferred Annuities and group Income Annuities, your employer, or the group in which you are a participant or member must identify you on their reports to us and tell us how your money should be allocated among the investment divisions and the Fixed Interest Account/Fixed Income Option.

CONFIRMING TRANSACTIONS

You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as check-o-matic, Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

PROCESSING TRANSACTIONS

We permit you to request transactions by mail and telephone. We anticipate making Internet access available to you in the future. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile. We reserve the right, in our sole discretion, to refuse, to impose modifications on, to limit or to reverse any transaction request where the request would tend to disrupt contract administration or is not in the best interests of the contract holders or the Separate Account, including, but not limited to, any transaction request that we believe in good faith constitutes market timing. We reserve the right to impose administrative procedures to implement these rights. Such procedures include, but are not limited to, imposing a minimum time period between transfers or requiring a signed, written request to make a transfer. If we reverse a transaction we
A-PPA- 48
deem to be invalid, because it should have been rejected under our procedures, but was nevertheless implemented by mistake, we will treat the transaction as if it had not occurred.

BY TELEPHONE OR INTERNET
You may request a variety of transactions and obtain information by telephone 24 hours a day, 7 days a week, unless prohibited by state law. Likewise, in the future, you may be able to request a variety of transactions and obtain information through Internet access, unless prohibited by state law. Some of the information and transactions accessible to you include:

*   Account Balance

*   Unit Values

*   Current rates for the Fixed Interest Account

*   Transfers

*   Changes to investment strategies

*   Changes in the allocation of future purchase payments.

Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

We have put into place (or may in the future put into place for Internet communications) reasonable security procedures to insure that instructions communicated by telephone or Internet are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or through the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that you have trouble reaching us, requests should be made in writing to your MetLife Designated Office.

Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of the systems. We are not responsible or liable for:

* any inaccuracy, error, or delay in or omission of any information you transmit or deliver to us; or

                                                [CHARLIE BROWN ON PHONE GRAPHIC]
You may authorize your sales representative to make telephone transactions on your behalf. You must complete our form and we must agree.

                                                                       A-PPA- 49

* any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.

AFTER YOUR DEATH

If we are notified of your death before a requested transaction is completed, we will cancel the request. For example, if you request a transfer or withdrawal for a date in the future under a Deferred Annuity and then die before that date, we simply pay the death benefit instead. For Income Annuity transfers, we will cancel the request and continue making payments to your beneficiary if your Income Annuity so provides. Or, depending on your Income Annuity provisions, we may continue making payments to a joint annuitant or pay your beneficiary a refund.

THIRD PARTY REQUESTS

Generally, we only accept requests for transactions or information from you. We reserve the right not to accept requests that we believe in good faith constitute market timing transactions from you or any other third party. In addition, we reserve the right not to process transactions requested on your behalf by third parties. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers for a number of other contract owners, and who simultaneously makes the same request or series of requests on behalf of other contract owners, including those who engage in market timing transactions.

VALUATION

We separately determine the Accumulation Unit Value and Annuity Unit Value for each investment division once each day at the close of the Exchange when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.

When you request a transaction, we will process the transaction using the next available Accumulation Unit Value for Deferred Annuities or Annuity Unit Value for Income Annuities. Subject to our procedure, we will make withdrawals under a Deferred Annuity and transfers under a Deferred Annuity or Income Annuity at a later date, if you request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units you receive on the next available Annuity Unit Value.

A-PPA- 50

ADVERTISING PERFORMANCE
We periodically advertise the performance of the investment divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports.

We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return," or some combination of these terms.

YIELD is the net income generated by an investment in a particular investment division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.

CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE is calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the total Separate Account charges; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of early withdrawal charges. Early withdrawal charges would reduce performance experience.

AVERAGE ANNUAL TOTAL RETURN calculations reflect all Separate Account charges and applicable early withdrawal charges. These figures also assume a steady annual rate of return.

Performance figures will vary among the various Deferred Annuities and Income Annuities as a result of different Separate Account charges and early withdrawal charges. For purposes of presentation, we may assume that certain Deferred Annuities and Income Annuities were in existence prior to their inception date. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds Portfolios. We use the actual accumulation unit or annuity unit data after the inception date.

We calculate performance for certain investment strategies including the Equalizer, Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. This percentage return assumes that there have been no withdrawals or other unrelated transactions.

                                                  [SNOOPY AS TOWN CRIER GRAPHIC]
All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.

                                                                       A-PPA- 51

CHANGES TO YOUR DEFERRED ANNUITY OR
INCOME ANNUITY
We have the right to make certain changes to your Deferred Annuity or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity owners or would be appropriate in carrying out the purposes of the Deferred Annuity or Income Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:

*   To operate the Separate Account in any form permitted by law.

* To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws).

* To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

* To substitute for the Portfolio shares in any investment division, the shares of another class of the Metropolitan Fund, Zenith Fund, Met Investors Fund or the shares of another investment company or any other investment permitted by law.

* To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available portfolio in connection with the Deferred Annuities or Income Annuities.

* To make any necessary technical changes in the Deferred Annuities or Income Annuities in order to conform with any of the above-described actions.

If any changes result in a material change in the underlying investments of an investment division in which you have a balance, we will notify you of the change. You may then make a new choice of investment divisions. For Deferred Annuities issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before making any technical changes.

VOTING RIGHTS
Based on our current view of applicable law, you have voting interests under your Deferred Annuity or Income Annuity concerning Metropolitan Fund, Zenith Fund, Met Investors Fund or American Funds proposals that are subject to a shareholder vote. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity or Income Annuity.

A-PPA- 52

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding investment divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.

There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. Shares of the Metropolitan Fund, Zenith Fund, Met Investors Fund or American Funds that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:

*   The shares for which voting instructions are received, and

*   The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.

WHO SELLS THE DEFERRED ANNUITIES AND
INCOME ANNUITIES
All Deferred Annuities and Income Annuities are sold through our licensed sales representatives. We are registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934. We are also a member of the National Association of Securities Dealers, Inc. Deferred Annuities and Income Annuities are also sold through other registered broker-dealers. They also may be sold through the mail or over the Internet.

The licensed sales representatives and broker-dealers who sell the annuities may be compensated for these sales by commissions that we pay. There is no front-end sales load deducted from purchase payments to pay sales commissions. The Separate Account does not pay sales commissions. The commissions we pay range from 0% to 6% of purchase payments. The commission we pay upon annuitization of the Deferred Annuity is 0% to 3% of the amount applied to provide the payments.

We also make payments to our licensed sales representatives based upon the total Account Balances of the Deferred Annuities assigned to the sales representative. Under this compensation program, we pay an amount up to .18% of the total Account Balances of the Deferred Annuities and other annuity contracts, certain mutual fund account balances and cash values of certain life insurance policies. These

                                            [SNOOPY AND WOODSTOCK SHAKE GRAPHIC]

                                                                       A-PPA- 53

      Simply stated, earnings on Deferred Annuities are generally not subject to Federal income tax until they are withdrawn. This is known as tax deferral.

asset based commissions compensate the sales representative for servicing the Deferred Annuities. These payments are not made for Income Annuities.

FINANCIAL STATEMENTS
The financial statements and related notes for the Separate Account and MetLife are in the SAI and are available from MetLife upon request. Deloitte & Touche, LLP, who are independent auditors, audit these financial statements.

WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY OR INCOME ANNUITY
We may not cancel your Income Annuity.

We may cancel your Deferred Annuity only if we do not receive any purchase payments from you for 36 consecutive months and your Account Balance is less than $2,000. We will only do so to the extent allowed by law. If we do so for a Deferred Annuity delivered in New York, we will return the full Account Balance. In all other cases, you will receive an amount equal to what you would have received if you had requested a total withdrawal of your Account Balance. Federal tax law may impose additional restrictions on our right to cancel your IRA and Roth IRA Deferred Annuity. Early withdrawal charges may apply.

INCOME TAXES
The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly. Consult your own tax adviser about your circumstances, any recent tax developments, and the impact of state income taxation. The SAI has additional tax information. For purposes of this section, we address Deferred Annuities and Income Annuities together as annuities. In addition, because the tax treatment of Income Annuities and the pay-out option under Deferred Annuities is generally the same, they are discussed together as income payments.

You are responsible for determining whether your purchase of a Deferred Annuity, withdrawals, income payments and any of the transactions under your Deferred Annuity satisfy applicable tax law.

Where otherwise permitted under the Deferred and Income Annuities, the transfer of ownership of a Deferred or Income Annuity, the designation (or change in such a designation) of an annuitant, beneficiary or other payee who is not also an owner, the exchange of a Deferred or Income Annuity, or the receipt of a Deferred or Income Annuity in an exchange, may result in income tax and other tax consequences, including estate tax, gift tax and generation skipping
A-PPA- 54
transfer tax, that are not discussed in this Prospectus. Please consult your tax adviser.

MetLife does not expect to incur Federal, state or local income taxes on the earnings or realize capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

GENERAL
Deferred annuities are a means of setting aside money for future needs -- usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.

All IRAs receive tax deferral under the Code. Although there are no additional tax benefits by funding your IRA with an annuity, it does provide you additional insurance benefits such as an available guaranteed income for life.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA (the Employee Retirement Income Security Act of 1974).

The recently enacted Economic Growth and Tax Relief Reconciliation Act of 2001 has made certain changes to qualified plans and IRAs, including:

* increasing the contribution limits for qualified plans and Traditional and Roth IRAs, starting in 2002;

*   adding "catch-up" contributions for taxpayers age 50 and above; and

*   adding enhanced portability features.

You should consult your tax adviser regarding these changes.

Please note that the changes made by the Economic Growth and Tax Relief Reconciliation Act of 2001 (e.g., increase contribution limits for IRAs and qualified plans) expire after 2010.

WITHDRAWALS

Because these products are intended for retirement, if you make a taxable withdrawal before age 59 1/2 you may incur a tax penalty.

When money is withdrawn from your contract (whether by you or your beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of:

*   annuity you purchase (e.g., Non-Qualified or IRA); and

*   pay-out option you elect.

                                                            [PIGGY BANK GRAPHIC]
                                                  [SNOOPY WITH TAX BILL GRAPHIC]

                                                                       A-PPA- 55

We will withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

If you meet certain requirements, your Roth IRA earnings are free from Federal income taxes.

WITHDRAWALS BEFORE AGE 59 1/2

If you receive a taxable distribution from your contract before you reach age
59 1/2, this amount may be subject to a 10% penalty tax, in addition to ordinary income taxes.

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:

                                                    Type of Contract
                             ---------------------------------------------------------------
                               Non-            Trad.         Roth         Simple
                             Qualified          IRA          IRA           IRA*          SEP
                             ---------         -----         ----         ------         ---
In a series of
  substantially equal
  payments made
  annually (or more
  frequently) for life
  or life expectancy
  (SEPP)                           x              x            x             x             x
After you die                      x              x            x             x             x
After you become
totally disabled (as
defined in the Code)               x              x            x             x             x
To pay deductible
medical expenses                                  x            x             x             x
To pay medical
insurance premiums if
you are unemployed                                x            x             x             x
For qualified higher
education expenses, or                            x            x             x             x
For qualified first
time home purchases up
to $10,000                                        x            x             x             x
After December 31, 1999
for IRS levies                                    x            x             x             x
Under certain income
annuities providing for
substantially equal
payments over the
"pay-out" period                   x
(*) For SIMPLE IRA's the tax penalty for early withdrawals is generally increased to 25% for withdrawals within the first two years of your participation in the SIMPLE IRA.

SYSTEMATIC WITHDRAWAL PROGRAM OR INCOME OPTIONS FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP)

If you are considering using the Systematic Withdrawal Program or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax adviser. It is not clear whether certain withdrawals or income payments under a variable annuity will satisfy the SEPP exception.

A-PPA- 56

You may combine the money required to be withdrawn from each of your Traditional IRAs and withdraw this amount from any one or more of them.

After-tax means that your purchase payments for your annuity do not reduce your taxable income or give you a tax deduction.


If you receive systematic payments that you intend to qualify for the SEPP exception, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will generally result in the retroactive imposition of the 10% penalty with interest.


MINIMUM DISTRIBUTION REQUIREMENTS

As the following table shows, under some contracts, generally you must begin receiving withdrawals by April 1 of the calendar year following the year in which you reach age 70 1/2.

A tax penalty of 50% applies to withdrawals which should have been taken but were not. Complex rules apply to the timing and calculation of these withdrawals.

Required minimum distribution proposed regulations were amended in January 2001 and are generally effective beginning in 2002. You have the option to use either the pre-2001 or post-2000 rules to satisfy your minimum distribution for the 2001 tax year. Please consult your tax adviser if you intend to take a distribution from your Traditional IRA, SIMPLE IRA or SEP contract during the 2001 tax year.

                                                  Type of Contract
                           ---------------------------------------------------------------
                             Non-            Trad.         Roth         Simple
                           Qualified          IRA          IRA           IRA           SEP
                           ---------         -----         ----         ------         ---
Age 70 1/2 Minimum
distribution rules
apply                           no            yes           no           yes           yes

It is not clear whether certain income payments under a variable annuity will satisfy this rule. Consult your tax adviser prior to choosing a pay-out option. If you intend to receive your minimum distribution which are payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax.
NON-QUALIFIED ANNUITIES

* Purchase payments to Non-Qualified contracts are on an "after-tax" basis, so you only pay income taxes on your earnings. Generally, these earnings are taxed when you receive them from the contract.

* Your Non-Qualified contract may be exchanged for another Non-Qualified annuity without paying income taxes if certain Code requirements are met.

* Consult your tax adviser prior to changing the annuitant or prior to changing the date you determine to commence income payments if permitted under the terms of your contract. It is
                                                                       A-PPA- 57
    conceivable that the IRS could consider such actions to be a taxable exchange of annuity contracts.

* When a non-natural person owns a Non-Qualified contract, the annuity will generally not be treated as an annuity for tax purposes and thus loses the benefit of tax deferral. Corporations and certain other entities are generally considered non-natural persons. However, an annuity owned by a non-natural person as agent for an individual will be treated as an annuity for tax purposes.

* Where the annuity is beneficially owned by a non-natural person and the annuity qualifies as such for Federal income tax purposes, the entity may have a limited ability to deduct interest payments.

* Annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same year are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect.

* Where otherwise permitted under the Deferred Annuity, assignments, pledges and other types of transfers of all or a portion of your Account Balance may result in the immediate taxation of the gain in your Deferred Annuity. This rule may not apply to certain transfers between spouses.

DIVERSIFICATION

In order for your Non-Qualified Contract to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their contract.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:

* Possible taxation of transfers between investment divisions or transfers from an investment division to a fixed option.

* Possible taxation as if you were the owner of your portion of the Separate Account's assets.

* Possible limits on the number of funding options available or the frequency of transfers among them.

A-PPA- 58

PURCHASE PAYMENTS

Although the Code does not limit the amount of your purchase payments, your contract may limit them.

PARTIAL AND FULL WITHDRAWALS

Generally, when you make a partial withdrawal from your non-qualified annuity, the Code treats such a withdrawal as:

*   First coming from earnings (and thus subject to income tax); and

*   Then from your purchase payments (which are not subject to income tax).

* In the case of a full withdrawal, the withdrawn amounts are treated as first coming from your non-taxable return of purchase payment and then from a taxable payment of earnings.

INCOME ANNUITY PAYMENTS

Different tax rules apply to payments made pursuant to an income annuity pay-out option under your contract. They are subject to an "exclusion ratio" or "excludable amount" which determines how much of each payment is treated as:

*   A non-taxable return of your purchase payments; and

*   A taxable payment of earnings.

The IRS has not approved the use of an exclusion amount when only part of your account balance is converted to income payments.

The IRS has not specifically approved the use of a method to calculate an excludable amount with respect to a variable income annuity where transfers are permitted between investment divisions or from an investment division into the Fixed Income Option.

We generally will tell you how much of each income payment is a non-taxable return of your purchase payment. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment (reduced by any refund or guarantee feature), then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Under the Code, withdrawals or income payments from Non-Qualified annuities need not be made by a particular age. However, it is possible that the IRS may determine that you must take a lump sum withdrawal or elect to receive income payments by a certain age (e.g., 85).

                                                                       A-PPA- 59

       For individuals under 50, your total annual purchase payments to all your Traditional and Roth IRAs for 2002 and 2003 may not exceed the lesser of $3,000 or 100% of your "compensation" as defined by the Code.
[LINUS WITH HOOP]

AFTER DEATH

The death benefit is generally taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).

If you die before payments under a pay-out option begin, we must make payment of your entire interest in the contract within five years of the date of your death or begin payments under a pay-out option allowed by the Code to your beneficiary within one year of the date of your death. If your spouse is your beneficiary, he or she may elect to continue as "owner" of the contract.

If you die on or after the date that income payments begin, payments must continue to be made at least as rapidly as before your death in accordance with the income type selected.

If you die during the accumulation phase of a Deferred Annuity and your spouse is your beneficiary or a co-owner, he or she may elect to continue as "owner" of the contract.

If you die before all purchase payments are returned, the unreturned amount may be deductible on your final income tax return or excluded from income by your beneficiary if income payments continue after your death.

In the case of joint owners, the above rules will be applied on the death of any owner.

When the owner is not a natural person, these rules will be applied on the death (or change) of any annuitant.

INDIVIDUAL RETIREMENT ANNUITIES

[TRADITIONAL IRA, ROTH IRA, SIMPLE IRAs AND SEPs]

Generally, except for Roth IRAs, IRAs can accept deductible (or pre-tax) purchase payments. Deductible or pre-tax purchase payments will be taxed when distributed from the contract.

* Your annuity is generally not forfeitable (e.g. not subject to claims of your creditors) and you may not transfer it to someone else.

* You can transfer your IRA proceeds to a similar IRA, certain qualified retirement plans (or a SIMPLE IRA to a Traditional IRA after two years), without incurring Federal income taxes if certain conditions are satisfied.

* The sale of a contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. A Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code.
A-PPA- 60

In some cases, your purchase payments may be tax deductible.

TRADITIONAL IRA ANNUITIES

PURCHASE PAYMENTS

Generally:

* Except for permissible rollovers and direct transfers, purchase payments to Traditional and Roth IRAs for individuals under age 50 are limited to the lesser of 100% of compensation or an amount specified by the Code ($3,000 for 2002 and 2003-2004). This amount increases to $4,000 for tax years 2005-2007 and reaches $5,000 in 2008 (adjusted for inflation thereafter). Purchase payments up to the deductible amount for the year can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate purchase payments.

* Beginning in 2002, individuals age 50 or older can make an additional "catch-up" contribution of $500 per year (assuming you have sufficient compensation). This amount increases to $1,000 for tax years beginning in 2006.

* Purchase payments in excess of permitted amounts may be subject to a penalty tax.

* Purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after the calendar year in which you become 69 1/2.

*   These age and dollar limits do not apply to tax-free rollovers or transfers.

* If certain conditions are met, you can change your Traditional IRA purchase payment to a Roth IRA before you file your income tax return (including filing extensions).

WITHDRAWALS AND INCOME PAYMENTS

Withdrawals and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based on a ratio of all non-deductible purchase payments to the total values of all your Traditional IRAs.

AFTER DEATH

The death benefit is generally taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).

Generally, if you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest within five years after the year of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.
                                                                       A-PPA- 61

 If your spouse is your sole beneficiary and if your Contract permits, he or she may elect to continue as "owner" of the Contract.



 For individuals under 50, annual purchase payments to your IRAs, including Roth IRAs for 2002 and 2003-2004 may not exceed the lesser of $3,000 or 100% of your
                                          "compensation" as defined by the Code.

[WOODSTOCK GRAPHIC]


If your spouse is your beneficiary, and, if your Contract permits, your spouse may delay the start of income payments until December 31 of the year in which you would have reached age 70 1/2.

If you die after required withdrawals begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

ROTH IRA ANNUITIES

GENERAL

Roth IRAs are different from other IRAs because you have the opportunity to enjoy tax-free earnings. However, you can only make after-tax purchase payments to a Roth IRA.

PURCHASE PAYMENTS

Roth IRA purchase payments for individuals under age 50, are non-deductible and are limited to the lesser of 100% of compensation or the amount deductible under the Code ($3,000 for tax years 2002 and 2003) including contributions to all your Traditional and Roth IRAs. This amount increases to $4,000 for tax years 2005-2007 and reaches $5,000 in 2008 (adjusted for inflation thereafter). You may contribute up to the annual purchase payment limit, if your modified adjusted gross income does not exceed $95,000 ($150,000 for married couples filing jointly). Purchase payment limits are phased out if your income is between:

           Status                        Income
        ------------                  ------------
         Individual                 $95,000--$110,000
   Married filing jointly          $150,000--$160,000
  Married filing separately            $0--$10,000

- Annual purchase payments limits do not apply to a rollover from a Roth IRA to another Roth IRA or a conversion from a Traditional IRA to a Roth IRA.

-  You can contribute to a Roth IRA after age 70 1/2.

- If you exceed the purchase payment limits you may be subject to a tax penalty.

- If certain conditions are met, you can change your Roth IRA contribution to a Traditional IRA before you file your income return (including filing extensions).

WITHDRAWALS

Generally, withdrawals of earnings from Roth IRAs are free from Federal income tax if they meet the following two requirements:

*   The withdrawal is made:

- At least five taxable years after your first purchase payment to a Roth IRA, and
A-PPA- 62

If you are married but file separately, you may not convert an existing IRA into a Roth IRA.

*   The withdrawal is made:

-  On or after the date you reach age 59 1/2;

-  Upon your death or disability; or

-  For a qualified first-time home purchase (up to $10,000).

Withdrawals of earnings which do not meet these requirements are taxable and a 10% penalty tax may apply if made before age 59 1/2.

Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. Generally, you do not pay income tax on withdrawals of purchase payments. However, withdrawals of taxable converted amounts from a non-Roth IRA prior to age 59 1/2 will be subject to the 10% penalty tax (unless you meet an exception) if made within 5 taxable years of such conversion.

The order in which money is withdrawn from a Roth IRA is as follows:

(All Roth IRAs owned by a taxpayer are combined for withdrawal purposes.)

* The first money withdrawn is any annual (non-conversion/rollover) contributions to the Roth IRA. These are received tax and penalty free.

* The next money withdrawn is from conversion/rollover contributions from a non-Roth IRA, on a first-in, first-out basis. For these purposes, distributions are treated as coming first from the taxable portion of the conversion/rollover contribution. As previously discussed, depending upon when it occurs, withdrawals of taxable converted amounts may be subject to a penalty tax, or result in the acceleration of inclusion of income.

* The next money withdrawn is from earnings in the Roth IRA. This is received tax-free if it meets the requirements previously discussed, otherwise it is subject to Federal income tax and an additional 10% penalty tax may apply if you are under age 59 1/2.

CONVERSION

You may convert/rollover an existing IRA to a Roth IRA if your modified adjusted gross income does not exceed $100,000 in the year you convert.

Except to the extent you have non-deductible IRA contributions, the amount converted from an existing IRA into a Roth IRA is taxable. Generally, the 10% early withdrawal penalty does not apply to conversions/rollovers. (See exception discussed previously.)

Unless you elect otherwise, amounts converted from a Traditional IRA to a Roth IRA will be subject to income tax withholding. The amount withheld is determined by the Code.

If you mistakenly convert or otherwise wish to change your Roth IRA contribution to a Traditional IRA contribution, the tax law allows you
                                                                       A-PPA- 63
to reverse your conversion provided you do so before you file your tax return for the year of the contribution and if certain conditions are met.

AFTER DEATH

Generally, when you die we must make payment of your entire interest by the December 31 of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

If your spouse is your beneficiary, your spouse may delay the start of required payments until December 31st of the year in which you would have reached age
70 1/2.

If your spouse is your sole beneficiary and if your contract permits, he or she may elect to continue as "owner" of the contract.

SIMPLE IRAs AND SEPs ANNUITIES

The Code provides for certain contribution limitations and eligibility requirements under SIMPLE IRAs and SEP arrangements. The minimum distribution requirements are generally the same as Traditional IRAs. There are some differences in the tax treatment of certain SIMPLE IRAs transfers and rollovers. Please consult your tax adviser; see the SAI for additional details.

A-PPA- 64

TABLE OF CONTENTS FOR THE STATEMENT
OF ADDITIONAL INFORMATION

                                                      PAGE
COVER PAGE.................... .....................     1
TABLE OF CONTENTS................. .................     1
INDEPENDENT AUDITORS............... ................     2
SERVICES..................... ......................     2
DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE
     DEFERRED ANNUITIES AND INCOME ANNUITIES... ....     2
EARLY WITHDRAWAL CHARGE.............. ..............     2
EXPERIENCE FACTOR................. .................     2
VARIABLE INCOME PAYMENTS............. ..............     2
INVESTMENT MANAGEMENT FEES............ .............     5
PERFORMANCE DATA AND ADVERTISEMENT OF
     THE SEPARATE ACCOUNT............. .............     8
VOTING RIGHTS................... ...................     9
ERISA....................... .......................    10
TAXES....................... .......................    11
PERFORMANCE DATA................. ..................    22
FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT... ....    36
FINANCIAL STATEMENTS OF METLIFE.......... ..........    88

[PEANUTS GANG GRAPHIC]

                                                                       A-PPA- 65

APPENDIX

PREMIUM TAX TABLE

If you are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your Deferred Annuity or Income Annuity.

                               Non-Qualified        IRA, SIMPLE IRA
                               Deferred Annuities   and SEP Deferred
                               and Income           Annuities and
                               Annuities            Income Annuities(1)
California...................  2.35%                0.5%(2)
Maine........................  2.0%                 --
Nevada.......................  3.5%                 --
Puerto Rico..................  1.0%                 1.0%
South Dakota.................  1.25%                --
West Virginia................  1.0%                 1.0%
Wyoming......................  1.0%                 --

----------------

(1) PREMIUM TAX RATES APPLICABLE TO IRA, SIMPLE IRA AND SEP DEFERRED ANNUITIES AND INCOME ANNUITIES PURCHASED FOR USE IN CONNECTION WITH INDIVIDUAL RETIREMENT TRUST OR CUSTODIAL ACCOUNTS MEETING THE REQUIREMENTS OF SECTION 408(a) OF THE CODE ARE INCLUDED UNDER THE COLUMN HEADING "IRA, SIMPLE IRA AND SEP DEFERRED ANNUITIES AND INCOME ANNUITIES."

(2) WITH RESPECT TO DEFERRED ANNUITIES AND INCOME ANNUITIES PURCHASED FOR USE IN CONNECTION WITH INDIVIDUAL RETIREMENT TRUST OR CUSTODIAL ACCOUNTS MEETING THE REQUIREMENTS OF SECTION 408(a) OF THE CODE, THE ANNUITY TAX RATE IN CALIFORNIA IS 2.35% INSTEAD OF 0.5%.

PEANUTS(C) UNITED FEATURE SYNDICATE, INC.
(C)2002 METROPOLITAN LIFE INSURANCE COMPANY

[LUCY'S TAXES GRAPHICS]
A-PPA- 66

                           REQUEST FOR A STATEMENT OF
                    ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

[ ] Metropolitan Life Separate Account E, Metropolitan Series Fund, Inc., New
    England Zenith Fund and Met Investors Series Trust

[ ] American Funds Insurance Series

[ ] I have changed my address. My current address is:

-------------------------------
                                    Name -------------------------------
       (Contract Number)
                                 Address -------------------------------
-------------------------------          -------------------------------
          (Signature)                                                zip

Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893

[METLIFE LOGO]                                                     PRSRT STD
                                                               U.S. Postage Paid
                                                                    METLIFE
Metropolitan Life Insurance Company
Johnstown Office, 500 Schoolhouse Road

Johnstown, PA 15907-2914

                                 [METLIFE LOGO]

                      Metropolitan Life Insurance Company
                           Home Office: New York, NY

E0203AZXK(exp0503)MLIC-LD
02030792(0302) Printed in the U.S.A.
PPAIRANQSEPPROSP(0502)

VARIABLE ANNUITY
  May 1, 2002

                                                                       MetLife's
                                                              Preference Plus(R)
                                                                         Account


PROSPECTUS



                                                         Tax Sheltered Annuities

                                           Public Employee Deferred Compensation

                                                                           Keogh

                                                   Qualified Annuity Plans Under
                                     Section 403(a) of the Internal Revenue Code



[Mountain and Rainbow Graphic]

                                                                      MetLife(R)

                                                               MAY 1, 2002

PREFERENCE PLUS(R) ACCOUNT VARIABLE ANNUITY CONTRACTS
ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

This Prospectus describes individual and group Preference Plus Account contracts for deferred variable annuities ("Deferred Annuities") and Preference Plus immediate variable income annuities ("Income Annuities").
--------------------------------------------------------------------------------

You decide how to allocate your money among the various available investment choices. The investment choices available to you are listed in the contract for your Deferred Annuity or Income Annuity. Your choices may include the Fixed Interest Account (not described in this Prospectus) and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding portfolios of the Metropolitan Series Fund, Inc.
("Metropolitan Fund"), series of the New England
Zenith Fund ("Zenith Fund"), a portfolio of the Calvert Variable Series, Inc. ("Calvert Fund"), portfolios of the Met Investors Series Trust ("Met
Investors Fund") and funds of the American Funds
Insurance Series ("American Funds"). For your convenience, the portfolios, the series and the funds are referred to as Portfolios in this Prospectus.

  LEHMAN BROTHERS(R) AGGREGATE BOND INDEX     HARRIS OAKMARK FOCUSED VALUE
  PIMCO TOTAL RETURN                            (FORMERLY, HARRIS OAKMARK MID CAP VALUE)
  SALOMON BROTHERS U.S. GOVERNMENT            NEUBERGER BERMAN PARTNERS MID CAP VALUE
  STATE STREET RESEARCH BOND INCOME           FI MID CAP OPPORTUNITIES*
  SALOMON BROTHERS STRATEGIC BOND             JANUS MID CAP
    OPPORTUNITIES                             MFS MID CAP GROWTH
  CALVERT SOCIAL BALANCED                     STATE STREET RESEARCH AGGRESSIVE GROWTH
  STATE STREET RESEARCH DIVERSIFIED           LOOMIS SAYLES SMALL CAP
  LORD ABBETT BOND DEBENTURE                  RUSSELL 2000(R) INDEX
  AMERICAN FUNDS GROWTH-INCOME                STATE STREET RESEARCH AURORA (FORMERLY, STATE
  METLIFE STOCK INDEX                           STREET RESEARCH AURORA SMALL CAP VALUE)
  MFS INVESTORS TRUST                         FRANKLIN TEMPLETON SMALL CAP GROWTH
  MFS RESEARCH MANAGERS                       MET/AIM SMALL CAP GROWTH*
  STATE STREET RESEARCH INVESTMENT TRUST      T. ROWE PRICE SMALL CAP GROWTH
  DAVIS VENTURE VALUE                         PIMCO INNOVATION
  FI STRUCTURE EQUITY*                        SCUDDER GLOBAL EQUITY
  HARRIS OAKMARK LARGE CAP VALUE              MFS RESEARCH INTERNATIONAL
  STATE STREET RESEARCH LARGE CAP VALUE*      MORGAN STANLEY EAFE(R) INDEX
  AMERICAN FUNDS GROWTH                       PUTNAM INTERNATIONAL STOCK
  JANUS GROWTH                                STATE STREET RESEARCH CONCENTRATED
  PUTNAM LARGE CAP GROWTH                       INTERNATIONAL*
  T. ROWE PRICE LARGE CAP GROWTH              AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
  MET/AIM MID CAP CORE EQUITY*
  METLIFE MID CAP STOCK INDEX

* These Portfolios are anticipated to be available on or about May 1, 2002, subject to state approval.

HOW TO LEARN MORE:

Before investing, read this Prospectus. The Prospectus contains information about the Deferred Annuities, Income Annuities and Metropolitan Life Separate
Account E, which you should know before investing.
Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated May 1, 2002. The
SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page B-PPA-65 of this Prospectus. To request a free copy of the SAI or to ask questions, write or call:

Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893
Phone: (800) 638-7732

                          [SNOOPY WITH BRIEFCASE GRAPHIC]
The Securities and Exchange Commission has a Web site
(http://www.sec.gov) which you may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.

This Prospectus is not valid unless attached to the current Metropolitan Fund, Zenith Fund, Met Investors
Fund, American Funds and, if applicable, Calvert Fund prospectuses which are attached to the back of this prospectus. You should also read these prospectuses carefully before purchasing a Deferred Annuity or Income Annuity.

DEFERRED
ANNUITIES
AVAILABLE:
     --  TSA
     --  PEDC
     --  Keogh
     --  403(a)

INCOME ANNUITIES
AVAILABLE:
     --  TSA
     --  PEDC
     --  Keogh
     --  403(a)

A WORD ABOUT
INVESTMENT RISK:


An investment in any of these variable annuities involves investment risk. You could lose money you invest. Money invested is NOT:
     --  a bank deposit or obligation;
     --  federally insured or guaranteed; or
     --  endorsed by any bank or other financial institution.

                                 [METLIFE LOGO]

      TABLE OF CONTENTS


IMPORTANT TERMS YOU SHOULD KNOW........... ...........   B-PPA-4
TABLE OF EXPENSES.................. ..................   B-PPA-7
ACCUMULATION UNIT VALUES TABLE............ ...........  B-PPA-16
METLIFE....................... .......................  B-PPA-25
METROPOLITAN LIFE SEPARATE ACCOUNT E......... ........  B-PPA-25
VARIABLE ANNUITIES.................. .................  B-PPA-25
   A Deferred Annuity.................................  B-PPA-26
   An Income Annuity..................................  B-PPA-26
YOUR INVESTMENT CHOICES............... ...............  B-PPA-27
DEFERRED ANNUITIES.................. .................  B-PPA-29
   The Deferred Annuity and Your Retirement Plan......  B-PPA-29
   Automated Investment Strategies....................  B-PPA-30
   Purchase Payments..................................  B-PPA-31
      Allocation of Purchase Payments.................  B-PPA-31
      Limits on Purchase Payments.....................  B-PPA-32
   The Value of Your Investment.......................  B-PPA-32
   Transfers..........................................  B-PPA-33
   Access to Your Money...............................  B-PPA-34
      Systematic Withdrawal Program for TSA Deferred
        Annuities.....................................  B-PPA-34
      Minimum Distribution............................  B-PPA-36
   Contract Fee.......................................  B-PPA-36
   Charges............................................  B-PPA-36
      Insurance-Related Charge........................  B-PPA-37
      Investment-Related Charge.......................  B-PPA-37
   Premium and Other Taxes............................  B-PPA-37
   Early Withdrawal Charges...........................  B-PPA-38
      When No Early Withdrawal Charge Applies.........  B-PPA-39
      When A Different Early Withdrawal Charge May
        Apply.........................................  B-PPA-42
   Free Look..........................................  B-PPA-43
   Death Benefit......................................  B-PPA-43
   Pay-out Options (or Income Options)................  B-PPA-44
INCOME ANNUITIES................... ..................  B-PPA-45
   Income Payment Types...............................  B-PPA-45
   Allocation.........................................  B-PPA-47
   Minimum Size of Your Income Payment................  B-PPA-47
   The Value of Your Income Payments..................  B-PPA-47

B-PPA- 2

   Transfers..........................................  B-PPA-48
   Contract Fee.......................................  B-PPA-49
   Charges............................................  B-PPA-49
      Insurance-Related Charge........................  B-PPA-49
      Investment-Related Charge.......................  B-PPA-50
   Premium and Other Taxes............................  B-PPA-50
   Free Look..........................................  B-PPA-50
GENERAL INFORMATION................. .................  B-PPA-51
   Administration.....................................  B-PPA-51
      Purchase Payments...............................  B-PPA-51
      Confirming Transactions.........................  B-PPA-51
      Processing Transactions.........................  B-PPA-52
        By Telephone or Internet......................  B-PPA-52
        After Your Death..............................  B-PPA-53
        Third Party Requests..........................  B-PPA-53
        Valuation.....................................  B-PPA-54
   Advertising Performance............................  B-PPA-54
   Changes to Your Deferred Annuity or Income
      Annuity ........................................  B-PPA-55
   Voting Rights......................................  B-PPA-56
   Who Sells the Deferred Annuities and Income
      Annuities.......................................  B-PPA-57
   Financial Statements...............................  B-PPA-57
   Your Spouse's Rights...............................  B-PPA-58
   When We Can Cancel Your Deferred Annuity or Income
      Annuity.........................................  B-PPA-58
INCOME TAXES..................... ....................  B-PPA-58
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL
  INFORMATION.................... ....................  B-PPA-65
APPENDIX FOR PREMIUM TAX TABLE............ ...........  B-PPA-66
APPENDIX II FOR TEXAS OPTIONAL RETIREMENT PROGRAM.. ..  B-PPA-67

MetLife does not intend to offer the Deferred Annuities or Income Annuities anywhere they may not lawfully be offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities or Income Annuities other than the information in this Prospectus, any attached prospectuses or supplements to the prospectuses or any supplemental sales material we authorize.

[CHARLIE BROWN GRAPHIC]

                                                                        B-PPA- 3

IMPORTANT TERMS YOU SHOULD KNOW

ACCOUNT BALANCE

When you purchase a Deferred Annuity, an account is set up for you. Your Account Balance is the total amount of money credited to you under your Deferred Annuity including money in the investment divisions of the Separate Account and the Fixed Interest Account.

ACCUMULATION UNIT VALUE

With a Deferred Annuity, money paid-in or transferred into an investment division of the Separate Account is credited to you in the form of accumulation units. Accumulation units are established for each investment division. We determine the value of these accumulation units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.

ANNUITY UNIT VALUE

With an Income Annuity or variable pay-out option, the money paid-in or transferred into an investment division of the Separate Account is held in the form of annuity units. Annuity units are established for each investment division. We determine the value of these annuity units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.

ASSUMED INVESTMENT RETURN (AIR)

Under an Income Annuity or variable pay-out option, the AIR is a percentage rate of return assumed to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given investment division to determine all subsequent payments to you.

CONTRACT

A contract is the legal agreement between you and MetLife or between MetLife and the employer, plan trustee or other entity, or the certificate issued to you under a group annuity contract. This document contains relevant provisions of your Deferred Annuity or Income Annuity. MetLife issues contracts for each of the annuities described in this Prospectus.

[SNOOPY WITH POINTER GRAPHIC]

B-PPA- 4

CONTRACT YEAR

Generally, the Contract Year for a Deferred Annuity is the period ending on the last day of the month in which the anniversary of when we issued the annuity occurs and each following 12 month period. However, depending on underwriting and plan requirements, the first Contract Year may range from the initial three to 15 months after the Deferred Annuity is issued.

EARLY WITHDRAWAL CHARGE

The early withdrawal charge is an amount we deduct from your Account Balance, if you withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.

EXCHANGE

In this Prospectus, the New York Stock Exchange is referred to as the "Exchange."

INVESTMENT DIVISION

Investment divisions are subdivisions of the Separate Account. When you allocate or transfer money to an investment division, the investment division purchases shares of a portfolio (with the same name) within the Metropolitan Fund, Zenith Fund, Calvert Fund, Met Investors Fund or American Funds.

METLIFE

MetLife is Metropolitan Life Insurance Company, which is the company that issues the Deferred Annuities and Income Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."

METLIFE DESIGNATED OFFICE

The MetLife Designated Office is the MetLife office that will generally handle the processing of all your requests concerning your Deferred Annuity or Income Annuity. Your quarterly statement, payment statement and/or check stub will indicate the address of your MetLife Designated Office. The telephone number to call to make a request is 1-800-638-7732.

SEPARATE ACCOUNT

A separate account is an investment account. All assets contributed to investment divisions under the Deferred Annuities and Income Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities and Income Annuities.

VARIABLE ANNUITY

An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or

                                                                        B-PPA- 5
more underlying portfolios. You assume the investment risk for any amounts allocated to the investment divisions in a variable annuity.

YOU

In this Prospectus, depending on the context, "you" may mean either the purchaser of the Deferred Annuity or Income Annuity, or, the participant or annuitant for whom money is invested under certain group arrangements. In cases where we are referring to giving instructions or making payments to us for PEDC contracts, "you" means the trustee. For Keogh contracts, "you" means the trustee of the Keogh plan. Under PEDC or Keogh plans where the participant or annuitant is allowed to choose among investment choices, "you" means the participant or annuitant who is giving us instructions about the investment choices.

B-PPA- 6

TABLE OF EXPENSES -- PREFERENCE PLUS DEFERRED ANNUITIES AND INCOME ANNUITIES

    The following table shows Separate Account, Metropolitan Fund, Zenith Fund, Calvert Fund, Met Investors Fund and American Funds charges and expenses. The numbers in the table for the Separate Account, Metropolitan Fund, Zenith Fund, Calvert Fund, Met Investors Fund and American Funds are based on past experience, except where estimates are used, as noted below. The numbers in the table are subject to change. The table is not intended to show your actual total combined expenses of the Separate Account, Metropolitan Fund, Zenith Fund, Calvert Fund, Met Investors Fund and American Funds which may be higher or lower. It does not show fees for the Fixed Interest Account or premium and other taxes which may apply. All of the Portfolios listed below are Class A except for the State Street Research Large Cap Value Portfolio, FI Mid Cap Opportunities Portfolio, FI Structured Equity Portfolio, Met/AIM Mid Cap Core Equity Portfolio, Met/ AIM Small Cap Growth Portfolio and State Street Research Concentrated International Portfolio, which are Class E Portfolios, and the Portfolios of the American Funds, which are Class 2 Portfolios. We have provided examples to show you the impact of Separate Account, Metropolitan Fund, Zenith Fund, Calvert Fund, Met Investors Fund and American Funds charges and expenses on a hypothetical investment of $1,000 that has an assumed 5% annual return on the investment. These examples assume that reimbursements and/or waiver of expenses was in effect.
--------------------------------------------------------------------------------
Separate Account, Metropolitan Fund, Zenith Fund, Calvert Fund, Met Investors Fund and American Funds expenses for the fiscal year ending December 31, 2001:

CONTRACT OWNER TRANSACTION EXPENSES FOR ALL INVESTMENT DIVISIONS CURRENTLY
OFFERED

  Sales Load Imposed on Purchases...........................              None
  Deferred Sales Load (as a percentage of the purchase
     payment funding the withdrawal during the accumulation
     period) (1)............................................     From 0% to 7%
  Exchange Fee..............................................              None
  Surrender Fee.............................................              None
Annual Contract Fee (2).....................................              None
Separate Account Annual Expenses (as a percentage of average account value) (3)
  General Administrative Expenses Charge....................              .50%
  Mortality and Expense Risk Charge.........................              .75%
  Total Separate Account Annual Expenses....................             1.25%

METROPOLITAN FUND ANNUAL EXPENSES (as a percentage of average net assets)

                                                                        C             A+B+C=D
                                                 A          B     OTHER EXPENSES   TOTAL EXPENSES
                                             MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
                                                FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index
  Portfolio................................    0.25       0.00        0.13              0.38
State Street Research Diversified
  Portfolio (4)(5).........................    0.43       0.00        0.06              0.49
MetLife Stock Index Portfolio..............    0.25       0.00        0.06              0.31
State Street Research Investment Trust
  Portfolio (4)(5).........................    0.48       0.00        0.05              0.53
Harris Oakmark Large Cap Value
  Portfolio (4)(5).........................    0.75       0.00        0.11              0.86
State Street Research Large Cap Value
  Portfolio (Class E) (4)(7)(10)(11).......    0.70       0.15        0.86              1.71
Janus Growth Portfolio (4)(11).............    0.80       0.00        1.46              2.26
Putnam Large Cap Growth
  Portfolio (4)(6)(11).....................    0.80       0.00        0.32              1.12
T. Rowe Price Large Cap Growth
  Portfolio (4)(5).........................    0.63       0.00        0.13              0.76
MetLife Mid Cap Stock Index
  Portfolio (6)(11)........................    0.25       0.00        0.27              0.52
Neuberger Berman Partners Mid Cap Value
  Portfolio (4)(5).........................    0.69       0.00        0.12              0.81
Janus Mid Cap Portfolio (4)................    0.67       0.00        0.07              0.74
State Street Research Aggressive Growth
  Portfolio (4)(5).........................    0.71       0.00        0.06              0.77
Russell 2000(R) Index Portfolio (6)(11)....    0.25       0.00        0.31              0.56

                                                                D-E=F
                                                   E        TOTAL EXPENSES
                                                WAIVER/     AFTER WAIVER/
                                             REIMBURSEMENT  REIMBURSEMENT
--------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index
  Portfolio................................      0.00            0.38
State Street Research Diversified
  Portfolio (4)(5).........................      0.00            0.49
MetLife Stock Index Portfolio..............      0.00            0.31
State Street Research Investment Trust
  Portfolio (4)(5).........................      0.00            0.53
Harris Oakmark Large Cap Value
  Portfolio (4)(5).........................      0.00            0.86
State Street Research Large Cap Value
  Portfolio (Class E) (4)(7)(10)(11).......      0.71            1.00
Janus Growth Portfolio (4)(11).............      1.31            0.95
Putnam Large Cap Growth
  Portfolio (4)(6)(11).....................      0.12            1.00
T. Rowe Price Large Cap Growth
  Portfolio (4)(5).........................      0.00            0.76
MetLife Mid Cap Stock Index
  Portfolio (6)(11)........................      0.07            0.45
Neuberger Berman Partners Mid Cap Value
  Portfolio (4)(5).........................      0.00            0.81
Janus Mid Cap Portfolio (4)................      0.00            0.74
State Street Research Aggressive Growth
  Portfolio (4)(5).........................      0.00            0.77
Russell 2000(R) Index Portfolio (6)(11)....      0.01            0.55

                                       B-PPA- 7

                                                                                C             A+B+C=D
                                                         A          B     OTHER EXPENSES   TOTAL EXPENSES         E
METROPOLITAN FUND ANNUAL EXPENSES                    MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/      WAIVER/
(as a percentage of average net assets) (continued)     FEES      FEES    REIMBURSEMENT    REIMBURSEMENT    REIMBURSEMENT
--------------------------------------------------------------------------------------------------------------------------
State Street Research Aurora Portfolio (4)(8)...       0.85       0.00        0.13              0.98            0.00
Franklin Templeton Small Cap Growth
  Portfolio (4)(11).............................       0.90       0.00        1.79              2.69            1.64
T. Rowe Price Small Cap Growth Portfolio (4)....       0.52       0.00        0.09              0.61            0.00
Scudder Global Equity Portfolio (4).............       0.62       0.00        0.18              0.80            0.00
Morgan Stanley EAFE(R) Index Portfolio (11).....       0.30       0.00        0.52              0.82            0.07
Putnam International Stock Portfolio (4)(5).....       0.90       0.00        0.26              1.16            0.00

                                                         D-E=F
                                                     TOTAL EXPENSES
METROPOLITAN FUND ANNUAL EXPENSES                    AFTER WAIVER/
(as a percentage of average net assets) (continued)  REIMBURSEMENT
---------------------------------------------------  --------------
State Street Research Aurora Portfolio (4)(8)...          0.98
Franklin Templeton Small Cap Growth
  Portfolio (4)(11).............................          1.05
T. Rowe Price Small Cap Growth Portfolio (4)....          0.61
Scudder Global Equity Portfolio (4).............          0.80
Morgan Stanley EAFE(R) Index Portfolio (11).....          0.75
Putnam International Stock Portfolio (4)(5).....          1.16

                                                                    C             A+B+C=D                          D-E=F
                                             A          B     OTHER EXPENSES   TOTAL EXPENSES         E        TOTAL EXPENSES
ZENITH FUND ANNUAL EXPENSES              MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/      WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)     FEES      FEES    REIMBURSEMENT    REIMBURSEMENT    REIMBURSEMENT  REIMBURSEMENT
-----------------------------------------------------------------------------------------------------------------------------
Salomon Brothers U.S. Government
  Portfolio (11).......................    0.55       0.00        0.18              0.73            0.03           0.70
State Street Research Bond Income
  Portfolio (4)(12)....................    0.40       0.00        0.09              0.49            0.00           0.49
Salomon Brothers Strategic
  Opportunities Portfolio (8)..........    0.65       0.00        0.19              0.84            0.00           0.84
MFS Investors Trust Portfolio (11).....    0.75       0.00        0.62              1.37            0.47           0.90
MFS Research Managers
  Portfolio (5)(11)....................    0.75       0.00        0.31              1.06            0.16           0.90
Davis Venture Value Portfolio (4)(5)...    0.75       0.00        0.08              0.83            0.00           0.83
FI Structured Equity Portfolio (Class
  E) (4)(10)...........................    0.68       0.15        0.10              0.93            0.00           0.93
Harris Oakmark Focused Value
  Portfolio (5)(8).....................    0.75       0.00        0.12              0.87            0.00           0.87
FI Mid Cap Opportunities Portfolio
  (Class E) (4)(7)(10)(11).............    0.80       0.15        0.15              1.10            0.00           1.10
Loomis Sayles Small Cap
  Portfolio (4)(5)(8)..................    0.90       0.00        0.10              1.00            0.00           1.00

                                                                      B              A+B=C
                                                     A          OTHER EXPENSES   TOTAL EXPENSES
CALVERT FUND ANNUAL EXPENSES                     MANAGEMENT         BEFORE           BEFORE
(as a percentage of average net assets) (14)        FEES        REIMBURSEMENT    REIMBURSEMENT
-----------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio............      0.70             0.18             0.88

                                                                  C-D=E
                                                              TOTAL EXPENSES
CALVERT FUND ANNUAL EXPENSES                         D            AFTER
(as a percentage of average net assets) (14)   REIMBURSEMENT  REIMBURSEMENT
---------------------------------------------  -----------------------------
Calvert Social Balanced Portfolio............      0.00           0.88

                                 B-PPA- 8

MET INVESTORS FUND
                                                                        C             A+B+C=D
                                                 A          B     OTHER EXPENSES   TOTAL EXPENSES
ANNUAL EXPENSES                              MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets)         FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (9)...........     0.50      0.00        0.65              1.15
Lord Abbett Bond Debenture
  Portfolio (9)(12)........................     0.60      0.00        0.12              0.72
Met/AIM Mid Cap Core Equity Portfolio
  (Class E) (9)(10)........................     0.75      0.15        6.18              7.08
MFS Mid Cap Growth Portfolio (4)(9)........     0.65      0.00        1.70              2.35
Met/AIM Small Cap Growth Portfolio (Class
  E) (9)(10)...............................     0.90      0.15        4.07              5.12
PIMCO Innovation Portfolio (9).............     1.05      0.00        2.92              3.97
MFS Research International
  Portfolio (4)(9).........................     0.80      0.00        4.28              5.08
State Street Research Concentrated
  International Portfolio (Class
  E) (9)(10)...............................     0.85      0.15        4.59              5.59

MET INVESTORS FUND
                                                                D-E=F
                                                   E        TOTAL EXPENSES
ANNUAL EXPENSES                                 WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)      REIMBURSEMENT  REIMBURSEMENT
-------------------------------------------  -----------------------------
PIMCO Total Return Portfolio (9)...........      0.50            0.65
Lord Abbett Bond Debenture
  Portfolio (9)(12)........................      0.02            0.70
Met/AIM Mid Cap Core Equity Portfolio
  (Class E) (9)(10)........................      6.03            1.05
MFS Mid Cap Growth Portfolio (4)(9)........      1.55            0.80
Met/AIM Small Cap Growth Portfolio (Class
  E) (9)(10)...............................      3.92            1.20
PIMCO Innovation Portfolio (9).............      2.87            1.10
MFS Research International
  Portfolio (4)(9).........................      4.08            1.00
State Street Research Concentrated
  International Portfolio (Class
  E) (9)(10)...............................      4.34            1.25


AMERICAN FUNDS CLASS 2
                                                                             C             A+B+C=D
                                             A              B          OTHER EXPENSES   TOTAL EXPENSES
ANNUAL EXPENSES                          MANAGEMENT       12b-1            BEFORE       BEFORE WAIVER/
(as a percentage of average net assets)     FEES           FEES        REIMBURSEMENT    REIMBURSEMENT
------------------------------------------------------------------------------------------------------
American Funds Growth-Income
  Portfolio (4)(10)..................      0.33           0.25              0.02             0.60
American Funds Growth
  Portfolio (4)(10)..................      0.37           0.25              0.01             0.63
American Funds Global Small
  Capitalization Portfolio (4)(10)...      0.80           0.25              0.03             1.08

AMERICAN FUNDS CLASS 2
                                                            D-E=F
                                               E        TOTAL EXPENSES
ANNUAL EXPENSES                             WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)  REIMBURSEMENT  REIMBURSEMENT
---------------------------------------  -----------------------------
American Funds Growth-Income
  Portfolio (4)(10)..................         0.00           0.60
American Funds Growth
  Portfolio (4)(10)..................         0.00           0.63
American Funds Global Small
  Capitalization Portfolio (4)(10)...         0.00           1.08


                                       B-PPA- 9

EXAMPLE
If you surrender your Deferred Annuity (withdraw all your money) at the end of the time periods listed below, you would bear directly or indirectly the following expenses on a $1,000 investment in each investment division listed below, assuming a 5% annual return on assets(13):

                                                                   1             3             5            10
                                                                  YEAR         YEARS         YEARS         YEARS
----------------------------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index Division............      $79          $ 96          $116          $194
PIMCO Total Return Division.................................       82           105           130           224
Salomon Brothers U.S. Government Division...................       83           106           133           229
State Street Research Bond Income Division..................       81           100           122           207
Salomon Brothers Strategic Bond Opportunities Division......       84           111           140           244
Calvert Social Balanced Division............................       85           112           143           249
State Street Research Diversified Division..................       81           100           122           207
Lord Abbett Bond Debenture Division.........................       83           106           133           229
American Funds Growth-Income Division.......................       82           103           127           218
MetLife Stock Index Division................................       79            94           112           187
MFS Investors Trust Division................................       85           113           143           250
MFS Research Managers Division..............................       85           113           143           250
State Street Research Investment Trust Division.............       81           101           124           211
Davis Venture Value Division................................       84           110           139           243
FI Structured Equity Division...............................       85           113           145           253
Harris Oakmark Large Cap Value Division.....................       84           111           141           246
State Street Research Large Cap Value Division..............       86           116           148           261
American Funds Growth Division..............................       82           104           129           222
Janus Growth Division.......................................       85           114           146           255
Putnam Large Cap Growth Division............................       86           116           148           261
T. Rowe Price Large Cap Growth Division.....................       83           108           136           236
Met/AIM Mid Cap Core Equity Division........................       86           117           151           266
MetLife Mid Cap Stock Index Division........................       80            98           119           202
Harris Oakmark Focused Value Division.......................       85           112           142           247
Neuberger Berman Partners Mid Cap Value Division............       84           110           138           241
FI Mid Cap Opportunities Division...........................       87           119           153           271
Janus Mid Cap Division......................................       83           108           135           233
MFS Mid Cap Growth Division.................................       84           109           138           240
State Street Research Aggressive Growth Division............       83           109           136           237
Loomis Sayles Small Cap Division............................       86           116           148           261
Russell 2000(R) Index Division..............................       81           102           125           213
State Street Research Aurora Division.......................       86           115           147           259
Franklin Templeton Small Cap Growth Division................       86           117           151           266
Met/AIM Small Cap Growth Division...........................       88           122           159           281
T. Rowe Price Small Cap Growth Division.....................       82           104           128           220

                                 B-PPA- 10

                                                                   1             3             5            10
                                                                  YEAR         YEARS         YEARS         YEARS
----------------------------------------------------------------------------------------------------------------
PIMCO Innovation Division...................................      $87          $119          $153          $271
Scudder Global Equity Division..............................       84           109           138           240
MFS Research International Division.........................       86           116           148           261
Morgan Stanley EAFE(R) Index Division.......................       83           108           135           234
Putnam International Stock Division.........................       88           121           157           277
State Street Research Concentrated International Division...       88           123           161           286
American Funds Global Small Capitalization Division.........       87           118           152           269

                                      B-PPA- 11

If you annuitize (elect a pay-out option under your Deferred Annuity) or do not surrender your Deferred Annuity at the end of the time periods listed below, you would bear directly or indirectly the following expenses on a $1,000 investment in each investment division listed below, assuming a 5% annual return on assets (13)(15):

                                                                   1             3             5            10
                                                                  YEAR         YEARS         YEARS         YEARS
----------------------------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index Division............      $17           $52          $ 89          $194
PIMCO Total Return Division.................................       19            60           104           224
Salomon Brothers U.S. Government Division...................       20            62           106           229
State Street Research Bond Income Division..................       18            55            95           207
Salomon Brothers Strategic Bond Opportunities Division......       21            66           113           244
Calvert Social Balanced Division............................       22            68           116           249
State Street Research Diversified Division..................       18            55            95           207
Lord Abbett Bond Debenture Division.........................       20            62           106           229
American Funds Growth-Income Division.......................       19            59           101           218
MetLife Stock Index Division................................       16            50            86           187
MFS Investors Trust Division................................       22            68           117           250
MFS Research Managers Division..............................       22            68           117           250
State Street Research Investment Trust Division.............       18            56            97           211
Davis Venture Value Division................................       21            66           113           243
FI Structured Equity Division...............................       22            69           118           253
Harris Oakmark Large Cap Value Division.....................       22            67           114           246
State Street Research Large Cap Value Division..............       23            71           122           261
American Funds Growth Division..............................       19            60           102           222
Janus Growth Division.......................................       23            70           119           255
Putnam Large Cap Growth Division............................       23            71           122           261
T. Rowe Price Large Cap Growth Division.....................       21            64           109           236
Met/AIM Mid Cap Core Equity Division........................       24            73           124           266
MetLife Mid Cap Stock Index Division........................       17            54            93           202
Harris Oakmark Focused Value Division.......................       22            67           115           247
Neuberger Berman Partners Mid Cap Value Division............       21            65           112           241
FI Mid Cap Opportunities Division...........................       24            74           127           271
Janus Mid Cap Division......................................       20            63           108           233
MFS Mid Cap Growth Division.................................       21            65           111           240
State Street Research Aggressive Growth Division............       21            64           110           237
Loomis Sayles Small Cap Division............................       23            71           122           261
Russell 2000(R) Index Division..............................       18            57            98           213
State Street Research Aurora Division.......................       23            70           121           259

                                 B-PPA- 12

                                                                   1             3             5            10
                                                                  YEAR         YEARS         YEARS         YEARS
----------------------------------------------------------------------------------------------------------------
Franklin Templeton Small Cap Growth Division................      $24           $73          $124          $266
Met/AIM Small Cap Growth Division...........................       25            77           132           281
T. Rowe Price Small Cap Growth Division.....................       19            59           101           220
PIMCO Innovation Division...................................       24            74           127           271
Scudder Global Equity Division..............................       21            65           111           240
MFS Research International Division.........................       23            71           122           261
Morgan Stanley EAFE(R) Index Division.......................       21            63           109           234
Putnam International Stock Division.........................       25            76           130           277
State Street Research Concentrated International Division...       26            79           125           286
American Funds Global Small Capitalization Division.........       24            74           126           269

                                      B-PPA- 13

(1) THERE ARE TIMES WHEN THE EARLY WITHDRAWAL CHARGE DOES NOT APPLY TO AMOUNTS THAT ARE WITHDRAWN FROM A DEFERRED ANNUITY. EACH CONTRACT YEAR YOU MAY TAKE THE GREATER OF 10% (20% UNDER CERTAIN DEFERRED ANNUITIES) OF YOUR ACCOUNT BALANCE OR YOUR PURCHASE PAYMENTS MADE OVER 7 YEARS AGO FREE OF EARLY WITHDRAWAL CHARGES.

(2) A $20 ANNUAL CONTRACT FEE IS IMPOSED ON MONEY IN THE FIXED INTEREST ACCOUNT. THIS FEE MAY BE WAIVED UNDER CERTAIN CIRCUMSTANCES. THERE IS A ONE TIME CONTRACT FEE OF $350 FOR INCOME ANNUITIES. WE DO NOT CHARGE THIS FEE IF YOU ELECT A PAY-OUT OPTION UNDER YOUR DEFERRED ANNUITY AND YOU HAVE OWNED YOUR DEFERRED ANNUITY MORE THAN TWO YEARS.

(3) PURSUANT TO THE TERMS OF THE CONTRACT, OUR TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES WILL NOT EXCEED 1.25% OF YOUR AVERAGE BALANCE IN THE INVESTMENT DIVISIONS. FOR PURPOSES OF PRESENTATION HERE, WE ESTIMATED THE ALLOCATION BETWEEN GENERAL ADMINISTRATIVE EXPENSES AND THE MORTALITY AND EXPENSE RISK CHARGE.

(4) EACH PORTFOLIO'S MANAGEMENT FEE DECREASES WHEN ITS ASSETS GROW TO CERTAIN DOLLAR AMOUNTS. THE "BREAK POINT" DOLLAR AMOUNTS AT WHICH THE MANAGEMENT FEE DECLINES ARE MORE FULLY EXPLAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR EACH RESPECTIVE FUND.

(5) CERTAIN METROPOLITAN FUND AND ZENITH FUND SUB-INVESTMENT MANAGERS DIRECTED CERTAIN PORTFOLIO TRADES TO BROKERS WHO PAID A PORTION OF THE PORTFOLIO'S EXPENSES. IN ADDITION, EACH FUND HAS ENTERED INTO ARRANGEMENTS WITH ITS CUSTODIAN WHEREBY CREDITS REALIZED AS A RESULT OF THIS PRACTICE WERE USED TO REDUCE A PORTION OF EACH PARTICIPATING PORTFOLIO'S EXPENSES. THE EXPENSE INFORMATION FOR THE METROPOLITAN FUND AND ZENITH FUND PORTFOLIOS DOES NOT REFLECT THESE REDUCTIONS OR CREDITS.

(6) METLIFE ADVISERS, LLC ("METLIFE ADVISERS") AGREED TO PAY ALL EXPENSES (OTHER THAN MANAGEMENT FEES, BROKERAGE COMMISSIONS, TAXES, INTEREST AND EXTRAORDINARY OR NON-RECURRING EXPENSES) (HEREAFTER "EXPENSES") IN EXCESS OF .30% OF THE AVERAGE NET ASSETS FOR THE RUSSELL 2000(R) INDEX PORTFOLIO THROUGH APRIL 30, 2002. METLIFE ADVISERS AGREED TO PAY ALL EXPENSES IN EXCESS OF .20% OF THE AVERAGE NET ASSETS FOR THE METLIFE MID CAP STOCK INDEX AND PUTNAM LARGE CAP GROWTH PORTFOLIOS THROUGH APRIL 30, 2002. THE "OTHER EXPENSES BEFORE REIMBURSEMENT" INFORMATION FOR THESE PORTFOLIOS ASSUMES NO REDUCTION OF EXPENSES OF ANY KIND. THE "TOTAL EXPENSES AFTER WAIVER/ REIMBURSEMENT" INFORMATION FOR THESE PORTFOLIOS REFLECTS EXPENSES REIMBURSED IN CALENDAR YEAR 2001. THE EFFECT OF SUCH REIMBURSEMENTS IS THAT PERFORMANCE RESULTS ARE INCREASED.

(7) THESE PORTFOLIOS BEGAN OPERATIONS ON APRIL 30, 2002. THE "OTHER EXPENSES BEFORE REIMBURSEMENT" INFORMATION FOR THESE PORTFOLIOS REFLECTS AN ESTIMATE OF EXPENSES FOR CALENDAR YEAR 2002. THE "TOTAL EXPENSES AFTER WAIVER/REIMBURSEMENT" REFLECTS EXPENSES AS IF THE EXPENSE REIMBURSEMENT WAS IN EFFECT FOR THE ENTIRE CURRENT YEAR. THE EFFECT OF SUCH REIMBURSEMENTS IS THAT PERFORMANCE IS INCREASED.

(8) METLIFE ADVISERS AGREED TO PAY ALL OPERATING EXPENSES OTHER THAN AMORTIZATION OF EXPENSES, BROKERAGE COSTS, INTEREST, TAXES OR OTHER EXTRAORDINARY EXPENSES, IN EXCESS OF 1.00% OF THE AVERAGE NET ASSETS FOR THE LOOMIS SAYLES SMALL CAP PORTFOLIO THROUGH APRIL 30, 2002. METLIFE ADVISERS AGREED TO PAY ALL EXPENSES IN EXCESS OF .20% OF THE AVERAGE NET ASSETS OF THE STATE STREET RESEARCH AURORA PORTFOLIO THROUGH APRIL 30, 2002. METLIFE ADVISERS AGREED TO PAY THE OPERATING EXPENSES OF THE SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES AND HARRIS OAKMARK FOCUSED VALUE PORTFOLIOS (EXCLUSIVE OF ANY BROKERAGE COSTS, INTEREST, TAXES OR EXTRAORDINARY EXPENSES) IN EXCESS OF 0.90% OF AVERAGE NET ASSETS THROUGH APRIL 30, 2002. THE SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES, THE LOOMIS SAYLES SMALL CAP, THE STATE STREET RESEARCH AURORA AND THE HARRIS OAKMARK FOCUSED VALUE PORTFOLIOS' EXPENSES DID NOT EXCEED THESE LIMITATIONS FOR THE YEAR ENDED DECEMBER 31, 2001.

(9) CLASS A SHARES OF THE MFS MID CAP GROWTH, MFS RESEARCH INTERNATIONAL, PIMCO TOTAL RETURN AND PIMCO INNOVATION PORTFOLIOS BEGAN OPERATIONS ON MAY 1,2001. THE "OTHER EXPENSES BEFORE REIMBURSEMENT" FOR THESE PORTFOLIOS REFLECTS ANNUALIZED EXPENSES FOR THE FULL CALENDAR YEAR 2001. CLASS A SHARES FOR THE LORD ABBETT BOND DEBENTURE PORTFOLIO BEGAN OPERATIONS ON FEBRUARY 12, 2001. CLASS E SHARES OF THE MET/AIM MID CAP CORE EQUITY, MET/AIM SMALL CAP GROWTH AND STATE STREET RESEARCH CONCENTRATED INTERNATIONAL PORTFOLIOS BEGAN OPERATIONS IN APRIL, 2002. THE "OTHER EXPENSES BEFORE REIMBURSEMENT" INFORMATION FOR THESE PORTFOLIOS REFLECTS AN ESTIMATE OF EXPENSES FOR THE CALENDAR YEAR 2002 AND ARE BASED ON OTHER SHARE CLASS EXPENSE EXPERIENCE.

    MET INVESTORS ADVISORY LLC ("METLIFE INVESTORS") AND MET INVESTORS FUND HAVE ENTERED INTO AN EXPENSE LIMITATION AGREEMENT WHEREBY, UNTIL AT LEAST APRIL 30, 2003, METLIFE INVESTORS HAS AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE OR PAY OPERATING EXPENSES (EXCLUSIVE OF INTEREST, TAXES, BROKERAGE COMMISSIONS, OR EXTRAORDINARY EXPENSE AND 12b-1 PLAN FEES) AS NECESSARY TO LIMIT TOTAL EXPENSES TO THE PERCENTAGE OF DAILY NET ASSETS TO THE FOLLOWING PERCENTAGES: .65% FOR THE PIMCO TOTAL RETURN PORTFOLIO, 1.10% FOR THE PIMCO INNOVATION PORTFOLIO, .80% FOR THE MFS MID CAP GROWTH PORTFOLIO, 1.00% FOR THE MFS RESEARCH INTERNATIONAL PORTFOLIO, .70% FOR THE LORD ABBETT BOND DEBENTURE PORTFOLIO, 1.05% FOR THE MET/AIM SMALL CAP GROWTH PORTFOLIO, .90% FOR THE MET/AIM MID CAP CORE EQUITY PORTFOLIO AND 1.10% FOR THE STATE STREET RESEARCH CONCENTRATED INTERNATIONAL PORTFOLIO. UNDER CERTAIN CIRCUMSTANCES, ANY FEES WAIVED OR EXPENSES REIMBURSED BY THE INVESTMENT MANAGER MAY, WITH THE APPROVAL OF THE FUND'S BOARD OF TRUSTEES, BE REPAID TO THE INVESTMENT MANAGER. FOR THE MFS MID CAP GROWTH, MFS RESEARCH INTERNATIONAL, PIMCO TOTAL RETURN AND PIMCO INNOVATION PORTFOLIOS, THE "TOTAL EXPENSES AFTER WAIVER/REIMBURSEMENT" REFLECTS EXPENSES AS IF THE EXPENSE REIMBURSEMENT WAS IN EFFECT FOR THE ENTIRE CALENDAR YEAR 2001. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED.


(10) EACH OF THE AMERICAN, METROPOLITAN, MET INVESTORS AND ZENITH FUNDS HAS ADOPTED A DISTRIBUTION PLAN UNDER RULE 12b-1 OF THE INVESTMENT COMPANY ACT OF 1940. THE DISTRIBUTION PLAN IS DESCRIBED IN MORE DETAIL IN EACH FUND'S PROSPECTUS. WE ARE PAID THE RULE 12b-1 FEE IN CONNECTION WITH THE CLASS E SHARES OF THE METROPOLITAN, ZENITH AND MET INVESTORS FUNDS AND CLASS 2 OF THE AMERICAN FUNDS.


                                 B-PPA- 14

(11) PURSUANT TO EXPENSE AGREEMENTS, METLIFE ADVISERS HAS AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE OR PAY OPERATING EXPENSES (EXCLUSIVE OF BROKERAGE COSTS, INTEREST, TAXES OR EXTRAORDINARY EXPENSES) ("OPERATING EXPENSES") AS NECESSARY TO LIMIT TOTAL OPERATING EXPENSES TO THE ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE FOLLOWING PORTFOLIOS AS INDICATED:

                         PORTFOLIO                            PERCENTAGE
                         ---------                            ----------
MORGAN STANLEY EAFE(R) INDEX PORTFOLIO                           0.75
PUTNAM LARGE CAP GROWTH PORTFOLIO                                1.00
METLIFE MID CAP STOCK INDEX PORTFOLIO                            0.45
RUSSELL 2000(R) INDEX PORTFOLIO                                  0.55
JANUS GROWTH PORTFOLIO                                           0.95
FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO                    1.05
STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO (CLASS E)        1.00
MFS INVESTORS TRUST PORTFOLIO                                    0.90
MFS RESEARCH MANAGERS PORTFOLIO                                  0.90
SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO                       0.70
FI MID CAP OPPORTUNITIES PORTFOLIO (CLASS E)                     1.10

     THIS WAIVER OR AGREEMENT TO PAY IS SUBJECT TO THE OBLIGATION OF EACH CLASS OF THE PORTFOLIO SEPARATELY TO REPAY METLIFE ADVISERS SUCH EXPENSES IN FUTURE YEARS, IF ANY, WHEN THE PORTFOLIO'S CLASS'S EXPENSES FALL BELOW THE ABOVE PERCENTAGES IF CERTAIN CONDITIONS ARE MET. THE AGREEMENT MAY BE TERMINATED AT ANY TIME AFTER APRIL 30, 2003. THE "OTHER EXPENSES BEFORE REIMBURSEMENT" INFORMATION FOR THE MORGAN STANLEY EAFE(R) INDEX, THE JANUS GROWTH, THE FRANKLIN TEMPLETON SMALL CAP GROWTH, THE MFS INVESTORS TRUST, THE MFS RESEARCH MANAGERS AND THE SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIOS ASSUMES NO REDUCTION OF ANY KIND. THE "TOTAL EXPENSES AFTER WAIVER/REIMBURSEMENT" INFORMATION FOR THE MORGAN STANLEY EAFE(R) INDEX PORTFOLIO REFLECTS EXPENSES AS IF THE EXPENSE AGREEMENT WAS IN EFFECT FOR THE ENTIRE CURRENT YEAR. THE "TOTAL EXPENSES AFTER WAIVER/REIMBURSEMENT" INFORMATION REFLECTS EXPENSES WAIVED OR REIMBURSED IN THE CALENDAR YEAR 2001 FOR THE JANUS GROWTH, THE FRANKLIN TEMPLETON SMALL CAP GROWTH, THE MFS INVESTORS TRUST, THE MFS RESEARCH MANAGERS AND THE SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIOS. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED.

(12) ON APRIL 29, 2002, THE STATE STREET RESEARCH INCOME PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE STATE STREET RESEARCH BOND INCOME PORTFOLIO OF THE ZENITH FUND AND THE LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE LORD ABBETT BOND DEBENTURE PORTFOLIO OF THE MET INVESTORS FUND.

(13) THESE EXAMPLES ASSUME THAT REIMBURSEMENT AND/OR WAIVER OF EXPENSES WAS IN EFFECT.

(14) "OTHER EXPENSES" REFLECTS AN INDIRECT FEE RESULTING FROM THE PORTFOLIO'S OFFSET EXPENSE ARRANGEMENT WITH ITS CUSTODIAN BANK WHEREBY THE CUSTODIAN'S AND TRANSFER AGENT'S FEES MAY BE PAID INDIRECTLY BY CREDITS EARNED ON THE PORTFOLIO'S UNVESTED CASH BALANCES. THE CREDITS ARE USED TO REDUCE THE PORTFOLIO'S EXPENSES. NET OPERATING EXPENSES AFTER REDUCTIONS FOR FEES PAID INDIRECTLY WOULD BE 0.87% FOR SOCIAL BALANCED. THE MANAGEMENT FEES INCLUDE AN ADMINISTRATIVE FEE PAID BY THE FUND TO CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF CALVERT.

(15) THIS EXAMPLE ASSUMES NO EARLY WITHDRAWAL CHARGES ARE APPLICABLE. IN ORDER TO MAKE THIS ASSUMPTION FOR A PAY-OUT OPTION UNDER YOUR DEFERRED ANNUITY, WE ALSO ASSUMED THAT YOU SELECTED AN INCOME PAYMENT TYPE UNDER WHICH YOU WILL RECEIVE PAYMENTS OVER YOUR LIFETIME OR FOR A PERIOD OF AT LEAST FIVE FULL YEARS.

                                      B-PPA- 15

 ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION
(For an accumulation unit outstanding throughout the period)

    These tables and bar charts show fluctuations in the Accumulation Unit
     Values for each investment division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).

------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------


Lehman Brothers(R) Aggregate Bond Index Division.... 2001      $10.85            $11.51         17,519
                                                     2000        9.86             10.85         11,149
                                                     1999       10.12              9.86          7,735
                                                     1998       10.00(e)          10.12            793

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value

PIMCO Total Return Division......................... 2001       10.00(e)          10.55          2,743


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Salomon Brothers U.S. Government Division........... 2001       14.30(e)          15.07          1,179


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value

[LUCY WITH STOCK TICKER GRAPHIC]
                                 B-PPA- 16

(For an accumulation unit outstanding throughout the period)


------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------

State Street Research Income Division (c)........... 2001      $20.49            $21.93         18,441
                                                     2000       18.65             20.49         16,397
                                                     1999       19.33             18.65         18,535
                                                     1998       17.89             19.33         20,060
                                                     1997       16.49             17.89         16,307
                                                     1996       16.12             16.49         16,604
                                                     1995       13.65             16.12         15,252
                                                     1994       14.27             13.65         13,923
                                                     1993       12.98             14.27         14,631
                                                     1992       12.29             12.98          5,918


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Salomon Brothers Strategic Bond Opportunities
  Division.......................................... 2001       15.37(e)          16.22            494


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Calvert Social Balanced Division.................... 2001       26.99             24.80          1,564
                                                     2000       28.21             26.99          1,527
                                                     1999       25.45             28.21          1,453
                                                     1998       22.16             25.45          1,367
                                                     1997       18.68             22.16          1,181
                                                     1996       16.80             18.68            995
                                                     1995       13.11             16.80            787
                                                     1994       13.71             13.11            630
                                                     1993       12.86             13.71            473
                                                     1992       12.10             12.86            239


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


                                      B-PPA- 17

(For an accumulation unit outstanding throughout the period)

------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------


State Street Research Diversified Division.......... 2001      $28.98            $26.81         66,375
                                                     2000       29.04             28.98         75,259
                                                     1999       27.05             29.04         75,126
                                                     1998       22.89             27.05         73,897
                                                     1997       19.22             22.89         62,604
                                                     1996       17.00             19.22         52,053
                                                     1995       13.55             17.00         42,712
                                                     1994       14.15             13.55         40,962
                                                     1993       12.70             14.15         31,808
                                                     1992       11.75             12.70          7,375


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Loomis Sayles High Yield Bond Division (c).......... 2001       10.93             10.65          5,375
                                                     2000       11.17             10.93          5,291
                                                     1999        9.60             11.17          4,708
                                                     1998       10.51              9.60          3,882
                                                     1997       10.00(b)          10.51          2,375

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


American Funds Growth-Income Division............... 2001       86.74(e)          87.85            404


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value

                                 B-PPA- 18

(For an accumulation unit outstanding throughout the period)

------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------


MetLife Stock Index Division........................ 2001      $39.62            $34.37         80,855
                                                     2000       44.24             39.62         83,765
                                                     1999       37.08             44.24         79,702
                                                     1998       29.28             37.08         71,204
                                                     1997       22.43             29.28         58,817
                                                     1996       18.52             22.43         43,141
                                                     1995       13.70             18.52         29,883
                                                     1994       13.71             13.70         23,458
                                                     1993       12.67             13.71         18,202
                                                     1992       11.94             12.67          8,150


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


MFS Investors Trust Division........................ 2001       10.06(e)           8.35            494


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


MFS Research Managers Division...................... 2001       11.31(e)           8.83            164


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


State Street Research Investment Trust Division..... 2001       37.20             30.49         57,292
                                                     2000       40.14             37.20         62,971
                                                     1999       34.30             40.14         64,026
                                                     1998       27.10             34.30         64,053
                                                     1997       21.37             27.10         60,102
                                                     1996       17.71             21.37         49,644
                                                     1995       13.47             17.71         38,047
                                                     1994       14.10             13.47         32,563
                                                     1993       12.48             14.10         24,608
                                                     1992       11.32             12.48          9,432


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value

                                      B-PPA- 19

(For an accumulation unit outstanding throughout the period)

------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------


Davis Venture Value Division........................ 2001      $30.79            $27.02          2,072
                                                     2000       30.19(a)          30.79            917


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Harris Oakmark Large Cap Value Division............. 2001        9.92             11.60         16,415
                                                     2000        8.93              9.92          4,947
                                                     1999        9.71              8.93          3,631
                                                     1998       10.00(d)           9.71            386

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


American Funds Growth Division...................... 2001      146.13(e)         118.11            383


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Janus Growth Division............................... 2001       10.00(e)           7.76          1,023


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Putnam Large Cap Growth Division.................... 2001        7.24              4.95          5,527
                                                     2000        9.82(a)           7.24          2,555


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value

                                 B-PPA- 20

(For an accumulation unit outstanding throughout the period)

------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------


T. Rowe Price Large Cap Growth Division............. 2001      $13.06            $11.62         12,077
                                                     2000       13.29             13.06         12,475
                                                     1999       11.01             13.29          3,394
                                                     1998       10.00(d)          11.01            407

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


MetLife Mid Cap Stock Index Division................ 2001       10.62             10.36          8,080
                                                     2000       10.00(a)          10.62          5,493


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Harris Oakmark Focused Value Division............... 2001       21.38(e)          26.80          2,800


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Neuberger Berman Partners Mid Cap Value Division.... 2001       15.78             15.20          9,094
                                                     2000       12.46             15.78          7,506
                                                     1999       10.73             12.46          2,438
                                                     1998       10.00(d)          10.73            297

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Janus Mid Cap Division.............................. 2001       25.71             15.91         52,028
                                                     2000       37.86             25.71         57,546
                                                     1999       17.19             37.86         44,078
                                                     1998       12.69             17.19         19,031
                                                     1997       10.00(b)          12.69          7,417

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value

                                      B-PPA- 21

(For an accumulation unit outstanding throughout the period)

------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Division......................... 2001      $10.00(e)         $ 8.43          1,519

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value

State Street Research Aggressive Growth Division.... 2001       33.76             25.42         31,091
                                                     2000       37.01             33.76         33,051
                                                     1999       28.12             37.01         31,947
                                                     1998       25.05             28.12         38,975
                                                     1997       23.77             25.05         43,359
                                                     1996       22.35             23.77         43,962
                                                     1995       17.47             22.35         33,899
                                                     1994       18.03             17.47         26,890
                                                     1993       14.89             18.03         17,094
                                                     1992       13.66             14.89          5,747

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value

Loomis Sayles Small Cap Division.................... 2001       25.53             22.99            654
                                                     2000       25.79(a)          25.53            353

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value

Russell 2000(R) Index Division...................... 2001       12.13             12.08          9,632
                                                     2000       12.76             12.13          9,113
                                                     1999       10.53             12.76          5,395
                                                     1998       10.00(d)          10.53            598
[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value

State Street Research Aurora Division............... 2001       12.25             14.03         14,487
                                                     2000       10.00(a)          12.25          4,095

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value

                                 B-PPA- 22

(For an accumulation unit outstanding throughout the period)

------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------


Franklin Templeton Small Cap Growth Division........ 2001      $10.00(e)         $ 8.81            769


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


T. Rowe Price Small Cap Growth Division............. 2001       13.64             12.25         18,643
                                                     2000       15.19             13.64         19,423
                                                     1999       12.02             15.19         14,007
                                                     1998       11.76             12.02         13,119
                                                     1997       10.00(b)          11.76          6,932

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


PIMCO Innovation Division........................... 2001       10.00(e)           7.44          2,036


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Scudder Global Equity Division...................... 2001       14.93             12.37         12,091
                                                     2000       15.36             14.93         11,687
                                                     1999       12.43             15.36          9,323
                                                     1998       10.85             12.43          7,712
                                                     1997       10.00(b)          10.85          4,826

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


MFS Research International Division................. 2001       10.00(e)           8.73            409


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value

                                      B-PPA- 23

(For an accumulation unit outstanding throughout the period)

------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------


Morgan Stanley EAFE(R) Index Division............... 2001      $11.25            $ 8.69         11,012
                                                     2000       13.31             11.25          8,034
                                                     1999       10.79             13.31          3,869
                                                     1998       10.00(d)          10.79            342

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


Putnam International Stock Division................. 2001       16.41             12.87         13,984
                                                     2000       18.49             16.41         13,980
                                                     1999       16.07             18.49         13,052
                                                     1998       13.28             16.07         14,330
                                                     1997       13.77             13.28         15,865
                                                     1996       14.19             13.77         17,780
                                                     1995       14.25             14.19         17,553
                                                     1994       13.74             14.25         16,674
                                                     1993        9.41             13.74          6,921
                                                     1992       10.61              9.41            966


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value


American Funds Global Small Capitalization
  Division.......................................... 2001       15.83(e)          13.63            549


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

             Year End Accumulation Unit Value

----------------------------------------

In addition to the above mentioned Accumulation Units, there were cash reserves of $56,293,338 as of December 31, 2001, applicable to Income Annuities (including those not described in this Prospectus) receiving annuity payouts.

(a)  Inception Date July 5, 2000.
(b)  Inception Date March 3, 1997.
(c)  On April 29, 2002 the assets from the State Street Research
     Income Division merged into State Street Research Bond
     Income Division and the assets from the Loomis Sayles High
     Yield Bond Division merged into the Lord Abbett Bond
     Debenture Division. These investment divisions are no longer available under the Deferred Annuities and Income Annuities.
(d)  Inception Date November 9, 1998.
(e)  Inception Date May 1, 2001.

                                 B-PPA- 24

METLIFE
Metropolitan Life Insurance Company ("MetLife") is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. Our main office is located at One Madison Avenue, New York, New York 10010. MetLife, was formed under laws of New York State in 1868. Headquartered in New York City, we are a leading provider of insurance and financial services to a broad spectrum of individual and group customers. MetLife, Inc., through its subsidiaries and affiliates, provides individual insurance and investment products to approximately 9 million households in the United States and corporations and other institutions with 33 million employees and members. It also has international insurance operations in 13 countries.

METROPOLITAN LIFE
SEPARATE ACCOUNT E
We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Plus Account Variable Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities even if that amount exceeds the assets in the Separate Account. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.

VARIABLE ANNUITIES
There are two types of variable annuities described in this Prospectus: Deferred Annuities and Income Annuities. These annuities are "variable" because the value of your account or income payment varies based on the investment performance of the investment divisions you choose. In short, the value of your Deferred Annuity, your income payments under a variable pay-out option of your Deferred Annuity, or your income payments under your Income Annuity, may go up or down. Since the investment performance is not guaranteed, your money is at risk. The degree of risk will depend on the investment divisions you select. The Accumulation Unit Value or


[SNOOPY AND WOODSTOCK GRAPHIC]
                                                                       B-PPA- 25

Annuity Unit Value for each investment division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer annuities not described in this Prospectus.

The Deferred Annuities have a fixed interest rate option called the "Fixed Interest Account." With the Fixed Interest Account, your money earns a rate of interest that we guarantee. Income Annuities and the variable pay-out options under the Deferred Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them.

A DEFERRED ANNUITY
You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit any investment returns as long as the money remains in your account.

The pay-out phase begins when you elect to have us pay you "income" payments using the money in your account. The number and the amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer various insurance benefits such as pay-out options, including our guarantee of income for your lifetime, they are "annuities."

All TSA, PEDC, Keogh and 403(a) arrangements receive tax deferral under the Internal Revenue Code and/or the plan. There are no additional tax benefits from funding these tax qualified arrangements with a Deferred Annuity. Therefore, there should be reasons other than tax deferral, such as the availability of a guaranteed income for life or the death benefit, for acquiring the Deferred Annuity within these arrangements.

AN INCOME ANNUITY
An Income Annuity, also known as an immediate annuity, only has a "pay-out" phase. You make a single purchase payment and select the type of pay-out option suited to your needs. Some of the pay-out options guarantee an income stream for your lifetime; others guarantee an income stream for both your lifetime, as well as the lifetime of another person (such as a spouse). Some Income Annuities guarantee a time period of your choice over which MetLife will make income payments. Income Annuities also have other features. The amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices and the amount of your purchase payment.


Group Deferred Annuities and group Income Annuities are also available. They are offered to an employer, association, trust or other group for its employees, members or participants.

[SNOOPY TEETER TOTTER WITH WOODSTOCK GRAPHIC]

A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase.
B-PPA- 26

YOUR INVESTMENT CHOICES
The Metropolitan Fund, Zenith Fund, Calvert Fund, Met Investors Fund and American Funds and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. The Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds prospectuses are attached at the end of this Prospectus. If the Calvert Social Balanced Portfolio is available to you, then you will also receive a Calvert Fund prospectus. You should read the prospectuses carefully before making purchase payments to the investment divisions. The Class A shares available to the Deferred Annuities and Income Annuities do not impose any 12b-1 Plan fees. However, 12b-1 Plan fees are imposed on American Funds Portfolios, which are Class 2, and the following Portfolios: FI Structured Equity, FI Mid Cap Opportunities, Met/AIM Small Cap Growth, State Street Research Concentrated International, Met/AIM Mid Cap Core Equity and State Street Research Large Cap Value, which are all Class E.

The investment choices are listed in the approximate risk relationship among the available Portfolios with all those within the same investment style listed in alphabetical order. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The list is intended to be a guide. Please consult the appropriate Fund prospectus for more information regarding the investment objectives and investment practices of each Portfolio. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance and income payments based upon amounts allocated to the investment divisions may go down as well as up.

The following list of investment choices includes six portfolios that subject to state approval we anticipate will be available on or about May 1, 2002.
                                          [SNOOPY READING MENU GRAPHIC]

  Lehman Brothers(R) Aggregate Bond Index
   Portfolio
  PIMCO Total Return Portfolio
  Salomon Brothers U.S. Government
   Portfolio
  State Street Research Bond Income
   Portfolio
  Salomon Brothers Strategic Bond
   Opportunities Portfolio
  Calvert Social Balanced Portfolio
  State Street Research Diversified
   Portfolio
  Lord Abbett Bond Debenture Portfolio
  American Funds Growth-Income Portfolio
  MetLife Stock Index Portfolio
  MFS Investors Trust Portfolio
  MFS Research Managers Portfolio
  State Street Research Investment Trust
   Portfolio
  Davis Venture Value Portfolio
  FI Structured Equity Portfolio
  Harris Oakmark Large Cap Value
   Portfolio
  State Street Research Large Cap Value
   Portfolio
  American Funds Growth Portfolio
  Janus Growth Portfolio
  Putnam Large Cap Growth Portfolio
  T. Rowe Price Large Cap Growth
   Portfolio                               State Street Research Aurora Portfolio
                                           Franklin Templeton Small Cap Growth
  Met/AIM Mid Cap Core Equity Portfolio     Portfolio
  MetLife Mid Cap Stock Index Portfolio    Met/AIM Small Cap Growth Portfolio
                                           T. Rowe Price Small Cap Growth
  Harris Oakmark Focused Value Portfolio    Portfolio
  Neuberger Berman Partners Mid Cap Value
   Portfolio                               PIMCO Innovation Portfolio
  FI Mid Cap Opportunities Portfolio       Scudder Global Equity Portfolio
  Janus Mid Cap Portfolio                  MFS Research International Portfolio
  MFS Mid Cap Growth Portfolio             Morgan Stanley EAFE(R) Index Portfolio
  State Street Research Aggressive Growth
   Portfolio                               Putnam International Stock Portfolio
                                           State Street Research Concentrated
  Loomis Sayles Small Cap Portfolio         International Portfolio
                                           American Funds Global Small
  Russell 2000(R) Index Portfolio           Capitalization Portfolio

The investment divisions generally offer the opportunity for greater returns over the long term than our guaranteed fixed rate option.

The degree of investment risk you assume will depend on the investment divisions you choose. We have listed your choices in the approximate order of risk from the most conservative to the most aggressive with all those within the same investment style listed in alphabetical order.

While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund.
                                                                       B-PPA- 27

Subject to state approval FI Mid Cap Opportunities, FI Structured Equity, State Street Research Large Cap Value, State Street Research Concentrated International, Met/AIM Mid Cap Core Equity and Met/AIM Small Cap Growth Portfolios will be available on or about May 1, 2002.

Some of the investment choices may not be available under the terms of the Deferred Annuity or Income Annuity. The contract or other correspondence we provide you will indicate the investment divisions that are available to you. Your investment choices may be limited because:

* Your employer, association or other group contract holder limits the available investment divisions.

*   We have restricted the available investment divisions.

*   Some of the investment divisions are not approved in your state.

* For Income Annuities, some states limit you to four choices (four investment divisions or three investment divisions and the Fixed Income Option).

The investment divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of the Metropolitan Fund, the Zenith Fund, the Calvert Fund, the Met Investors Fund or the American Funds, invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund, the Zenith Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The Calvert Social Balanced and American Funds Portfolios are made available by the Calvert Fund and the American Funds, respectively, only through various insurance company annuities and life insurance policies.

The Metropolitan Fund, Zenith Fund, Calvert Fund, Met Investors Fund and American Funds are each a "series" type fund registered with the Securities and Exchange Commission as an "open-end management investment company" under the Investment Company Act of 1940 (the "1940 Act"). A "series" fund means that each Portfolio is one of several available through the fund. Except for the State Street Research Concentrated International, the Janus Mid Cap, the Calvert Social Balanced, the Harris Oakmark Focused Value and the MFS Mid Cap Growth Portfolios, each Portfolio is "diversified" under the 1940 Act.

The Portfolios of the Metropolitan Fund and the Zenith Fund pay MetLife Advisers, LLC ("MetLife Advisers"), a MetLife affiliate, a monthly fee for its services as their investment manager. The Calvert Social Balanced Portfolio pays Calvert Asset Management Company, Inc. a monthly fee for

B-PPA- 28
its services as its investment manager. The Portfolios of the Met Investors Fund pay Met Investors Advisory LLC, a MetLife affiliate, formerly known as Met Investors Advisory Corp., a monthly fee for its services as their investment manager. The Portfolios of the American Funds pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as the other expenses paid by each Portfolio, are described in the applicable prospectus and SAIs for the Metropolitan Fund, Zenith Fund, Calvert Fund, Met Investors Fund and American Funds.

In addition, the Metropolitan Fund, Zenith Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund, the Zenith Fund or the Met Investors Fund. The Calvert Fund prospectus discusses different separate accounts of the various insurance companies that invest in the portfolios of the Calvert Fund. The risks of these arrangements are also discussed in each Fund's prospectus.

DEFERRED ANNUITIES
This Prospectus describes the following Deferred Annuities under which you can accumulate money:

    *   TSA (Tax Sheltered Annuity)

    *   PEDC (Public Employee Deferred Compensation)

    *   Keogh (Keogh plans under sec.401)

    *   403(a) (Qualified Annuity plans under sec.403(a))

Certain group Deferred Annuities may be issued to a bank that does nothing but hold them as contract holder. Deferred Annuities may be either:

*   Allocated (your Account Balance records are kept for you as an individual);
    or

* Unallocated (Account Balance records are kept for a plan or group as a whole).

THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN
If you participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, automated investment strategies, purchase payments, withdrawals, transfers, loans, the death benefit and pay-out options. The Deferred Annuity may provide that a plan administrative fee will be paid by making a withdrawal from your Account Balance. We may rely on your employer's or plan administrator's statements to

[LINUS BUILDING SAND CASTLE GRAPHIC]

These Deferred Annuities may be either issued to you as an individual or to a group (you are then a participant under the group's Deferred Annuity).

                                                                       B-PPA- 29
us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult the Deferred Annuity contract and plan document to see how you may be affected. If you are a Texas Optional Retirement Program participant, please see Appendix II for specific information which applies to you.

AUTOMATED INVESTMENT STRATEGIES
There are five automated investment strategies available to you. These investment strategies are available to you without any additional charge. However, the investment strategies are not available to Keogh Deferred Annuities or other unallocated contracts. As with any investment program, no strategy can guarantee a gain - you can lose money. We may modify or terminate any of the strategies at any time. You may have only one automated investment strategy in effect at a time.

THE EQUITY GENERATOR(SM): An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to either the MetLife Stock Index or State Street Research Aggressive Growth investment division, based on your selection. If your Fixed Interest Account balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.

As an added benefit of this strategy, as long as 100% of every purchase payment is allocated to the Fixed Interest Account for the life of your Deferred Annuity and you never request allocation changes or transfers, you will not pay more in early withdrawal charges than your contract earns. Early withdrawal charges may be taken from any of your earnings.

THE EQUALIZER(SM): You start with equal amounts of money in the Fixed Interest Account and your choice of either the MetLife Stock Index Division or the State Street Research Aggressive Growth Division. Each quarter amounts are transferred between the Fixed Interest Account and your chosen investment division to make the value of each equal. Say you choose the MetLife Stock Index Division. If over the quarter, it outperforms the Fixed Interest Account, money is transferred to the Fixed Interest Account. Conversely, if the Fixed Interest Account outperforms the MetLife Stock Index Division, money is transferred into the MetLife Stock Index Division.

THE REBALANCER(SM): You select a specific asset allocation for your entire Account Balance from among the investment divisions and the Fixed Interest Account. Each quarter, we transfer amounts among these options to bring the percentage of your Account Balance in each option back to your original allocation. In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy.

We created these investment strategies to help you manage your money. You decide if one is appropriate for you, based upon your risk tolerance and savings goals.



                                                                  [SAFE GRAPHIC]



                                                                 [SCALE GRAPHIC]



                                                             [PIE CHART GRAPHIC]
B-PPA- 30

THE INDEX SELECTOR(SM): You may select one of five asset allocation models which are designed to correlate to various risk tolerance levels. Based on the model you choose, your entire Account Balance is allocated among the Lehman Brothers(R) Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index investment divisions and the Fixed Interest Account. Each quarter, the percentage in each of these investment divisions and the Fixed Interest Account is brought back to the model percentage by transferring amounts among the investment divisions and the Fixed Interest Account.

In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy. This strategy may experience more volatility than our other strategies. The models are subject to change from time to time. We provide the elements to formulate the models. We may rely on a third party for its expertise in creating appropriate allocations.

THE ALLOCATOR(SM): Each month a dollar amount you choose is transferred from the Fixed Interest Account to any of the investment divisions you choose. You select the day of the month and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Interest Account balance is exhausted, this strategy is automatically discontinued.

The Equity Generator and the Allocator are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, you should consider whether you wish to continue the strategy through periods of fluctuating prices.

PURCHASE PAYMENTS

There is no minimum purchase payment except for the unallocated Keogh Deferred Annuity. If you have an unallocated Keogh Deferred Annuity, each purchase payment must be at least $2,000. In addition, your total purchase payments must be at least $15,000 for your first Contract Year and $5,000 for each subsequent Contract Year. You may continue to make purchase payments while you receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through salary reduction or salary deduction.

ALLOCATION OF PURCHASE PAYMENTS
You decide how your money is allocated among the Fixed Interest Account and the investment divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change as long as it is within 30 days after we receive the request.


[GLOBE GRAPHIC]

[HOUR GLASS GRAPHIC]

You may make purchase payments to your Deferred Annuity whenever you choose, up to the date you begin receiving payments from a pay-out option.
However, Federal tax rules may limit the amount and frequency of your purchase payments.
                                                                       B-PPA- 31

LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

*   Federal tax laws.

* Our right to limit the total of your purchase payments to $500,000. We may change the maximum by telling you in writing at least 90 days in advance.

* Regulatory requirements. For example, if you reside in Washington or Oregon, we may be required to limit your ability to make purchase payments after you have held the Deferred Annuity for more than three years, if the Deferred Annuity was issued to you after you turn age 60; or after you turn age 63, if the Deferred Annuity was issued before you were age 61 (Except under a PEDC Deferred Annuity).

* For Keogh, TSA, PEDC and 403(a) Deferred Annuities, if you should leave your job.

*   Receiving systematic termination payments (described later).

THE VALUE OF YOUR INVESTMENT
Accumulation Units are credited to you when you make purchase payments or transfers into an investment division. When you withdraw or transfer money from an investment division, accumulation units are liquidated. We determine the number of accumulation units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.

This is how we calculate the Accumulation Unit Value for each investment division:

* First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of our insurance-related charge (general administrative expenses and mortality and expense risk charges) for each day since the last Accumulation Unit Value was calculated; and

*   Finally, we multiply the previous Accumulation Unit Value by this result.

                                                             [WOODSTOCK GRAPHIC]
B-PPA- 32

EXAMPLES

CALCULATING THE NUMBER OF ACCUMULATION UNITS

Assume you make a purchase payment of $500 into one investment division and that investment division's Accumulation Unit Value is currently $10.00. You would be credited with 50 accumulation units.

                       $500    =  50 accumulation units
                       ----
                       $10

CALCULATING THE ACCUMULATION UNIT VALUE

Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 ($500 x 1.05 = $525).

           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value

However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 ($500 x 9.50 = $475).

            $10.00 x .95 = $9.50 is the new Accumulation Unit Value

TRANSFERS

You may make tax-free transfers between investment divisions or between the investment divisions and the Fixed Interest Account. For us to process a transfer, you must tell us:

*   The percentage or dollar amount of the transfer;

* The investment divisions (or Fixed Interest Account) from which you want the money to be transferred;

* The investment divisions (or Fixed Interest Account) to which you want the money to be transferred; and

* Whether you intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.

Each Fund may restrict or refuse purchases or redemptions of shares in their Portfolios as a result of certain market timing activities. You should read the Fund prospectuses for more details.

Your transfer request must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to take place on that day. All other transfer requests in good order will be processed on our next business day.


[MARCIE WITH A CALCULATOR]
You may transfer money within your contract. You will not incur current taxes on your earnings or any early withdrawal charges as a result of transferring your money.
                                                                       B-PPA- 33

WE MAY REQUIRE YOU TO:

*   Use our forms;

* Maintain a minimum Account Balance (if the transfer is in connection with an automated investment strategy or if there is an outstanding loan from the Fixed Interest Account); or

* Transfer a minimum amount if the transfer is in connection with the Allocator.

ACCESS TO YOUR MONEY
You may withdraw either all or a part of your Account Balance from the Deferred Annuity. Other than those made through the Systematic Withdrawal Program, withdrawals must be at least $500 (or the Account Balance, if less). To process your request, we need the following information:

*   The percentage or dollar amount of the withdrawal; and

* The investment divisions (or Fixed Interest Account) from which you want the money to be withdrawn.

Your withdrawal may be subject to early withdrawal charges.

Generally, if you request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require you to use our original forms.

If you are a member of the Michigan Education Association and employed with a school district which purchased a TSA Deferred Annuity before January 15, 1996, then you must tell us the source of money from which we may take a withdrawal. This includes salary reduction, elective deferrals, direct rollovers, direct transfers or employer contributions.

SYSTEMATIC WITHDRAWAL PROGRAM FOR TSA DEFERRED ANNUITIES

If we agree and if approved in your state for TSA Deferred Annuities, you may choose to automatically withdraw a specific dollar amount or a percentage of your Account Balance each Contract Year. This amount is then paid in equal portions throughout the Contract Year according to the time frame you select, e.g., monthly, quarterly, semi-annually or annually. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and early withdrawal charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions.

If you elect to withdraw a dollar amount, we will pay you the same dollar amount each Contract Year. If you elect to withdraw a

Income taxes, tax penalties and early withdrawal charges may apply to any withdrawal you make.

[CHARLIE BROWN IN MONEY JAR GRAPHIC]
We will withdraw your systematic withdrawal program payments from the Fixed Interest Account or investment divisions you select, either pro rata or in the proportions you request. Tax law generally prohibits withdrawals from TSA Deferred Annuities before you reach age 59 1/2.
B-PPA- 34
percentage of your Account Balance, each Contract Year, we recalculate the amount you will receive based on your new Account Balance.

CALCULATING YOUR PAYMENT BASED ON A PERCENTAGE ELECTION FOR THE FIRST CONTRACT YEAR YOU ELECT THE SYSTEMATIC WITHDRAWAL PROGRAM: If you choose to receive a percentage of your Account Balance, we will determine the amount payable on the date these payments begin. When you first elect the program, we will pay this amount over the remainder of the Contract Year. For example, if you select to receive payments on a monthly basis with the percentage of your Account Balance you request equaling $12,000, and there are six months left in the Contract Year, we will pay you $2,000 a month.

CALCULATING YOUR PAYMENT FOR SUBSEQUENT CONTRACT YEARS OF THE SYSTEMATIC WITHDRAWAL PROGRAM: For each subsequent year that your Systematic Withdrawal Program remains in effect, we will deduct from your Deferred Annuity and pay you over the Contract Year either the amount that you chose or an amount equal to the percentage of your Account Balance you chose. For example, if you select to receive payments on a monthly basis, ask for a percentage and that percentage of your Account Balance equals $12,000 at the start of a Contract Year, we will pay you $1,000 a month.

If you do not provide us with your desired allocation, or there are insufficient amounts in the investment divisions or the Fixed Interest Account that you selected, the payments will be taken out pro rata from the Fixed Interest Account and any investment divisions in which you then have money.

SELECTING A PAYMENT DATE: You select a payment date which becomes the date we make the withdrawal. We must receive your request in good order at least 10 days prior to the selected payment date. If we do not receive your request in time, we will make the payment the following month on the date you selected. If you do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request. Changes in the dollar amount, percentage or timing of the payments can be made once a year at the beginning of any Contract Year and one other time during the Contract Year. If you make any of these changes, we will treat your request as though you were starting a new Systematic Withdrawal Program. You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in good order at least 30 days in advance.

Although we need your written authorization to begin this program, you may cancel this program at any time by telephone or by writing to us at your MetLife Designated Office.

Systematic Withdrawal Program payments may be subject to an early withdrawal charge unless an exception to this charge applies. For purposes of determining how much of the annual payment amount is exempt from this charge under the free withdrawal provision (dis-

If you elect to receive payments through this program, you must either be over 59 1/2 years old or have left your job. You are not eligible for systematic withdrawals if you have an outstanding loan.

[SNOOPY AND FLYING WOODSTOCKS GRAPHIC]

If you would like to receive your systematic withdrawal payment by the first of the month, you should request that the payment date be the 20th of the prior month.
                                                                       B-PPA- 35
cussed later), all payments from a Systematic Withdrawal Program in a Contract Year are characterized as a single lump sum withdrawal as of your first payment date in that Contract Year. When you first elect the program, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date. For all subsequent Contract Years, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date of that Contract Year. We will determine separately the early withdrawal charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.

MINIMUM DISTRIBUTION

In order for you to comply with certain tax law provisions, you may be required to take money out of your Deferred Annuity. Rather than receiving your minimum required distribution in one annual lump-sum payment, you may request that we pay it to you in installments throughout the calendar year. However, we may require that you maintain a certain Account Balance at the time you request these payments.

CONTRACT FEE
There is no Separate Account annual contract fee.

* For all contracts, except the Keogh Deferred Annuity and certain TSA Deferred Annuities, you pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year, if your Account Balance is less than $10,000 and if you do not make purchase payments during the year.

* For the Keogh Deferred Annuity with individual participant recordkeeping (allocated) you pay a $20 charge applied against any amounts in the Fixed Interest Account.

* For the Keogh Deferred Annuity with no individual participant recordkeeping (unallocated), there is no contract fee.

*   There is no contract fee for certain TSA Deferred Annuities.

CHARGES
There are two types of charges you pay while you have money in an investment division:

*   Insurance-related charge, and
*   Investment-related charge.

Your Account Balance will be reduced by the amount of your systematic withdrawal payments and applicable withdrawal charges. Payments under this program are not the same as income payments you would receive from a Deferred Annuity pay-out option or under an Income Annuity.



The charges you pay will not reduce the number of accumulation units credited to you. Instead, we deduct the charges each time we calculate the Accumulation Unit Value.

B-PPA- 36

INSURANCE-RELATED CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 1.25% annually of the average value of the amount you have in the Separate Account. This charge pays us for general administrative expenses and for the mortality and expense risk of the Deferred Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments from a pay-out option than we anticipated. Also, for allocated Deferred Annuities, we bear the risk that the guaranteed death benefit we would pay should you die during your "pay-in" phase is larger than your Account Balance. We also bear the risk that our expenses in administering the Deferred Annuities may be greater than we estimated (expense risk).

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Two classes of shares available to the Deferred Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on which investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

PREMIUM AND OTHER TAXES
Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity taxes") only when you exercise a pay-out option. In certain jurisdictions, we may also deduct money to pay premium taxes on lump sum withdrawals or when you exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

Premium taxes, if applicable, currently range from .5% to 2.35% depending on the Deferred Annuity you purchase and your home state or jurisdiction. A chart in the Appendix shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity

MetLife guarantees that the Separate Account insurance-related charge will not increase while you have a Deferred Annuity.
                                                                       B-PPA- 37
relating to the Deferred Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Deferred Annuities. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

EARLY WITHDRAWAL CHARGES
An early withdrawal charge of up to 7% may apply if you withdraw purchase payments within 7 years of when they were credited to your Deferred Annuity. To determine the early withdrawal charge for Deferred Annuities, we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Interest Account or investment division from which the withdrawal is actually coming. To do this, we first assume that your withdrawal is from purchase payments that can be withdrawn without an early withdrawal charge, then from other purchase payments on a "first-in-first-out" (oldest money first) basis and then from earnings. Once we have determined the amount of the early withdrawal charge, we will then withdraw it from the Fixed Interest Account and the investment divisions in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings.

For partial withdrawals, the early withdrawal charge is determined by dividing the amount that is subject to the early withdrawal charge by 100% minus the applicable percentage shown in the following chart. Then we will make the payment directed, and withdraw the early withdrawal charge. We will treat your request as a request for a full withdrawal if your Account Balance is not sufficient to pay both the requested withdrawal and the early withdrawal charge.

For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as an early withdrawal charge and pay you the rest.

The early withdrawal charge on purchase payments withdrawn is as follows:

                       DURING PURCHASE PAYMENT/CONTRACT YEAR

    Year                     1     2     3     4     5     6     7    8 & Later
    Percentage              7%    6%    5%    4%    3%    2%    1%       0%

                                                      [WOODSTOCK TYPING GRAPHIC]



You will not pay an early withdrawal charge on any purchase payments made more than 7 years ago.

B-PPA- 38

If you are a member of the Michigan Education Association and employed by a school district which purchased a TSA Deferred Annuity before January 15, 1996, then we impose the early withdrawal charge in the above table for the first seven Contract Years.

The early withdrawal charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the mortality and expense risk charge to pay for our costs to sell the Deferred Annuities which exceed the amount of early withdrawal charges we collect. However, we believe that our sales costs may exceed the early withdrawal charges we collect. If so, we will pay the difference out of our general profits.

WHEN NO EARLY WITHDRAWAL CHARGE APPLIES

In some cases, we will not charge you the early withdrawal charge when you make a withdrawal. We may, however, ask you to prove that you meet any conditions listed below.

You do not pay an early withdrawal charge:

*   On transfers you make within your Deferred Annuity.

*   On withdrawals of purchase payments you made over seven years ago.

* If you choose payments over one or more lifetimes or for a period of at least five years (without the right to accelerate the payments).

* If you die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction.

* If you withdraw up to 10% (20% for the unallocated Keogh and certain TSA Deferred Annuities) of your Account Balance each Contract Year. This 10% (or 20%) total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year. Each time you make a withdrawal, we calculate what percentage your withdrawal represents at that time. Only when the total of these percentages exceeds 10% (or 20%) will you have to pay early withdrawal charges. If you have a Keogh Deferred Annuity, generally you are allowed to take the "free withdrawal" on top of any other withdrawals which are otherwise exempt from the early withdrawal charge. This is not true if your other withdrawals are in connection with a systematic termination or purchase payments made over 7 years ago.

* If the withdrawal is required for you to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to your Deferred Annuity. This exception does not apply if the withdrawal is to satisfy Section 72(t) requirements under the Internal Revenue Code.

* Systematic Termination. For unallocated Keogh and certain TSA Deferred Annuities, and the TSA Deferred Annuity for certain


We do not include your earnings when calculating early withdrawal charges. However, if the early withdrawal charge is greater than the rest of your purchase payments, then we will take the early withdrawal charges, in whole or in part, from your earnings.

Early withdrawal charges never apply to transfers among investment divisions or transfers to or from the Fixed Interest Account.

[FRANKLIN WITH MAGNIFYING GLASS GRAPHIC]
                                                                       B-PPA- 39

    Texas institutions of higher education which takes effect when the institution withdraws its endorsement of the TSA Deferred Annuity or if you retire or leave your job according to the requirements of the Texas Optional Retirement Program, you may withdraw your total Account Balance without an early withdrawal charge when the Account Balance is paid in annual installments based on the following percentages of your Account Balance for that year's withdrawal:

                                  Contract Year

         Year                     1*      2      3       4         5
         Percentage               20%    25%    33 1/3% 50%    remainder
         * Less that Contract Year's withdrawals.

    Any money you withdraw in excess of these percentages in any Contract Year will be subject to early withdrawal charges. You may stop the systematic termination of the contract. If you ask to restart systematic termination, you begin at the beginning of the schedule listed above.

* If you are disabled and request a total withdrawal. Disability is defined in the Federal Social Security Act. If the Keogh or TSA Deferred Annuity is issued in connection with your retirement plan which is subject to the Employee Retirement Income Security Act of 1974 and if your plan document defines disability, your plan's definition governs.

*   If you retire:

     -- For the Keogh, TSA and 403(a) Deferred Annuities, if there is a plan and you retire according to the requirements of the plan. This exemption does not apply to withdrawals of money transferred into these TSA Deferred Annuities from other investment vehicles on a tax free basis (plus earnings on such amounts).

     -- For the unallocated Keogh Deferred Annuity, if your plan defines retirement and you retire under that definition. If you are a "restricted" participant, according to the terms of the Deferred Annuity, you must have participated in the Deferred Annuity for the time stated in the contract.

     -- For certain TSA Deferred Annuities without a plan, if you have continuously participated for at least 10 years. This exemption does not apply to withdrawals of money transferred into these TSA Deferred Annuities from other investment vehicles on a tax free basis (plus earnings on such amounts). Continuously participated means that your contract must be in existence for 10 years prior to the requested withdrawal.

B-PPA- 40

     -- For the allocated Keogh Deferred Annuity, if you have continuously participated for at least 7 years.

     --   For the PEDC Deferred Annuity, if you retire.

     -- For certain TSA Deferred Annuities, if you retired before the contract was purchased (including money transferred from other investment vehicles on a tax free basis plus earnings on that money).

*   If you leave your job:

     -- For the unallocated Keogh Deferred Annuity, however if you are a "restricted" participant, according to the terms of the Deferred Annuity, you must have participated in the Deferred Annuity for the time stated in the contract.

     -- For the TSA and 403(a) Deferred Annuities, only if you have continuously participated for at least 10 years. This exemption does not apply to withdrawals of money transferred into TSA and 403(a) Deferred Annuities from other investment vehicles on a tax free basis (plus earnings on such amounts). Continuously participated means that your contract must be in existence for 10 years prior to the requested withdrawal.

     -- For the allocated Keogh Deferred Annuity, only if you have continuously participated for at least 7 years.

     -- For PEDC, if you leave your job with the employer that bought the Deferred Annuity or the employer in whose arrangement you participate.

     -- For certain TSA Deferred Annuities, if you leave your job with the employer you had at the time you purchased this annuity.

     -- For certain TSA Deferred Annuities, if you left your job before the contract was purchased (including money transferred from other investment vehicles on a tax free basis plus earnings on that money).

* For Keogh and certain TSA Deferred Annuities, if your plan terminates and the Account Balance is transferred into another annuity contract we issue.

* For PEDC, unallocated Keogh and certain TSA Deferred Annuities, if you suffer from an unforeseen hardship.

* For Keogh Deferred Annuities, if you make a direct transfer to another investment vehicle we have preapproved. For the unallocated Keogh Deferred Annuity, if you are a "restricted" participant, according to the terms of the Deferred Annuity, you also must roll over your Account Balance to a MetLife individual retirement annuity within 120 days after you are eligible to receive a plan distribution.

                                                                       B-PPA- 41

* If you have transferred money from certain eligible MetLife contracts into the Deferred Annuity, and the withdrawal is of these transfer amounts and we agree. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.

* For participants of Chicago Public Schools' 403(b) program, if you transfer money from the Deferred Annuity to MetLife's Retirement Options Program from April 1, 2002 through May 31, 2002.

WHEN A DIFFERENT EARLY WITHDRAWAL CHARGE MAY APPLY
If you transferred money from certain eligible MetLife contracts into a Deferred Annuity, you may have different early withdrawal charges for these transfer amounts. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.

*   Amounts transferred before January 1, 1996:

    We credit your transfer amounts with the time you held them under your original contract. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges (determined as previously described) for transferred amounts from your original contract:

                          During Purchase Payment Year

       Year                     1     2     3     4     5    6 and Beyond
       Percentage              5%    4%    3%    2%    1%         0%

*   Amounts transferred on or after January 1, 1996:

     -- For certain contracts which we issued at least two years before the date of the transfer (except as noted below), we apply the withdrawal charge under your original contract but not any of the original contract's exceptions or reductions to the withdrawal charge percentage that do not apply to a Deferred Annuity. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges (determined as previously described) for transferred amounts from your original contract:

                                 After the Transfer

         Year                     1     2     3     4     5    6 and Beyond
         Percentage              5%    4%    3%    2%    1%         0%

     -- If we issued the other contract less than two years before the date of the transfer or it has a separate withdrawal charge for each purchase payment, we treat your purchase payments under the other contract as if they were made under the Deferred Annuity as of the date we received them under that contract.

                                                             [WOODSTOCK GRAPHIC]
B-PPA- 42

* Alternatively, if provided for in your Deferred Annuity, we credit your purchase payments with the time you held them under your original contract.

FREE LOOK
You may cancel the Deferred Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The time period may also vary depending on your age and whether you purchased the Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payments or your Account Balance as of the date your refund request is received at your MetLife Designated Office in good order.

DEATH BENEFIT
One of the insurance guarantees we provide you under the Deferred Annuity is that your beneficiaries will be protected against market downturns. You name your beneficiary(ies) for TSA and 403(a) Deferred Annuities. Your beneficiary under a PEDC Deferred Annuity is the trustee or employer. Under a Keogh Deferred Annuity the death benefit is paid to the plan's trustee. If you die during the pay-in phase, the death benefit your beneficiary receives will be the greatest of:

*   Your Account Balance;

* Your highest Account Balance as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals, fees and charges; or

*   The total of all of your purchase payments less any partial withdrawals.

In each case, we deduct the amount of any outstanding loans from the death benefit.

For the allocated Keogh Deferred Annuity, your death benefit under the Deferred Annuity will be no more than your Account Balance.

We will only pay the death benefit when we receive both proof of death and instructions for payment in good order.

Your beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take a lump sum cash payment. In the future, we may permit your beneficiary to have other options other than applying the death benefit to pay out option or lump sum each payment.

[MARCIE READING GRAPHIC]
There is no death benefit for the unallocated Keogh Deferred Annuity.
                                                                       B-PPA- 43

Where there are multiple beneficiaries, we will only value the death benefit at the time the first beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any beneficiary which remain in the investment divisions are subject to investment risk.

PAY-OUT OPTIONS (OR INCOME OPTIONS)
You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. When you are selecting your pay-out option, you will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If you decide you want a pay-out option, we withdraw some or all of your Account Balance (less any premium taxes, applicable contract fees and outstanding loans), then we apply the net amount to the option. You are not required to hold your Deferred Annuity for any minimum time period before you may annuitize. However, if you annuitize within two years of purchasing the Deferred Annuity, a $350 contract fee applies. The variable pay-out option may not be available in all states.

When considering a pay-out option, you should think about whether you want:

* Payments guaranteed by us for the rest of your life (or for the rest of two lives) or for a specified period;

*   A fixed dollar payment or a variable payment;

*   A refund feature.

Your income payment amount will depend upon your choices. For lifetime options, the age and sex of the measuring lives (annuitants) will also be considered. For example, if you select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if you select a pay-out option with payments over only your lifetime. The terms of the Contract supplement to your Deferred Annuity will determine when your income payments start and the frequency with which you will receive your income payments.

By the date specified in your contract, if you do not either elect to continue the contract, select a pay-out option or withdraw your entire Account Balance, and your Deferred Annuity was not issued under certain employer retirement plans, we will automatically issue you a life annuity with a 10 year guarantee. In that case, if you do not tell us otherwise, your Fixed Interest Account Balance will be used to provide a Fixed Income Option and your Separate Account Balance will be used to provide a variable pay-out option. However, if we do ask you what you want us to do and you do not respond, we may treat your silence as a request by you to continue your Deferred Annuity.

Because the features of variable pay-out options under the Deferred Annuities are identical to the features of Income Annuities, please

 The pay-out phase is often referred to as either "annuitizing" your contract or an income annuity.



   Should our current immediate annuity rates for a fixed pay-out option provide for greater payments than those quoted in your contract, we will use the current rates.

B-PPA- 44
read the sections under the "Income Annuities" heading for more information.

INCOME ANNUITIES
Income Annuities provide you with a regular stream of payments for either your lifetime or a specific period. You have the flexibility to select a stream of income to meet your needs. Income Annuities can be purchased so that you begin receiving payments immediately or you can apply the Account Balance of the Deferred Annuity to a pay-out option to receive payments during your "pay-out" phase. With an Income Annuity purchased as an immediate annuity and not as a pay-out option to receive payments during your "payout" phase, you may defer receiving payments from us for one year after you have purchased an immediate annuity. You bear any investment risk during any deferral period. The Income Annuity currently may not be available in all states.

We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option.

Using proceeds from the following types of arrangements, you may purchase Income Annuities to receive immediate payments:

*   TSA

*   PEDC

*   Keogh

*   403(a)

If you have accumulated amounts in any of the listed investment vehicles, your lump sum withdrawal from that investment vehicle may be used to purchase an appropriate Income Annuity as long as income tax requirements are met.

If your retirement plan has purchased an Income Annuity, your choice of pay-out options may be subject to the terms of the plan. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any payments. We will not be responsible for interpreting the terms of your plan. You should review your plan document to see how you may be affected.

INCOME PAYMENT TYPES

Currently, we provide you with a wide variety of income payment types to suit a range of personal preferences.

There are three people who are involved in payments under your Income Annuity:

* Owner: the person or entity which has all rights under the Income Annuity including the right to direct who receives payment.

You may choose the frequency of your income payments. For example, you may receive your payments on a monthly, quarterly, semi-annual or annual basis.

[SNOOPY SUNBATHING GRAPHIC]
Many times the Owner and the Annuitant are the same person.
                                                                       B-PPA- 45

* Annuitant: the person whose life is the measure for determining the duration and sometimes the dollar amount of payments.

* Beneficiary: the person who receives continuing payments or a lump sum payment if the owner dies.

Your income payment amount will depend in large part on the type of income payment you choose. For example, if you select a "Lifetime Income Annuity for Two," your payments will typically be lower than if you select a "Lifetime Income Annuity." The terms of your contract will determine when your income payments start and the frequency with which you will receive your income payments. The following income payment types are available:

LIFETIME INCOME ANNUITY: A variable income that is paid as long as the annuitant is living.

LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the annuitant is living but is guaranteed to be paid for a number of years. If the annuitant dies before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. No payments are made once the guarantee period has expired and the annuitant is no longer living.

LIFETIME INCOME ANNUITY WITH A REFUND: A variable income that is paid as long as the annuitant is living and guarantees that the total of all income payments will not be less than the purchase payment that we received. If the annuitant dies before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.

LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two annuitants is living. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both annuitants die before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. If one annuitant dies after the guarantee period has expired, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected

                                                       [SNOOPY ON BEACH GRAPHIC]

When deciding how to receive income, consider:

- The amount of income you need;

- The amount you expect to receive from other sources;

- The growth potential of other investments; and

- How long you would like your income to last.

B-PPA- 46
when the annuity is purchased. No payments are made once the guarantee period has expired and both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A REFUND: A variable income that is paid as long as either annuitant is living and guarantees that all income payments will not be less than the purchase payment that we received. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. If both annuitants die before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.

INCOME ANNUITY FOR A GUARANTEED PERIOD: A variable income payable for a guaranteed period of 5 to 30 years. As an administrative practice, we will consider factors such as your age and life expectancy in determining whether to issue a contract with this income payment type. If the owner dies before the end of the guarantee period, payments are made to the beneficiary until the end of the guarantee period. No payments are made after the guarantee period has expired.

ALLOCATION
You decide how your money is allocated among the Fixed Income Option and the investment divisions.

MINIMUM SIZE OF YOUR INCOME PAYMENT
Your initial income payment must be at least $50. If you live in Massachusetts, the initial income payment must be at least $20. This means that the amount of your purchase payment or the amount used from a Deferred Annuity to provide a pay-out option must be large enough to produce this minimum initial income payment.

THE VALUE OF YOUR INCOME PAYMENTS

ANNUITY UNITS

Annuity units are credited to you when you make a purchase payment or transfer into an investment division. Before we determine the number of annuity units to credit to you, we reduce a purchase payment (but not a transfer) by any premium taxes and the contract fee, if applicable. We then compute an initial income payment amount using the Assumed Investment Return ("AIR"), your income payment type and the age and sex of the measuring lives. We then divide the initial income payment (allocated to an investment division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that investment division. When you transfer money from an investment division, annuity units in that investment division are liquidated.

The AIR is stated in your contract and may range from 3% to 6%.

[SNOOPY WITH ADDING MACHINE GRAPHIC]
                                                                       B-PPA- 47

AIR

Your income payments are determined by using the AIR to benchmark the investment experience of the investment divisions you select. The AIR is stated in your contract and may range from 3% to 6%. The higher your AIR, the higher your initial variable income payment will be. Your next payments will increase in proportion to the amount the actual investment experience of your chosen investment divisions exceeds the AIR and Separate Account charges (the net investment return). Likewise, your payments will decrease to the extent the investment experience of your chosen investment divisions is less than the AIR and Separate Account charges. A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if you had a higher AIR as changes occur in the actual investment experience of the investment divisions.

The amount of each variable income payment is determined ten days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after your Contract's issue date, then the amount of that payment will be determined on your Contract's issue date.

VALUATION

This is how we calculate the Annuity Unit Value for each investment division:

* First, we determine the change in investment experience (including any investment-related charge) for the underlying portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of your insurance-related charge (general administrative expenses and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return;

* Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

*   Finally, we multiply the previous Annuity Unit Value by this result.

TRANSFERS
You may make transfers among investment divisions or from the investment divisions to the Fixed Income Option. Once you transfer money into the Fixed Income Option you may not later transfer it into an investment division. There is no early withdrawal

          The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity.

                                                   [WOODSTOCK AND MONEY GRAPHIC]
 Once you transfer money into the Fixed Income Option you may not later transfer it into an investment division.

B-PPA- 48
charge to make a transfer. If you reside in certain states you may be limited to four options (including the Fixed Interest Option).

For us to process a transfer, you must tell us:

*   The percentage or dollar amount of the transfer;

* The investment division (or Fixed Income Option) to which you want to transfer; and

*   The investment division from which you want to transfer.

We may require that you use our forms to make transfers.

Each Fund may restrict or refuse purchases or redemptions of shares in their Portfolios as a result of certain market timing activities. You should read the Fund prospectuses for more details.

Your transfer request must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to take place on that day. All other transfer requests in good order will be processed our next business day.

CONTRACT FEE
A one time $350 contract fee is taken from your purchase payment when you purchase an Income Annuity prior to allocating the remainder of the purchase payment to either the investment divisions and/or the Fixed Income Option. This charge covers our administrative costs including preparation of the Income Annuities, review of applications and recordkeeping. If you select a pay-out option under your Deferred Annuity and you purchased that Deferred Annuity at least two years ago, we will waive the contract fee.

CHARGES
There are two types of charges you pay if you allocate any of your purchase payment to the investment divisions:

*   Insurance-related charge; and

*   Investment-related charge.

INSURANCE-RELATED CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than 1.25% annually of the average value of the amount you have in the Separate Account. This charge pays us for general administrative expenses and for mortality and expense risk of the Income Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments than we anticipated.

The charges you pay will not reduce the number of annuity units credited to you. Instead, we deduct the charges when calculating the Annuity Unit Value.
                                                                       B-PPA- 49

We also bear the risk that our expenses in administering the Income Annuities will be greater than we estimated (expense risk).

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Two classes of shares available to the Income Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on the investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

PREMIUM AND OTHER TAXES
Some jurisdictions tax what are called "annuity considerations." We deduct money to pay "premium" taxes (also known as "annuity" taxes) when you make the purchase payment.

Premium taxes, if applicable, currently range from .5% to 2.35% depending on the Income Annuity you purchased and your home state or jurisdiction. A chart in the Appendix shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Income Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Income Annuities. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount from income payments at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

FREE LOOK
You may cancel your Income Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The "free look" may also vary depending on your age and whether you purchased your Income Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payment or the value of your annuity units as of the date

                                                          [LUCY READING GRAPHIC]
You do not have a "free look" if you are electing income payments in the pay-out phase of your Deferred Annuity.
B-PPA- 50
your refund request is received at your MetLife Designated Office in good order.

GENERAL INFORMATION

ADMINISTRATION

All transactions will be processed in the manner described below.

PURCHASE PAYMENTS

Send your purchase payments, by check or money order made payable to "MetLife," to your MetLife Designated Office. (We reserve the right to receive purchase payments by other means acceptable to us.) We will provide you with all necessary forms. We must have all documents in good order to credit your purchase payments.

Purchase payments (including any portion of your Account Balance under a Deferred Annuity which you apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we receive them in good order at your MetLife Designated Office, except when they are received:

* On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

*   After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.

We reserve the right to credit your initial purchase payment to you within two days after its receipt at your MetLife Designated Office. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.

Under certain group Deferred Annuities and group Income Annuities, your employer, the trustee of the Keogh plan (if an allocated Deferred Annuity) or the group in which you are a participant or member must identify you on their reports to us and tell us how your money should be allocated among the investment divisions and the Fixed Interest Account/Fixed Income Option.

CONFIRMING TRANSACTIONS

You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis,

[CHARLIE BROWN WITH LETTER GRAPHIC]
Generally, your requests including all subsequent purchase payments are effective the day we receive them at your MetLife Designated Office in good order.

                                                                       B-PPA- 51
such as Systematic Withdrawal Program payments and automated investment strategy transfers, may be confirmed quarterly. Salary reduction or deduction purchase payments under TSA Deferred Annuities are confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

PROCESSING TRANSACTIONS

We permit you to request transactions by mail and telephone. We anticipate making Internet access available to you in the future. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile. We reserve the right, in our sole discretion, to refuse, to impose modifications on, to limit or to reverse any transaction request where the request would tend to disrupt contract administration or is not in the best interests of the contract holders or the Separate Account, including, but not limited to, any transaction request that we believe in good faith constitutes market timing. We reserve the right to impose administrative procedures to implement these rights. Such procedures include, but are not limited to, imposing a minimum time period between transfers or requiring a signed, written request to make a transfer. If we reverse a transaction we deem to be invalid, because it should have been rejected under our procedures, but was nevertheless implemented by mistake, we will treat the transaction as if it had not occurred.

BY TELEPHONE OR INTERNET

You may request a variety of transactions and obtain information by telephone 24 hours a day, 7 days a week, unless prohibited by state law or your employer. Likewise, in the future, you may be able to request a variety of transactions and obtain information through Internet access, unless prohibited by state law. Some of the information and transactions accessible to you include:

*   Account Balance

*   Unit Values

*   Current rates for the Fixed Interest Account

*   Transfers

*   Changes to investment strategies

*   Changes in the allocation of future purchase payments.
Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

                                                [CHARLIE BROWN ON PHONE GRAPHIC]
   You may authorize your sales representative to make telephone transactions on your behalf. You must complete our form and we must agree. This does not apply if you have a Keogh Deferred Annuity or Income Annuity.
B-PPA- 52

We have put into place (or may in the future put into place for Internet communications) reasonable security procedures to insure that instructions communicated are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that you have trouble reaching us, requests should be made in writing to your MetLife Designated Office.

Response times for telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of systems.

We are not responsible or liable for:

* any inaccuracy, error, or delay in or omission of any information you transmit or deliver to us; or

* any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance or any interruption of information beyond our control.

AFTER YOUR DEATH

If we are notified of your death before a requested transaction is completed, we will cancel the request. For example, if you request a transfer or withdrawal for a date in the future under a Deferred Annuity and then die before that date, we simply pay the death benefit instead. For Income Annuity transfers, we will cancel the request and continue making payments to your beneficiary if your Income Annuity so provides. Or, depending on your Income Annuity's provisions, we may continue making payments to a joint annuitant or pay your beneficiary a refund.

THIRD PARTY REQUESTS

Generally, we only accept requests for transactions or information from you. We reserve the right not to accept requests that we believe in good faith constitute market timing transactions from you or any other third party. In addition, we reserve the right not to process transactions requested on your behalf by third parties. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers for a number of other contracts owners, and who simultaneously makes the same request or series of requests on behalf of other contract owners; including those who engage in market timing transactions.

                                                                       B-PPA- 53

VALUATION

We separately determine the Accumulation Unit Value and Annuity Unit Value for each investment division once each day when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.

When you request a transaction, we will process the transaction using the next available Accumulation Unit Value for Deferred Annuities or Annuity Unit Value for Income Annuities. Subject to our procedure, we will make withdrawals under a Deferred Annuity and transfers under a Deferred Annuity or Income Annuity at a later date, if you request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units you receive on the next available Annuity Unit Value.

ADVERTISING PERFORMANCE
We periodically advertise the performance of the investment divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports.

We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return," or some combination of these terms.

YIELD is the net income generated by an investment in a particular investment division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.

CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE is calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the total Separate Account charges; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of early withdrawal charges. Early withdrawal charges would reduce performance experience.

AVERAGE ANNUAL TOTAL RETURN calculations reflect all Separate Account charges and applicable early withdrawal charges. These figures also assume a steady annual rate of return.

Performance figures will vary among the various Deferred Annuities and Income Annuities as a result of different Separate Account charges and early withdrawal charges. For purposes of presentation, we may assume that certain Deferred Annuities and Income Annuities were in existence prior to their inception date. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Zenith Fund, Calvert Fund, Met

                                                  [SNOOPY AS TOWN CRIER GRAPHIC]
   All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.

B-PPA- 54

Investors Fund and American Funds Portfolios. We use the actual accumulation unit or annuity unit data after the inception date.

We calculate performance for certain investment strategies including the Equalizer, Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. This percentage return assumes that there have been no withdrawals or other unrelated transactions.

CHANGES TO YOUR DEFERRED ANNUITY OR
INCOME ANNUITY
We have the right to make certain changes to your Deferred Annuity or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity owners or would be appropriate in carrying out the purposes of the Deferred Annuity or Income Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:

*   To operate the Separate Account in any form permitted by law.

* To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws).

* To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

* To substitute for the Portfolio shares in any investment division, the shares of another class of the Metropolitan Fund, Zenith Fund, Met Investors Fund or the shares of another investment company or any other investment permitted by law.

* To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available portfolio in connection with the Deferred Annuities or Income Annuities.

* To make any necessary technical changes in the Deferred Annuities or Income Annuities in order to conform with any of the above-described actions.

If any changes result in a material change in the underlying investments of an investment division in which you have a balance, we will notify you of the change. You may then make a new choice of investment divisions. For Deferred Annuities issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before making any technical changes.

                                                                       B-PPA- 55

VOTING RIGHTS
Based on our current view of applicable law, you have voting interests under your Deferred Annuity or Income Annuity concerning Metropolitan Fund, Zenith Fund, Calvert Fund, Met Investors Fund or American Funds proposals that are subject to a shareholder vote. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity or Income Annuity.

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding investment divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.

You will be entitled to give instructions regarding the votes attributable to your Deferred Annuity or Income Annuity in your sole discretion. Under the Keogh Deferred Annuities, participants may instruct you to give us instructions regarding shares deemed attributable to their contributions to the Deferred Annuity. Under the Keogh Deferred Annuities, we will provide you with the number of copies of voting instruction soliciting material that you request so that you may furnish such materials to participants who may give you voting instructions. Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.

There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. Shares of the Metropolitan Fund, Zenith Fund, Met Investors Fund, Calvert Fund or American Funds that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:

*   The shares for which voting instructions are received, and

*   The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote each Portfolio's shares based on our judgment.

B-PPA- 56

WHO SELLS THE DEFERRED ANNUITIES AND INCOME ANNUITIES
All Deferred Annuities and Income Annuities are sold through our licensed sales representatives. We are registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934. We are also a member of the National Association of Securities Dealers, Inc. Deferred Annuities and Income Annuities are also sold through other registered broker-dealers. They also may be sold through the mail or over the Internet.

The licensed sales representatives and broker-dealers who sell the annuities may be compensated for these sales by commissions that we may pay. There is no front-end sales load deducted from purchase payments to pay sales commissions. The Separate Account does not pay sales commissions. The commissions we pay range from 0% to 6% of purchase payments. The commission we pay upon annuitization of the Deferred Annuity is 0% to 3% of the amount applied to provide the payments.

We also make payments to our licensed sales representatives based upon the total Account Balances of the Deferred Annuities assigned to the sales representative. Under this compensation program, we pay an amount up to .18% of the total Account Balances of the Deferred Annuities and other annuity contracts, certain mutual fund account balances and cash values of certain life insurance policies. These asset based commissions compensate the sales representative for servicing the Deferred Annuities. These payments are not made for Income Annuities.

From time to time, MetLife may pay organizations or associations a fee, reimburse them for certain expenses, lease office space from them, purchase advertisement in their publications or enter into other such arrangements in connection with their endorsing or sponsoring MetLife's variable annuity contracts or services, for permitting MetLife to undertake certain marketing efforts with the organizations' members in connection with sales of MetLife variable annuities, or some combination thereof. Additionally, MetLife has retained consultants who are paid a fee for their efforts in establishing and maintaining relationships between MetLife and various organizations.

FINANCIAL STATEMENTS
The financial statements and related notes for the Separate Account and MetLife are in the SAI and are available from MetLife upon request. Deloitte & Touche, LLP, who are independent auditors, audit these financial statements.

[SNOOPY AND WOODSTOCK SHAKE HANDS GRAPHIC]
                                                                       B-PPA- 57

YOUR SPOUSE'S RIGHTS
If you received your contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal and loan provisions, and methods of payment of the death benefit under your Deferred Annuity or Income Annuity may be subject to your spouse's rights.

If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

For details or advice on how the law applies to your circumstances, consult your tax advisor or attorney.

WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY OR INCOME ANNUITY
We may not cancel your Income Annuity.

We may cancel your Deferred Annuity only if we do not receive any purchase payments from you for 36 consecutive months and your Account Balance is less than $2,000, except for the unallocated Keogh Deferred Annuity. For the unallocated Keogh Deferred Annuity we may cancel the Deferred Annuity if we do not receive purchase payments from you for 12 consecutive months and your Account Balance is less than $15,000. If we cancel a Deferred Annuity delivered in New York, we will return the full Account Balance. In all other cases, you will receive an amount equal to what you would have received if you had requested a total withdrawal of your Account Balance. Early withdrawal charges may apply. Certain Deferred Annuities do not contain these cancellation provisions.

INCOME TAXES

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly.

You should read the general provisions and any sections relating to your type of annuity to familiarize yourself with some of the tax rules for your particular contract. The SAI has additional tax information.

For purposes of this section, we address Deferred Annuities and Income Annuities together as annuities.

Where otherwise permitted under the Deferred and Income Annuities, the transfer of ownership of a Deferred or Income Annuity, the designation of an annuitant, beneficiary or other payee who is not also an owner, the exchange of a Deferred or Income Annuity, or the receipt of a Deferred or Income Annuity in an exchange, may result in

           Consult your own tax advisor about your circumstances, any recent tax developments and the impact of state income taxation.
B-PPA- 58
income tax and other tax consequences, including estate tax, gift tax and generation skipping transfer tax, that are not discussed in this Prospectus. Please consult your tax adviser.

MetLife does not expect to incur Federal, state or local income taxes on the earnings or realize capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

GENERAL

Deferred annuities are a means of setting aside money for future needs--usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.

Because these products are intended for retirement, if you make withdrawals before age 59 1/2 you may incur a tax penalty.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA.

The recently enacted Economic Growth and Tax Relief Reconciliation Act of 2001 has made certain changes to qualified plans and IRAs, including:

* increasing the contribution limits for qualified plans and Traditional and Roth IRAs, starting in 2002;

*   adding "catch-up" contributions for taxpayers age 50 and above; and

*   adding enhanced portability features.

You should consult your tax adviser regarding these changes.

Please note that the changes made by the Economic Growth and Tax Relief Reconciliation Act of 2001 (e.g., increase contribution limits for IRAs and qualified plans) expire after 2010.

PURCHASE PAYMENTS

Generally, all purchase payments will be contributed on a "before-tax" basis. This means that the purchase payments either reduce your income, entitle you to a tax deduction or are not subject to current income tax.

Under some circumstances "after-tax" purchase payments can be made to certain annuities. These purchase payments do not reduce your taxable income or give you a tax deduction.
There are different annual purchase payments limits for the annuities offered in this prospectus. Purchase payments in excess of the limits may result in adverse tax consequences.


Simply stated, income tax rules for Deferred Annuities generally provide that earnings are not subject to tax until withdrawn. This is referred to as tax deferral.

[PIGGY BANK GRAPHIC]
                                                                       B-PPA- 59

Your Contract may accept certain direct transfers and rollovers from other qualified plan accounts and contracts which are not subject to the annual limitation on purchase payments.

WITHDRAWALS AND INCOME PAYMENTS

Because your purchase payments are generally on a before-tax basis, you generally pay income taxes on the full amount of money you withdraw as well as income earned under the contract. Withdrawals and income payments attributable to any after-tax contributions are not subject to income tax.

If certain requirements are met, you may be able to transfer amounts in your contract to another eligible retirement plan or IRA. For PEDC contracts under a
Section 457(b) plan of a tax-exempt employer which is not a state or local government, you can only transfer such amounts to another PEDC plan.

Please consult the section for the type of annuity you purchased to determine if there are restrictions on withdrawals.

MINIMUM DISTRIBUTION REQUIREMENTS

Generally, you must begin receiving withdrawals from your Contract by April 1 of the calendar year following the later of:

*   The year you turn age 70 1/2 or;

* Provided you do not own 5% or more of your employer, and to the extent permitted by your plan and contract, the year you retire.

Complex rules apply to timing and calculating these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not.

It is not clear whether certain income payments under a variable annuity will satisfy this rule. Consult your tax adviser prior to choosing a pay-out option.

If you intend to receive your minimum distributions which are payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Please consult your tax adviser.

Please be advised that new proposed regulations were issued by the Internal Revenue Service regarding required minimum distribution in January 2001. These proposed regulations are generally effective for the 2002 distribution year. The plan participant may elect, however, to compute his or her required distributions for 2001 under these new rules.

   Withdrawals and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. B-PPA- 60

WITHDRAWALS BEFORE AGE 59 1/2

If you receive a taxable distribution from your contract before you reach age
59 1/2, this amount may be subject to a 10% penalty tax in addition to ordinary income taxes. In general this does not apply to PEDC annuities. (However it does apply to distributions from PEDC contracts under Section 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.)

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include any amounts received:

                                          Type of Contract
                                    -----------------------------
                                    TSA         Keogh      403(a)
                                    ---         -----      ------
In a series of substantially equal
payments made annually (or more
frequently) for life or life
expectancy, after you have
separated from service               x            x          x
After you die                        x            x          x
After you become totally disabled
(as defined in the Code)             x            x          x
To pay deductible medical expenses   x            x          x
After separation from service if
you are over age 55 at time of
separation                           x            x          x
After December 31, 1999 for IRS
levies                               x            x          x

SYSTEMATIC WITHDRAWAL PROGRAM OR INCOME OPTIONS FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP)

If you are considering using the Systematic Withdrawal Program (currently only available for TSA Deferred Annuities) or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax adviser. It is not clear whether certain withdrawals or income payments under a variable annuity will satisfy the SEPP exception.


If you receive systematic payments that you intend to qualify for the SEPP exception, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will generally result in the retroactive imposition of the 10% penalty tax with interest.

MANDATORY 20% WITHHOLDING (EXCEPT PEDC)

We are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. This rule does not apply to PEDC contracts under Section 457(b) plans of tax-exempt employers which are not state or local governments. We are not required to withhold this money if you direct us, the trustee or the custodian of the plan to directly rollover your eligible rollover distribution to a traditional IRA, or another eligible retirement plan.

[SNOOPY WITH TAX BILL GRAPHIC]
                                                                       B-PPA- 61

Generally, an "eligible rollover distribution" is any amount you receive from your contract. However, it does not include distributions that are:

*   A series of substantially equal payments made at least annually for:

     --   Your life or life expectancy

     --   Both you and your beneficiary's lives or life expectancies

     --   A specified period of 10 years or more

*   Withdrawals to satisfy minimum distribution requirements

*   Certain withdrawals on account of financial hardship

Other exceptions to the definition of eligible rollover distribution may exist.

For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules. The withholding amounts are determined at the time of payment. In certain instances, you may elect out of these withholding requirements.

You may be subject to the 10% penalty tax if you withdraw money before you turn age 59 1/2.

AFTER DEATH

The death benefit is generally taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).

If you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest in the Contract by December 31st of the year that is the fifth anniversary of your death or begin payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

If your spouse is your beneficiary and if your Contract permits, your spouse may delay the start of distributions until December 31st of the year in which you would have reached age 70 1/2.

If you die after required withdrawals begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code and applicable income tax regulations.

TSA ANNUITIES

GENERAL

TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

Your Deferred Annuity is not forfeitable (e.g., not subject to claims of your creditors) and you may not transfer it to someone else.

B-PPA- 62

You may be subject to the 10% penalty tax if you withdraw money before you turn age 59 1/2.

                                                             [WOODSTOCK GRAPHIC]

WITHDRAWALS

If you are under 59 1/2, you cannot withdraw money from your contract unless the withdrawal:

* Relates to purchase payments made prior to 1989 (and pre-1989 earnings on those purchase payments).

*   Is directly transferred to other sec.403(b) arrangements;

*   Relates to amounts that are not salary reduction elective deferrals;

* Is after you die, leave your job or become disabled (as defined by the Code); or

* Is for financial hardship (but only to the extent of purchase payments) if your plan allows it.

See the general heading under Income Taxes for a brief description of some of the tax rules that apply to TSA Annuities.

LOANS

If your TSA Contract permits contract loans, such loans will be made only from any Fixed Interest Account balance up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your TSA Contract and all employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a certain term.

Your Contract will indicate whether Contract loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

KEOGH ANNUITIES

GENERAL

Pension and profit-sharing plans satisfying certain Code provisions are considered to be "Keogh" plans.

See the general heading under Income Taxes for a brief description of the tax rules for Keogh Annuities.

PEDC
GENERAL

PEDC plans are available to state or local governments and certain tax-exempt organizations as described in sec.457(b) and 457(e)(1) of the
                                                                       B-PPA- 63

Code. The plans are not available for churches and qualified church-controlled organizations.

PEDC annuities maintained by a state or local government are for the exclusive benefit of plan participants and their beneficiaries.

PEDC annuities other than those maintained by state or local governments are solely the property of the employer and are subject to the claims of the employer's general creditors until they are "made available" to you.

WITHDRAWALS

Generally, monies in your Contract can not be "made available" to you until you:

*   Reach age 70 1/2

*   Leave your job

*   Have an unforeseen emergency (as defined by the Code)

The minimum distribution rules for contracts issued for PEDC plans are similar to the rules summarized earlier under the Minimum Distribution Requirements heading. Consult your tax adviser.

SPECIAL RULES

Special rules apply to certain non-governmental PEDC plans deferring compensation from taxable years beginning before January 1, 1987 (or beginning later but based on an agreement in writing on August 16, 1986).

403(a)

GENERAL

The employer adopts a 403(a) plan as a qualified retirement plan to provide benefits to participating employees. The plan generally works in a similar manner to a corporate qualified retirement plan except that the 403(a) plan does not have a trust or a trustee.

See the general heading under Income Taxes for a brief description of the tax rules that apply to 403(a) annuities.

B-PPA- 64

TABLE OF CONTENTS FOR THE STATEMENT OF
ADDITIONAL INFORMATION

                                                      PAGE
COVER PAGE.................... .....................     1
TABLE OF CONTENTS................. .................     1
INDEPENDENT AUDITORS............... ................     2
SERVICES..................... ......................     2
DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE
     DEFERRED ANNUITIES AND INCOME ANNUITIES... ....     2
EARLY WITHDRAWAL CHARGE.............. ..............     2
EXPERIENCE FACTOR................. .................     2
VARIABLE INCOME PAYMENTS............. ..............     2
INVESTMENT MANAGEMENT FEES............ .............     5
PERFORMANCE DATA AND ADVERTISEMENT OF
     THE SEPARATE ACCOUNT............. .............     8
VOTING RIGHTS................... ...................     9
ERISA....................... .......................    10
TAXES....................... .......................    11
PERFORMANCE DATA................. ..................    22
FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT... ....    36
FINANCIAL STATEMENTS OF METLIFE.......... ..........    88

[PEANUTS GANG GRAPHIC]

                                                                       B-PPA- 65

APPENDIX

PREMIUM TAX TABLE

If you are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your Deferred Annuity or Income Annuity.

                                          Keogh and         PEDC
                           TSA Deferred   403(a) Deferred   Deferred and
                           and Income     and Income        Income
                           Annuities      Annuities         Annuities(1)
California...............  0.5%           0.5%              2.35%
Maine....................  --             --                --
Nevada...................  --             --                --
Puerto Rico..............  1.0%           1.0%              1.0%
South Dakota.............  --             --                --
West Virginia............  1.0%           1.0%              1.0%
Wyoming..................  --             --                --

----------------

(1) PREMIUM TAX RATES APPLICABLE TO DEFERRED AND INCOME ANNUITIES PURCHASED UNDER RETIREMENT PLANS OF PUBLIC EMPLOYERS MEETING THE REQUIREMENTS OF SEC.401(a) OF THE CODE ARE INCLUDED UNDER THE COLUMN HEADED "KEOGH DEFERRED AND INCOME ANNUITIES."

PEANUTS(C) UNITED FEATURE SYNDICATE, INC.
(C)2002 METROPOLITAN LIFE INSURANCE COMPANY

                                                         [LUCY'S TAXES GRAPHICS]
B-PPA- 66

APPENDIX II

WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL
RETIREMENT PROGRAM PARTICIPANT

If you are a participant in the Texas Optional Retirement Program, Texas law permits us to make withdrawals on your behalf only if you die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal you ask for requires a written statement from the appropriate Texas institution of higher education verifying your vesting status and (if applicable) termination of employment. Also, we require a written statement from you that you are not transferring employment to another Texas institution of higher education. If you retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without your consent to the extent necessary to maintain compliance with the law.

                                                                       B-PPA- 67

                           REQUEST FOR A STATEMENT OF
                    ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

[ ] Metropolitan Life Separate Account E, Metropolitan Series Fund, Inc., New
    England Zenith Fund and Met Investors Series Trust

[ ] Calvert Social Balanced Portfolio

[ ] American Funds Insurance Series

[ ] I have changed my address. My current address is:

-------------------------------
                                    Name -------------------------------
       (Contract Number)
                                 Address -------------------------------
-------------------------------          -------------------------------
          (Signature)                                                zip

Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893

[METLIFE LOGO]                                                     PRSRT STD
                                                               U.S. Postage Paid
                                                                    METLIFE
Metropolitan Life Insurance Company
Johnstown Office, 500 Schoolhouse Road

Johnstown, PA 15907-2914

                                 [METLIFE LOGO]

                      Metropolitan Life Insurance Company
                           Home Office: New York, NY

E0204BT7C(exp0503)MLIC-LD
MLR 19000341001(0502) Printed in the U.S.A.
02040867
PPATSAPEDCPROSP(0502)

VARIABLE ANNUITY
MAY 1, 2002



                                                                       MetLife's
                                                              Preference Plus(R)
                                                                     Account for
                                                              Enhanced Contracts


PROSPECTUS



[SNOOPY GRAPHIC]                                                      MetLife(R)

VARIABLE ANNUITY
MAY 1, 2002



                                                                       MetLife's
                                                              Preference Plus(R)
                                                                     Account for
                                                              Enhanced Contracts


PROSPECTUS



[SNOOPY GRAPHIC]                                                      MetLife(R)




E0204AZXT(exp0503)MLIC.LD
02040866(0402) Printed in the U.S.A.
CPROSP (0502)

                                                               MAY 1, 2002

PREFERENCE PLUS(R) ACCOUNT VARIABLE ANNUITY CONTRACTS
ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

This Prospectus describes group Preference Plus Account contracts for deferred variable annuities ("Deferred Annuities") and Preference Plus immediate variable income annuity ("income annuity").
--------------------------------------------------------------------------------

You decide how to allocate your money among the various available investment choices. The investment choices available to you are listed in the contract for your Deferred Annuity or Income Annuity. Your choices may include the Fixed Interest Account (not described in this Prospectus) and investment divisions available through the Metropolitan Life Separate
Account E which, in turn, invest in the following corresponding portfolios of the Metropolitan Series
Fund, Inc. ("Metropolitan Fund"), series of the New
England Zenith Fund ("Zenith Fund"), portfolios of the
Met Investors Series Trust ("Met Investors Fund") and funds of the American Funds Insurance Series
("American Funds"). For convenience, the portfolios, the series and the funds are referred to as Portfolios in this Prospectus.

  LEHMAN BROTHERS(R) AGGREGATE BOND INDEX    HARRIS OAKMARK FOCUSED VALUE (FORMERLY,
  PIMCO TOTAL RETURN                         HARRIS OAKMARK MID CAP VALUE)
  SALOMON BROTHERS U.S. GOVERNMENT           NEUBERGER BERMAN PARTNERS MID CAP VALUE
  STATE STREET RESEARCH BOND INCOME          JANUS MID CAP
  SALOMON BROTHERS STRATEGIC BOND            MFS MID CAP GROWTH
  OPPORTUNITIES                              STATE STREET RESEARCH AGGRESSIVE GROWTH
  STATE STREET RESEARCH DIVERSIFIED          LOOMIS SAYLES SMALL CAP
  LORD ABBETT BOND DEBENTURE                 RUSSELL 2000(R) INDEX
  AMERICAN FUNDS GROWTH-INCOME               STATE STREET RESEARCH AURORA (FORMERLY,
  METLIFE STOCK INDEX                        STATE STREET RESEARCH AURORA SMALL CAP
  MFS INVESTORS TRUST                        VALUE)
  MFS RESEARCH MANAGERS                      FRANKLIN TEMPLETON SMALL CAP GROWTH
  STATE STREET RESEARCH INVESTMENT TRUST     T. ROWE PRICE SMALL CAP GROWTH
  DAVIS VENTURE VALUE                        PIMCO INNOVATION
  HARRIS OAKMARK LARGE CAP VALUE             SCUDDER GLOBAL EQUITY
  AMERICAN FUNDS GROWTH                      MFS RESEARCH INTERNATIONAL
  JANUS GROWTH                               MORGAN STANLEY EAFE(R) INDEX
  PUTNAM LARGE CAP GROWTH                    PUTNAM INTERNATIONAL STOCK
  T. ROWE PRICE LARGE CAP GROWTH             AMERICAN FUNDS GLOBAL SMALL
  METLIFE MID CAP STOCK INDEX                CAPITALIZATION


HOW TO LEARN MORE:

Before investing, read this Prospectus. The Prospectus contains information about the Deferred Annuities, the Income Annuities and Metropolitan Life Separate
Account E which you should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated May 1, 2002. The
SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page C-PPA-67 of this Prospectus. To request a free copy of the SAI or to ask questions, write or call:

Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893
Phone: (800) 638-7732


                          [SNOOPY WITH BRIEFCASE GRAPHIC]
The Securities and Exchange Commission has a Web site
(http://www.sec.gov) which you may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.

This Prospectus is not valid unless attached to the current Metropolitan Fund, Zenith Fund, Met Investors
Fund and American Funds prospectuses which are attached to the back of this Prospectus. You should also read these Prospectuses carefully before purchasing a Deferred Annuity or Income Annuity.

DEFERRED ANNUITIES AVAILABLE:
     --  Non-Qualified
     --  Traditional IRA
     --  Roth IRA
     --  Unallocated Keogh

INCOME ANNUITY AVAILABLE:
     --  Non-Qualified
     --  Traditional IRA
     --  Roth IRA
     --  Unallocated Keogh

A WORD ABOUT
INVESTMENT RISK:


An investment in any of these variable annuities involves investment risk. You could lose money you invest. Money invested is NOT:
     --  a bank deposit or obligation;




     --  federally insured or guaranteed; or




     --  endorsed by any bank or other financial institution.

                                 [METLIFE LOGO]

      TABLE OF CONTENTS


IMPORTANT TERMS YOU SHOULD KNOW........... ...........   C-PPA-4
TABLE OF EXPENSES.................. ..................   C-PPA-7
ACCUMULATION UNIT VALUES TABLE............ ...........  C-PPA-14
METLIFE....................... .......................  C-PPA-22
METROPOLITAN LIFE SEPARATE ACCOUNT E......... ........  C-PPA-22
VARIABLE ANNUITIES.................. .................  C-PPA-22
   A Deferred Annuity.................................  C-PPA-23
   An Income Annuity..................................  C-PPA-23
YOUR INVESTMENT CHOICES............... ...............  C-PPA-24
DEFERRED ANNUITIES.................. .................  C-PPA-26
   The Deferred Annuity and Your Retirement Plan......  C-PPA-26
   Automated Investment Strategies....................  C-PPA-27
   Purchase Payments..................................  C-PPA-28
      Allocation of Purchase Payments.................  C-PPA-28
      Automated Purchase Payments.....................  C-PPA-28
      Limits on Purchase Payments.....................  C-PPA-29
   The Value of Your Investment.......................  C-PPA-29
   Transfers..........................................  C-PPA-30
   Access to Your Money...............................  C-PPA-31
      Systematic Withdrawal Program...................  C-PPA-31
      Minimum Distribution............................  C-PPA-33
   Contract Fee.......................................  C-PPA-33
   Charges............................................  C-PPA-33
      Insurance-Related Charge........................  C-PPA-33
      Investment-Related Charge.......................  C-PPA-33
   Premium and Other Taxes............................  C-PPA-34
   Early Withdrawal Charges...........................  C-PPA-34
      When No Early Withdrawal Charge Applies.........  C-PPA-35
      When A Different Early Withdrawal Charge May
        Apply.........................................  C-PPA-38
   Free Look..........................................  C-PPA-39
   Death Benefit......................................  C-PPA-39
   Pay-out Options (or Income Options)................  C-PPA-40
INCOME ANNUITY.................... ...................  C-PPA-41
   Income Payment Types...............................  C-PPA-42
   Minimum Size of Your Income Payment................  C-PPA-43
   The Value of Your Income Payments..................  C-PPA-43
   Transfers..........................................  C-PPA-45

C-PPA- 2

   Contract Fee.......................................  C-PPA-45
   Charges............................................  C-PPA-45
      Insurance-Related Charge........................  C-PPA-45
      Investment-Related Charge.......................  C-PPA-46
   Premium and Other Taxes............................  C-PPA-46
   Free Look..........................................  C-PPA-46
GENERAL INFORMATION................. .................  C-PPA-47
   Administration.....................................  C-PPA-47
      Purchase Payments...............................  C-PPA-47
      Confirming Transactions.........................  C-PPA-47
      Processing Transactions.........................  C-PPA-48
        By Telephone or Internet......................  C-PPA-48
        After Your Death..............................  C-PPA-49
        Third Party Requests..........................  C-PPA-49
        Valuation.....................................  C-PPA-49
   Advertising Performance............................  C-PPA-50
   Changes to Your Deferred Annuity or Income
      Annuity ........................................  C-PPA-51
   Voting Rights......................................  C-PPA-51
   Who Sells the Deferred Annuities and Income
      Annuities ......................................  C-PPA-52
   Financial Statements...............................  C-PPA-53
   Your Spouse's Rights...............................  C-PPA-53
   When We Can Cancel Your Deferred Annuity or Income
      Annuity.........................................  C-PPA-53
INCOME TAXES..................... ....................  C-PPA-54
TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL
  INFORMATION.................... ....................  C-PPA-67
APPENDIX FOR PREMIUM TAX TABLE............ ...........  C-PPA-68

MetLife does not intend to offer the Deferred Annuities or income annuity anywhere they may not lawfully be offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities or income annuity other than the information in this Prospectus, the attached prospectuses, supplements to the prospectuses or any supplemental sales material we authorize.

[CHARLIE BROWN GRAPHIC]

                                                                        C-PPA- 3

IMPORTANT TERMS YOU SHOULD KNOW
ACCOUNT BALANCE

When you purchase a Deferred Annuity, an account is set up for you. Your Account Balance is the total amount of money credited to you under your Deferred Annuity including money in the investment divisions of the Separate Account and the Fixed Interest Account.

ACCUMULATION UNIT VALUE

With a Deferred Annuity, money paid-in or transferred into an investment division of the Separate Account is credited to you in the form of accumulation units. Accumulation units are established for each investment division. We determine the value of these accumulation units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.

ANNUITY UNIT VALUE

With an Income Annuity or variable pay-out option, the money paid-in or transferred into an investment division of the Separate Account is held in the form of annuity units. Annuity units are established for each investment division. We determine the value of these annuity units at the close of the Exchange each day the New York Stock Exchange is open for regular trading. The Exchange usually closes at 4 p.m. but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.

ASSUMED INVESTMENT RETURN (AIR)

Under an Income Annuity or variable pay-out option, the AIR is a percentage rate of return assumed to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given investment division to determine all subsequent payments to you.

CONTRACT

A contract is the legal agreement between you and MetLife or between MetLife and the employer, plan trustee or other entity, or the certificate issued to you under a group annuity contract. You as the participant or annuitant receive a certificate under the Contract. This document contains relevant provisions of your Deferred Annuity or Income Annuity. MetLife issues contracts for each of the annuities described in this Prospectus.

[SNOOPY WITH POINTER GRAPHIC]

C-PPA- 4

CONTRACT YEAR

Generally, the Contract Year for a Deferred Annuity is the period ending on the last day of the month in which the anniversary of when we issued the annuity occurs and each following 12 month period. However, for the unallocated Keogh Deferred Annuity depending on underwriting and plan requirements, the first Contract Year may range from the initial three to 15 month period after the contract is issued.

EARLY WITHDRAWAL CHARGE

The early withdrawal charge is an amount we deduct from your Account, if you withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.

EXCHANGE

In this Prospectus, the New York Stock Exchange is referred to as the "Exchange".

INVESTMENT DIVISION

Investment divisions are subdivisions of the Separate Account. When you allocate or transfer money to an investment division, the investment division purchases shares of a portfolio (with the same name) within the Metropolitan Fund, Zenith Fund, Met Investors Fund or American Funds.

METLIFE

MetLife is Metropolitan Life Insurance Company, which is the company that issues the Deferred Annuities and Income Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."

METLIFE DESIGNATED OFFICE

The MetLife Designated Office is the MetLife office that will generally handle the processing of all your requests concerning your Deferred Annuity or Income Annuity. Your quarterly statement, payment statement and/or check stub will indicate the address of your MetLife Designated Office. The telephone number to call to make a request is 1-800-638-7732.

SEPARATE ACCOUNT

A separate account is an investment account. All assets contributed to investment divisions under the Deferred Annuities and Income

                                                                        C-PPA- 5

Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities and Income Annuities.

VARIABLE ANNUITY

An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying portfolios. You assume the investment risk for any amounts allocated to the investment divisions in a variable annuity.

YOU

In this Prospectus, depending on the context, "you" may mean either the purchaser of the Deferred Annuity or Income Annuity or the participant or annuitant for whom money is invested under group arrangements. In cases where we are referring to giving instructions or making payments to us for the unallocated Keogh Deferred Annuity, "you" means the trustee of the Keogh plan.

C-PPA- 6

TABLE OF EXPENSES -- PREFERENCE PLUS DEFERRED ANNUITIES AND INCOME ANNUITIES


The following table shows Separate Account, Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds charges and expenses. The numbers in the table for the Separate Account, Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds are based on past experience, except where estimates are used, as noted below. The numbers in the table are subject to change. The table is not intended to show your actual total combined expenses of Separate Account, Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds which may be higher or lower. It does not show fees for the Fixed Interest Account or premium and other taxes which may apply. The Portfolios listed below are Class A except for Portfolios of the American Funds, which are Class 2 Portfolios. We have provided examples to show you the impact of Separate Account, Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds charges and expenses on a hypothetical investment of $1,000 that has an assumed 5% annual return on the investment. These examples assume that reimbursement and/or waiver of expenses was in effect.
--------------------------------------------------------------------------------
Separate Account, Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds expenses for the fiscal year ending December 31, 2001:

CONTRACT OWNER TRANSACTION EXPENSES FOR ALL INVESTMENT DIVISIONS CURRENTLY
OFFERED

  Sales Load Imposed on Purchases...........................              None
  Deferred Sales Load (as a percentage of the purchase
     payment funding the withdrawal during the accumulation
     period) (1)............................................     From 0% to 7%
  Exchange Fee..............................................              None
  Surrender Fee.............................................              None
Annual Contract Fee (2).....................................              None
Separate Account Annual Expenses (as a percentage of average account value) (3)
  General Administrative Expenses Charge....................              .20%
  Mortality and Expense Risk Charge.........................              .75%
  Total Separate Account Annual Expenses....................              .95%

METROPOLITAN FUND ANNUAL EXPENSES (as a percentage of average net assets)

                                                                      B
                                                     A          OTHER EXPENSES
                                                 MANAGEMENT         BEFORE
                                                    FEES        REIMBURSEMENT
------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index
  Portfolio..................................       .25               .13
State Street Research Diversified
  Portfolio (4)(5)...........................       .43               .06
MetLife Stock Index Portfolio................       .25               .06
State Street Research Investment Trust
  Portfolio (4)(5)...........................       .48               .05
Harris Oakmark Large Cap Value
  Portfolio (4)(5)...........................       .75               .11
Janus Growth Portfolio (4)(10)...............       .80              1.46
Putnam Large Cap Growth
  Portfolio (4)(6)(10).......................       .80               .32
T. Rowe Price Large Cap Growth
  Portfolio (4)(5)...........................       .63               .13
MetLife Mid Cap Stock Index
  Portfolio (6)(10)..........................       .25               .27
Neuberger Berman Partners Mid Cap Value
  Portfolio (4)(5)...........................       .69               .12
Janus Mid Cap Portfolio (4)..................       .67               .07
State Street Research Aggressive Growth
  Portfolio (4)(5)...........................       .71               .06
Russell 2000(R) Index Portfolio (6)(10)......       .25               .31

                                                   A+B=C                           C-D=E
                                               TOTAL EXPENSES         D        TOTAL EXPENSES
                                               BEFORE WAIVER/      WAIVER/     AFTER WAIVER/
                                               REIMBURSEMENT    REIMBURSEMENT  REIMBURSEMENT
---------------------------------------------  ----------------------------------------------
Lehman Brothers(R) Aggregate Bond Index
  Portfolio..................................        .38              .00            .38
State Street Research Diversified
  Portfolio (4)(5)...........................        .49              .00            .49
MetLife Stock Index Portfolio................        .31              .00            .31
State Street Research Investment Trust
  Portfolio (4)(5)...........................        .53              .00            .53
Harris Oakmark Large Cap Value
  Portfolio (4)(5)...........................        .86              .00            .86
Janus Growth Portfolio (4)(10)...............       2.26             1.31            .95
Putnam Large Cap Growth
  Portfolio (4)(6)(10).......................       1.12              .12           1.00
T. Rowe Price Large Cap Growth
  Portfolio (4)(5)...........................        .76              .00            .76
MetLife Mid Cap Stock Index
  Portfolio (6)(10)..........................        .52              .07            .45
Neuberger Berman Partners Mid Cap Value
  Portfolio (4)(5)...........................        .81              .00            .81
Janus Mid Cap Portfolio (4)..................        .74              .00            .74
State Street Research Aggressive Growth
  Portfolio (4)(5)...........................        .77              .00            .77
Russell 2000(R) Index Portfolio (6)(10)......        .56              .01            .55

                                       C-PPA- 7

                                                                            B              A+B=C
                                                           A          OTHER EXPENSES   TOTAL EXPENSES
METROPOLITAN FUND ANNUAL EXPENSES                      MANAGEMENT         BEFORE       BEFORE WAIVER/
(as a percentage of average net assets) (continued)       FEES        REIMBURSEMENT    REIMBURSEMENT
-----------------------------------------------------------------------------------------------------
State Street Research Aurora Portfolio (4)(7)...          .85               .13              .98
Franklin Templeton Small Cap Growth
  Portfolio (4)(10)...................                    .90              1.79             2.69
T. Rowe Price Small Cap Growth Portfolio (4)...           .52               .09              .61
Scudder Global Equity Portfolio (4)...                    .62               .18              .80
Morgan Stanley EAFE(R) Index Portfolio (10)...            .30               .52              .82
Putnam International Stock Portfolio (4)(5)...            .90               .26             1.16

                                                                        C-D=E
                                                           D        TOTAL EXPENSES
METROPOLITAN FUND ANNUAL EXPENSES                       WAIVER/     AFTER WAIVER/
(as a percentage of average net assets) (continued)  REIMBURSEMENT  REIMBURSEMENT
---------------------------------------------------  -----------------------------
State Street Research Aurora Portfolio (4)(7)...           .00            .98
Franklin Templeton Small Cap Growth
  Portfolio (4)(10)...................                    1.64           1.05
T. Rowe Price Small Cap Growth Portfolio (4)...            .00            .61
Scudder Global Equity Portfolio (4)...                     .00            .80
Morgan Stanley EAFE(R) Index Portfolio (10)...             .07            .75
Putnam International Stock Portfolio (4)(5)...             .00           1.16

                                                                B              A+B=C
                                               A          OTHER EXPENSES   TOTAL EXPENSES
ZENITH FUND ANNUAL EXPENSES                MANAGEMENT         BEFORE       BEFORE WAIVER/
(as a percentage of average net assets)       FEES        REIMBURSEMENT    REIMBURSEMENT
-----------------------------------------------------------------------------------------
Salomon Brothers U.S. Government
  Portfolio (10)....................          .55               .18              .73
State Street Research Bond Income
  Portfolio (4)(11).................          .40               .09              .49
Salomon Brothers Strategic Bond
  Opportunities Portfolio (7).......          .65               .19              .84
MFS Investors Trust Portfolio (10)...         .75               .62             1.37
MFS Research Managers
  Portfolio (5)(10).................          .75               .31             1.06
Davis Venture Value Portfolio (4)(5)...       .75               .08              .83
Harris Oakmark Focused Value
  Portfolio (5)(7)..................          .75               .12              .87
Loomis Sayles Small Cap
  Portfolio (4)(5)(7)...............          .90               .10             1.00

                                                            C-D=E
                                               D        TOTAL EXPENSES
ZENITH FUND ANNUAL EXPENSES                 WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)  REIMBURSEMENT  REIMBURSEMENT
---------------------------------------  -----------------------------
Salomon Brothers U.S. Government
  Portfolio (10)....................           .03            .70
State Street Research Bond Income
  Portfolio (4)(11).................           .00            .49
Salomon Brothers Strategic Bond
  Opportunities Portfolio (7).......           .00            .84
MFS Investors Trust Portfolio (10)...          .47            .90
MFS Research Managers
  Portfolio (5)(10).................           .16            .90
Davis Venture Value Portfolio (4)(5)...        .00            .83
Harris Oakmark Focused Value
  Portfolio (5)(7)..................           .00            .87
Loomis Sayles Small Cap
  Portfolio (4)(5)(7)...............           .00           1.00

                                 C-PPA- 8

MET INVESTORS FUND
                                                            B              A+B=C
                                             A        OTHER EXPENSES   TOTAL EXPENSES
ANNUAL EXPENSES                          MANAGEMENT       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets)     FEES      REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (8)....        0.50          0.65              1.15
Lord Abbett Bond Debenture
  Portfolio (8)(11).................        0.60          0.12              0.72
MFS Mid Cap Growth Portfolio (4)(8)...      0.65          1.70              2.35
PIMCO Innovation Portfolio (8)......        1.05          2.92              3.97
MFS Research International
  Portfolio (4)(8)..................        0.80          4.28              5.08

MET INVESTORS FUND
                                                            C-D=E
                                               D        TOTAL EXPENSES
ANNUAL EXPENSES                             WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)  REIMBURSEMENT  REIMBURSEMENT
---------------------------------------  -----------------------------
PIMCO Total Return Portfolio (8)....          0.50           0.65
Lord Abbett Bond Debenture
  Portfolio (8)(11).................          0.02           0.70
MFS Mid Cap Growth Portfolio (4)(8)...        1.55           0.80
PIMCO Innovation Portfolio (8)......          2.87           1.10
MFS Research International
  Portfolio (4)(8)..................          4.08           1.00

AMERICAN FUNDS CLASS 2

                                             A              B
ANNUAL EXPENSES                          MANAGEMENT       12b-1
(as a percentage of average net assets)     FEES           FEES
--------------------------------------------------------------------
American Funds Growth-Income
  Portfolio (4)(9)...                      0.33           0.25
American Funds Growth
  Portfolio (4)(9)...                      0.37           0.25
American Funds Global Small
  Capitalization Portfolio (4)(9)...       0.80           0.25

AMERICAN FUNDS CLASS 2
                                               C             A+B+C=D
                                         OTHER EXPENSES   TOTAL EXPENSES
ANNUAL EXPENSES                              BEFORE       BEFORE WAIVER/
(as a percentage of average net assets)  REIMBURSEMENT    REIMBURSEMENT
---------------------------------------  -------------------------------
American Funds Growth-Income
  Portfolio (4)(9)...                         0.02             0.60
American Funds Growth
  Portfolio (4)(9)...                         0.01             0.63
American Funds Global Small
  Capitalization Portfolio (4)(9)...          0.03             1.08

AMERICAN FUNDS CLASS 2
                                                            D-E=F
                                               E        TOTAL EXPENSES
ANNUAL EXPENSES                             WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)  REIMBURSEMENT  REIMBURSEMENT
---------------------------------------  -----------------------------
American Funds Growth-Income
  Portfolio (4)(9)...                         0.00           0.60
American Funds Growth
  Portfolio (4)(9)...                         0.00           0.63
American Funds Global Small
  Capitalization Portfolio (4)(9)...          0.00           1.08

                                       C-PPA- 9

EXAMPLE
If you surrender your Deferred Annuity (withdraw all your money) at the end of the time periods listed below, you would bear directly or indirectly the following expenses on a $1,000 investment in each investment division listed below, assuming a 5% annual return on assets(12):

                                                                   1             3             5            10
                                                                  YEAR         YEARS         YEARS         YEARS
----------------------------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index Division............      $76          $ 87          $100          $161
PIMCO Total Return Division.................................       79            95           114           191
Salomon Brothers U.S. Government Division...................       80            97           117           197
State Street Research Bond Income Division..................       78            90           106           173
Salomon Brothers Strategic Bond Opportunities Division......       81           101           124           212
State Street Research Diversified Division..................       78            90           106           173
Lord Abbett Bond Debenture Division.........................       80            97           117           197
American Funds Growth-Income Division.......................       79            94           111           186
MetLife Stock Index Division................................       76            85            96           153
MFS Investors Trust Division................................       82           103           127           218
MFS Research Managers Division..............................       82           103           127           218
State Street Research Investment Trust Division.............       78            92           108           178
Davis Venture Value Division................................       81           101           124           211
Harris Oakmark Large Cap Value Division.....................       81           102           125           214
American Funds Growth Division..............................       79            95           113           189
Janus Growth Division.......................................       82           105           130           224
Putnam Large Cap Growth Division............................       83           106           133           229
T. Rowe Price Large Cap Growth Division.....................       80            99           120           203
MetLife Mid Cap Stock Index Division........................       77            89           103           169
Harris Oakmark Focused Value Division.......................       81           102           126           215
Neuberger Berman Partners Mid Cap Value Division............       81           100           123           209
Janus Mid Cap Division......................................       80            98           119           201
MFS Mid Cap Growth Division.................................       81           100           122           208
State Street Research Aggressive Growth Division............       80            99           121           204
Loomis Sayles Small Cap Division............................       83           106           133           229
Russell 2000(R) Index Division..............................       78            92           109           180
State Street Research Aurora Division.......................       83           106           132           227
Franklin Templeton Small Cap Growth Division................       83           108           135           234
T. Rowe Price Small Cap Growth Division.....................       79            94           112           187
PIMCO Innovation Division...................................       84           109           138           240
Scudder Global Equity Division..............................       81           100           122           208
MFS Research International Division.........................       80            97           117           197
Morgan Stanley EAFE(R) Index Division.......................       80            98           119           202
Putnam International Stock Division.........................       84           111           141           246
American Funds Global Small Capitalization Division.........       84           109           137           238

                                 C-PPA- 10

If you annuitize (elect a pay-out option under your Deferred Annuity) or do not surrender your Deferred Annuity at the end of the time periods listed below, you would bear directly or indirectly the following expenses on a $1,000 investment in each investment division listed below, assuming a 5% annual return on assets (12)(13);

                                                                   1             3             5            10
                                                                  YEAR         YEARS         YEARS         YEARS
----------------------------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index Division............      $14           $42          $ 73          $161
PIMCO Total Return Division.................................       16            51            88           191
Salomon Brothers U.S. Government Division...................       17            52            90           197
State Street Research Bond Income Division..................       15            46            79           173
Salomon Brothers Strategic Bond Opportunities Division......       18            57            98           212
State Street Research Diversified Division..................       15            46            79           173
Lord Abbett Bond Debenture Division.........................       17            52            90           197
American Funds Growth-Income Division.......................       16            49            85           186
MetLife Stock Index Division................................       13            40            70           153
MFS Investors Trust Division................................       19            59           101           218
MFS Research Managers Division..............................       19            59           101           218
State Street Research Investment Trust Division.............       15            47            81           178
Davis Venture Value Division................................       18            56            97           211
Harris Oakmark Large Cap Value Division.....................       19            57            99           214
American Funds Growth Division..............................       16            50            87           189
Janus Growth Division.......................................       19            60           104           224
Putnam Large Cap Growth Division............................       20            62           106           229
T. Rowe Price Large Cap Growth Division.....................       18            54            94           203
MetLife Mid Cap Stock Index Division........................       14            45            77           169
Harris Oakmark Focused Value Division.......................       19            58            99           215
Neuberger Berman Partners Mid Cap Value Division............       18            56            96           209
Janus Mid Cap Division......................................       17            54            92           201
MFS Mid Cap Growth Division.................................       18            56            96           208
State Street Research Aggressive Growth Division............       18            55            94           204
Loomis Sayles Small Cap Division............................       20            62           106           229
Russell 2000(R) Index Division..............................       15            48            82           180
State Street Research Aurora Division.......................       20            61           105           227
Franklin Templeton Small Cap Growth Division................       21            63           109           234
T. Rowe Price Small Cap Growth Division.....................       16            50            86           187
PIMCO Innovation Division...................................       21            65           111           240
Scudder Global Equity Division..............................       18            56            96           208
MFS Research International Division.........................       20            62           106           229
Morgan Stanley EAFE(R) Index Division.......................       17            54            93           202
Putnam International Stock Division.........................       22            67           114           246
American Funds Global Small Capitalization Division.........       21            64           110           238

                                      C-PPA- 11

(1) THERE ARE TIMES WHEN THE EARLY WITHDRAWAL CHARGE DOES NOT APPLY TO AMOUNTS THAT ARE WITHDRAWN FROM A DEFERRED ANNUITY. EACH CONTRACT YEAR YOU MAY TAKE THE GREATER OF 10% (20% UNDER CERTAIN DEFERRED ANNUITIES) OF YOUR ACCOUNT BALANCE OR YOUR PURCHASE PAYMENTS MADE OVER 7 YEARS AGO FREE OF EARLY WITHDRAWAL CHARGES.

(2) A $20 ANNUAL CONTRACT FEE IS IMPOSED ON MONEY IN THE FIXED INTEREST ACCOUNT. THIS FEE MAY BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

(3) PURSUANT TO THE TERMS OF THE CONTRACT, OUR TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES WILL NOT EXCEED .95% OF YOUR AVERAGE BALANCE IN THE INVESTMENT DIVISIONS. FOR PURPOSES OF PRESENTATION HERE, WE
    ESTIMATED THE ALLOCATION BETWEEN GENERAL ADMINISTRATIVE EXPENSES AND THE MORTALITY AND EXPENSE RISK CHARGE.

(4) EACH PORTFOLIO'S MANAGEMENT FEE DECREASES WHEN ITS ASSETS GROW TO CERTAIN DOLLAR AMOUNTS. THE "BREAK POINT" DOLLAR AMOUNTS AT WHICH THE MANAGEMENT FEE DECLINES ARE MORE FULLY EXPLAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR EACH RESPECTIVE FUND.

(5) CERTAIN METROPOLITAN FUND AND ZENITH FUND SUB-INVESTMENT MANAGERS DIRECTED CERTAIN PORTFOLIO TRADES TO BROKERS WHO PAID A PORTION OF THE PORTFOLIO'S EXPENSES. IN ADDITION, EACH FUND HAS ENTERED INTO ARRANGEMENTS WITH ITS CUSTODIAN WHEREBY CREDITS REALIZED AS A RESULT OF THIS PRACTICE WERE USED TO REDUCE A PORTION OF EACH PARTICIPATING PORTFOLIO'S EXPENSES. THE EXPENSE INFORMATION FOR THE METROPOLITAN FUND AND ZENITH FUND PORTFOLIOS DOES NOT REFLECT THESE REDUCTIONS OR CREDITS.

(6) METLIFE ADVISERS, LLC ("METLIFE ADVISERS") AGREED TO PAY ALL EXPENSES (OTHER THAN MANAGEMENT FEES, BROKERAGE COMMISSIONS, TAXES, INTEREST AND EXTRAORDINARY OR NON-RECURRING EXPENSES) (HEREAFTER "EXPENSES") IN EXCESS OF .30% OF THE AVERAGE NET ASSETS FOR THE RUSSELL 2000(R) INDEX PORTFOLIO THROUGH APRIL 30, 2002. METLIFE ADVISERS AGREED TO PAY ALL EXPENSES IN EXCESS OF .20% OF THE AVERAGE NET ASSETS FOR THE METLIFE MID CAP STOCK INDEX AND PUTNAM LARGE CAP GROWTH PORTFOLIOS THROUGH APRIL 30, 2002. THE "OTHER EXPENSES BEFORE REIMBURSEMENT" INFORMATION FOR THESE PORTFOLIOS ASSUMES NO REDUCTION OF EXPENSES OF ANY KIND. THE "TOTAL EXPENSES AFTER WAIVER/REIMBURSEMENT" INFORMATION FOR THESE PORTFOLIOS REFLECTS EXPENSES REIMBURSED IN CALENDAR YEAR 2001. THE EFFECT OF SUCH REIMBURSEMENTS IS THAT PERFORMANCE RESULTS ARE INCREASED.

(7) METLIFE ADVISERS AGREED TO PAY ALL OPERATING EXPENSES OTHER THAN AMORTIZATION OF EXPENSES, BROKERAGE COSTS, INTEREST, TAXES OR OTHER EXTRAORDINARY EXPENSES, IN EXCESS OF 1.00% OF THE AVERAGE NET ASSETS FOR THE LOOMIS SAYLES SMALL CAP PORTFOLIO THROUGH APRIL 30, 2002. METLIFE ADVISERS AGREED TO PAY ALL EXPENSES IN EXCESS OF .20% OF THE AVERAGE NET ASSETS OF THE STATE STREET RESEARCH AURORA PORTFOLIO THROUGH APRIL 30, 2002. METLIFE ADVISERS AGREED TO PAY THE OPERATING EXPENSES OF THE SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES AND HARRIS OAKMARK FOCUSED VALUE PORTFOLIOS (EXCLUSIVE OF ANY BROKERAGE COSTS, INTEREST, TAXES OR EXTRAORDINARY EXPENSES) IN EXCESS OF 0.90% OF AVERAGE NET ASSETS THROUGH APRIL 30, 2002. THE SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES, THE LOOMIS SAYLES SMALL CAP, THE STATE STREET RESEARCH AURORA AND THE HARRIS OAKMARK FOCUSED VALUE PORTFOLIOS' EXPENSES DID NOT EXCEED THESE LIMITATIONS FOR THE YEAR ENDED DECEMBER 31, 2001.

(8) CLASS A SHARES OF THE MFS MID CAP GROWTH, MFS RESEARCH INTERNATIONAL, PIMCO TOTAL RETURN AND PIMCO INNOVATION PORTFOLIOS BEGAN OPERATIONS ON MAY 1,2001. THE "OTHER EXPENSES BEFORE REIMBURSEMENT" FOR THESE PORTFOLIOS REFLECTS ANNUALIZED EXPENSES FOR THE FULL CALENDAR YEAR 2001. CLASS A SHARES FOR THE LORD ABBETT BOND DEBENTURE PORTFOLIO BEGAN OPERATIONS ON FEBRUARY 12, 2001. THE "OTHER EXPENSES BEFORE REIMBURSEMENT" INFORMATION FOR THIS PORTFOLIO REFLECTS AN ESTIMATE OF EXPENSES FOR THE CALENDAR YEAR 2002 AND IS BASED UPON OTHER SHARE CLASS EXPENSE EXPERIENCE.

    MET INVESTORS ADVISORY LLC ("METLIFE INVESTORS") AND MET INVESTORS FUND HAVE ENTERED INTO AN EXPENSE LIMITATION AGREEMENT WHEREBY, UNTIL AT LEAST APRIL 30, 2003, METLIFE INVESTORS HAS AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE OR PAY OPERATING EXPENSES (EXCLUSIVE OF INTEREST, TAXES, BROKERAGE COMMISSIONS, OR EXTRAORDINARY EXPENSE AND 12B-1 PLAN FEES) AS NECESSARY TO LIMIT TOTAL EXPENSES TO THE PERCENTAGE OF DAILY NET ASSETS TO THE FOLLOWING PERCENTAGES: .65% FOR THE PIMCO TOTAL RETURN PORTFOLIO, 1.10% FOR THE PIMCO INNOVATION PORTFOLIO, .80% FOR THE MFS MID CAP GROWTH PORTFOLIO, 1.00% FOR THE MFS RESEARCH INTERNATIONAL PORTFOLIO AND .70% FOR THE LORD ABBETT BOND DEBENTURE PORTFOLIO. UNDER CERTAIN CIRCUMSTANCES, ANY FEES WAIVED OR EXPENSES REIMBURSED BY THE INVESTMENT MANAGER MAY, WITH THE APPROVAL OF THE FUND'S BOARD OF TRUSTEES, BE REPAID TO THE INVESTMENT MANAGER. FOR THE MFS MID CAP GROWTH, MFS RESEARCH INTERNATIONAL, PIMCO TOTAL RETURN AND PIMCO INNOVATION PORTFOLIOS, THE "TOTAL EXPENSES AFTER WAIVER/REIMBURSEMENT" REFLECTS EXPENSES AS IF THE EXPENSE REIMBURSEMENT WAS IN EFFECT FOR THE ENTIRE CALENDAR YEAR 2001. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED.

(9) THE AMERICAN FUNDS HAS ADOPTED A DISTRIBUTION PLAN UNDER RULE 12B-1 OF THE INVESTMENT COMPANY ACT OF 1940. THE DISTRIBUTION PLAN IS DESCRIBED IN MORE DETAIL IN THE FUND'S PROSPECTUS. WE ARE PAID THE RULE 12B-1 FEE IN CONNECTION WITH THE CLASS 2 SHARES OF THE
    AMERICAN FUNDS.

                                 C-PPA- 12

(10) PURSUANT TO EXPENSE AGREEMENTS, METLIFE ADVISERS HAS AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE OR PAY OPERATING EXPENSES (EXCLUSIVE OF BROKERAGE COSTS, INTEREST, TAXES OR EXTRAORDINARY EXPENSES) ("OPERATING EXPENSES") AS NECESSARY TO LIMIT TOTAL OPERATING EXPENSES TO THE ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE FOLLOWING PORTFOLIOS AS INDICATED:

                         PORTFOLIO                            PERCENTAGE
                         ---------                            ----------
MORGAN STANLEY EAFE(R) INDEX PORTFOLIO                           0.75
PUTNAM LARGE CAP GROWTH PORTFOLIO                                1.00
METLIFE MID CAP STOCK INDEX PORTFOLIO                            0.45
RUSSELL 2000(R) INDEX PORTFOLIO                                  0.55
JANUS GROWTH PORTFOLIO                                           0.95
FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO                    1.05
MFS INVESTORS TRUST PORTFOLIO                                    0.90
MFS RESEARCH MANAGERS PORTFOLIO                                  0.90
SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO                       0.70


     This waiver or agreement to pay is subject to the obligation of each class of the Portfolio separately to repay MetLife Advisers such expenses in future years, if any, when the Portfolio's class's expenses fall below the above percentages if certain conditions are met. The agreement may be terminated at any time after April 30, 2003. The "Other Expenses Before Reimbursement" information for the Morgan Stanley EAFE(R) INDEX, THE JANUS GROWTH, THE FRANKLIN TEMPLETON SMALL CAP GROWTH, THE MFS INVESTORS TRUST, THE MFS RESEARCH MANAGERS AND THE SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIOS ASSUMES NO REDUCTION OF ANY KIND. THE "TOTAL EXPENSES AFTER WAIVER/REIMBURSEMENT" INFORMATION FOR THE MORGAN STANLEY EAFE(R) INDEX PORTFOLIO REFLECTS EXPENSES AS IF THE EXPENSE AGREEMENT WAS IN EFFECT FOR THE ENTIRE CURRENT YEAR. THE "TOTAL EXPENSES AFTER WAIVER/REIMBURSEMENT" INFORMATION REFLECTS EXPENSES WAIVED OR REIMBURSED IN THE CALENDAR YEAR 2001 FOR THE JANUS GROWTH, THE FRANKLIN TEMPLETON SMALL CAP GROWTH, THE MFS INVESTORS TRUST, THE MFS RESEARCH MANAGERS AND THE SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIOS. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED.


(11) ON APRIL 29, 2002, THE STATE STREET RESEARCH INCOME PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE STATE STREET RESEARCH BOND INCOME PORTFOLIO OF THE ZENITH FUND AND THE LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE LORD ABBETT BOND DEBENTURE PORTFOLIO OF THE MET INVESTORS FUND.

(12) THESE EXAMPLES ASSUME THAT REIMBURSEMENT AND/OR WAIVER OF EXPENSES WAS IN EFFECT.

(13) THIS EXAMPLE ASSUMES NO EARLY WITHDRAWAL CHARGES ARE APPLICABLE. IN ORDER TO MAKE THIS ASSUMPTION FOR A PAY-OUT OPTION UNDER YOUR DEFERRED ANNUITY, WE ALSO ASSUMED THAT YOU SELECTED AN INCOME PAYMENT TYPE UNDER WHICH YOU WILL RECEIVE PAYMENTS OVER YOUR LIFETIME OR FOR A PERIOD OF AT LEAST FIVE FULL YEARS.

                                      C-PPA- 13

 ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION
(For an accumulation unit outstanding throughout the period)

    These tables and bar charts show fluctuations in the Accumulation Unit
     Values for each investment division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).

------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


Lehman Brothers(R) Aggregate Bond Division.... 2001      $10.92            $11.62            134
                                               2000        9.89             10.92             65
                                               1999       10.12              9.89             61
                                               1998       10.00(d)          10.12             11

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


PIMCO Total Return Division................... 2001       10.00(e)          10.57             11


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


Salomon Brothers U.S. Government Division..... 2001       14.56(e)          15.40             32


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value

[LUCY WITH STOCK TICKER GRAPHIC]
                                 C-PPA- 14

(For an accumulation unit outstanding throughout the period)

------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


State Street Research Income Division (c)..... 2001      $37.87            $40.64             98
                                               2000       34.38             37.87            106
                                               1999       35.52             34.38            114
                                               1998       32.77             35.52            161
                                               1997       30.13             32.77            139
                                               1996       29.36             30.13            128
                                               1995       24.79             29.36            123
                                               1994       25.83             24.79            125
                                               1993       23.43             25.83            151
                                               1992       22.12             23.43              0


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


Salomon Brothers Strategic Bond Opportunities
  Division.................................... 2001       15.65(e)          16.56              2


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value

State Street Research Diversified Division.... 2001       42.89             39.79            295
                                               2000       42.85             42.89            354
                                               1999       39.79             42.85            365
                                               1998       33.57             39.79            415
                                               1997       28.11             33.57            390
                                               1996       24.78             28.11            371
                                               1995       19.69             24.78            346
                                               1994       20.51             19.69            341
                                               1993       18.36             20.51            360
                                               1992       16.93             18.36             50
                                               1991       13.68             16.93              0


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value

                                      C-PPA- 15

(For an accumulation unit outstanding throughout the period)

------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


Loomis Sayles High Yield Bond Division (c).... 2001      $11.05            $10.80             38
                                               2000       11.26             11.05             33
                                               1999        9.65             11.26             35
                                               1998       10.53              9.65             33
                                               1997       10.00(b)          10.53             15

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


American Funds Growth-Income Division......... 2001       91.20(e)          92.64              1


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value

MetLife Stock Index Division.................. 2001       44.36             38.60            706
                                               2000       49.39             44.36            793
                                               1999       41.28             49.39            733
                                               1998       32.50             41.28            748
                                               1997       24.83             32.50            701
                                               1996       20.44             24.83            629
                                               1995       15.07             20.44            518
                                               1994       15.04             15.07            432
                                               1993       13.86             15.04            399
                                               1992       13.02             13.86             12


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


MFS Investors Trust Division.................. 2001       10.11(e)           8.42              2


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


MFS Research Managers Division................ 2001       11.36(e)           8.90              0


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value

                                 C-PPA- 16

(For an accumulation unit outstanding throughout the period)

------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------
State Street Research Investment Trust
  Division.................................... 2001      $83.10            $68.31            327
                                               2000       89.41             83.10            396
                                               1999       76.19             89.41            399
                                               1998       60.00             76.19            445
                                               1997       47.19             60.00            443
                                               1996       38.99             47.19            402
                                               1995       29.57             38.99            334
                                               1994       30.85             29.57            296
                                               1993       27.22             30.85            258
                                               1992       24.63             27.22              5


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


Davis Venture Value Division.................. 2001       31.36             27.60             17
                                               2000       30.70(a)          31.36              4


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


Harris Oakmark Large Cap Value Division....... 2001        9.98             11.70            100
                                               2000        8.96              9.98             12
                                               1999        9.72              8.96             15
                                               1998       10.00(d)           9.72              2

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


American Funds Growth Division................ 2001      153.64(e)         124.56              2


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


Janus Growth Division......................... 2001       10.00(e)           7.77              8


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value

                                      C-PPA- 17

(For an accumulation unit outstanding throughout the period)

------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


Putnam Large Cap Growth Division.............. 2001      $ 7.25            $ 4.97             36
                                               2000        9.82(a)           7.25              5


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


T. Rowe Price Large Cap Growth Division....... 2001       13.14             11.73             58
                                               2000       13.33             13.14             78
                                               1999       11.01             13.33             29
                                               1998       10.00(d)          11.01              3

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


MetLife Mid Cap Stock Index Division.......... 2001       10.64             10.41             63
                                               2000       10.00(a)          10.64             20


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


Harris Oakmark Focused Value Division......... 2001       21.87(e)          27.50             24


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


Neuberger Berman Partners Mid Cap Value
  Division.................................... 2001       15.88             15.34             41
                                               2000       12.50             15.88             33
                                               1999       10.73             12.50              8
                                               1998       10.00(d)          10.73              5

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value

                                 C-PPA- 18

(For an accumulation unit outstanding throughout the period)

------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------
Janus Mid Cap Division........................ 2001      $26.00            $16.14            211
                                               2000       38.18             26.00            294
                                               1999       17.29             38.18            239
                                               1998       12.72             17.29            100
                                               1997       10.00(b)          12.72             54
GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


MFS Mid Cap Growth Division................... 2001       10.00(e)           8.44              5


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


State Street Research Aggressive Growth
  Division.................................... 2001       51.71             39.05            238
                                               2000       56.52             51.71            266
                                               1999       42.82             56.52            265
                                               1998       38.02             42.82            321
                                               1997       35.98             38.02            340
                                               1996       33.72             35.98            341
                                               1995       26.29             33.72            254
                                               1994       27.05             26.29            189
                                               1993       22.26             27.05            163
                                               1992       20.37             22.26              1


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


Loomis Sayles Small Cap Division.............. 2001       26.04             23.52              7
                                               2000       26.26(a)          26.04              3


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


Russell 2000(R) Index Division................ 2001       12.20             12.19             48
                                               2000       12.81             12.20             59
                                               1999       10.53             12.81             37
                                               1998       10.00(d)          10.53             16

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value

                                      C-PPA- 19

(For an accumulation unit outstanding throughout the period)

------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


State Street Research Aurora Division......... 2001      $12.27            $14.09             91
                                               2000       10.00(a)          12.27             30


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


Franklin Templeton Small Cap Growth
  Division.................................... 2001       10.00(e)           8.82              7


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


T. Rowe Price Small Cap Growth Division....... 2001       13.79             12.43             98
                                               2000       15.32             13.79            110
                                               1999       12.08             15.32             75
                                               1998       11.79             12.08             94
                                               1997       10.00(b)          11.79             85

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


PIMCO Innovation Division..................... 2001       10.00(e)           7.46              5


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


Scudder Global Equity Division................ 2001       15.10             12.55             50
                                               2000       15.49             15.10             64
                                               1999       12.49             15.49             64
                                               1998       10.88             12.49             88
                                               1997       10.00(b)          10.88             62

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value


MFS Research International Division........... 2001       10.00(e)           8.75              1


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

          Year End Accumulation Unit Value

                                 C-PPA- 20

(For an accumulation unit outstanding throughout the period)

------------------------------------------------------------------------------------------------------
                                                                                         NUMBER OF
                                                    BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                      ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES             YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------


Morgan Stanley EAFE(R) Index Division......... 2001      $11.32            $ 8.77             78
                                               2000       13.36             11.32             63
                                               1999       10.80             13.36             50
                                               1998       10.00(d)          10.80             13

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


Putnam International Stock Division........... 2001       16.88             13.28            262
                                               2000       18.96             16.88            284
                                               1999       16.43             18.96            272
                                               1998       13.54             16.43            318
                                               1997       13.99             13.54            324
                                               1996       14.38             13.99            368
                                               1995       14.40             14.38            396
                                               1994       13.84             14.40            446
                                               1993        9.45             13.84            339
                                               1992       10.63              9.45              1


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value


American Funds Global Small Capitalization
  Division.................................... 2001       15.96(e)          13.78              2


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]

          Year End Accumulation Unit Value

----------------------------------------
In addition to the above mentioned Accumulation Units, there were cash reserves of $56,293,338 as of December 31, 2001, applicable to Income Annuities (including those not described in this Prospectus) receiving annuity payouts.

(a) Inception Date July 5, 2000.

(b) Inception Date March 3, 1997.

(c) On April 29, 2002 the assets from the State Street Research Income Division merged into State Street Research Bond Income Division and the assets from the Loomis Sayles High Yield Bond Division merged into the Lord Abbett Bond Debenture Division. These investment divisions are no longer available under the Deferred Annuities and Income Annuities.

(d) Inception Date November 9, 1998.

(e) Inception Date May 1, 2001.

                                      C-PPA- 21

METLIFE
Metropolitan Life Insurance Company ("MetLife") is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. Our main office is located at One Madison Avenue, New York, New York 10010. MetLife was formed under the laws of New York State in 1868. Headquartered in New York City, we are is a leading provider of insurance and financial services to a broad spectrum of individual and group customers. MetLife, Inc., through its subsidiaries and affiliates, provides individual insurance and investment products to approximately 9 million households in the United States and corporations and other institutions with 33 million employees and members. It also has international insurance operations in 13 countries.

METROPOLITAN LIFE
SEPARATE ACCOUNT E
We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Plus Account Variable Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities even if that amount exceeds the assets in the Separate Account. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.

VARIABLE ANNUITIES
There are two types of variable annuities described in this Prospectus: Deferred Annuities and Income Annuities. These annuities are "variable" because the value of your account or income payment varies based on the investment performance of the investment divisions you choose. In short, the value of your Deferred Annuity, your income payments under a variable pay-out option of your Deferred Annuity, or your income payments under your Income Annuity, may go up or down. Since the investment performance is not guaranteed, your money is at risk. The degree of risk will depend on

                                                          [SNOOPY AND WOODSTOCK]
C-PPA- 22
the investment divisions you select. The Accumulation Unit Value or Annuity Unit Value for each investment division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.

The Deferred Annuities have a fixed interest rate option called the "Fixed Interest Account." With the Fixed Interest Account, your money earns a rate of interest that we guarantee. Income Annuities and the variable pay-out options under the Deferred Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them.

A DEFERRED ANNUITY
You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit any investment returns as long as the money remains in your account.

The pay-out phase begins when you elect to have us pay you "income" payments using the money in your account. The number and the amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer various insurance benefits such as pay-out options, including our guarantee of income for your lifetime, they are "annuities."

All IRAs receive tax deferral under the Internal Revenue Code. There are no additional tax benefits from funding an IRA with a Deferred Annuity. Therefore, there should be reasons other than tax deferral for acquiring the Deferred Annuity, such as the availability of a guaranteed income for life and the death benefit, for acquiring the Deferred Annuity.

AN INCOME ANNUITY
An Income Annuity, also known as an immediate annuity, only has a "pay-out" phase. You make a single purchase payment and select the type of pay-out option suited to your needs. Some of the pay-out options guarantee an income stream for your lifetime; others guarantee an income stream for both your lifetime, as well as the lifetime of another person (such as a spouse). Some Income Annuities guarantee a time period of your choice over which MetLife will make income payments. Income Annuities also have other features. The amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices and the amount of your purchase payment.

[SNOOPY TEETER TOTTER WITH WOODSTOCK GRAPHIC]

The group Deferred Annuities and group Income Annuities described in this Prospectus are offered to an employer, association, trust or other group for its employees, members or participants.

An Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase.
                                                                       C-PPA- 23

YOUR INVESTMENT CHOICES
The Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. The Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds prospectuses are attached at the end of this Prospectus. You should read these prospectuses carefully before making purchase payments to the investment divisions. The Class A shares available to the Deferred Annuities and Income Annuities do not impose any 12b-1 Plan fees. However, 12b-1 Plan fees are imposed on the American Funds Portfolios, which are Class 2.

The investment choices are listed in the approximate risk relationship among the available Portfolios with all those within the same investment style listed in alphabetical order. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The list is intended to be a guide. Please consult the appropriate Fund prospectus for more information regarding the investment objectives and investment practices of each Portfolio. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance or variable income payments based on amounts allocated to the investment divisions may go down as well as up.

                                        [SNOOPY READING MENU GRAPHIC]

  LEHMAN BROTHERS(R) AGGREGATE BOND INDEX
  PORTFOLIO
  PIMCO TOTAL RETURN PORTFOLIO
  SALOMON BROTHERS U.S. GOVERNMENT
  PORTFOLIO
  STATE STREET RESEARCH BOND INCOME
  PORTFOLIO
  SALOMON BROTHERS STRATEGIC BOND
  OPPORTUNITIES
    PORTFOLIO
  STATE STREET RESEARCH DIVERSIFIED
  PORTFOLIO
  LORD ABBETT BOND DEBENTURE PORTFOLIO
  AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
  METLIFE STOCK INDEX PORTFOLIO
  MFS INVESTORS TRUST PORTFOLIO
  MFS RESEARCH MANAGERS PORTFOLIO
  STATE STREET RESEARCH INVESTMENT TRUST
  PORTFOLIO
  DAVIS VENTURE VALUE PORTFOLIO
  HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO
  AMERICAN FUNDS GROWTH PORTFOLIO
  JANUS GROWTH PORTFOLIO
  PUTNAM LARGE CAP GROWTH PORTFOLIO
  T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO
  METLIFE MID CAP STOCK INDEX PORTFOLIO
  HARRIS OAKMARK FOCUSED VALUE PORTFOLIO       FRANKLIN TEMPLETON SMALL CAP GROWTH
  NEUBERGER BERMAN PARTNERS MID CAP VALUE      PORTFOLIO
  PORTFOLIO                                    T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO
  JANUS MID CAP PORTFOLIO                      PIMCO INNOVATION PORTFOLIO
  MFS MID CAP GROWTH PORTFOLIO                 SCUDDER GLOBAL EQUITY PORTFOLIO
  STATE STREET RESEARCH AGGRESSIVE GROWTH      MFS RESEARCH INTERNATIONAL PORTFOLIO
  PORTFOLIO                                    MORGAN STANLEY EAFE(R) INDEX PORTFOLIO
  LOOMIS SAYLES SMALL CAP PORTFOLIO            PUTNAM INTERNATIONAL STOCK PORTFOLIO
  RUSSELL 2000(R) INDEX PORTFOLIO              AMERICAN FUNDS GLOBAL SMALL
  STATE STREET RESEARCH AURORA PORTFOLIO       CAPITALIZATION PORTFOLIO

Some of the investment choices may not be available under the terms of the Deferred Annuity or Income Annuity. The contract or other

The degree of investment risk you assume will depend on the investment divisions you choose. We have listed your choices in the approximate order of risk from the most conservative to the most aggressive with all those within the same investment style listed in alphabetical order.



    The investment divisions generally offer the opportunity for greater returns over the long term than our guaranteed fixed rate option.



   While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund. C-PPA- 24 correspondence we provide you will indicate the investment divisions that are available to you. Your investment choices may be limited because:

* Your employer, association or other group contract holder limits the available investment divisions.

*   We have restricted the available investment divisions.

* For Income Annuities, some states limit you to four choices (four investment divisions or three investment divisions and the Fixed Income Option).

The investment divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of the Metropolitan Fund, the Zenith Fund, the Met Investors Fund or the American Funds invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund, the Zenith Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The American Funds Portfolios are made available by the American Funds only through various insurance company annuities and insurance policies.

The Metropolitan Fund, the Zenith Fund, the Met Investors Fund and the American Funds are each a "series" type fund registered with the Securities and Exchange Commission as an "open-end management investment company" under the Investment Company Act of 1940 (the "1940 Act"). A "series" fund means that each Portfolio is one of several available through the fund. Except for the Janus Mid Cap, the Harris Oakmark Focused Value and the MFS Mid Cap Growth Portfolios, each Portfolio is "diversified" under the 1940 Act.

The Portfolios of the Metropolitan Fund and the Zenith Fund pay MetLife Advisers, LLC ("MetLife Advisers"), a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the Met Investors Fund pay Met Investors Advisory LLC, a MetLife affiliate, formerly known as Met Investors Advisory Corp., a monthly fee for its services as their investment manager. The Portfolios of the American Funds pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as other expenses paid by each Portfolio, are described in the applicable prospectus and SAI for the Metropolitan Fund, Zenith Fund, Met Investors Fund or American Funds.

In addition, the Metropolitan Fund, Zenith Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund, the Zenith Fund or the Met Investors Fund. The risks of these arrangements are also discussed in each Fund's prospectus.

                                                                       C-PPA- 25

DEFERRED ANNUITIES
This Prospectus describes the following Deferred Annuities under which you can accumulate money:

* Non-Qualified           * Roth IRAs (Roth
* Traditional IRA           Individual Retirement
  (Individual Retirement    Annuities)
  Annuities)              * Unallocated Keogh

[LINUS BUILDING SAND CASTLE]

Certain group Deferred Annuities may be issued to a bank that does nothing but hold them as contract holder. Deferred Annuities may be either:

*   Allocated (your Account Balance records are kept for you as an individual);
    or

* Unallocated (Account Balance records are kept for a plan or group as a whole).

THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN

If you participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, automated investment strategies, purchase payments, withdrawals, transfers, the death benefit and pay-out options. The Deferred Annuity may provide that a plan administrative fee will be paid by making a withdrawal from your Account Balance. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult the Deferred Annuity contract and plan document to see how you may be affected.

C-PPA- 26

AUTOMATED INVESTMENT STRATEGIES

There are five automated investment strategies available to you. These investment strategies are available to you without any additional charges. However, the investment strategies are not available for the unallocated Keogh Deferred Annuities. As with any investment program, no strategy can guarantee a gain -- you can lose money. We may modify or terminate any of the strategies at any time. You may have only one automated investment strategy in effect at a time.

THE EQUITY GENERATOR(SM) An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to either the MetLife Stock Index or State Street Research Aggressive Growth investment division, based on your selection. If your Fixed Interest Account balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.

As an added benefit of this strategy, as long as 100% of every purchase payment is allocated to the Fixed Interest Account for the life of your Deferred Annuity and you never request allocation changes or transfers, you will not pay more in early withdrawal charges than your contract earns. Early withdrawal charges may be taken from any earnings.

THE EQUALIZER(SM) You start with equal amounts of money in the Fixed Interest Account and your choice of either the MetLife Stock Index Division or the State Street Research Aggressive Growth Division. Each quarter amounts are transferred between the Fixed Interest Account and, your chosen investment division to make the value of each equal. Say you choose the MetLife Stock Index Division. If over the quarter, it outperforms the Fixed Interest Account, money is transferred to the Fixed Interest Account. Conversely, if the Fixed Interest Account outperforms the MetLife Stock Index Division, money is transferred into the MetLife Stock Index Division.

THE REBALANCER(SM) You select a specific asset allocation for your entire Account Balance from among the investment divisions and the Fixed Interest Account. Each quarter, we transfer amounts among these options to bring the percentage of your Account Balance in each option back to your original allocation. In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy.

THE INDEX SELECTOR(SM) You may select one of five asset allocation models which are designed to correlate to various risk tolerance levels. Based on the model you choose, your Account Balance is allocated among the Lehman Brothers(R) Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index investment divisions and the Fixed Interest Account. Each quarter, the percentage in each of these investment divisions and the Fixed Interest Account is brought back to the model percentage by transferring amounts among the investment divisions and the Fixed Interest Account.

We created these investment strategies to help you manage your money. You decide if one is appropriate for you, based upon your risk tolerance and savings goals. Also, these strategies were designed to help you take advantage of the tax-deferred status of a Non-Qualified annuity.
[SAFE GRAPHIC]
[SCALE GRAPHIC]
[PIE CHART GRAPHIC]

[GLOBE GRAPHIC]
                                                                       C-PPA- 27

In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy. This strategy may experience more volatility than our other strategies. The models are subject to change from time to time. We provide the elements to formulate the models. We may rely on a third party for its expertise in creating appropriate allocations.

THE ALLOCATOR(SM) Each month a dollar amount you choose is transferred from the Fixed Interest Account to any of the investment divisions you choose. You select the day of the month and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Interest Account balance is exhausted, this strategy is automatically discontinued.

The Equity Generator and the Allocator are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, you should consider whether you wish to continue the strategy through periods of fluctuating prices.

PURCHASE PAYMENTS

There is no minimum purchase payment except for the unallocated Keogh Deferred Annuity. If you have an unallocated Keogh Deferred Annuity, each purchase payment must be at least $2,000. In addition, your total purchase payments must be at least $15,000 for the first Contract Year and at least $5,000 each subsequent Contract Year.

You may continue to make purchase payments while you receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through automatic payroll deduction, check-o-matic, salary reduction or salary deduction.

ALLOCATION OF PURCHASE PAYMENTS

You decide how your money is allocated among the Fixed Interest Account and the investment divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change, as long as it is within 30 days after we receive the request.

AUTOMATED PURCHASE PAYMENTS

If you purchase a Non-Qualified Deferred Annuity, you may elect to have purchase payments made automatically. With "automatic payroll deduction," your employer deducts an amount from your salary and makes the purchase payment for you. With "check-o-matic" your bank deducts money from your bank account and makes the purchase payment for you.

                                                            [HOUR GLASS GRAPHIC]
 You may make purchase payments to your Deferred Annuity whenever you choose, up to the date you begin receiving payments from a pay-out option. However, Federal tax rules may limit the amount and frequency of your purchase payments. C-PPA- 28

LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

*   Federal tax laws.

* Our right to limit the total of your purchase payments to $500,000. For the unallocated Keogh Deferred Annuity, we limit purchase payments to $5,000,000 per year. We may change the maximum by telling you in writing at least 90 days in advance.

* Regulatory requirements. For example, if you reside in Washington or Oregon, we may be required to limit your ability to make purchase payments after you have held the Deferred Annuity for more than three years, if the Deferred Annuity was issued to you after you turn age 60; or after you turn age 63, if the Deferred Annuity was issued before you were age 61.

* For the unallocated Keogh Deferred Annuity, a withdrawal should you leave your job.

* For certain Deferred Annuities, you may no longer make purchase payments if you retire.

*   Receiving systematic termination payments (described later).

THE VALUE OF YOUR INVESTMENT
Accumulation Units are credited to you when you make purchase payments or transfers into an investment division. When you withdraw or transfer money from an investment division, accumulation units are liquidated. We determine the number of accumulation units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.

This is how we calculate the Accumulation Unit Value for each investment division:

* First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of our insurance-related charge (general administrative expenses and mortality and expense risk charges) for each day since the last Accumulation Unit Value was calculated; and

*   Finally, we multiply the previous Accumulation Unit Value by this result.

[WOODSTOCK GRAPHIC]
                                                                       C-PPA- 29

EXAMPLES

CALCULATING THE NUMBER OF ACCUMULATION UNITS

Assume you make a purchase payment of $500 into one investment division and that investment division's Accumulation Unit Value is currently $10.00. You would be credited with 50 accumulation units.

                       $500    =  50 accumulation units
                       ----
                       $10

CALCULATING THE ACCUMULATION UNIT VALUE

Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525. ($500 x 1.05 = $525)

           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value

However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475. ($500 x 9.50 = $475).

            $10.00 x .95 = $9.50 is the new Accumulation Unit Value

TRANSFERS
You may make tax-free transfers between investment divisions or between the investment divisions and the Fixed Interest Account. Some restrictions may apply to transfers from the Fixed Interest Account to the investment divisions. For us to process a transfer, you must tell us:

*   The percentage or dollar amount of the transfer;

* The investment divisions (or Fixed Interest Account) from which you want the money to be transferred;

* The investment divisions (or Fixed Interest Account) to which you want the money to be transferred; and

* Whether you intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.
Each Fund may restrict or refuse purchases or redemptions of shares in their Portfolios as a result of certain market timing activities. You should read the Fund prospectuses for more details.

Your transfer request must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to take place on that day. All other transfer requests in good order will be processed on our next business day.

                                                           [GIRL ADDING GRAPHIC]
You may transfer money within your contract. You will not incur current taxes on your earnings or any early withdrawal charges as a result of transferring your money.
       Income taxes, tax penalties and early withdrawal charges may apply to any withdrawal you make.
C-PPA- 30

WE MAY REQUIRE YOU TO:

*   Use our forms;

* Maintain a minimum Account Balance (if the transfer is in connection with an automated investment strategy); or

* Transfer a minimum amount if the transfer is in connection with the Allocator.

ACCESS TO YOUR MONEY

You may withdraw either all or a part of your Account Balance from the Deferred Annuity. Other than those made through the Systematic Withdrawal Program, withdrawals must be at least $500 (or the Account Balance, if less). To process your request, we need the following information:

*   The percentage or dollar amount of the withdrawal; and

* The investment division (or Fixed Interest Account) from which you want the money to be withdrawn.

Your withdrawal may be subject to early withdrawal charges.

Generally, if you request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require you to use our original forms.

SYSTEMATIC WITHDRAWAL PROGRAM

If you have certain Non-Qualified or IRA Deferred Annuities, subject to approval in your state, you may choose to automatically withdraw a specific dollar amount or a percentage of your Account Balance each Contract Year. This amount is then paid in equal portions throughout the Contract Year, according to the time frame you select, e.g., monthly, quarterly, semi-annually or annually. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and early withdrawal charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions.

If you elect to withdraw a dollar amount, we will pay you the same dollar amount each Contract Year. If you elect to withdraw a percentage of your Account Balance, each Contract Year, we recalculate the amount you will receive based on your new Account Balance.

CALCULATING YOUR PAYMENT BASED ON A PERCENTAGE ELECTION FOR THE FIRST CONTRACT YEAR YOU ELECT THE SYSTEMATIC WITHDRAWAL PROGRAM: If you choose to receive a percentage of your Account Balance, we will determine the amount payable on the date these payments begin. When you first elect the program, we will pay this amount over the remainder of the Contract Year. For example, if you select to receive


[CHARLIE BROWN IN MONEY JAR GRAPHIC]

We will withdraw your systematic withdrawal program payments from the Fixed Interest Account or the investment divisions you select either pro rata or in the proportions you request.

[SNOOPY AND FLYING WOODSTOCKS GRAPHIC]
                                                                       C-PPA- 31
payments on a monthly basis with the percentage of your Account Balance you request equaling $12,000, and there are six months left in the Contract Year, we will pay you $2,000 a month.

CALCULATING YOUR PAYMENT FOR SUBSEQUENT CONTRACT YEARS OF THE SYSTEMATIC WITHDRAWAL PROGRAM: For each subsequent year that your Systematic Withdrawal Program remains in effect, we will deduct from your Deferred Annuity and pay you over the Contract Year either the amount that you chose or an amount equal to the percentage of your Account Balance you chose. For example, if you select to receive payments on a monthly basis, ask for a percentage and that percentage of your Account Balance equals $12,000 at the start of a Contract Year, we will pay you $1,000 a month.

If you do not provide us with your desired allocation, or there are insufficient amounts in the investment divisions or the Fixed Interest Account that you selected, the payments will be taken out pro rata from the Fixed Interest Account and any investment divisions in which you then have money.

SELECTING A PAYMENT DATE: You select a payment date which becomes the date we make the withdrawal. We must receive your request in good order at least 10 days prior to the selected payment date. If we do not receive your request in time, we will make the payment the following month on the date you selected. If you do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request. Changes in the dollar amount, percentage or timing of the payments can be made once a year at the beginning of any Contract Year and one other time during the Contract Year. If you make any of these changes, we will treat your request as though you were starting a new Systematic Withdrawal Program. You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in good order at least 30 days in advance.

Although we need your written authorization to begin this program, you may cancel this program at any time by telephone or by writing to us at your MetLife Designated Office.

Systematic Withdrawal Program payments may be subject to an early withdrawal charge unless an exception to this charge applies. For purposes of determining how much of the annual payment amount is exempt from this charge under the free withdrawal provision (discussed later), all payments from a Systematic Withdrawal Program in a Contract Year are characterized as a single lump sum withdrawal as of your first payment date in that Contract Year. When you first elect the program, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date. For all subsequent Contract Years, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account

 If you would like to receive your systematic withdrawal payment by the first of the month, you should request that the payment date be the 20th day of the month.
Your Account Balance will be reduced by the amount of your systematic withdrawal payments and applicable withdrawal charges. Payments under this program are not the same as income payments you would receive from a Deferred Annuity pay-out option or under an Income Annuity.
C-PPA- 32

Balance on the first Systematic Withdrawal Program payment date of that Contract Year. We will determine separately the early withdrawal charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.

MINIMUM DISTRIBUTION

In order for you to comply with certain tax law provisions, you may be required to take money out of your Deferred Annuity. Rather than receiving your minimum required distribution in one annual lump-sum payment, you may request that we pay it to you in installments throughout the calendar year. However, we may require that you maintain a certain Account Balance at the time you request these payments.

CONTRACT FEE
There is no Separate Account annual contract fee. You may pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year if your Account Balance is less than a certain amount.

CHARGES
There are two types of charges you pay while you have money in an investment division:

*   Insurance-related charge, and

*   Investment-related charge.

INSURANCE-RELATED CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than .95% annually of the average value of the amount you have in the Separate Account. This charge pays us for general administrative expenses and for the mortality and expense risk of the Deferred Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should you die during your "pay-in" phase is larger than your Account Balance. We also bear the risk that our expenses in administering the Deferred Annuities may be greater than we estimated (expense risk).
INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment manager for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. One class of shares

The charges you pay will not reduce the number of accumulation units credited to you. Instead, we deduct the charges every time we calculate the Accumulation Unit Value.

MetLife guarantees that the Separate Account insurance- related charge will not increase while you have a Deferred Annuity.

[WOODSTOCK TYPING GRAPHIC]
                                                                       C-PPA- 33
available to the Deferred Annuities has 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on which divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

PREMIUM AND OTHER TAXES
Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity" taxes) only when you exercise a pay-out option. In certain jurisdictions, we may also deduct money to pay premium taxes on lump sum withdrawals or when you exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Deferred Annuity you purchase and your home state or jurisdiction. A chart in the Appendix shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Deferred Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Deferred Annuities. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

EARLY WITHDRAWAL CHARGES
An early withdrawal charge of up to 7% may apply if you withdraw purchase payments within 7 years of when they were credited to your Deferred Annuity. To determine the early withdrawal charge for Deferred Annuities, we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Interest Account or investment division from which the withdrawal is actually coming. To do this, we first assume that your withdrawal is from purchase payments that can be withdrawn without an early withdrawal charge, then from other purchase payments on a "first-in-first-out" (oldest money first) basis

C-PPA- 34
and then from earnings. Once we have determined the amount of the early withdrawal charge, we will then withdraw it from the Fixed Interest Account and the investment divisions in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings.

For partial withdrawals, the early withdrawal charge is determined by dividing the amount that is subject to the early withdrawal charge by 100% minus the applicable percentage shown in the following chart. Then we will make the payment directed, and withdraw the early withdrawal charge. We will treat your request as a request for a full withdrawal if your Account Balance is not sufficient to pay both the requested withdrawal and the early withdrawal charge.

For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown, keep the result as an early withdrawal charge and pay you the rest.

The early withdrawal charge on purchase payments withdrawn is as follows:

                           During Purchase Payment Year



    Year                     1     2     3     4     5     6     7    8 & Later
    Percentage              7%    6%    5%    4%    3%    2%    1%       0%

Early withdrawal charges may be waived for certain Deferred Annuities because we have reduced sales costs associated with them.

The early withdrawal charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the mortality and expense risk charge to pay for our costs to sell the Deferred Annuities which exceed the amount of early withdrawal charges we collect. However, we believe that our sales costs may exceed the early withdrawal charges we collect. If so, we will pay the difference out of our general profits.

WHEN NO EARLY WITHDRAWAL CHARGE APPLIES

In some cases, we will not charge you the early withdrawal charge when you make a withdrawal. We may, however, ask you to prove that you meet any conditions listed below.

You do not pay an early withdrawal charge:

* On transfers you make among the investment divisions or to the Fixed Interest Account.

*   On withdrawals of purchase payments you made over seven years ago.

You will not pay an early withdrawal charge on any purchase payments made more than 7 years ago.

We do not include your earnings when calculating early withdrawal charges. However, if the early withdrawal charge is greater than the rest of your purchase payments, then we will take the early withdrawal charges, in whole or in part, from your earnings.

                                             [BOY WITH MAGNIFYING GLASS GRAPHIC]
                                                                       C-PPA- 35

* If you choose payments over one or more lifetimes or for a period of at least five years (without the right to accelerate the payments).


* If you die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction.



* If your contract permits and your spouse is substituted as the purchaser of the Deferred Annuity and continues the contract, that portion of the Account Balance that is equal to the "step up" portion of the death benefit.


* If you withdraw the permitted free withdrawal each Contract Year. This total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year. Each time you make a withdrawal, we calculate what percentage your withdrawal represents at that time. Only when the total of these percentages exceeds the specified percentage will you have to pay early withdrawal charges. For the unallocated Keogh and certain other Deferred Annuities, generally you are allowed to take the "free withdrawal" on top of any other withdrawals which are otherwise exempt from the early withdrawal charge. This is not true if your other withdrawals are in connection with a systematic termination or purchase payments made over 7 years ago.

The percentage of your Account Balance you are permitted without an early withdrawal charge is for:

     --   Unallocated Keogh Deferred Annuity, 20%.

     -- Non-Qualified and IRA Deferred Annuities (depending on the contract's terms), either 10% of your Account Balance or 10% of your Fixed Interest Account balance only.

* If the withdrawal is required for you to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to your Deferred Annuity. This exemption does not apply if you have a Non-Qualified or Roth IRA Deferred Annuity or if the withdrawal is to satisfy Section 72(t) requirements under the Internal Revenue Code.

* Except for the unallocated Keogh Deferred Annuity, if your contract provides for this, and the provision is approved in your state, on your first withdrawal to which an early withdrawal charge would otherwise apply and either you or your spouse:

     -- Has been a resident of certain nursing home facilities for a minimum of 90 consecutive days; or

     -- Is diagnosed with a terminal illness and not expected to live more than a year.

* On Systematic Termination. For the unallocated Keogh Deferred Annuity, if the contract is terminated, the Account Balance may be systematically withdrawn in annual installments without early

 Early withdrawal charges never apply to transfers among investment divisions or transfers to the Fixed Interest Account.
C-PPA- 36
    withdrawal charges. You may ask to receive your money in annual installments based on the following percentages of your Account Balance for that year's withdrawal:

                       Contract Year
     1*          2          3          4            5
     20%        25%      33 1/3%      50%       remainder
  * Less that Contract Year's withdrawals

    Any money you withdraw in excess of these percentages in any Contract Year will be subject to early withdrawal charges. You may stop the systematic termination of the contract. If you ask to restart systematic termination, you start at the beginning of the schedule listed above.

* For the unallocated Keogh Deferred Annuity, if you are disabled and you request a total withdrawal. Disability is defined in the Federal Social Security Act. If the Deferred Annuity is issued in connection with your retirement plan which is subject to the Employee Retirement Income Security Act of 1974, and if your plan document defines disability, then your plan's definition governs.

*   If you retire:

     -- For certain Non-Qualified Deferred Annuities, if you retire from the employer and for certain others if you retire and receive retirement benefits from your employer's qualified plan.

     --   For certain IRA Deferred Annuities, if you retire from the employer.

     -- For the unallocated Keogh Deferred Annuity, if your plan defines retirement and you retire under that definition. If you are a "restricted" participant, according to the terms of the Deferred Annuity, you must have participated in the Deferred Annuity for the time stated in the contract.

*   If you leave your job:

     -- For certain Non-Qualified Deferred Annuities, you must either leave your job with the employer or certain others if you leave your job and you receive retirement benefits.

     -- For certain IRA Deferred Annuities, if you leave your job with the employer.

     -- If you are a "restricted" participant, according to the terms of the unallocated Keogh Deferred Annuity, you also must have participated for the time stated in the contract.

* For the unallocated Keogh Deferred Annuity, if your plan terminates and the Account Balance is transferred into another annuity contract we issue.

                                                                       C-PPA- 37

* For the unallocated Keogh Deferred Annuity, if you make a direct transfer to another investment vehicle we have preapproved. If you are a "restricted" participant, according to the terms of the Deferred Annuity, you also must roll over your Account Balance to a MetLife individual retirement annuity within 120 days after you are eligible to receive a plan distribution.

* For the unallocated Keogh Deferred Annuity, if you suffer an unforeseen hardship.

* If you have transferred money from certain eligible MetLife contracts into the Deferred Annuity, and the withdrawal is of these transfer amounts and we agree. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.

WHEN A DIFFERENT EARLY WITHDRAWAL CHARGE MAY APPLY

If you transferred money from certain eligible MetLife contracts into a Deferred Annuity, you may have different early withdrawal charges for these transfer amounts. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.

*   Amounts transferred before January 1, 1996:

    We credit your transfer amounts with the time you held them under your original contract. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges for transferred amounts from your original contract:

                          During Purchase Payment Year
    Year                      1      2      3      4      5     6 and Beyond
    Percentage               5%     4%     3%     2%     1%          0%

*   Transferred amounts on or after January 1, 1996:

     -- For certain contracts which we issued at least two years before the date of the transfer, we apply the withdrawal charge under your original contract but not any of the original contract's exceptions or reductions to the withdrawal charge percentage that do not apply to a Deferred Annuity. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges for transferred amounts from your original contract:

                               After the Transfer
    Year                      1      2      3      4      5     6 and Beyond
    Percentage               5%     4%     3%     2%     1%          0%

     -- If we issued the other contract less than two years before the date of the transfer or it has a separate withdrawal charge for each purchase payment, we treat your purchase payments

                                                             [WOODSTOCK GRAPHIC]
C-PPA- 38
          under the other contract as if they were made under the Deferred Annuity as of the date we received them under that contract.

* Alternatively, if provided for in the Deferred Annuity, we credit your purchase payments with the time you held them under your original contract.
FREE LOOK

You may cancel the Deferred Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The time period may also vary depending on whether you purchased the Deferred Annuity through the mail. Again, depending on state law, we may refund all of your purchase payments or your Account Balance as of the date your refund request is received at your MetLife Designated Office in good order.
DEATH BENEFIT

One of the insurance guarantees we provide you under the Deferred Annuity is that your beneficiaries will be protected against market downturns. You name the beneficiary(ies) under the Non-Qualified and IRA Deferred Annuities.

If you die during the pay-in phase, the death benefit your beneficiary receives will be the greatest of:

*   Your Account Balance;

* Your highest Account Balance as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals, fees and charges; or

*   The total of all of your purchase payments less any partial withdrawals.

Your death benefit for the unallocated Keogh Deferred Annuity is no more than the Account Balance and is paid to the Keogh trustee.

We will only pay the death benefit when we receive both proof of death and instructions for payment in good order.

Your beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take a lump sum cash payment.

If the beneficiary is your spouse, he/she may be substituted as the purchaser of the Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities) and continue the contract. In that case, the Account Balance will be reset to equal the death benefit on the date the spouse continues the

[GIRL READING GRAPHIC]
                                                                       C-PPA- 39

Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities). (Any additional amounts added to the Account Balance will be allocated in the same proportions to each balance in an investment division and the Fixed Interest Account as each bears to the total Account Balance). If the spouse continues the Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities), the death benefit is calculated as previously described, except, all values used to calculate the death benefit, which may include highest Account Balance as of December 31 following the end of the fifth contract year and every other five year period, are reset on the date the spouse continues the Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities). Your spouse may make additional purchase payments and transfers and exercise any other rights as a purchaser of the contract. Any applicable early withdrawal charges will be assessed against future withdrawals.


Where there are multiple beneficiaries, we will only value the death benefit at the time the first beneficiary submits the necessary documents in good order. Any death benefit amounts attributable to any beneficiary which remain in the investment divisions are subject to investment risk.

PAY-OUT OPTIONS (OR INCOME OPTIONS)
You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. When you are selecting your pay-out option, you will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If you decide you want a pay-out option, we withdraw some or all of your Account Balance (less any premium taxes and applicable contract fees), then we apply the net amount to the option. You are not required to hold your Deferred Annuity for any minimum time period before you may annuitize. The variable pay-out option may not be available in all states.

When considering a pay-out option, you should think about whether you want:

* Payments guaranteed by us for the rest of your life (or for the rest of two lives) or for a specified period;

*   A fixed dollar payment or a variable payment;

*   A refund feature.

Your income payment amount will depend upon your choices. For lifetime options, the age and sex of the measuring lives (annuitants) will also be considered. For example, if you select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if you select a pay-out option with payments over only your lifetime. The terms of the

 The pay-out phase is often referred to as either "annuitizing" your contract or taking an income annuity.
C-PPA- 40
contract supplement to your Deferred Annuity will tell you when your income payments start and the frequency with which you will receive your income payments.

By the date specified in your contract, if you do not either elect to continue the contract, select a pay-out option or withdraw your entire Account Balance, and your Deferred Annuity was not issued under a retirement plan, we will automatically issue you a life annuity with a 10 year guarantee. In that case, if you do not tell us otherwise, your Fixed Interest Account Balance will be used to provide a Fixed Income Option and your Separate Account Balance will be used to provide a variable pay-out option. However, if we do ask you what you want us to do and you do not respond, then we may treat your silence as a request to continue your Deferred Annuity.

Because the features of variable pay-out options under the Deferred Annuities are identical to the features of Income Annuities, please read the sections under the "Income Annuities" heading for more information.

INCOME ANNUITIES
Income Annuities provide you with a regular stream of payments for either your lifetime or a specific period. You have the flexibility to select a stream of income to meet your needs. Income Annuities can be purchased so that you begin receiving payments immediately or you can apply the Account Balance of the Deferred Annuity to a pay-out option to receive payments during your "pay-out" phase. With an Income Annuity purchased as an immediate annuity and not as a pay-out option to receive payments during your "pay-out" phase, you may defer receiving payments from us for one year after you have purchased an immediate annuity. You bear any investment risk during any deferral period. The Income Annuity currently may not be available in all states.

We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option.
Using proceeds from the following types of arrangements, you may purchase Income Annuities to receive immediate payments:
*   Non-Qualified

*   Traditional IRAs

*   Roth IRAs

*   Unallocated Keogh

If you have accumulated amounts in any of the listed investment vehicles, your lump sum withdrawal from that investment vehicle may be used to purchase an appropriate Income Annuity as long as income tax requirements are met.

Should our current immediate annuity rates for a fixed pay-out option provide for greater payments than those quoted in your contract, we will use the current rates.
[SNOOPY SUNBATHING GRAPHIC]

You may choose the frequency of your income payments. For example, you may receive your payments on a monthly, quarterly, semi- annual or annual basis.
                                                                       C-PPA- 41

If your retirement plan has purchased an Income Annuity, your choice of pay-out options may be subject to the terms of the plan. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any payments. We will not be responsible for interpreting the terms of your plan. You should review your plan document to see how you may be affected.

INCOME PAYMENT TYPES

Currently, we provide you with a wide variety of income payment types to suit a range of personal preferences.

There are three people who are involved in payments under your Income Annuity:

* Owner: the person or entity which has all rights under the Income Annuity including the right to direct who receives payment.

* Annuitant: the person whose life is the measure for determining the duration and sometimes the dollar amount of payments.

* Beneficiary: the person who receives continuing payments or a lump sum if the owner dies.

Your income payment amount will depend in large part on the type of income payment you choose. For example, if you select an "Lifetime Income Annuity for Two," your payments will typically be lower than if you select a "Lifetime Income Annuity." The terms of your contract will determine when your income payments start and the frequency with which you will receive your income payments. The following income payment types are available:

LIFETIME INCOME ANNUITY: A variable income that is paid as long as the annuitant is living.

LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the annuitant is living but is guaranteed to be paid for a number of years. If the annuitant dies before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. No payments are made once the guarantee period has expired and the annuitant is no longer living.

LIFETIME INCOME ANNUITY WITH A REFUND: A variable income that is paid as long as the annuitant is living and guarantees that the total of all income payments will not be less than the purchase payment that we received. If the annuitant dies before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.
LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two annuitants is living. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both

                     Many times the Owner and the Annuitant are the same person. When deciding how to receive income, consider:

- The amount of income you need;

- The amount you expect to receive from other sources;


- The growth potential of other investments; and


- How long you would like your income to last.
C-PPA- 42
annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both annuitants die before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. If one annuitant dies after the guarantee period has expired, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once the guarantee period has expired and both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A REFUND: A variable income that is paid as long as either annuitant is living and guarantees that all income payments will not be less than the purchase payment that we received. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. If both annuitants die before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.

INCOME ANNUITY FOR A GUARANTEED PERIOD: A variable income payable for a guaranteed period of 5 to 30 years. As an administrative practice, we will consider factors such as your age and life expectancy in determining whether to issue a contract with this income payment type. If the owner dies before the end of the guarantee period, payments are made to the beneficiary until the end of the guarantee period. No payments are made after the guarantee period has expired.

MINIMUM SIZE OF YOUR INCOME PAYMENT
Your initial income payment must be at least $50. If you live in Massachusetts, the initial income payment must be at least $20. This means that the amount of your purchase payment or the amount used from a Deferred Annuity to provide a pay-out option must be large enough to produce this minimum initial income payment.
THE VALUE OF YOUR INCOME PAYMENTS

ANNUITY UNITS

Annuity units are credited to you when you make a purchase payment or transfer into an investment division. Before we determine the number of annuity units to credit to you, we reduce a purchase

[SNOOPY ON BEACH GRAPHIC]

[WOODSTOCK WRITING CHECK GRAPHIC]
                                                                       C-PPA- 43
payment (but not a transfer) by any premium taxes, if applicable. We then compute an initial income payment amount using the Assumed Investment Return ("AIR"), your income payment type and the age and sex of the measuring lives. We then divide the initial income payment (allocated to an investment division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that investment division. When you transfer money from an investment division, annuity units in that investment division are liquidated.

AIR

Your income payments are determined by using the AIR to benchmark the investment experience of the investment divisions you select. The AIR is stated in your contract and may range from 3% to 6%. The higher your AIR, the higher your initial variable income payment will be. Your next payments will increase in proportion to the amount the actual investment experience of your chosen investment divisions exceeds the AIR and Separate Account charges. Likewise, your payments will decrease to the extent the investment experience of your chosen investment divisions is less than the AIR and Separate Account charges (the net investment return). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if you had a higher AIR as changes occur in the actual investment experience of the investment divisions.

The amount of each variable income payment is determined ten days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after your Contract's issue date, then the amount of your payment will be determined on your Contract's issue date.

VALUATION

This is how we calculate the Annuity Unit Value for each investment division:

* First, we determine the change in investment experience (including any investment-related charge) for the underlying portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of your insurance-related charge (general administrative expense and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return;

* Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

*   Finally, we multiply the previous Annuity Unit Value by this result.

          The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity.



                 The AIR is stated in your contract and may range from 3% to 6%. C-PPA- 44

TRANSFERS

You may make transfers among investment divisions or from the investment divisions to the Fixed Income Option. Once you transfer money into the Fixed Income Option, you may not later transfer it into an investment division. There is no early withdrawal charge to make a transfer. If you reside in certain states you may be limited to four options (including the Fixed Interest Option).

For us to process a transfer, you must tell us:

*   The percentage or dollar amount of the transfer;

* The investment divisions (or Fixed Income Option) to which you want to transfer; and

*   The investment divisions from which you want to transfer.

We may require that you use our forms to make transfers.

Each Fund may restrict or refuse purchases or redemption of shares in their Portfolios as a result of certain market timing activities. You should read the Fund prospectuses for more details.

Your transfer request must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to take place on that day. All other transfer requests in good order will be processed our next business day.
CONTRACT FEE

There is no contract fee.

CHARGES

There are two types of charges you pay if you allocate any of your purchase payment to the investment divisions:

*   Insurance-related charge; and

*   Investment-related charge.

INSURANCE-RELATED CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than .95% annually of the average value of the amount you have in the Separate Account. This charge pays us for general administrative expenses and for mortality and expense risk of the Income Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.
The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments than we anticipated.

We also bear the risk that our expenses in administering the Income Annuities will be greater than we estimated (expense risk).

[WOODSTOCK AND MONEY]

Once you transfer money into the Fixed Income Option you may not later transfer it into an investment division.

The charges you pay will not reduce the number of annuity units credited to you. Instead, we deduct the charges when calculating the Annuity Unit Value.
                                                                       C-PPA- 45

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. One class of shares available to the Income Annuities has 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on the investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.
PREMIUM AND OTHER TAXES

Some jurisdictions tax what are called "annuity considerations." We deduct money to pay "premium" taxes (also known as "annuity" taxes) when you make the purchase payment.

Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Income Annuity you purchased and your home state or jurisdiction. A chart in the Appendix shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Income Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Income Annuities. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount from income payments at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

FREE LOOK

You may cancel your Income Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The "free look" may also vary depending on whether you purchased your Income Annuity through the mail. Depending on state law, we may refund all of your purchase payment or the value of your annuity units as of the date your refund request is received at your MetLife Designated Office in good order.

                                                          [LUCY READING GRAPHIC]



  You do not have a free look if you are electing income payments in the pay-out phase of your Deferred Annuity.
C-PPA- 46

GENERAL INFORMATION

ADMINISTRATION

All transactions will be processed in the manner described below.

PURCHASE PAYMENTS

Send your purchase payments, by check or money order made payable to "MetLife," to your MetLife Designated Office. (We reserve the right to receive purchase payments by other means acceptable to us.) We will provide you with all necessary forms. We must have all documents in good order to credit your initial purchase payments.

Purchase payments (including any portion of your Account Balance under a Deferred Annuity which you apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we receive them in good order at your MetLife Designated Office, except when they are received:

* On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

*   After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.

We reserve the right to credit your initial purchase payment to you within two days after its receipt at your MetLife Designated Office. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.

Under certain group Deferred Annuities and group Income Annuities, your employer, or the group in which you are a participant or member must identify you on their reports to us and tell us how your money should be allocated among the investment divisions and the Fixed Interest Account/Fixed Income Option.

CONFIRMING TRANSACTIONS

You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as check-o-matic, Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly.

Generally, your requests including all subsequent purchase payments are effective the day we receive them at your MetLife Designated Office in good order.
                                                                       C-PPA- 47

Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

PROCESSING TRANSACTIONS

We permit you to request transactions by mail and telephone. We anticipate making Internet access available to you in the future. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile. We reserve the right, in our sole discretion, to refuse, to impose modifications on, to limit or to reverse any transaction request where the request would tend to disrupt contract administration or is not in the best interest of the contract holders or the Separate Account including, but not limited to, any transaction request that we believe in good faith constitutes market timing. We reserve the right to impose administrative procedures to implement these rights. Such procedures include, but are not limited to, imposing a minimum time period between transfers or requiring a signed, written request to make a transfer. If we reverse a transaction we deem to be invalid, because it should have been rejected under our procedures, but was nevertheless implemented by mistake, we will treat the transaction as if it had not occurred.

BY TELEPHONE OR INTERNET

You may request a variety of transactions and obtain information by telephone 24 hours a day, 7 days a week, unless prohibited by state law or your employer. Likewise, in the future, you may be able to request a variety of transactions and obtain information through Internet access, unless prohibited by state law. Some of the information and transactions accessible to you include:

*   Account Balance

*   Unit Values

*   Current rates for the Fixed Interest Account

*   Transfers

*   Changes to investment strategies

*   Changes in the allocation of future purchase payments.

Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation on Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

We have put into place (or may in the future put into place for Internet communications) reasonable security procedures to insure that instructions communicated by telephone or Internet are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or through the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions.

                                                [CHARLIE BROWN ON PHONE GRAPHIC]
     Except for the unallocated Keogh Deferred Annuities, you may authorize your sales representative to make telephone transactions on your behalf. You must complete our form and we must agree.
C-PPA- 48

Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that you have trouble reaching us, requests should be made in writing to your MetLife Designated Office.

Response times for telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of the systems. We are not responsible or liable for:

* any inaccuracy, error, or delay in or omission of any information you transmit or deliver to us; or

* any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.



AFTER YOUR DEATH

If we are notified of your death before a requested transaction is completed, we will cancel the request. For Income Annuity transfers, we will cancel the request and continue making payments to your beneficiary if your Income Annuity so provides. Or, depending on your Income Annuity's provisions, we may continue making payments to a joint annuitant or pay your beneficiary a refund.

THIRD PARTY REQUESTS

Generally, we only accept requests for transactions or information from you. We reserve the right not to accept requests that we believe in good faith constitute market timing transactions from you or any other third party. In addition, we reserve the right not to process transactions requested on your behalf by third parties. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers for a number of other contract owners, and who simultaneously makes the same request or series of requests on behalf of other contract owners; including those who engage in market timing transactions.

VALUATION

We separately determine the Accumulation Unit Value and Annuity Unit Value for each investment division once each day when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.

When you request a transaction, we will process the transaction using the next available Accumulation Unit Value for Deferred Annuities or Annuity Unit Value for Income Annuities. Subject to our procedure, we will make withdrawals under an Deferred Annuity and transfers under an Deferred Annuity or Income Annuity at a later date, if you request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units you receive on the next available Annuity Unit Value.

                                                                       C-PPA- 49

ADVERTISING PERFORMANCE

We periodically advertise the performance of the investment divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports.

We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return," or some combination of these terms.

YIELD is the net income generated by an investment in a particular investment division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.

CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE is calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the total Separate Account charges; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of early withdrawal charges. Early withdrawal charges would reduce performance experience.

AVERAGE ANNUAL TOTAL RETURN calculations reflect all Separate Account charges and applicable early withdrawal charges. These figures also assume a steady annual rate of return.

Performance figures will vary among the various Deferred Annuities and Income Annuities as a result of different Separate Account charges and early withdrawal charges. For purposes of presentation, we may assume that certain Deferred Annuities and Income Annuities were in existence prior to their inception date. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds Portfolios. We use the actual accumulation unit or annuity unit data after the inception date.

We calculate performance for certain investment strategies including the Equalizer, Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. This percentage return assumes that there have been no withdrawals or other unrelated transactions.

                                                  [SNOOPY AS TOWN CRIER GRAPHIC]

   All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.


C-PPA- 50

CHANGES TO YOUR DEFERRED ANNUITY OR
INCOME ANNUITY

We have the right to make certain changes to your Deferred Annuity or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity owners or would be appropriate in carrying out the purposes of the Deferred Annuity or Income Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:

*   To operate the Separate Account in any form permitted by law.

* To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws).

* To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

* To substitute for the Portfolio shares in any investment division, the shares of another class of the Metropolitan Fund, Zenith Fund, Met Investors Fund or the shares of another investment company or any other investment permitted by law.

* To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available portfolio in connection with the Deferred Annuities or Income Annuities.

* To make any necessary technical changes in the Deferred Annuities or Income Annuities in order to conform with any of the above-described actions.

If any changes result in a material change in the underlying investments of an investment division in which you have a balance, we will notify you of the change. You may then make a new choice of investment divisions. For Deferred Annuities issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before making any technical changes.

VOTING RIGHTS

Based on our current view of applicable law, you have voting interests under your Deferred Annuity or Income Annuity concerning Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds proposals that are subject to a shareholder vote. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity or Income Annuity.

                                                                       C-PPA- 51

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding investment divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.

You will be entitled to give instructions regarding the votes attributable to your Non-Qualified or IRA Deferred Annuity or an Income Annuity in your sole discretion. Under the unallocated Keogh Deferred Annuity, participants may instruct you to give us instructions regarding shares deemed attributable to their contributions to the Deferred Annuity. Under the unallocated Keogh Deferred Annuity, we will provide you with the number of copies of voting instruction soliciting materials that you request so that you may furnish such materials to participants who may give you voting instructions. Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.

There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. Shares of the Metropolitan Fund, Zenith Fund, Met Investors Fund or American Funds that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:

*   The shares for which voting instructions are received, and

*   The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.

WHO SELLS THE DEFERRED ANNUITIES AND
INCOME ANNUITIES

All Deferred Annuities and Income Annuities are sold through individuals who are our licensed sales representatives. We are registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934. We are also a member of the National Association of Securities Dealers, Inc. Deferred Annuities and Income Annuities are also sold through other registered broker-dealers. They also may be sold through the mail or over the Internet.

[SNOOPY AND WOODSTOCK SHAKE GRAPHIC]
C-PPA- 52

The licensed sales representatives and broker-dealers who sell the annuities may be compensated for these sales by commissions that we pay. There is no front-end sales load deducted from purchase payments to pay sales commissions. The Separate Account does not pay sales commissions. The commissions we pay range from 0% to 6% of purchase payments. The commission we pay upon annuitization of the Deferred Annuity is 0 to 3% of the amount applied to provide the payments.

We also make payments to our licensed sales representatives based upon the total Account Balances of the Deferred Annuities assigned to the sales representative. Under this compensation program, we pay an amount up to .18% of the total Account Balances of the Deferred Annuities and other annuity contracts, certain mutual fund account balances and cash values of certain life insurance policies. These asset based commissions compensate the sales representative for servicing the Deferred Annuities. These payments are not made for Income Annuities.

FINANCIAL STATEMENTS

The financial statements and related notes for the Separate Account and MetLife are in the SAI and are available from MetLife upon request. Deloitte & Touche, LLP, who are independent auditors, audit these financial statements.

YOUR SPOUSE'S RIGHTS

If you received your contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Deferred Annuity or Income Annuity may be subject to your spouse's rights.

If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

For details or advice on how the law applies to your circumstances, consult your tax advisor or attorney.

WHEN WE CAN CANCEL YOUR DEFERRED
ANNUITY OR INCOME ANNUITY

We may not cancel your Income Annuity.

We may cancel your Deferred Annuity only if we do not receive any purchase payments from you for 36 consecutive months and your Account Balance is less than $2,000 (except for the unallocated Keogh Deferred Annuity). We may only cancel the unallocated Keogh Deferred Annuity if we do not receive any purchase payments for you

                                                                       C-PPA- 53
for 12 consecutive months and your Account Balance is less than $15,000. We will only do so to the extent allowed by law. Certain Deferred Annuities do not contain these cancellation provisions.

If we do cancel your Deferred Annuity delivered in New York, we will return the full Account Balance. In all other cases, you will receive an amount equal to what you would have received if you had requested a total withdrawal of your Account Balance. Early withdrawal charges may apply.

INCOME TAXES

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly. Consult your own tax adviser about your circumstances, any recent tax developments, and the impact of state income taxation. The SAI has additional tax information. For purposes of this section, we address Deferred Annuities and Income Annuities together as annuities. In addition, because the tax treatment of Income Annuities and the pay-out option under Deferred Annuities is generally the same, they are discussed together as income payments.

You are responsible for determining whether your purchase of a Deferred Annuity, withdrawals, income payments and any of the transactions under your Deferred Annuity satisfy applicable tax law.

Where otherwise permitted under the Deferred and Income Annuities, the transfer of ownership of a Deferred or Income Annuity, the designation (or change in such a designation) of an annuitant, beneficiary or other payee who is not also an owner, the exchange of a Deferred or Income Annuity, or the receipt of a Deferred or Income Annuity in an exchange, may result in income tax and other tax consequences, including estate tax, gift tax and generation skipping transfer tax, that are not discussed in this Prospectus. Please consult your tax adviser.

MetLife does not expect to incur Federal, state or local income taxes on the earnings or realize capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

The recently enacted Economic Growth and Tax Relief Reconciliation Act of 2001 has made certain changes to qualified plans and IRA's, including:

* increasing the contribution limits for qualified plans and Traditional and Roth IRAs, starting in 2002;

*   adding "catch-up" contributions for taxpayers age 50 and above; and

*   adding enhanced portability features.

Simply stated, Federal income tax rules for Deferred Annuities generally provide that earnings are not subject to tax until withdrawn. This is referred to as tax deferral.
C-PPA- 54

You should consult your tax adviser regarding these changes.

Please note that the changes made by the Economic Growth and Tax Relief Reconciliation Act of 2001 (e.g., increase contribution limits for IRAs and qualified plans) expire after 2010.

GENERAL

Deferred annuities are a means of setting aside money for future needs -- usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.

All IRAs receive tax deferral under the Code. Although there are no additional tax benefits by funding your IRA with an annuity, it does provide you additional insurance benefits such as guaranteed income for life.

WITHDRAWALS

Because these products are intended for retirement, if you make a taxable withdrawal before age 59 1/2 you may incur a tax penalty.

When money is withdrawn from your contract (whether by you or your beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of:

*   annuity you purchase (e.g., Non-Qualified or IRA), and

*   pay-out option you elect.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA.

If you meet certain requirements, your Roth IRA earnings are free from Federal income taxes.

WITHDRAWALS BEFORE AGE 59 1/2

If you receive a taxable distribution from your contract before you reach age
59 1/2, this amount may be subject to a 10% penalty tax, in addition to ordinary income taxes.

[SNOOPY WITH TAX BILL GRAPHIC]


[PIGGY BANK GRAPHIC]
                                                                       C-PPA- 55

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:

                                                Type of Contract
                               --------------------------------------------------
                                  Non            Trad.                       Roth
                               Qualified          IRA          Keogh         IRA
                               ---------         -----         -----         ----
In a series of substantially equal
payments
made annually (or more
frequently) for life or
life expectancy (SEPP)              x               x          x(1)             x
After you die                       x               x             x             x
After you become totally
disabled (as defined in
the Code)                           x               x             x             x
To pay deductible medical
expenses                                            x             x             x
To pay medical insurance
premiums if you are
unemployed                                          x                           x
To pay for qualified higher education
expenses, or                                        x                           x
For qualified first time home purchases
up to $10,000                                       x                           x
After separation from
service if you are over
age 55 at the time of
separation                                                        x
After December 31, 1999 for IRS levies              x             x             x
Under certain income annuities providing
for substantially equal payments over
the
"pay-out" period                    x
(1) You must also be separated from service

SYSTEMATIC WITHDRAWAL PROGRAM OR INCOME OPTIONS FOR
SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP)

If you are considering using the Systematic Withdrawal Program or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax adviser. It is not clear whether certain withdrawals or income payments under a variable annuity will satisfy the SEPP exception.


If you receive systematic payments that you intend to qualify for the SEPP exception, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning SEPP payments whichever is later will generally result in the retroactive imposition of the 10% penalty with interest.


NON-QUALIFIED ANNUITIES

* Purchase payments to Non-Qualified Contracts are on an "after-tax" basis, so you only pay income taxes on your earnings. Generally, these earnings are taxed when received them from the Contract.

* Your Non-Qualified Contract may be exchanged for another Non-Qualified annuity without paying income taxes if certain Code requirements are met.

 After-tax means that your purchase payments for your annuity do not reduce your taxable income or give you a tax deduction.
C-PPA- 56

* Consult your tax advisor prior to changing the annuitant or prior to changing the date you determine to commence income payments if permitted under the terms of your contract. It is conceivable that the IRS could consider such actions to be a taxable exchange of annuity contracts.

* When a non-natural person owns a Non-Qualified Contract, the annuity will generally not be treated as an annuity for tax purposes and thus lose the benefit of tax deferral. Corporations and certain other entities are generally considered non-natural persons. However, an annuity owned by a non-natural person as agent for an individual will be treated as an annuity for tax purposes.

* Where the annuity is beneficially owned by a non-natural person and the annuity qualifies as such for Federal Income tax purposes, the entity may have a limited ability to deduct interest payments.

* Annuities issued after October 21, 1988 by the same insurance company (or an affiliate) in the same year are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect.

* Where otherwise permitted under the Deferred Annuity, assignments, pledges and other types of transfers of all or a portion of your Account Balance may result in the immediate taxation of the gain in your Deferred Annuity. This rule may not apply to certain transfers between spouses.

DIVERSIFICATION

In order for your Non-Qualified Contract to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract holders of gains under their contract.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your annuity. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:

     -- Possible taxation of transfers between investment divisions or transfers from an investment division to a fixed option.

     -- Possible taxation as if you were the owner of your portion of the Separate Account's assets.

                                                                       C-PPA- 57

     -- Possible limits on the number of funding options available or the frequency of transfers among them.

PURCHASE PAYMENTS

Although the Code does not limit the total amount of your purchase payments, your contract may have a limit.

PARTIAL AND FULL WITHDRAWALS

Generally, when you make a partial withdrawal from your non-qualified annuity, the Code treats such a withdrawal as:

*   First coming from earnings (and thus subject to income tax); and

*   Then from your purchase payments (which are not subject to income tax).

* In the case of a full withdrawal, the withdrawn amounts are treated as first coming from your non-taxable return of purchase payment and then from a taxable payment of earnings.

INCOME ANNUITY PAYMENTS

Different tax rules apply to payments made pursuant to an income annuity pay-out option under your contract. They are subject to an "exclusion ratio" or "excludable amount" which determines how much of each payment is treated as:

*   A non-taxable return of your purchase payments; and

*   A taxable payment of earnings.

The IRS has not approved the use of an exclusion rate or exclusion amount when only part of your account balance is converted to income payments.

The IRS has not specifically approved the use of a method to calculate an excludable amount with respect to a variable annuity where transfers are permitted between investment divisions or from an investment division into the fixed income option.

We generally will tell you how much of each income payment is a non-taxable return of your purchase payment. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment (reduced by any refund or guarantee feature), then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.
Under the Code, withdrawals or income payments from Non-Qualified annuities need not be made by a particular age. However, it is possible that the IRS may determine that you must take a lump sum

                                                      [WOODSTOCK FLYING GRAPHIC]
C-PPA- 58
withdrawal or elect to receive income payments by a certain age (e.g., 85).

AFTER DEATH

The death benefit is generally taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).

If you die before payments under a pay-out option begin, we must make payment of your entire interest in the contract within five years of the date of your death or begin payments under a pay-out option allowed by the Code to your beneficiary within one year of the date of your death.

If you die on or after the date that income payments begin, payments must continue to be made at least as rapidly as before your death in accordance with the income type selected.

If you die before all purchase payments are returned, the unreturned amount may be deductible on your final income tax return or excluded from income by your beneficiary if income payments continue after your death.

In the case of joint owners, the above rules will be applied on the death of any owner.

When the owner is not a natural person, these rules will be applied on the death (or change) of any annuitant.

INDIVIDUAL RETIREMENT ANNUITIES
[TRADITIONAL IRAS AND ROTH IRAS]

GENERAL

Generally, except for Roth IRAs, your IRA can accept deductible (or pre-tax) and non-deductible (after-tax) purchase payments. Deductible or pre-tax purchase payments will be taxable when distributed from the contract.

* Your annuity is generally not forfeitable (e.g., not subject to claims of your creditors) and you may not transfer it to someone else.

* You can transfer your IRA proceeds to a similar IRA, certain qualified retirement plans without incurring Federal income taxes if certain conditions are satisfied.

* The sale of a contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. A contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code.


If you die during the accumulation phase of a Deferred Annuity and your spouse is your beneficiary or a co-owner he or she may elect to continue as "owner" of the contract.

For individuals under 50, your total annual contributions to all your Traditional and Roth IRAs for 2002 through 2004 may not exceed the lesser of $3,000 or 100% of your "compensation" as defined by the Code.

In some cases, your purchase payments may be tax deductible.
                                                                       C-PPA- 59

TRADITIONAL IRA ANNUITIES

PURCHASE PAYMENTS

Generally:

* Except for permissible rollovers and direct transfers, purchase payments to Traditional and Roth IRAs for individuals under age 50 are limited to the lesser of 100% of compensation or an amount specified by the Code ($3,000 for 2002 and 2003-2004). This amount increases to $4,000 for tax years 2005-2007 and reaches $5,000 in 2008 (adjusted for inflation thereafter). Purchase payments up to the deductible amount for the year can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate purchase payments.

* Beginning in 2002, individuals age 50 or older can make an additional "catch-up" purchase payment of $500 a year (assuming the individual has sufficient compensation). This amount increases to $1,000 for tax years beginning in 2006.

* Purchase payments in excess of permitted amounts may be subject to a penalty tax.

* Purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after the calendar year in which you become 69 1/2.

*   These age and dollar limits do not apply to tax-free rollovers or transfers.

* If certain conditions are met, you can change your Traditional IRA purchase payment to a Roth IRA before you file your income tax return (including filing extensions).

WITHDRAWALS AND INCOME PAYMENTS

Withdrawals and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based on a ratio of all non-deductible purchase payments to the total values of all your Traditional IRAs.

We will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

MINIMUM DISTRIBUTION REQUIREMENTS

Generally, you must begin receiving withdrawals by April 1 of the calendar year following the year in which you reach age 70 1/2.

A tax penalty of 50% applies to withdrawals which should have been taken but were not. Complex rules apply to the timing and calculation of these withdrawals.




                                                               [LINUS WITH COIN]
C-PPA- 60

You may combine the money required to be withdrawn from each of your Traditional IRAs and withdraw this amount from any one or more of them.

If your spouse is your sole beneficiary and if your Contract permits, he or she may elect to continue as "owner" of the Contract.

Required minimum distribution proposed regulations were amended in January 2001 and are generally effective beginning in 2002. You have the option to use either the pre-2001 or post-2000 rules to satisfy your minimum distribution for the 2001 tax year. Please consult your tax adviser if you intend to take a distribution from your Contract during the 2001 tax year.

It is not clear whether certain income payments under a variable annuity will satisfy these rules. Consult your tax advisor prior to choosing a pay-out option.

If you intend to receive your minimum distributions which are payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult your tax advisor.

AFTER DEATH

The death benefit is generally taxable to the recipient in the same manner as if paid in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).

Generally, if you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest within five years after the year of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

If your spouse is your beneficiary, and, if your Contract permits, your spouse may delay the start of these payments until December 31 of the year in which the decedent would have reached age 70 1/2.

If you die after required withdrawals begin, payments of your entire remaining interest must be made in a manner and over a period as provided by the Code (and any applicable regulations).
                                                                       C-PPA- 61

ROTH IRA ANNUITIES

GENERAL

Roth IRAs are different from other IRAs because you have the opportunity to enjoy tax-free earnings. However, you can only make after-tax purchase payments to a Roth IRA.

PURCHASE PAYMENTS

Roth IRA purchase payments for individuals under age 50 are non-deductible and are limited to the lesser of 100% of compensation or the amount deductible under the Code ($3,000 for tax years 2002 through 2004), including contributions to all your Traditional and Roth IRAs). This amount increases to $4,000 for tax years 2005-2007 and reaches $5,000 in 2008 (adjusted for inflation thereafter). You may contribute up to the annual contribution limit, if your modified adjusted gross income does not exceed $95,000 ($150,000 for married couples filing jointly). Purchase payment limits are phased out if your adjusted gross income is between:

       STATUS                          INCOME
     ----------
                                    -----------
     Individual                  $95,000--$110,000
   Married filing
        jointly                  $150,000--$160,000
   Married filing
      separately                    $0--$10,000

     -- Annual purchase payment limits do not apply to a rollover from a Roth IRA to another Roth IRA or a conversion from a Traditional IRA to a Roth IRA.

     --   You can contribute to a Roth IRA after age 70 1/2.

     -- If you exceed the purchase payment limits, you may be subject to a tax penalty.

     -- If certain conditions are met, you can change your Roth IRA contribution to a Traditional IRA before you file your income return (including filing extensions).

WITHDRAWALS

Generally, withdrawals of earnings from Roth IRAs are free from Federal income tax if they meet the following two requirements:

*   The withdrawal is:

     -- At least five taxable years after your first purchase payment to a Roth IRA, and

*   The withdrawal is made:

     --   On or after you reach age 59 1/2;

     --   Upon your death or disability; or

     --   For a qualified first-time home purchase (up to $10,000).

Withdrawals of earnings which do not meet these requirements are taxable and a 10% penalty tax may apply if made before age 59 1/2.

     For individuals under 50, annual contributions to your IRAs, including Roth IRAs, for 2002 and 2003-2004, may not exceed the lesser of $3,000 or 100% of your "compensation" as defined by the Code.
C-PPA- 62

Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. Generally, you do not pay income tax on withdrawals of purchase payments. However, withdrawals of taxable converted amounts from an non-Roth IRA prior to age 59 1/2 will be subject to the 10% penalty tax (unless you meet an exception) if made within 5 taxable years of such conversion.

The order in which money is withdrawn from a Roth IRA is as follows:

(All Roth IRAs owned by a taxpayer are combined for withdrawal purposes.)

* The first money withdrawn is any annual (non-conversion/ rollover) purchase payments to the Roth IRA. These are received tax and penalty free.

* The next money withdrawn is from conversion/rollover contributions from a non-Roth IRA, on a first-in, first-out basis. For these purposes, distributions are treated as coming first from the taxable portion of the conversion/rollover contribution. As previously discussed, depending upon when it occurs, withdrawals of taxable converted amounts may be subject to a penalty tax, or result in the acceleration of inclusion of income.

* The next money withdrawn is from earnings in the Roth IRA. This is received tax-free if it meets the requirements previously discussed, otherwise it is subject to Federal income tax and an additional 10% penalty tax may apply if you are under age 59 1/2.

* We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount withheld is determined by the Code.

CONVERSION

You may convert/rollover an existing IRA to a Roth IRA if your modified adjusted gross income does not exceed $100,000 in the year you convert.

If you are married but file separately, you may not convert a Traditional IRA into a Roth IRA.

Except to the extent you have non-deductible IRA purchase payments, the amount converted from an existing IRA into a Roth IRA is taxable. Generally, the 10% early withdrawal penalty does not apply to conversions/rollovers. (See exception discussed previously.)

If you mistakenly convert or otherwise wish to change your Roth IRA purchase payment to a Traditional IRA purchase payment, the tax law allows you to reverse your conversion provided you do so before you file your tax return for the year of the purchase payment and if certain conditions are met.

Unless you elect otherwise, the amount converted from a Traditional IRA to a Roth IRA will be subject to income tax withholding. The amount withheld is determined by the Code.

                                                                       C-PPA- 63

AFTER DEATH

Generally, when you die we must make payment of your entire interest by December 31st of the year that is the fifth anniversary of your death or begin payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

If your spouse is your beneficiary, your spouse may delay the start of required payments until December 31st of the year in which you would have reached age
70 1/2.

If your spouse is your sole beneficiary and if your Contract permits, he or she may elect to continue as "owner" of the Contract.

KEOGH ANNUITIES

GENERAL

Pension and profit-sharing plans satisfying certain Code provisions are considered to be "Keogh" plans.

PURCHASE PAYMENTS

Generally, all purchase payments will be contributed on a "before-tax" basis. This means that the purchase payments either reduce your income, entitle you to a tax deduction or are not subject to current income tax.

Under some circumstances, "after-tax" purchase payments can be made to certain annuities. These purchase payments do not reduce your taxable income or give you a tax deduction.

There are annual purchase payment limits for your Keogh annuities. Purchase payments in excess of these limits may result in adverse tax consequences.

Your contract may accept certain direct transfers and rollovers from other qualified plan accounts and contracts which are not subject to the annual limitation on purchase payments.

PARTIAL AND FULL WITHDRAWALS

If certain requirements are met, you may be able to transfer amounts in your Contract to another eligible retirement plan or IRA.

Because your purchase payments are generally on a before-tax basis, you pay income taxes on the full amount of money you withdraw as well as income earned under the contract. Withdrawals attributable to any after-tax contributions are not subject to income tax.

C-PPA- 64

MINIMUM DISTRIBUTION REQUIREMENTS

Generally, you must begin receiving withdrawals from your Contract by April 1 of the calendar year following the later of:

*   The year you turn age 70 1/2 or

* Provided you do not own 5% or more of your employer, and to the extent permitted by your plan and contract, the year you retire.

Complex rules apply to timing and calculating these withdrawals. A tax penalty of 50% applies to withdrawals, which should have been taken but were not.

It is not clear whether certain income payments under a variable annuity will satisfy this rule. Consult your tax advisor prior to choosing an income option.

If you intend to receive your minimum distributions which is payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult your tax advisor before selecting a pay-out option.

MANDATORY 20% WITHHOLDING

We are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. We are not required to withhold this money if you direct us, the trustee or the custodian of the plan to directly rollover your "eligible rollover distribution" to a traditional IRA or another eligible retirement plan.

Generally, an "eligible rollover distribution" is any amount you receive from your Contract. However, it does not include distributions that are:

*   A series of substantially equal payments made at least annually for:

     --   Your life or life expectancy

     --   Both you and your beneficiary's lives or life expectancies

     --   A specified period of 10 years or more

*   To satisfy minimum distribution requirements

*   Certain withdrawals on account of financial hardship

Other exceptions to the definition of "eligible rollover distributions" may exist.

For taxable withdrawals that are not "eligible rollover distributions" the Code requires different withholding rules which are determined at

                                                                       C-PPA- 65
the time of payment. You may elect out of these withholding requirements.

AFTER DEATH

The death benefit is generally taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).

If you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest in the Contract by the December 31st of the year that is the fifth anniversary of your death or begin payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

If your spouse is your beneficiary and if your Contract permits, your spouse may delay the start of distributions until December 31st of the year in which you would have reached age 70 1/2.

If you die after required withdrawals begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code and applicable income tax regulations.

C-PPA- 66

TABLE OF CONTENTS FOR THE STATEMENT OF
ADDITIONAL INFORMATION

                                                      PAGE
COVER PAGE.................... .....................     1
TABLE OF CONTENTS................. .................     1
INDEPENDENT AUDITORS............... ................     2
SERVICES..................... ......................     2
DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE
     DEFERRED ANNUITIES AND INCOME ANNUITIES... ....     2
EARLY WITHDRAWAL CHARGE.............. ..............     2
EXPERIENCE FACTOR................. .................     2
VARIABLE INCOME PAYMENTS............. ..............     2
INVESTMENT MANAGEMENT FEES............ .............     5
PERFORMANCE DATA AND ADVERTISEMENT OF
     THE SEPARATE ACCOUNT............. .............     8
VOTING RIGHTS................... ...................     9
ERISA....................... .......................    10
TAXES....................... .......................    11
PERFORMANCE DATA................. ..................    22
FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT... ....    36
FINANCIAL STATEMENTS OF METLIFE.......... ..........    88

[PEANUTS GANG GRAPHIC]

                                                                       C-PPA- 67

APPENDIX

PREMIUM TAX TABLE

If you are a resident of one of the following jurisdictions, the percentage amount listed by the jurisdiction is the premium tax rate applicable to your Deferred Annuity or Income Annuity.

                                         Unallocated
                         IRA Deferred    Keogh               Non-Qualified
                         and Income      Deferred and        Deferred and
                         Annuities(1)    Income Annuities    Income Annuities
California...........    0.5%(2)         0.5%                2.35%
Maine................    --              --                  2.0%
Nevada...............    --              --                  3.5%
Puerto Rico..........    1.0%            1.0%                1.0%
South Dakota.........    --              --                  1.25%
West Virginia........    1.0%            1.0%                1.0%
Wyoming..............    --              --                  1.0%

----------------

(1) PREMIUM TAX RATES APPLICABLE TO IRA DEFERRED AND INCOME ANNUITIES PURCHASED FOR USE IN CONNECTION WITH INDIVIDUAL RETIREMENT TRUST OR CUSTODIAL ACCOUNTS MEETING THE REQUIREMENTS OF SEC.408(a) OF THE CODE ARE INCLUDED UNDER THE COLUMN HEADED "IRA DEFERRED AND INCOME ANNUITIES."

(2) WITH RESPECT TO DEFERRED AND INCOME ANNUITIES PURCHASED FOR USE IN CONNECTION WITH INDIVIDUAL RETIREMENT TRUST OR CUSTODIAL ACCOUNTS MEETING REQUIREMENTS OF SEC.408(a) OF THE CODE, THE ANNUITY TAX RATE IN CALIFORNIA IS 2.35% INSTEAD OF 0.5%.

PEANUTS(C) UNITED FEATURE SYNDICATE, INC.
(C)2002 METROPOLITAN LIFE INSURANCE COMPANY

                                                         [LUCY'S TAXES GRAPHICS]
C-PPA- 68

                           REQUEST FOR A STATEMENT OF
                    ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

[ ] Metropolitan Life Separate Account E, Metropolitan Series Fund, Inc., New
    England Zenith Fund and Met Investors Series Trust

[ ] American Funds Insurance Series

[ ] I have changed my address. My current address is:

-------------------------------
                                    Name -------------------------------
       (Contract Number)
                                 Address -------------------------------
-------------------------------          -------------------------------
          (Signature)                                                zip

Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893

[METLIFE LOGO]                                                     PRSRT STD
                                                               U.S. Postage Paid
                                                                    METLIFE


Metropolitan Life Insurance Company
Johnstown Office, 500 Schoolhouse Road
Johnstown, PA 15907-2914

                                   MetLife(R)

                      Metropolitan Life Insurance Company
                           Home Office: New York, NY


E0204AZXS(exp0503)MLIC.LD
02040866(0402) Printed in the U.S.A.
CPROSP(0502)

[METLIFE LOGO]                                                     PRSRT STD
                                                               U.S. Postage Paid
                                                                    METLIFE
Metropolitan Life Insurance Company
Johnstown Office, 500 Schoolhouse Road
Johnstown, PA 15907-2914

   VARIABLE ANNUITY
     May 1, 2002

                                                                       MetLife's
                                                               Financial Freedom
                                                                         Account


PROSPECTUS






[Mountain and rainbow graphic]



                                                            MetLife(R)

VARIABLE ANNUITY

  May 1, 2002




                                                           MetLife's
                                                            Enhanced
                                                  Preference Plus(R)
                                                             Account


P R O S P E C T U S

















[Mountain and rainbow graphic]


                                                       MetLife(R)

   VARIABLE ANNUITY
     May 1, 2002

                                                                       MetLife's
                                                               Financial Freedom
                                                                         Account


PROSPECTUS





[mountain and rainbow graphic]
                                                            MetLife(R)

VARIABLE ANNUITY

  May 1, 2002




                                                           MetLife's
                                                            Enhanced
                                                  Preference Plus(R)
                                                             Account


P R O S P E C T U S
















[mountain and graphic]
                                                       MetLife(R)

                                                               MAY 1, 2002

ENHANCED PREFERENCE PLUS(R) ACCOUNT VARIABLE ANNUITY
CONTRACTS ISSUED BY METROPOLITAN LIFE INSURANCE
COMPANY

This Prospectus describes group Enhanced Preference Plus Account contracts for deferred variable annuities ("Enhanced Deferred Annuities") and Enhanced Preference Plus immediate variable income annuities ("Enhanced Income Annuities"). This Prospectus also describes Financial Freedom Account Deferred Annuities ("Financial Freedom Deferred Annuities") and Financial Freedom Account Income Annuities ("Financial Freedom Income Annuities").
--------------------------------------------------------------------------------

You decide how to allocate your money among the various available investment choices. The investment choices available to you are listed in the contract for your Enhanced Deferred Annuity or Enhanced Income
Annuity. Your choices may include the Fixed Interest
Account (not described in this Prospectus) and investment divisions available through Metropolitan
Life Separate Account E which, in turn, invest in the following corresponding portfolios of the Metropolitan
Series Fund, Inc. ("Metropolitan Fund"), series of the
New England Zenith Fund ("Zenith Fund"), portfolios of the Calvert Variable Series, Inc. ("Calvert Fund"), portfolios of the Fidelity Variable Insurance Products
Funds ("Fidelity VIP Funds"), portfolios of the Met
Investors Series Trust ("Met Investors Fund") and funds of the American Funds Insurance Series
("American Funds"). For convenience, the portfolios, the series and the funds are referred to as Portfolios in this Prospectus.

  FIDELITY INVESTMENT GRADE BOND             MET/AIM MID CAP CORE EQUITY*
  LEHMAN BROTHERS()(R) AGGREGATE BOND INDEX  METLIFE MID CAP STOCK INDEX
  PIMCO TOTAL RETURN                         HARRIS OAKMARK FOCUSED VALUE
  SALOMON BROTHERS U.S. GOVERNMENT           (FORMERLY, HARRIS OAKMARK MID CAP VALUE)
  STATE STREET RESEARCH BOND INCOME          NEUBERGER BERMAN PARTNERS MID CAP VALUE
  SALOMON BROTHERS STRATEGIC BOND            CALVERT SOCIAL MID CAP GROWTH
  OPPORTUNITIES                              FI MID CAP OPPORTUNITIES*
  CALVERT SOCIAL BALANCED                    JANUS MID CAP
  FIDELITY ASSET MANAGER                     MFS MID CAP GROWTH
  STATE STREET RESEARCH DIVERSIFIED          STATE STREET RESEARCH AGGRESSIVE GROWTH
  LORD ABBETT BOND DEBENTURE                 LOOMIS SAYLES SMALL CAP
  AMERICAN FUNDS GROWTH-INCOME               RUSSELL 2000()(R) INDEX
  METLIFE STOCK INDEX                        STATE STREET RESEARCH AURORA (FORMERLY, STATE STREET
  MFS INVESTORS TRUST                        RESEARCH AURORA SMALL CAP VALUE)
  MFS RESEARCH MANAGERS                      FRANKLIN TEMPLETON SMALL CAP GROWTH
  STATE STREET RESEARCH INVESTMENT TRUST     MET/AIM SMALL CAP GROWTH*
  DAVIS VENTURE VALUE                        T. ROWE PRICE SMALL CAP GROWTH
  FI STRUCTURED EQUITY*                      PIMCO INNOVATION
  FIDELITY EQUITY-INCOME                     SCUDDER GLOBAL EQUITY
  HARRIS OAKMARK LARGE CAP VALUE             FIDELITY OVERSEAS
  STATE STREET RESEARCH LARGE CAP VALUE*     MFS RESEARCH INTERNATIONAL
  AMERICAN FUNDS GROWTH                      MORGAN STANLEY EAFE()(R) INDEX
  FIDELITY GROWTH                            PUTNAM INTERNATIONAL STOCK
  JANUS GROWTH                               STATE STREET RESEARCH CONCENTRATED INTERNATIONAL*
  PUTNAM LARGE CAP GROWTH                    AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
  T. ROWE PRICE LARGE CAP GROWTH

*These Portfolios are anticipated to be available on or about May 1, 2002, subject to state approval.

HOW TO LEARN MORE:

Before investing, read this Prospectus. The Prospectus contains information about the Enhanced Deferred
Annuities, Enhanced Income Annuities and Metropolitan
Life Separate Account E which you should know before investing. Keep this Prospectus for future reference.
For more information, request a copy of the Statement of Additional Information ("SAI"), dated May 1, 2002.
The SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page FFA-94 of this Prospectus. To request a free copy of the SAI or to ask questions, write or call:

Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893
Phone: (800) 638-7732

                          [SNOOPY WITH BRIEFCASE GRAPHIC]
The Securities and Exchange Commission has a Web site
(http://www.sec.gov) which you may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.

This Prospectus is not valid unless attached to the current Metropolitan Fund, Zenith Fund, Calvert Fund,
Fidelity VIP Funds, Met Investors Fund and American
Funds prospectuses, as applicable, which are attached to the back of this Prospectus. You should also read these prospectuses carefully before purchasing an Enhanced Deferred Annuity or Enhanced Income Annuity.

ENHANCED DEFERRED
ANNUITIES AVAILABLE:
     --  TSA
     --  403(a)
     --  PEDC
     --  Traditional IRA
     --  Non-Qualified
     --  Non-Qualified (for certain deferred arrangements or plans)

ENHANCED INCOME
ANNUITIES AVAILABLE:
     --  TSA
     --  403(a)
     --  PEDC
     --  Traditional IRA
     --  Non-Qualified
     --  Non-Qualified (for certain deferred arrangements or plans)

A WORD ABOUT
INVESTMENT RISK:


An investment in any of these variable annuities involves investment risk. You could lose money you invest. Money invested is NOT:
     --  a bank deposit or obligation;

     --  federally insured or guaranteed; or

     --  endorsed by any bank or other financial institution.

                                 [METLIFE LOGO]

                                                               MAY 1, 2002

FINANCIAL FREEDOM ACCOUNT VARIABLE ANNUITY CONTRACTS ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

This Prospectus describes group Financial Freedom Account contracts for deferred variable annuities ("Financial Freedom Deferred Annuities") and Financial Freedom immediate variable income annuities ("Financial Freedom Income Annuities"). This Prospectus also describes Enhanced Preference Plus Account Deferred Annuities ("Enhanced Deferred Annuities") and Enhanced Preference Plus Account Income Annuities ("Enhanced Income Annuities").
--------------------------------------------------------------------------------

You decide how to allocate your money among the various available investment choices. The investment choices available to you are listed in the contract for your Financial Freedom Deferred Annuity or
Financial Freedom Income Annuity. Your choices may include the Fixed Interest Account (not described in this Prospectus) and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan
Fund"), portfolios of the Calvert Variable Series,
Inc. ("Calvert Fund"), series of the New England
Zenith Fund ("Zenith Fund"), portfolios of the
Fidelity Variable Insurance Products Funds ("Fidelity
VIP Funds"), portfolios of the Met Investors Series
Trust ("Met Investors Fund") and funds of the American
Funds Insurance Series ("American Funds"). For convenience, the portfolios, the series and the funds are referred to as Portfolios in this Prospectus.

  FIDELITY MONEY MARKET                      MET/AIM MID CAP CORE EQUITY*
  FIDELITY INVESTMENT GRADE BOND             METLIFE MID CAP STOCK INDEX
  LEHMAN BROTHERS(R) AGGREGATE BOND INDEX    HARRIS OAKMARK FOCUSED VALUE
  PIMCO TOTAL RETURN                         (FORMERLY, HARRIS OAKMARK MID CAP VALUE)
  SALOMON BROTHERS U.S. GOVERNMENT           NEUBERGER BERMAN PARTNERS MID CAP VALUE
  STATE STREET RESEARCH BOND INCOME          CALVERT SOCIAL MID CAP GROWTH
  SALOMON BROTHERS STRATEGIC BOND            FI MID CAP OPPORTUNITIES*
  OPPORTUNITIES                              JANUS MID CAP
  CALVERT SOCIAL BALANCED                    MFS MID CAP GROWTH
  FIDELITY ASSET MANAGER                     STATE STREET RESEARCH AGGRESSIVE GROWTH
  STATE STREET RESEARCH DIVERSIFIED          LOOMIS SAYLES SMALL CAP
  LORD ABBETT BOND DEBENTURE                 RUSSELL 2000(R) INDEX
  AMERICAN FUNDS GROWTH-INCOME               STATE STREET RESEARCH AURORA (FORMERLY, STATE STREET
  METLIFE STOCK INDEX                        RESEARCH AURORA SMALL CAP VALUE)
  MFS INVESTORS TRUST                        FRANKLIN TEMPLETON SMALL CAP GROWTH
  MFS RESEARCH MANAGERS                      MET/AIM SMALL CAP GROWTH*
  STATE STREET RESEARCH INVESTMENT TRUST     T. ROWE PRICE SMALL CAP GROWTH
  DAVIS VENTURE VALUE                        PIMCO INNOVATION
  FI STRUCTURED EQUITY*                      SCUDDER GLOBAL EQUITY
  FIDELITY EQUITY-INCOME                     FIDELITY OVERSEAS
  HARRIS OAKMARK LARGE CAP VALUE             MFS RESEARCH INTERNATIONAL
  STATE STREET RESEARCH LARGE CAP VALUE*     MORGAN STANLEY EAFE(R) INDEX
  AMERICAN FUNDS GROWTH                      PUTNAM INTERNATIONAL STOCK
  FIDELITY GROWTH                            STATE STREET RESEARCH CONCENTRATED INTERNATIONAL*
  JANUS GROWTH                               AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
  PUTNAM LARGE CAP GROWTH
  T. ROWE PRICE LARGE CAP GROWTH

*These Portfolios are anticipated to be available on or about May 1, 2002, subject to state approval.

HOW TO LEARN MORE:

Before investing, read this Prospectus. The Prospectus contains information about the Financial Freedom
Deferred Annuities, Financial Freedom Income Annuities and Metropolitan Life Separate Account E which you should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated May 1, 2002. The SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page FFA-93 of this Prospectus. To request a free copy of the SAI or to ask questions, write or call:

Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893
Phone: (800) 638-7732

                          [SNOOPY WITH BRIEFCASE GRAPHIC]
The Securities and Exchange Commission has a Web site
(http://www.sec.gov) which you may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.

This Prospectus is not valid unless attached to the current Metropolitan Fund, Zenith Fund, Calvert Fund,
Fidelity VIP Funds, Met Investors Fund and American
Funds prospectuses, as applicable, which are attached to the back of this Prospectus. You should also read these prospectuses carefully before purchasing a Financial Freedom Deferred Annuity or Financial
Freedom Income Annuity.

FINANCIAL FREEDOM
DEFERRED ANNUITIES
AVAILABLE:
     --  TSA

     --  403(a)

     --  Non-Qualified (for certain deferred arrangements and plans)

FINANCIAL FREEDOM
INCOME ANNUITIES
AVAILABLE:
     --  TSA

     --  403(a)

     --  Non-Qualified (for certain deferred arrangements and plans)

A WORD ABOUT
INVESTMENT RISK:


An investment in any of these variable annuities involves investment risk. You could lose money you invest. Money invested is NOT:
     --  a bank deposit or obligation;
     --  federally insured or guaranteed; or
     --  endorsed by any bank or other financial institution.

                                 [METLIFE LOGO]

      TABLE OF CONTENTS


IMPORTANT TERMS YOU SHOULD KNOW............ ............   FFA-4
TABLE OF EXPENSES................... ...................   FFA-7
ACCUMULATION UNIT VALUES TABLES............ ............  FFA-22
METLIFE........................ ........................  FFA-43
METROPOLITAN LIFE SEPARATE ACCOUNT E.......... .........  FFA-43
VARIABLE ANNUITIES................... ..................  FFA-44
   A Deferred Annuity...................................  FFA-44
   An Income Annuity....................................  FFA-45
YOUR INVESTMENT CHOICES................ ................  FFA-45
DEFERRED ANNUITIES................... ..................  FFA-48
   The Deferred Annuity and Your Retirement Plan........  FFA-49
   Automated Investment Strategies......................  FFA-49
   Purchase Payments....................................  FFA-51
      Allocation of Purchase Payments...................  FFA-51
      Limits on Purchase Payments.......................  FFA-51
   The Value of Your Investment.........................  FFA-52
   Transfers............................................  FFA-53
   Access to Your Money.................................  FFA-53
      Systematic Withdrawal Program for Enhanced TSA and
        IRA Deferred Annuities..........................  FFA-54
      Minimum Distribution..............................  FFA-56
   Contract Fee.........................................  FFA-56
   Charges..............................................  FFA-56
      Insurance-Related Charge..........................  FFA-56
      Investment-Related Charge.........................  FFA-56
   Premium and Other Taxes..............................  FFA-57
   Early Withdrawal Charges.............................  FFA-57
      When No Early Withdrawal Charge Applies...........  FFA-58
      When A Different Early Withdrawal Charge May
        Apply ..........................................  FFA-60
   Free Look............................................  FFA-61
   Death Benefit........................................  FFA-62
   Pay-out Options (or Income Options)..................  FFA-63
INCOME ANNUITIES.................... ...................  FFA-64
   Income Payment Types.................................  FFA-65
   Allocation...........................................  FFA-67
   Minimum Size of Your Income Payment..................  FFA-67
   The Value of Your Income Payments....................  FFA-67

FFA- 2

   Transfers............................................  FFA-68
   Contract Fee.........................................  FFA-69
   Charges..............................................  FFA-69
      Insurance-Related Charge..........................  FFA-69
      Investment-Related Charge.........................  FFA-69
   Premium and Other Taxes..............................  FFA-69
   Free Look............................................  FFA-70
GENERAL INFORMATION.................. ..................  FFA-70
   Administration.......................................  FFA-70
      Purchase Payments.................................  FFA-70
      Confirming Transactions...........................  FFA-71
      Processing Transactions...........................  FFA-71
        By Telephone or Internet........................  FFA-72
        After Your Death................................  FFA-73
        Third Party Requests............................  FFA-73
        Valuation.......................................  FFA-73
   Advertising Performance..............................  FFA-74
   Changes to Your Deferred Annuity or Income Annuity...  FFA-75
   Voting Rights........................................  FFA-75
   Who Sells the Deferred Annuities and Income
      Annuities ........................................  FFA-76
   Financial Statements.................................  FFA-77
   Your Spouse's Rights.................................  FFA-77
   When We Can Cancel Your Deferred Annuity or Income
      Annuity...........................................  FFA-78
   Special Charges That Apply If Your Retirement Plan
      Terminates Its Deferred Annuity or Takes Other
      Action ...........................................  FFA-78
INCOME TAXES...................... .....................  FFA-79
TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL
  INFORMATION..................... .....................  FFA-94
APPENDIX FOR PREMIUM TAX TABLE............. ............  FFA-95
APPENDIX II FOR TEXAS OPTIONAL RETIREMENT PROGRAM ......  FFA-96

MetLife does not intend to offer the Deferred Annuities or Income Annuities anywhere they may not lawfully be offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities or Income Annuities other than the information in this Prospectus, any attached prospectuses, supplements to the prospectuses or any supplemental sales material we authorize.

[CHARLIE BROWN GRAPHIC]

                                                                          FFA- 3

IMPORTANT TERMS YOU SHOULD KNOW

ACCOUNT BALANCE

When you purchase a Deferred Annuity, an account is set up for you. Your Account Balance is the total amount of money credited to you under your Deferred Annuity including money in the investment divisions of the Separate Account and the Fixed Interest Account.

ACCUMULATION UNIT VALUE

With a Deferred Annuity, money paid-in or transferred into an investment division of the Separate Account is credited to you in the form of accumulation units. Accumulation units are established for each investment division. We determine the value of these accumulation units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.

ANNUITY UNIT VALUE

With an Income Annuity or variable pay-out option, the money paid-in or transferred into an investment division of the Separate Account is held in the form of annuity units. Annuity units are established for each investment division. We determine the value of these annuity units at the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m., but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying portfolios.

ASSUMED INVESTMENT RETURN (AIR)

Under an Income Annuity or variable pay-out option, the AIR is a percentage rate of return assumed to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given investment division to determine all subsequent payments to you.

CONTRACT

A contract is the legal agreement between MetLife and the employer, plan trustee or other entity, or the certificate issued to you under a group annuity contract. This document contains relevant provisions of your Deferred Annuity or Income Annuity. MetLife issues contracts for each of the annuities described in this Prospectus.

[SNOOPY WITH POINTER GRAPHIC]

FFA- 4

CONTRACT YEAR

Generally, the Contract Year for a Deferred Annuity is the period ending on the last day of the month in which the anniversary of when we issued the annuity occurs and each following 12 month period. However, depending on underwriting and plan requirements, the first Contract Year may range from the initial three to fifteen months the Deferred Annuity is issued.

DEFERRED ANNUITY

This term is used throughout this Prospectus when we are referring to both Enhanced Deferred Annuities and Financial Freedom Deferred Annuities.

EARLY WITHDRAWAL CHARGE

The early withdrawal charge is the amount we deduct from your Account Balance if you withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.

EXCHANGE

In this Prospectus, the New York Stock Exchange is referred to as the "Exchange."

INCOME ANNUITY

This term is used throughout this Prospectus when we are referring to both Enhanced Income Annuities and Financial Freedom Income Annuities.

INVESTMENT DIVISION

Investment divisions are subdivisions of the Separate Account. When you allocate or transfer money to an investment division, the investment division purchases shares of a portfolio (with the same name) within the Metropolitan Fund, Zenith Fund, Calvert Fund, Fidelity VIP Funds, Met Investors Fund or American Funds.

METLIFE

MetLife is Metropolitan Life Insurance Company, which is the company that issues the Deferred Annuities and Income Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."

METLIFE DESIGNATED OFFICE

The MetLife Designated Office is the MetLife office that will generally handle the processing of all your requests concerning your Deferred Annuity or Income Annuity. Your quarterly statement, payment statement and/or check stub will indicate the address of your MetLife Designated Office. The telephone number to call to make a request is 1-800-638-7732.

                                                                          FFA- 5

SEPARATE ACCOUNT

A separate account is an investment account. All assets contributed to investment divisions under the Deferred Annuities and Income Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities and Income Annuities.

VARIABLE ANNUITY

An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying portfolios. You assume the investment risk for amounts allocated to the investment divisions in a variable annuity.

YOU

In this Prospectus, depending on the context, "you" may mean either the purchaser of the Deferred Annuity or Income Annuity, the annuitant under an Income Annuity, or the participant or annuitant for whom money is invested under certain group arrangements. In cases where we are referring to giving instructions or making payments to us, for PEDC, sec.451 deferred fee arrangements, sec.451 deferred compensation plans, sec.457(f) deferred compensation plans, sec.457(e)(11) severance and death benefit plans and sec.415(m) qualified governmental excess benefit arrangements, "you" means such trustee or employer.

FFA- 6

TABLE OF EXPENSES -- ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES AND INCOME ANNUITIES

The following table shows Separate Account, Metropolitan Fund, Zenith Fund, Calvert Fund, Fidelity VIP Funds, Met Investors Fund and American Funds charges and expenses. The numbers in the table for the Separate Account, Metropolitan Fund, Zenith Fund, Calvert Fund, Fidelity VIP Funds, Met Investors Fund and American Funds are based on past experience, except where estimates are used, as noted below. The numbers in the table are subject to change. The table is not intended to show your actual total combined expenses which may be higher or lower. It does not show fees for the Fixed Interest Account or premium and other taxes which may apply. All of the Portfolios listed below are Class A except for the State Street Research Large Cap Value Portfolio, FI Mid Cap Opportunities Portfolio, FI Structured Equity Portfolio, Met/AIM Mid Cap Core Equity Portfolio, Met/AIM Small Cap Growth Portfolio and State Street Research Concentrated International Portfolio, which are Class E Portfolios, the Portfolios of the Fidelity VIP Funds, which are Initial Class Portfolios and the Portfolios of the American Funds, which are Class 2 Portfolios. We have provided examples to show you the impact of Separate Account, Metropolitan Fund, Zenith Fund, Calvert Fund, Fidelity VIP Funds, Met Investors Fund and American Funds charges and expenses on a hypothetical investment of $1,000 and an assumed 5% annual return on the investment. These examples assume that reimbursement and/or waiver of expenses was in effect.
--------------------------------------------------------------------------------
Separate Account, Metropolitan Fund, Zenith Fund, Calvert Fund, Fidelity VIP Funds, Met Investors Fund and American Funds expenses for the fiscal year ending December 31, 2001:

CONTRACT OWNER TRANSACTION EXPENSES FOR ALL INVESTMENT DIVISIONS CURRENTLY
OFFERED

  Sales Load Imposed on Purchases...........................              None
  Deferred Sales Load (as a percentage of the purchase
     payment funding the withdrawal during the accumulation
     period) (1)............................................     From 0% to 7%
  Exchange Fee..............................................              None
  Surrender Fee.............................................              None
Annual Contract Fee (2).....................................              None
Separate Account Annual Expenses (as a percentage of average account value) (3)
  General Administrative Expenses Charge....................              .20%
  Mortality and Expense Risk Charge.........................              .75%
  Total Separate Account Annual Expenses....................              .95%

                                         FFA- 7

                                                                        C             A+B+C=D
                                               A            B     OTHER EXPENSES   TOTAL EXPENSES
METROPOLITAN FUND ANNUAL EXPENSES          MANAGEMENT     12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets)       FEES        FEES    REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index
  Portfolio............................      0.25         0.00         0.13             0.38
State Street Research Diversified
  Portfolio (4)(5).....................      0.43         0.00         0.06             0.49
MetLife Stock Index Portfolio..........      0.25         0.00         0.06             0.31
State Street Research Investment Trust
  Portfolio (4)(5).....................      0.48         0.00         0.05             0.53
Harris Oakmark Large Cap Value
  Portfolio (4)(5).....................      0.75         0.00         0.11             0.86
State Street Research Large Cap Value
  Portfolio (Class E) (4)(7)(11)(10)...      0.70         0.15         0.86             1.71
Janus Growth Portfolio (4)(11).........      0.80         0.00         1.46             2.26
Putnam Large Cap Growth
  Portfolio (4)(6)(11).................      0.80         0.00         0.32             1.12
T. Rowe Price Large Cap Growth
  Portfolio (4)(5).....................      0.63         0.00         0.13             0.76
MetLife Mid Cap Stock Index
  Portfolio (6)(11)....................      0.25         0.00         0.27             0.52
Neuberger Berman Partners Mid Cap Value
  Portfolio (4)(5).....................      0.69         0.00         0.12             0.81
Janus Mid Cap Portfolio (4)............      0.67         0.00         0.07             0.74
State Street Research Aggressive Growth
  Portfolio (4)(5).....................      0.71         0.00         0.06             0.77
Russell 2000(R) Index
  Portfolio (6)(11)....................      0.25         0.00         0.31             0.56

                                                            D-E=F
                                               E        TOTAL EXPENSES
METROPOLITAN FUND ANNUAL EXPENSES           WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)  REIMBURSEMENT  REIMBURSEMENT
---------------------------------------  -----------------------------
Lehman Brothers(R) Aggregate Bond Index
  Portfolio............................       0.00           0.38
State Street Research Diversified
  Portfolio (4)(5).....................       0.00           0.49
MetLife Stock Index Portfolio..........       0.00           0.31
State Street Research Investment Trust
  Portfolio (4)(5).....................       0.00           0.53
Harris Oakmark Large Cap Value
  Portfolio (4)(5).....................       0.00           0.86
State Street Research Large Cap Value
  Portfolio (Class E) (4)(7)(11)(10)...       0.71           1.00
Janus Growth Portfolio (4)(11).........       1.31           0.95
Putnam Large Cap Growth
  Portfolio (4)(6)(11).................       0.12           1.00
T. Rowe Price Large Cap Growth
  Portfolio (4)(5).....................       0.00           0.76
MetLife Mid Cap Stock Index
  Portfolio (6)(11)....................       0.07           0.45
Neuberger Berman Partners Mid Cap Value
  Portfolio (4)(5).....................       0.00           0.81
Janus Mid Cap Portfolio (4)............       0.00           0.74
State Street Research Aggressive Growth
  Portfolio (4)(5).....................       0.00           0.77
Russell 2000(R) Index
  Portfolio (6)(11)....................       0.01           0.55

                                 FFA- 8

                                                                                    C             A+B+C=D
                                                           A            B     OTHER EXPENSES   TOTAL EXPENSES
METROPOLITAN FUND ANNUAL EXPENSES                      MANAGEMENT     12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets) (continued)       FEES        FEES    REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------------------------
State Street Research Aurora Portfolio (4)(8)...         0.85         0.00        0.13              0.98
Franklin Templeton Small Cap Growth
  Portfolio (4)(11)...                                   0.90         0.00        1.79              2.69
T. Rowe Price Small Cap Growth Portfolio (4)...          0.52         0.00        0.09              0.61
Scudder Global Equity Portfolio (4)...                   0.62         0.00        0.18              0.80
Morgan Stanley EAFE(R) Index Portfolio (11)...           0.30         0.00        0.52              0.82
Putnam International Stock Portfolio (4)(5)...           0.90         0.00        0.26              1.16

                                                                        D-E=F
                                                           E        TOTAL EXPENSES
METROPOLITAN FUND ANNUAL EXPENSES                       WAIVER/     AFTER WAIVER/
(as a percentage of average net assets) (continued)  REIMBURSEMENT  REIMBURSEMENT
---------------------------------------------------  -----------------------------
State Street Research Aurora Portfolio (4)(8)...          0.00           0.98
Franklin Templeton Small Cap Growth
  Portfolio (4)(11)...                                    1.64           1.05
T. Rowe Price Small Cap Growth Portfolio (4)...           0.00           0.61
Scudder Global Equity Portfolio (4)...                    0.00           0.80
Morgan Stanley EAFE(R) Index Portfolio (11)...            0.07           0.75
Putnam International Stock Portfolio (4)(5)...            0.00           1.16

                                                                        C             A+B+C=D
                                               A            B     OTHER EXPENSES   TOTAL EXPENSES
ZENITH FUND ANNUAL EXPENSES                MANAGEMENT     12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets)       FEES        FEES    REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------------
Salomon Brothers U.S. Government
  Portfolio (11).......................      0.55         0.00        0.18              0.73
State Street Research Bond Income
  Portfolio (4)(12)....................      0.40         0.00        0.09              0.49
Salomon Brothers Strategic Bond
  Opportunities Portfolio (8)..........      0.65         0.00        0.19              0.84
MFS Investors Trust Portfolio (11).....      0.75         0.00        0.62              1.37
MFS Research Managers
  Portfolio (5)(11)....................      0.75         0.00        0.31              1.06
Davis Venture Value Portfolio (4)(5)...      0.75         0.00        0.08              0.83
FI Structured Equity Portfolio (Class
  E) (4)(10)...........................      0.68         0.15        0.10              0.93
Harris Oakmark Focused Value
  Portfolio (5)(8).....................      0.75         0.00        0.12              0.87
FI Mid Cap Opportunities Portfolio
  (Class E) (4)(7)(10)(11).............      0.80         0.15        0.15              1.10
Loomis Sayles Small Cap
  Portfolio (4)(5)(8)..................      0.90         0.00        0.10              1.00

                                                            D-E=F
                                               E        TOTAL EXPENSES
ZENITH FUND ANNUAL EXPENSES                 WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)  REIMBURSEMENT  REIMBURSEMENT
---------------------------------------  -----------------------------
Salomon Brothers U.S. Government
  Portfolio (11).......................       0.03           0.70
State Street Research Bond Income
  Portfolio (4)(12)....................       0.00           0.49
Salomon Brothers Strategic Bond
  Opportunities Portfolio (8)..........       0.00           0.84
MFS Investors Trust Portfolio (11).....       0.47           0.90
MFS Research Managers
  Portfolio (5)(11)....................       0.16           0.90
Davis Venture Value Portfolio (4)(5)...       0.00           0.83
FI Structured Equity Portfolio (Class
  E) (4)(10)...........................       0.00           0.93
Harris Oakmark Focused Value
  Portfolio (5)(8).....................       0.00           0.87
FI Mid Cap Opportunities Portfolio
  (Class E) (4)(7)(10)(11).............       0.00           1.10
Loomis Sayles Small Cap
  Portfolio (4)(5)(8)..................       0.00           1.00

                                                                      B              A+B=C
                                                     A          OTHER EXPENSES   TOTAL EXPENSES
CALVERT FUND ANNUAL EXPENSES                     MANAGEMENT         BEFORE           BEFORE
(as a percentage of average net assets) (14)        FEES        REIMBURSEMENT    REIMBURSEMENT
-----------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio............      0.70             0.18              0.88
Calvert Social Mid Cap Growth Portfolio......      0.90             0.23              1.13

                                                                  C-D=E
                                                              TOTAL EXPENSES
CALVERT FUND ANNUAL EXPENSES                         D            AFTER
(as a percentage of average net assets) (14)   REIMBURSEMENT  REIMBURSEMENT
---------------------------------------------  -----------------------------
Calvert Social Balanced Portfolio............       0.00           0.88
Calvert Social Mid Cap Growth Portfolio......       0.00           1.13

                                                                         B              A+B=C
                                                        A          OTHER EXPENSES   TOTAL EXPENSES
FIDELITY VIP FUNDS INITIAL CLASS ANNUAL EXPENSES    MANAGEMENT         BEFORE           BEFORE
(as a percentage of average net assets) (15)           FEES        REIMBURSEMENT    REIMBURSEMENT
--------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio...       0.43             0.11              0.54
Fidelity VIP Asset Manager Portfolio....              0.53             0.11              0.64
Fidelity VIP Equity-Income Portfolio (16)(17)...      0.48             0.10              0.58
Fidelity VIP Growth Portfolio (16)(17)...             0.58             0.10              0.68
Fidelity VIP Overseas Portfolio (16)(17)...           0.73             0.19              0.92

                                                                     C-D=E
                                                                 TOTAL EXPENSES
FIDELITY VIP FUNDS INITIAL CLASS ANNUAL EXPENSES        D            AFTER
(as a percentage of average net assets) (15)      REIMBURSEMENT  REIMBURSEMENT
------------------------------------------------  -----------------------------
Fidelity VIP Investment Grade Bond Portfolio...        0.00           0.54
Fidelity VIP Asset Manager Portfolio....               0.00           0.64
Fidelity VIP Equity-Income Portfolio (16)(17)...       0.00           0.58
Fidelity VIP Growth Portfolio (16)(17)...              0.00           0.68
Fidelity VIP Overseas Portfolio (16)(17)...            0.00           0.92

                                         FFA- 9

MET INVESTORS FUND
                                                                        C             A+B+C=D
                                                 A          B     OTHER EXPENSES   TOTAL EXPENSES
ANNUAL EXPENSES                              MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets)         FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (9)...........     0.50      0.00         0.65             1.15
Lord Abbett Bond Debenture
  Portfolio (9)(12)........................     0.60      0.00         0.12             0.72
Met/AIM Mid Cap Core Equity Portfolio
  (Class E) (9)(10)........................     0.75      0.15         6.18             7.08
MFS Mid Cap Growth Portfolio (4)(9)........     0.65      0.00         1.70             2.35
Met/AIM Small Cap Growth Portfolio (Class
  E) (9)(10)...............................     0.90      0.15         4.07             5.12
PIMCO Innovation Portfolio (9).............     1.05      0.00         2.92             3.97
MFS Research International
  Portfolio (4)(9).........................     0.80      0.00         4.28             5.08
State Street Research Concentrated
  International Portfolio (Class
  E) (9)(10)...............................     0.85      0.15         4.59             5.59

MET INVESTORS FUND
                                                                D-E=F
                                                   E        TOTAL EXPENSES
ANNUAL EXPENSES                                 WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)      REIMBURSEMENT  REIMBURSEMENT
-------------------------------------------  -----------------------------
PIMCO Total Return Portfolio (9)...........       0.50           0.65
Lord Abbett Bond Debenture
  Portfolio (9)(12)........................       0.02           0.70
Met/AIM Mid Cap Core Equity Portfolio
  (Class E) (9)(10)........................       6.03           1.05
MFS Mid Cap Growth Portfolio (4)(9)........       1.55           0.80
Met/AIM Small Cap Growth Portfolio (Class
  E) (9)(10)...............................       3.92           1.20
PIMCO Innovation Portfolio (9).............       2.87           1.10
MFS Research International
  Portfolio (4)(9).........................       4.08           1.00
State Street Research Concentrated
  International Portfolio (Class
  E) (9)(10)...............................       4.34           1.25

AMERICAN FUNDS CLASS 2
                                                                        C             A+B+C=D
                                                A          B          OTHER        TOTAL EXPENSES
ANNUAL EXPENSES                             MANAGEMENT   12b-1   EXPENSES BEFORE   BEFORE WAIVER/
(as a percentage of average net assets)        FEES      FEES     REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------------
American Funds Growth-Income
  Portfolio(4)(10)........................     0.33      0.25         0.02              0.60
American Funds Growth Portfolio(4)(10)....     0.37      0.25         0.01              0.63
American Funds Global Small Capitalization
  Portfolio(4)(10)........................     0.80      0.25         0.03              1.08

AMERICAN FUNDS CLASS 2
                                                               D-E=F
                                                  E        TOTAL EXPENSES
ANNUAL EXPENSES                                WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)     REIMBURSEMENT  REIMBURSEMENT
------------------------------------------  -----------------------------
American Funds Growth-Income
  Portfolio(4)(10)........................       0.00           0.60
American Funds Growth Portfolio(4)(10)....       0.00           0.63
American Funds Global Small Capitalization
  Portfolio(4)(10)........................       0.00           1.08

EXAMPLE
If you surrender your Deferred Annuity (withdraw all your money) at the end of the time periods listed below, you would bear directly or indirectly the following expenses on a $1,000 investment in each investment division listed below, assuming a 5% annual return on assets:(13)

                                                                   1             3             5            10
                                                                  YEAR         YEARS         YEARS         YEARS
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Division.................      $71          $ 86          $105          $179
Lehman Brothers(R) Aggregate Bond Index Division............       69            81            96           161
PIMCO Total Return Division.................................       72            90           111           191
Salomon Brothers U.S. Government Division...................       72            91           113           197
State Street Research Bond Income Division..................       70            85           102           173
Salomon Brothers Strategic Bond Opportunities Division......       74            96           121           212
Calvert Social Balanced Division............................       74            97           123           216
Fidelity VIP Asset Manager Division.........................       72            90           110           190
State Street Research Diversified Division..................       70            85           102           173
Lord Abbett Bond Debenture Division.........................       72            91           113           197
American Funds Growth-Income Division.......................       71            88           108           186
MetLife Stock Index Division................................       68            79            92           153
MFS Investors Trust Division................................       75            98           124           218
MFS Research Managers Division..............................       75            98           124           218
State Street Research Investment Trust Division.............       71            86           104           178

                                 FFA- 10


Davis Venture Value Division................................      $74         $ 96         $120         $211
FI Structured Equity Division...............................       75           99          125          222
Fidelity VIP Equity-Income Division.........................       71           88          107          183
Harris Oakmark Large Cap Value Division.....................       74           96          122          214
State Street Research Large Cap Value Division..............       76          101          129          229
American Funds Growth Division..............................       72           89          110          189
Fidelity VIP Growth Division................................       72           91          112          194
Janus Growth Division.......................................       75           99          127          224
Putnam Large Cap Growth Division............................       76          101          129          229
T. Rowe Price Large Cap Growth Division.....................       73           93          116          203
Met/AIM Mid Cap Core Equity Division........................       76          102          132          234
MetLife Mid Cap Stock Index Division........................       70           83          100          169
Harris Oakmark Focused Value Division.......................       74           97          122          215
Neuberger Berman Partners Mid Cap Value Division............       74           95          119          209
Calvert Social Mid Cap Growth Division......................       77          105          136          243
FI Mid Cap Opportunities Division...........................       77          104          134          240
Janus Mid Cap Division......................................       73           93          115          201
MFS Mid Cap Growth Division.................................       73           95          119          208
State Street Research Aggressive Growth Division............       73           94          117          204
Loomis Sayles Small Cap Division............................       76          101          129          229
Russell 2000(R) Index Division..............................       71           87          105          180
State Street Research Aurora Division.......................       75          100          128          227
Franklin Templeton Small Cap Growth Division................       76          102          132          234
Met/AIM Small Cap Growth Division...........................       76          107          140          250
T. Rowe Price Small Cap Growth Division.....................       72           89          108          187
PIMCO Innovation Division...................................       77          104          134          240
Scudder Global Equity Division..............................       73           95          119          208
Fidelity VIP Overseas Division..............................       75           98          125          221
MFS Research International Division.........................       76          101          129          229
Morgan Stanley EAFE(R) Index Division.......................       73           93          116          202
Putnam International Stock Division.........................       77          106          138          246
State Street Research Concentrated International Division...       78          109          142          255
American Funds Global Small Capitalization Division.........       76          103          133          238

                                        FFA- 11

If you annuitize (elect a pay-out option under your Deferred Annuity) or do not surrender your Deferred Annuity at the end of the time periods listed below, you would pay the following expenses on a $1,000 investment in each investment division listed below, assuming a 5% annual return on assets (18):

                                                                   1             3             5            10
                                                                  YEAR         YEARS         YEARS         YEARS
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Division.................      $15           $47          $ 82          $179
Lehman Brothers(R) Aggregate Bond Index Division............       14            42            73           161
PIMCO Total Return Division.................................       16            51            88           191
Salomon Brothers U.S. Government Division...................       17            52            90           197
State Street Research Bond Income Division..................       15            46            79           173
Salomon Brothers Strategic Bond Opportunities Division......       18            57            98           212
Calvert Social Balanced Division............................       19            58           100           216
Fidelity VIP Asset Manager Division.........................       16            51            87           190
State Street Research Diversified Division..................       15            46            79           173
Lord Abbett Bond Debenture Division.........................       17            52            90           197
American Funds Growth-Income Division.......................       16            49            85           186
MetLife Stock Index Division................................       13            40            70           153
MFS Investors Trust Division................................       19            59           101           218
MFS Research Managers Division..............................       19            59           101           218
State Street Research Investment Trust Division.............       15            47            81           178
Davis Venture Value Division................................       18            56            97           211
FI Structured Equity Division...............................       19            60           102           222
Fidelity VIP Equity-Income Division.........................       16            49            84           183
Harris Oakmark Large Cap Value Division.....................       19            57            99           214
State Street Research Large Cap Value Division..............       20            62           106           229
American Funds Growth Division..............................       16            50            87           189
Fidelity VIP Growth Division................................       17            52            89           194
Janus Growth Division.......................................       19            60           104           224
Putnam Large Cap Growth Division............................       20            62           106           229
T. Rowe Price Large Cap Growth Division.....................       18            54            94           203
Met/AIM Mid Cap Core Equity Division........................       21            63           109           234
MetLife Mid Cap Stock Index Division........................       14            45            77           169
Harris Oakmark Focused Value Division.......................       19            58            99           215
Neuberger Berman Partners Mid Cap Value Division............       18            56            96           209
Calvert Social Mid Cap Growth Division......................       21            66           113           243
FI Mid Cap Opportunities Division...........................       21            65           111           240
Janus Mid Cap Division......................................       17            54            92           201
MFS Mid Cap Growth Division.................................       18            56            96           208
State Street Research Aggressive Growth Division............       18            55            94           204

                                 FFA- 12


Loomis Sayles Small Cap Division............................      $20         $62         $106         $229
Russell 2000(R) Index Division..............................       15          48           82          180
State Street Research Aurora Division.......................       20          61          105          227
Franklin Templeton Small Cap Growth Division................       21          63          109          234
Met/AIM Small Cap Growth Division...........................       21          63          109          234
T. Rowe Price Small Cap Growth Division.....................       16          50           86          187
PIMCO Innovation Division...................................       21          65          111          240
Scudder Global Equity Division..............................       18          56           96          208
Fidelity VIP Overseas Division..............................       19          59          102          221
MFS Research International Division.........................       20          62          106          229
Morgan Stanley EAFE(R) Index Division.......................       17          54           93          202
Putnam International Stock Division.........................       22          67          114          246
State Street Research Concentrated International Division...       23          70          119          255
American Funds Global Small Capitalization Division.........       21          64          110          238

                                        FFA- 13

TABLE OF EXPENSES -- FINANCIAL FREEDOM DEFERRED ANNUITIES AND INCOME ANNUITIES

    The following table shows Separate Account, Metropolitan Fund, Zenith Fund, Calvert Fund, Fidelity VIP Funds, Met Investors Fund and American Funds charges and expenses. The numbers in the table for the Separate Account, Metropolitan Fund, Zenith Fund, Calvert Fund, Fidelity VIP Funds, Met Investors Fund and American Funds are based on past experience, except where estimates are used, as noted below. The numbers in the table are subject to change. The table is not intended to show your actual total combined expenses which may be higher or lower. It does not show fees for the Fixed Interest Account or premium and other taxes which may apply. All of the Portfolios listed below are Class A except for the State Street Research Large Cap Value Portfolio, FI Structured Equity Portfolio, FI Mid Cap Opportunities Portfolio, Met/AIM Mid Cap Core Equity Portfolio, Met/AIM Small Cap Growth Portfolio and State Street Research Concentrated International Portfolio, which are Class E Portfolios, the Portfolios of the Fidelity VIP Funds, which are Initial Class Portfolios, and the Portfolios of the American Funds, which are Class 2 Portfolios. We have provided examples to show you the impact of Separate Account, Metropolitan Fund, Zenith Fund, Calvert Fund, Fidelity VIP Funds, Met Investors Fund and American Funds charges and expenses on a hypothetical investment of $1,000 that has an assumed 5% annual return on the investment. These examples assume that reimbursement and/or waiver of expenses was in effect.
--------------------------------------------------------------------------------
Separate Account, Metropolitan Fund, Zenith Fund, Calvert Fund, Fidelity VIP Funds, Met Investors Fund and American Funds expenses for the fiscal year ending December 31, 2001:

CONTRACT OWNER TRANSACTION EXPENSES FOR ALL INVESTMENT DIVISIONS CURRENTLY
OFFERED

  Sales Load Imposed on Purchases...........................           None
  Deferred Sales Load (as a percentage of the purchase
     payment funding the withdrawal during the accumulation
     period)................................................           None
  Exchange Fee..............................................           None
  Surrender Fee.............................................           None
Annual Contract Fee (2).....................................           None
Separate Account Annual Expenses (as a percentage of average account value) (3)
  General Administrative Expenses Charge....................           .20%
  Mortality and Expense Risk Charge.........................           .75%
  Total Separate Account Annual Expenses....................           .95%

                                                                        C             A+B+C=D
                                               A            B     OTHER EXPENSES   TOTAL EXPENSES
METROPOLITAN FUND ANNUAL EXPENSES          MANAGEMENT     12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets)       FEES        FEES    REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index
  Portfolio............................      0.25         0.00         0.13             0.38
State Street Research Diversified
  Portfolio (4)(5).....................      0.43         0.00         0.06             0.49
MetLife Stock Index Portfolio..........      0.25         0.00         0.06             0.31
State Street Research Investment Trust
  Portfolio (4)(5).....................      0.48         0.00         0.05             0.53
Harris Oakmark Large Cap Value
  Portfolio (4)(5).....................      0.75         0.00         0.11             0.86
State Street Research Large Cap Value
  Portfolio (Class E) (4)(7)(11)(10)...      0.70         0.15         0.86             1.71
Janus Growth Portfolio (4)(11).........      0.80         0.00         1.46             2.26
Putnam Large Cap Growth
  Portfolio (4)(6)(11).................      0.80         0.00         0.32             1.12
T. Rowe Price Large Cap Growth
  Portfolio (4)(5).....................      0.63         0.00         0.13             0.76
MetLife Mid Cap Stock Index
  Portfolio (6)(11)....................      0.25         0.00         0.27             0.52
Neuberger Berman Partners Mid Cap Value
  Portfolio (4)(5).....................      0.69         0.00         0.12             0.81
Janus Mid Cap Portfolio (4)............      0.67         0.00         0.07             0.74
State Street Research Aggressive Growth
  Portfolio (4)(5).....................      0.71         0.00         0.06             0.77

                                                            D-E=F
                                               E        TOTAL EXPENSES
METROPOLITAN FUND ANNUAL EXPENSES           WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)  REIMBURSEMENT  REIMBURSEMENT
---------------------------------------  -----------------------------
Lehman Brothers(R) Aggregate Bond Index
  Portfolio............................       0.00           0.38
State Street Research Diversified
  Portfolio (4)(5).....................       0.00           0.49
MetLife Stock Index Portfolio..........       0.00           0.31
State Street Research Investment Trust
  Portfolio (4)(5).....................       0.00           0.53
Harris Oakmark Large Cap Value
  Portfolio (4)(5).....................       0.00           0.86
State Street Research Large Cap Value
  Portfolio (Class E) (4)(7)(11)(10)...       0.71           1.00
Janus Growth Portfolio (4)(11).........       1.31           0.95
Putnam Large Cap Growth
  Portfolio (4)(6)(11).................       0.12           1.00
T. Rowe Price Large Cap Growth
  Portfolio (4)(5).....................       0.00           0.76
MetLife Mid Cap Stock Index
  Portfolio (6)(11)....................       0.07           0.45
Neuberger Berman Partners Mid Cap Value
  Portfolio (4)(5).....................       0.00           0.81
Janus Mid Cap Portfolio (4)............       0.00           0.74
State Street Research Aggressive Growth
  Portfolio (4)(5).....................       0.00           0.77

                                 FFA- 14

                                                                                    C             A+B+C=D
                                                           A            B     OTHER EXPENSES   TOTAL EXPENSES
METROPOLITAN FUND ANNUAL EXPENSES                      MANAGEMENT     12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets) (continued)       FEES        FEES    REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------------------------
Russell 2000(R) Index Portfolio (6)(11)...               0.25         0.00        0.31              0.56
State Street Research Aurora Portfolio (4)(8)...         0.85         0.00        0.13              0.98
Franklin Templeton Small Cap Growth
  Portfolio (4)(11)...                                   0.90         0.00        1.79              2.69
T. Rowe Price Small Cap Growth Portfolio (4)...          0.52         0.00        0.09              0.61
Scudder Global Equity Portfolio (4)...                   0.62         0.00        0.18              0.80
Morgan Stanley EAFE(R) Index Portfolio (6)(11)...        0.30         0.00        0.52              0.82
Putnam International Stock Portfolio (4)(5)...           0.90         0.00        0.26              1.16

                                                                        D-E=F
                                                           E        TOTAL EXPENSES
METROPOLITAN FUND ANNUAL EXPENSES                       WAIVER/     AFTER WAIVER/
(as a percentage of average net assets) (continued)  REIMBURSEMENT  REIMBURSEMENT
---------------------------------------------------  -----------------------------
Russell 2000(R) Index Portfolio (6)(11)...               0.01            0.55
State Street Research Aurora Portfolio (4)(8)...         0.00            0.98
Franklin Templeton Small Cap Growth
  Portfolio (4)(11)...                                   1.64            1.05
T. Rowe Price Small Cap Growth Portfolio (4)...          0.00            0.61
Scudder Global Equity Portfolio (4)...                   0.00            0.80
Morgan Stanley EAFE(R) Index Portfolio (6)(11)...        0.07            0.75
Putnam International Stock Portfolio (4)(5)...           0.00            1.16

                                                                        C             A+B+C=D
                                               A            B     OTHER EXPENSES   TOTAL EXPENSES
ZENITH FUND ANNUAL EXPENSES                MANAGEMENT     12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets)       FEES        FEES    REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------------
Salomon Brothers U.S. Government
  Portfolio (11).......................      0.55         0.00        0.18              0.73
State Street Research Bond Income
  Portfolio (4)(12)....................      0.40         0.00        0.09              0.49
Salomon Brothers Strategic Bond
  Opportunities Portfolio (8)..........      0.65         0.00        0.19              0.84
MFS Investors Trust Portfolio (11).....      0.75         0.00        0.62              1.37
MFS Research Managers
  Portfolio (5)(11)....................      0.75         0.00        0.31              1.06
Davis Venture Value Portfolio (4)(5)...      0.75         0.00        0.08              0.83
FI Structured Equity Portfolio (Class
  E) (4)(10)...........................      0.68         0.15        0.10              0.93
Harris Oakmark Focused Value
  Portfolio (5)(8).....................      0.75         0.00        0.12              0.87
FI Mid Cap Opportunities Portfolio
  (Class E) (4)(7)(10)(11).............      0.80         0.15        0.15              1.10
Loomis Sayles Small Cap
  Portfolio (4)(5)(8)..................      0.90         0.00        0.10              1.00

                                                            D-E=F
                                               E        TOTAL EXPENSES
ZENITH FUND ANNUAL EXPENSES                 WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)  REIMBURSEMENT  REIMBURSEMENT
---------------------------------------  -----------------------------
Salomon Brothers U.S. Government
  Portfolio (11).......................      0.03           0.70
State Street Research Bond Income
  Portfolio (4)(12)....................      0.00           0.49
Salomon Brothers Strategic Bond
  Opportunities Portfolio (8)..........      0.00           0.84
MFS Investors Trust Portfolio (11).....      0.47           0.90
MFS Research Managers
  Portfolio (5)(11)....................      0.16           0.90
Davis Venture Value Portfolio (4)(5)...      0.00           0.83
FI Structured Equity Portfolio (Class
  E) (4)(10)...........................      0.00           0.93
Harris Oakmark Focused Value
  Portfolio (5)(8).....................      0.00           0.87
FI Mid Cap Opportunities Portfolio
  (Class E) (4)(7)(10)(11).............      0.00           1.10
Loomis Sayles Small Cap
  Portfolio (4)(5)(8)..................      0.00           1.00

                                                                      B              A+B=C
                                                     A          OTHER EXPENSES   TOTAL EXPENSES
CALVERT FUND ANNUAL EXPENSES                     MANAGEMENT         BEFORE           BEFORE
(as a percentage of average net assets) (14)        FEES        REIMBURSEMENT    REIMBURSEMENT
-----------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio............      0.70             0.18              0.88
Calvert Social Mid Cap Growth Portfolio......      0.90             0.23              1.13

                                                                  C-D=E
                                                              TOTAL EXPENSES
CALVERT FUND ANNUAL EXPENSES                         D            AFTER
(as a percentage of average net assets) (14)   REIMBURSEMENT  REIMBURSEMENT
---------------------------------------------  -----------------------------
Calvert Social Balanced Portfolio............      0.00            0.88
Calvert Social Mid Cap Growth Portfolio......      0.00            1.13

                                                                         B              A+B=C
                                                        A          OTHER EXPENSES   TOTAL EXPENSES
FIDELITY VIP FUNDS INITIAL CLASS ANNUAL EXPENSES    MANAGEMENT         BEFORE           BEFORE
(as a percentage of average net assets) (15)           FEES        REIMBURSEMENT    REIMBURSEMENT
--------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio.....              0.18             0.10             0.28
Fidelity VIP Investment Grade Bond Portfolio...       0.43             0.11             0.54
Fidelity VIP Asset Manager Portfolio....              0.53             0.11             0.64
Fidelity VIP Equity-Income Portfolio (16)(17)...      0.48             0.10             0.58
Fidelity VIP Growth Portfolio (16)(17)...             0.58             0.10             0.68
Fidelity VIP Overseas Portfolio (16)(17)...           0.73             0.19             0.92

                                                                     C-D=E
                                                                 TOTAL EXPENSES
FIDELITY VIP FUNDS INITIAL CLASS ANNUAL EXPENSES        D            AFTER
(as a percentage of average net assets) (15)      REIMBURSEMENT  REIMBURSEMENT
------------------------------------------------  -----------------------------
Fidelity VIP Money Market Portfolio.....              0.00           0.28
Fidelity VIP Investment Grade Bond Portfolio...       0.00           0.54
Fidelity VIP Asset Manager Portfolio....              0.00           0.64
Fidelity VIP Equity-Income Portfolio (16)(17)...      0.00           0.58
Fidelity VIP Growth Portfolio (16)(17)...             0.00           0.68
Fidelity VIP Overseas Portfolio (16)(17)...           0.00           0.92

                                        FFA- 15

MET INVESTORS FUND
                                                                        C             A+B+C=D
                                                 A          B     OTHER EXPENSES   TOTAL EXPENSES
ANNUAL EXPENSES                              MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets)         FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (9)...........     0.50      0.00        0.65              1.15
Lord Abbett Bond Debenture
  Portfolio (9)(12)........................     0.60      0.00        0.12              0.72
Met/AIM Mid Cap Core Equity Portfolio
  (Class E) (9)(10)........................     0.75      0.15        6.18              7.08
MFS Mid Cap Growth Portfolio (4)(9)........     0.65      0.00        1.70              2.35
Met/AIM Small Cap Growth Portfolio (Class
  E) (9)(10)...............................     0.90      0.15        4.07              5.12
PIMCO Innovation Portfolio (9).............     1.05      0.00        2.92              3.97
MFS Research International
  Portfolio (4)(9).........................     0.80      0.00        4.28              5.08
State Street Research Concentrated
  International Portfolio (Class
  E) (9)(10)...............................     0.85      0.15        4.59              5.59

MET INVESTORS FUND
                                                                D-E=F
                                                   E        TOTAL EXPENSES
ANNUAL EXPENSES                                 WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)      REIMBURSEMENT  REIMBURSEMENT
-------------------------------------------  -----------------------------
PIMCO Total Return Portfolio (9)...........      0.50            0.65
Lord Abbett Bond Debenture
  Portfolio (9)(12)........................      0.02            0.70
Met/AIM Mid Cap Core Equity Portfolio
  (Class E) (9)(10)........................      6.03            1.05
MFS Mid Cap Growth Portfolio (4)(9)........      1.55            0.80
Met/AIM Small Cap Growth Portfolio (Class
  E) (9)(10)...............................      3.92            1.20
PIMCO Innovation Portfolio (9).............      2.87            1.10
MFS Research International
  Portfolio (4)(9).........................      4.08            1.00
State Street Research Concentrated
  International Portfolio (Class
  E) (9)(10)...............................      4.34            1.25

AMERICAN FUNDS CLASS 2
                                                                        C             A+B+C=D
                                                 A          B     OTHER EXPENSES   TOTAL EXPENSES
ANNUAL EXPENSES                              MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
(as a percentage of average net assets)         FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
-------------------------------------------------------------------------------------------------
American Funds Growth-Income
  Portfolio (4)(10)........................     0.33      0.25        0.02              0.60
American Funds Growth Portfolio (4)(10)....     0.37      0.25        0.01              0.63
American Funds Global Small Capitalization
  Portfolio (4)(10)........................     0.80      0.25        0.03              1.08

AMERICAN FUNDS CLASS 2
                                                                D-E=F
                                                   E        TOTAL EXPENSES
ANNUAL EXPENSES                                 WAIVER/     AFTER WAIVER/
(as a percentage of average net assets)      REIMBURSEMENT  REIMBURSEMENT
-------------------------------------------  -----------------------------
American Funds Growth-Income
  Portfolio (4)(10)........................      0.00            0.60
American Funds Growth Portfolio (4)(10)....      0.00            0.63
American Funds Global Small Capitalization
  Portfolio (4)(10)........................      0.00            1.08

EXAMPLE
If you surrender your Deferred Annuity (withdraw all your money) at the end of the time periods listed below, you would bear directly or indirectly the following expenses on a $1,000 investment in each investment division listed below, assuming a 5% annual return on assets(13):

                                                                   1             3             5            10
                                                                  YEAR         YEARS         YEARS         YEARS
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Division..........................      $13           $39          $ 68          $150
Fidelity VIP Investment Grade Bond Division.................       15            47            82           179
Lehman Brothers(R) Aggregate Bond Index Division............       14            42            73           161
PIMCO Total Return Division.................................       16            51            88           191
Salomon Brothers U.S. Government Division...................       17            52            90           197
State Street Research Bond Income Division..................       15            46            79           173
Salomon Brothers Strategic Bond Opportunities Division......       18            57            98           212
Calvert Social Balanced Division............................       19            58           100           216
Fidelity VIP Asset Manager Division.........................       16            51            87           190
State Street Research Diversified Division..................       15            46            79           173
Lord Abbett Bond Debenture Division.........................       17            52            90           197
American Funds Growth-Income Division.......................       16            49            85           186
MetLife Stock Index Division................................       13            40            70           153
MFS Investors Trust Division................................       19            59           101           218

                                 FFA- 16


MFS Research Managers Division..............................      $19         $59         $101         $218
State Street Research Investment Trust Division.............       15          47           81          178
Davis Venture Value Division................................       18          56           97          211
FI Structured Equity Division...............................       19          60          102          222
Fidelity VIP Equity-Income Division.........................       16          49           84          183
Harris Oakmark Large Cap Value Division.....................       19          57           99          214
State Street Research Large Cap Value Division..............       20          62          106          229
American Funds Growth Division..............................       16          50           87          189
Fidelity VIP Growth Division................................       17          52           89          194
Janus Growth Division.......................................       19          60          104          224
Putnam Large Cap Growth Division............................       20          62          106          229
T. Rowe Price Large Cap Growth Division.....................       18          54           94          203
Met/AIM Mid Cap Core Equity Division........................       21          63          109          234
MetLife Mid Cap Stock Index Division........................       14          45           77          169
Harris Oakmark Focused Value Division.......................       19          58           99          215
Neuberger Berman Partners Mid Cap Value Division............       18          56           96          209
Calvert Social Mid Cap Growth Division......................       21          66          113          243
FI Mid Cap Opportunities Division...........................       19          60          104          224
Janus Mid Cap Division......................................       17          54           92          201
MFS Mid Cap Growth Division.................................       18          56           96          208
State Street Research Aggressive Growth Division............       18          55           94          204
Loomis Sayles Small Cap Division............................       20          62          106          229
Russell 2000(R) Index Division..............................       15          48           82          180
State Street Research Aurora Division.......................       20          61          105          227
Franklin Templeton Small Cap Growth Division................       21          63          109          234
Met/AIM Small Cap Growth Division...........................       22          68          117          250
T. Rowe Price Small Cap Growth Division.....................       16          50           86          187
PIMCO Innovation Division...................................       21          65          111          240
Scudder Global Equity Division..............................       18          56           96          208
Fidelity VIP Overseas Division..............................       19          59          102          221
MFS Research International Division.........................       20          62          106          229
Morgan Stanley EAFE(R) Index Division.......................       17          54           93          202
Putnam International Stock Division.........................       22          67          114          246
State Street Research Concentrated International Division...       23          70          119          255
American Funds Global Small Capitalization Division.........       21          64          110          238

                                        FFA- 17

If you annuitize (elect a pay-out option under your Deferred Annuity) or do not surrender your Deferred Annuity at the end of the time periods listed below, you would pay the following expenses on a $1,000 investment in each investment division listed below, assuming a 5% annual return on assets(18):

                                                                   1             3             5            10
                                                                  YEAR         YEARS         YEARS         YEARS
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Division..........................      $13           $39           $68          $150
Fidelity VIP Investment Grade Bond Division.................       15            47            82           179
Lehman Brothers(R) Aggregate Bond Index Division............       14            42            73           161
PIMCO Total Return Division.................................       16            51            88           191
Salomon Brothers U.S. Government Division...................       17            52            90           197
State Street Research Bond Income Division..................       15            46            79           173
Salomon Brothers Strategic Bond Opportunities Division......       18            57            98           212
Calvert Social Balanced Division............................       19            58           100           216
Fidelity VIP Asset Manager Division.........................       16            51            87           190
State Street Research Diversified Division..................       15            46            79           173
Lord Abbett Bond Debenture Division.........................       17            52            90           197
American Funds Growth-Income Division.......................       16            49            85           186
MetLife Stock Index Division................................       13            40            70           153
MFS Investors Trust Division................................       19            59           101           218
MFS Research Managers Division..............................       19            59           101           218
State Street Research Investment Trust Division.............       15            47            81           178
Davis Venture Value Division................................       18            56            97           211
FI Structured Equity Division...............................       19            60           102           222
Fidelity VIP Equity-Income Division.........................       16            49            84           183
Harris Oakmark Large Cap Value Division.....................       19            57            99           214
State Street Research Large Cap Value Division..............       20            62           106           229
American Funds Growth Division..............................       16            50            87           189
Fidelity VIP Growth Division................................       17            52            89           194
Janus Growth Division.......................................       19            60           104           224
Putnam Large Cap Growth Division............................       20            62           106           229
T. Rowe Price Large Cap Growth Division.....................       18            54            94           203
Met/AIM Mid Cap Core Equity Division........................       21            63           109           234
MetLife Mid Cap Stock Index Division........................       14            45            77           169
Harris Oakmark Focused Value Division.......................       19            58            99           215
Neuberger Berman Partners Mid Cap Value Division............       18            56            96           209
Calvert Social Mid Cap Growth Division......................       21            66           113           243
FI Mid Cap Opportunities Division...........................       21            65           117           250
Janus Mid Cap Division......................................       17            54            92           201

                                 FFA- 18


MFS Mid Cap Growth Division.................................      $18         $56          $96         $208
State Street Research Aggressive Growth Division............       18          55           94          204
Loomis Sayles Small Cap Division............................       20          62          106          229
Russell 2000(R) Index Division..............................       15          48           82          180
State Street Research Aurora Division.......................       20          61          105          227
Franklin Templeton Small Cap Growth Division................       21          63          109          234
Met/AIM Small Cap Growth Division...........................       21          63          109          234
T. Rowe Price Small Cap Growth Division.....................       16          50           86          187
PIMCO Innovation Division...................................       21          65          111          240
Scudder Global Equity Division..............................       18          56           96          208
Fidelity VIP Overseas Division..............................       19          59          102          221
MFS Research International Division.........................       20          62          106          229
Morgan Stanley EAFE(R) Index Division.......................       17          54           93          202
Putnam International Stock Division.........................       22          67          114          246
State Street Research Concentrated International Division...       23          70          119          255
American Funds Global Small Capitalization Division.........       21          64          110          238

                                        FFA- 19

( 1) THERE ARE TIMES WHEN THE EARLY WITHDRAWAL CHARGE DOES NOT APPLY TO
     AMOUNTS THAT ARE WITHDRAWN FROM A DEFERRED ANNUITY. EACH CONTRACT YEAR YOU MAY TAKE THE GREATER OF 20% (10% FOR CERTAIN ENHANCED DEFERRED ANNUITIES) OF YOUR ACCOUNT BALANCE OR YOUR PURCHASE PAYMENTS MADE OVER 7 YEARS AGO FREE OF EARLY WITHDRAWAL CHARGES. THERE ARE NO EARLY WITHDRAWAL CHARGES APPLIED TO THE ENHANCED NON-QUALIFIED DEFERRED ANNUITIES FOR SEC.457(f) DEFERRED COMPENSATION PLANS, SEC.451 DEFERRED FEE ARRANGEMENTS, SEC.451 DEFERRED COMPENSATION PLANS AND SEC.457(e)(11) SEVERANCE AND DEATH BENEFIT PLANS.

( 2) A $20 ANNUAL CONTRACT FEE IS IMPOSED ON MONEY IN THE FIXED
     INTEREST ACCOUNT. THIS FEE MAY BE WAIVED UNDER CERTAIN
     CIRCUMSTANCES.

( 3) PURSUANT TO THE TERMS OF THE CONTRACT, OUR TOTAL SEPARATE ACCOUNT
     ANNUAL EXPENSES WILL NOT EXCEED .95% OF YOUR AVERAGE BALANCE IN THE INVESTMENT DIVISIONS. FOR PURPOSES OF PRESENTATION HERE, WE ESTIMATED THE ALLOCATION BETWEEN GENERAL ADMINISTRATIVE EXPENSES AND THE MORTALITY AND EXPENSE RISK CHARGE.

( 4) EACH PORTFOLIO'S MANAGEMENT FEE DECREASES WHEN ITS ASSETS GROW TO
     CERTAIN DOLLAR AMOUNTS. THE "BREAK POINT" DOLLAR AMOUNTS AT WHICH THE MANAGEMENT FEE DECLINES ARE MORE FULLY EXPLAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR EACH RESPECTIVE FUND.

( 5) CERTAIN METROPOLITAN FUND AND ZENITH FUND SUB-INVESTMENT MANAGERS
     DIRECTED CERTAIN PORTFOLIO TRADES TO BROKERS WHO PAID A PORTION OF THE PORTFOLIO'S EXPENSES. IN ADDITION, EACH FUND HAS ENTERED INTO ARRANGEMENTS WITH ITS CUSTODIAN WHEREBY CREDITS REALIZED AS A RESULT OF THIS PRACTICE WERE USED TO REDUCE A PORTION OF EACH PARTICIPATING PORTFOLIO'S EXPENSES. THE EXPENSE INFORMATION FOR THE METROPOLITAN FUND AND ZENITH FUND PORTFOLIOS DOES NOT REFLECT THESE REDUCTIONS OR CREDITS.

( 6) METLIFE ADVISERS, LLC ("METLIFE ADVISERS") AGREED TO PAY ALL
     EXPENSES (OTHER THAN MANAGEMENT FEES, BROKERAGE COMMISSIONS, TAXES, INTEREST AND EXTRAORDINARY OR NON-RECURRING EXPENSES) (HEREAFTER "EXPENSES") IN EXCESS OF .30% OF THE AVERAGE NET ASSETS FOR THE RUSSELL 2000(R) INDEX PORTFOLIO THROUGH APRIL 30, 2002. METLIFE ADVISERS AGREED TO PAY ALL EXPENSES IN EXCESS OF .20% OF THE AVERAGE NET ASSETS FOR THE METLIFE MID CAP STOCK INDEX AND PUTNAM LARGE CAP GROWTH PORTFOLIOS THROUGH APRIL 30, 2002. THE "OTHER EXPENSES BEFORE REIMBURSEMENT" INFORMATION FOR THESE PORTFOLIOS ASSUMES NO REDUCTION OF EXPENSES OF ANY KIND. THE "TOTAL EXPENSES AFTER WAIVER/REIMBURSEMENT" INFORMATION FOR THESE PORTFOLIOS REFLECTS EXPENSES REIMBURSED IN CALENDAR YEAR 2001. THE EFFECT OF SUCH REIMBURSEMENTS IS THAT PERFORMANCE RESULTS ARE INCREASED.

( 7) THESE PORTFOLIOS BEGAN OPERATIONS ON APRIL 30, 2002. THE "OTHER
     EXPENSES BEFORE REIMBURSEMENT" INFORMATION FOR THESE PORTFOLIOS REFLECTS AN ESTIMATE OF EXPENSES FOR CALENDER YEAR 2002. THE "TOTAL EXPENSES AFTER WAIVER/REIMBURSEMENT" REFLECTS EXPENSES AS IF THE EXPENSE REIMBURSEMENT WAS IN EFFECT FOR THE ENTIRE CURRENT YEAR. THE EFFECT OF SUCH REIMBURSEMENTS IS THAT PERFORMANCE IS INCREASED.


( 8) METLIFE ADVISERS AGREED TO PAY ALL OPERATING EXPENSES OTHER THAN
     AMORTIZATION OF EXPENSES, BROKERAGE COSTS, INTEREST, TAXES OR OTHER EXTRAORDINARY EXPENSES, IN EXCESS OF 1.00% OF THE AVERAGE NET ASSETS FOR THE LOOMIS SAYLES SMALL CAP PORTFOLIO THROUGH APRIL 30, 2002. METLIFE ADVISERS AGREED TO PAY ALL EXPENSES IN EXCESS OF .20% OF THE AVERAGE NET ASSETS OF THE STATE STREET RESEARCH AURORA PORTFOLIO THROUGH APRIL 30, 2002. METLIFE ADVISERS AGREED TO PAY THE OPERATING EXPENSES OF THE SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES AND HARRIS OAKMARK FOCUSED VALUE PORTFOLIOS (EXCLUSIVE OF ANY BROKERAGE COSTS, INTEREST, TAXES OR EXTRAORDINARY EXPENSES) IN EXCESS OF 0.90% OF AVERAGE NET ASSETS THROUGH APRIL 30, 2002. THE SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES, THE LOOMIS SAYLES SMALL CAP, THE STATE STREET RESEARCH AURORA AND THE HARRIS OAKMARK FOCUSED VALUE PORTFOLIOS' EXPENSES DID NOT EXCEED THESE LIMITATIONS FOR THE YEAR ENDED DECEMBER 31, 2001.


( 9) CLASS A SHARES OF THE MFS MID CAP GROWTH, MFS RESEARCH
     INTERNATIONAL, PIMCO TOTAL RETURN AND PIMCO INNOVATION PORTFOLIOS BEGAN OPERATIONS ON MAY 1, 2001. THE "OTHER EXPENSES BEFORE REIMBURSEMENT" FOR THESE PORTFOLIOS REFLECTS ANNUALIZED EXPENSES FOR THE FULL CALENDAR YEAR 2001. CLASS A SHARES FOR THE LORD ABBETT BOND DEBENTURE PORTFOLIO BEGAN OPERATIONS ON FEBRUARY 12, 2001. CLASS E SHARES OF THE MET/AIM MID CAP CORE EQUITY, MET/AIM SMALL CAP GROWTH AND STATE STREET RESEARCH CONCENTRATED INTERNATIONAL PORTFOLIOS BEGAN OPERATIONS IN APRIL, 2002. THE "OTHER EXPENSES BEFORE REIMBURSEMENT" INFORMATION FOR THESE PORTFOLIOS REFLECTS AN ESTIMATE OF EXPENSES FOR THE CALENDAR YEAR 2002 AND ARE BASED ON OTHER SHARE CLASS EXPENSE EXPERIENCE.

     MET INVESTORS ADVISORY LLC ("METLIFE INVESTORS") AND MET INVESTORS FUND HAVE ENTERED INTO AN EXPENSE LIMITATION AGREEMENT WHEREBY, UNTIL AT LEAST APRIL 30, 2003, METLIFE INVESTORS HAS AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE OR PAY OPERATING EXPENSES (EXCLUSIVE OF INTEREST, TAXES, BROKERAGE COMMISSIONS, OR EXTRAORDINARY EXPENSE AND 12B-1 PLAN FEES) AS NECESSARY TO LIMIT TOTAL EXPENSES TO THE PERCENTAGE OF DAILY NET ASSETS TO THE FOLLOWING PERCENTAGES: .65% FOR THE PIMCO TOTAL RETURN PORTFOLIO, 1.10% FOR THE PIMCO INNOVATION PORTFOLIO, .80% FOR THE MFS MID CAP GROWTH PORTFOLIO, 1.00% FOR THE MFS RESEARCH INTERNATIONAL PORTFOLIO, .70% FOR THE LORD ABBETT BOND DEBENTURE PORTFOLIO, 1.05% FOR THE MET/AIM SMALL CAP GROWTH PORTFOLIO, .90% FOR THE MET/AIM MID CAP CORE EQUITY PORTFOLIO AND 1.10% FOR THE STATE STREET RESEARCH CONCENTRATED INTERNATIONAL PORTFOLIO. UNDER CERTAIN CIRCUMSTANCES, ANY FEES WAIVED OR EXPENSES REIMBURSED BY THE INVESTMENT MANAGER MAY, WITH THE APPROVAL OF THE FUND'S BOARD OF TRUSTEES, BE REPAID TO THE INVESTMENT MANAGER. FOR THE MFS MID CAP GROWTH, MFS RESEARCH INTERNATIONAL, PIMCO TOTAL RETURN AND PIMCO INNOVATION PORTFOLIOS, THE "TOTAL EXPENSES AFTER WAIVER/REIMBURSEMENT" REFLECTS EXPENSES AS IF THE EXPENSE REIMBURSEMENT WAS IN EFFECT FOR THE ENTIRE CALENDAR YEAR 2001. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED.

                                 FFA- 20

(10) EACH OF THE AMERICAN, METROPOLITAN, MET INVESTORS AND ZENITH FUNDS HAS ADOPTED A DISTRIBUTION PLAN UNDER RULE 12B-1 OF THE INVESTMENT COMPANY ACT OF 1940. THE DISTRIBUTION PLAN IS DESCRIBED IN MORE DETAIL IN EACH FUND'S PROSPECTUS. WE ARE PAID THE RULE 12B-1 FEE IN CONNECTION WITH THE CLASS E SHARES OF THE METROPOLITAN, ZENITH AND MET INVESTORS FUNDS AND CLASS 2 OF THE AMERICAN FUNDS.


(11) PURSUANT TO EXPENSE AGREEMENTS, METLIFE ADVISERS HAS AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE OR PAY OPERATING EXPENSES (EXCLUSIVE OF BROKERAGE COSTS, INTEREST, TAXES OR EXTRAORDINARY EXPENSES) ("OPERATING EXPENSES") AS NECESSARY TO LIMIT TOTAL OPERATING EXPENSES TO THE ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE FOLLOWING PORTFOLIOS AS INDICATED:

                             PORTFOLIO                            PERCENTAGE
                             ---------                            ----------
    MORGAN STANLEY EAFE(R) INDEX PORTFOLIO                           0.75
    PUTNAM LARGE CAP GROWTH PORTFOLIO                                1.00
    METLIFE MID CAP STOCK INDEX PORTFOLIO                            0.45
    RUSSELL 2000(R) INDEX PORTFOLIO                                  0.55
    JANUS GROWTH PORTFOLIO                                           0.95
    FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO                    1.05
    STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO (CLASS E)        1.00
    MFS INVESTORS TRUST PORTFOLIO                                    0.90
    MFS RESEARCH MANAGERS PORTFOLIO                                  0.90
    SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO                       0.70
    FI MID CAP OPPORTUNITIES PORTFOLIO (CLASS E)                     1.10

     This waiver or agreement to pay is subject to the obligation of each class of the Portfolio separately to repay MetLife Advisers such expenses in future years, if any, when the Portfolio's class's expenses fall below the above percentages if certain conditions are met. The agreement may be terminated at any time after April 30, 2003. The "Other Expenses Before Reimbursement" information for the Morgan Stanley EAFE(R) INDEX, THE JANUS GROWTH, THE FRANKLIN TEMPLETON SMALL CAP GROWTH, THE MFS INVESTORS TRUST, THE MFS RESEARCH MANAGERS AND THE SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIOS ASSUMES NO REDUCTION OF ANY KIND. THE "TOTAL EXPENSES AFTER WAIVER/REIMBURSEMENT" INFORMATION FOR THE MORGAN STANLEY EAFE(R) INDEX PORTFOLIO REFLECTS EXPENSES AS IF THE EXPENSE AGREEMENT WAS IN EFFECT FOR THE ENTIRE CURRENT YEAR. THE "TOTAL EXPENSES AFTER WAIVER/REIMBURSEMENT" INFORMATION REFLECTS EXPENSES WAIVED OR REIMBURSED IN THE CALENDAR YEAR 2001 FOR THE JANUS GROWTH, THE FRANKLIN TEMPLETON SMALL CAP GROWTH, THE MFS INVESTORS TRUST, THE MFS RESEARCH MANAGERS AND THE SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIOS. THE EFFECT OF SUCH WAIVER AND REIMBURSEMENT IS THAT PERFORMANCE RESULTS ARE INCREASED.

(12) ON APRIL 29, 2002, THE STATE STREET RESEARCH INCOME PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE STATE STREET RESEARCH BOND INCOME PORTFOLIO OF THE ZENITH FUND AND THE LOOMIS SAYLES HIGH YIELD BOND PORTFOLIO OF THE METROPOLITAN FUND WAS MERGED INTO THE LORD ABBETT BOND DEBENTURE PORTFOLIO OF THE MET INVESTORS FUND.

(13) THESE EXAMPLES ASSUME REIMBURSEMENT AND/OR WAIVER OF EXPENSES WAS IN
     EFFECT.

(14) "OTHER EXPENSES" REFLECTS AN INDIRECT FEE RESULTING FROM THE PORTFOLIO'S OFFSET EXPENSE ARRANGEMENT WITH ITS CUSTODIAN BANK WHEREBY THE CUSTODIAN'S AND TRANSFER AGENT'S FEES MAY BE PAID INDIRECTLY BY CREDITS EARNED ON THE PORTFOLIO'S UNVESTED CASH BALANCES. THE CREDITS ARE USED TO REDUCE THE PORTFOLIO'S EXPENSES. NET OPERATING EXPENSES AFTER REDUCTIONS FOR FEES PAID INDIRECTLY WOULD BY 0.87% FOR SOCIAL BALANCED AND 1.10% FOR SOCIAL MID CAP GROWTH. THE MANAGEMENT FEES INCLUDE AN ADMINISTRATIVE FEE PAID BY THE FUND TO CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF CALVERT.

(15) THE FIDELITY VIP FUNDS HAS A DISTRIBUTION AND SERVICE PLAN TO HELP PAY DISTRIBUTION COSTS (COMMONLY KNOWN AS A RULE 12B -1 PLAN). THESE PLANS PREVENT THE FIDELITY VIP FUNDS PORTFOLIOS FROM PAYING ANY SUCH COSTS. RATHER, FIDELITY & MANAGEMENT RESEARCH COMPANY ("FMR") MAY USE ITS MANAGEMENT FEE OR OTHER ASSETS TO PAY EXPENSES FOR SELLING SHARES OF THE FIDELITY VIP FUNDS PORTFOLIOS, INCLUDING EXPENSES OF THIRD PARTIES. FMR OR FIDELITY DISTRIBUTORS CORP. PAYS METLIFE FOR PROVIDING CERTAIN DISTRIBUTION AND SHAREHOLDERS SERVICES. FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS COMPANY, INC. ALSO PAYS METLIFE FOR PROVIDING ADMINISTRATIVE SERVICES. YOU ARE NOT RESPONSIBLE FOR THESE FEES. FMR AND ITS AFFILIATES ABSORB THE FEES PAID TO METLIFE.

(16) ACTUAL OPERATING EXPENSES FOR THE FIDELITY VIP EQUITY-INCOME, GROWTH AND OVERSEAS PORTFOLIOS WERE LOWER BECAUSE A PORTION OF THE BROKERAGE COMMISSIONS THAT THE FUND PAID WAS USED TO REDUCE THE FUND'S EXPENSES. IN ADDITION, BECAUSE THROUGH ARRANGEMENTS WITH THE FUND'S CUSTODIAN, CREDITS REALIZED AS A RESULT OF UNINVESTED CASH BALANCES WERE USED TO REDUCE A PORTION OF THE FUND'S CUSTODIAN EXPENSES. THESE OFFSETS MAY BE DISCONTINUED AT ANY TIME. SEE THE FUND'S PROSPECTUS FOR MORE INFORMATION.

(17) ACTUAL ANNUAL CLASS OPERATING EXPENSES WERE LOWER BECAUSE A PORTION OF THE BROKERAGE COMMISSIONS THAT THE FUND PAID WAS USED TO REDUCE THE FUND'S EXPENSES. IN ADDITION, THROUGH ARRANGEMENTS WITH THE FUND'S CUSTODIAN, CREDITS REALIZED AS A RESULT OF UNINVESTED CASH BALANCES ARE USED TO REDUCE A PORTION OF THE FUND'S CUSTODIAN EXPENSES. THESE OFFSETS MAY BE DISCONTINUED AT ANY TIME.

(18) THIS EXAMPLE ASSUMES NO EARLY WITHDRAWAL CHARGES ARE APPLICABLE. IN ORDER TO MAKE THIS ASSUMPTION FOR A PAYOUT OPTION UNDER YOUR DEFERRED ANNUITY, WE ALSO ASSUMED THAT YOU SELECTED AN INCOME PAYMENT TYPE UNDER WHICH YOU WILL RECEIVE PAYMENTS OVER YOUR LIFETIME OR FOR A PERIOD OF AT LEAST FIVE FULL YEARS.

                                        FFA- 21

 ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES
(For an accumulation unit outstanding throughout the period)
    These tables and bar charts show fluctuations in the Accumulation Unit Values for Enhanced Deferred Annuities for each investment division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).

----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES (a)    YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------
Fidelity Money Market Division(e)................. 2001       $14.59           $15.06              0
                                                   2000        13.86            14.59              0
                                                   1999        12.62            13.86              0
                                                   1998        12.24            12.62              0
                                                   1997        11.85            12.24              0
                                                   1996        11.46            11.85              0
                                                   1995        11.02            11.46              0
                                                   1994        10.72            11.02             12
                                                   1993        10.50            10.72            657
                                                   1992        10.22            10.50              0


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value

Fidelity VIP Investment Grade Bond Division....... 2001        18.19            19.54            497
                                                   2000        16.51            18.19            371
                                                   1999        16.84            16.51            356
                                                   1998        15.62            16.84            339
                                                   1997        14.46            15.62            235
                                                   1996        14.15            14.46            165
                                                   1995        12.17            14.15             89
                                                   1994        12.77            12.17             24
                                                   1993        11.62            12.77              7
                                                   1992        10.99(d)         11.62              1


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


[LUCY WITH STOCK TICKER GRAPHIC]
                                 FFA- 22

(For an accumulation unit outstanding throughout the period)

----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES        YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------


Lehman Brothers(R) Aggregate Bond Index            2001       $10.92           $11.62            628
  Division........................................
                                                   2000         9.89            10.92            180
                                                   1999        10.12             9.89             99
                                                   1998        10.00(h)         10.12              0


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


PIMCO Total Return Division....................... 2001        10.00(g)         10.57             53


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


Salomon Brothers U.S. Government Division......... 2001        14.56(g)         15.40              7


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


State Street Research Income Division (c)......... 2001        37.87            40.68            413
                                                   2000        34.38            37.87            348
                                                   1999        35.52            34.38            393
                                                   1998        32.77            35.52            387
                                                   1997        30.13            32.77            314
                                                   1996        29.36            30.13            272
                                                   1995        24.79            29.36            213
                                                   1994        25.83            24.79            155
                                                   1993        23.43            25.83            111
                                                   1992        22.12            23.43             51


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value



Salomon Brothers Strategic Bond Opportunities      2001        15.65(g)         16.56              1
  Division........................................


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value

                                        FFA- 23

(For an accumulation unit outstanding throughout the period)

----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES        YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------
Calvert Social Balanced Division.................. 2001       $24.97           $23.01            356
                                                   2000        26.02            24.97            299
                                                   1999        23.40            26.02            286
                                                   1998        20.32            23.40            250
                                                   1997        17.08            20.32            225
                                                   1996        15.31            17.08            179
                                                   1995        11.91            15.31            129
                                                   1994        12.43            11.91             90
                                                   1993        11.62            12.43             66
                                                   1992        10.90            11.62             27


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value

Fidelity VIP Asset Manager Division............... 2001        25.00            23.75          1,541
                                                   2000        26.27            25.00          1,455
                                                   1999        23.87            26.27          1,475
                                                   1998        20.94            23.87          1,439
                                                   1997        17.52            20.94          1,346
                                                   1996        15.44            17.52          1,118
                                                   1995        13.32            15.44          1,066
                                                   1994        14.32            13.32            728
                                                   1993        11.94            14.32            292
                                                   1992        11.23(d)         11.94             81


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value

State Street Research Diversified Division........ 2001        42.89            39.79          1,092
                                                   2000        42.85            42.89            918
                                                   1999        39.79            42.85            902
                                                   1998        33.57            39.79            710
                                                   1997        28.11            33.57            515
                                                   1996        24.78            28.11            365
                                                   1995        19.69            24.78            333
                                                   1994        20.51            19.69            241
                                                   1993        18.36            20.51            125
                                                   1992        16.93            18.36             28


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


                                 FFA- 24

(For an accumulation unit outstanding throughout the period)

----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES        YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------


Loomis Sayles High Yield Bond Division (c)........ 2001       $11.05           $10.80            196
                                                   2000        11.26            11.05            156
                                                   1999         9.65            11.26            148
                                                   1998        10.53             9.65             89
                                                   1997        10.00(f)         10.53             49
GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


American Funds Growth -- Income Division.......... 2001        91.20(g)         92.64              6


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


MetLife Stock Index Division...................... 2001        44.36            38.60          4,277
                                                   2000        49.39            44.36          3,740
                                                   1999        41.28            49.39          3,697
                                                   1998        32.50            41.28          3,077
                                                   1997        24.83            32.50          2,504
                                                   1996        20.44            24.83          1,648
                                                   1995        15.07            20.44          1,062
                                                   1994        15.04            15.07            631
                                                   1993        13.86            15.04            507
                                                   1992        13.02            13.86            260


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value



MFS Investors Trust Division...................... 2001        10.11(g)          8.42              3


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


MFS Research Managers Division.................... 2001        11.36(g)          8.90              1


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value

                                        FFA- 25

(For an accumulation unit outstanding throughout the period)

----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES        YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------


State Street Research Investment Trust Division... 2001       $83.10           $68.31            969
                                                   2000        89.41            83.10            880
                                                   1999        76.19            89.41            892
                                                   1998        60.00            76.19            803
                                                   1997        47.19            60.00            656
                                                   1996        38.99            47.19            436
                                                   1995        29.57            38.99            324
                                                   1994        30.85            29.57            197
                                                   1993        27.22            30.85            123
                                                   1992        24.63            27.22             47


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


Davis Venture Value Division...................... 2001        31.36            27.60             54
                                                   2000        30.70(b)         31.36              7


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


Fidelity VIP Equity-Income Division............... 2001        38.09            35.86          2,545
                                                   2000        35.46            38.09          2,428
                                                   1999        33.67            35.46          2,717
                                                   1998        30.45            33.67          2,790
                                                   1997        23.99            30.45          2,476
                                                   1996        21.19            23.99          1,775
                                                   1995        15.84            21.19          1,200
                                                   1994        15.02            15.84            513
                                                   1993        12.83            15.02            195
                                                   1992        11.75(d)         12.83             27


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value



                                 FFA- 26

(For an accumulation unit outstanding throughout the period)

----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES        YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------


Harris Oakmark Large Cap Value Division........... 2001        $9.98           $11.70            459
                                                   2000         8.96             9.98            100
                                                   1999         9.72             8.96             54
                                                   1998        10.00(h)          9.72              0


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


American Funds Growth Division.................... 2001       153.64(g)        124.56              7


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value

Fidelity VIP Growth Division...................... 2001        48.61            39.65          3,191
                                                   2000        55.12            48.61          3,041
                                                   1999        40.49            55.12          2,921
                                                   1998        29.30            40.49          2,484
                                                   1997        23.95            29.30          2,249
                                                   1996        21.08            23.95          1,757
                                                   1995        15.72            21.08          1,218
                                                   1994        15.87            15.72            641
                                                   1993        13.43            15.87            290
                                                   1992        12.05(d)         13.43             93


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value




Janus Growth Division............................. 2001        10.00(g)          7.77             34


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


Putnam Large Cap Growth Division.................. 2001         7.25             4.97            103
                                                   2000         9.82(b)          7.25             23


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value

                                        FFA- 27

(For an accumulation unit outstanding throughout the period)

----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES        YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------


T. Rowe Price Large Cap Growth Division........... 2001       $13.14           $11.73            458
                                                   2000        13.33            13.14            286
                                                   1999        11.01            13.33             71
                                                   1998        10.00(h)         11.01              0

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


MetLife Mid Cap Stock Index Division.............. 2001        10.64            10.41            219
                                                   2000        10.00(b)         10.64             72


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


Harris Oakmark Focused Value Division............. 2001        21.87(g)         27.50             65


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value

Neuberger Berman Partners Mid Cap Value            2001        15.88            15.34            353
  Division........................................
                                                   2000        12.50            15.88            242
                                                   1999        10.73            12.50             61
                                                   1998        10.00(h)         10.73              0

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


Calvert Social Mid Cap Growth Division............ 2001        30.98            26.95            284
                                                   2000        28.04            30.98            234
                                                   1999        26.46            28.04            143
                                                   1998        20.58            26.46            127
                                                   1997        16.81            20.58             80
                                                   1996        15.80            16.81             57
                                                   1995        11.43            15.80             18
                                                   1994        12.81            11.43              2
                                                   1993        12.03            12.81              1
                                                   1992        10.78(d)         12.03              0
GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


                                 FFA- 28

(For an accumulation unit outstanding throughout the period)

----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES        YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------
Janus Mid Cap Division............................ 2001       $26.00           $16.14          3,246
                                                   2000        38.18            26.00          2,844
                                                   1999        17.29            38.18          1,964
                                                   1998        12.72            17.29            523
                                                   1997        10.00(f)         12.72            167


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


MFS Mid Cap Growth Division....................... 2001        10.00(g)          8.44             12


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


State Street Research Aggressive Growth            2001        51.71            39.05          1,667
  Division........................................
                                                   2000        56.52            51.71          1,542
                                                   1999        42.82            56.52          1,462
                                                   1998        38.02            42.82          1,533
                                                   1997        35.98            38.02          1,572
                                                   1996        33.72            35.98          1,396
                                                   1995        26.29            33.72            997
                                                   1994        27.05            26.29            625
                                                   1993        22.26            27.05            358
                                                   1992        20.37            22.26            134


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value




Loomis Sayles Small Cap Division.................. 2001        26.04            23.52             29
                                                   2000        26.26(b)         26.04              9


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value

                                        FFA- 29

(For an accumulation unit outstanding throughout the period)

----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES        YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------


Russell 2000(R) Index Division.................... 2001       $12.20           $12.19            521
                                                   2000        12.81            12.20            285
                                                   1999        10.53            12.81            130
                                                   1998        10.00(h)         10.53              0
GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


State Street Research Aurora Division............. 2001        12.27            14.09            251
                                                   2000        10.00(b)         12.27             20


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


Franklin Templeton Small Cap Growth Division...... 2001        10.00(g)          8.82             10


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


T. Rowe Price Small Cap Growth Division........... 2001        13.79            12.43          1,174
                                                   2000        15.32            13.79            959
                                                   1999        12.08            15.32            663
                                                   1998        11.79            12.08            657
                                                   1997        10.00(f)         11.79            279

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


PIMCO Innovation Division......................... 2001        10.00(g)          7.46             11


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value

                                 FFA- 30

(For an accumulation unit outstanding throughout the period)

----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES        YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------


Scudder Global Equity Division.................... 2001       $15.10           $12.55            602
                                                   2000        15.49            15.10            481
                                                   1999        12.49            15.49            361
                                                   1998        10.88            12.49            256
                                                   1997        10.00(f)         10.88            120


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value

Fidelity VIP Overseas Division.................... 2001        22.47            17.54            894
                                                   2000        28.04            22.47            867
                                                   1999        19.85            28.04            724
                                                   1998        17.77            19.85            656
                                                   1997        16.08            17.77            647
                                                   1996        14.34            16.08            397
                                                   1995        13.20            14.34            197
                                                   1994        13.10            13.20             93
                                                   1993         9.63            13.10             27
                                                   1992        11.22(d)          9.63              4


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value



MFS Research International Division............... 2001        10.00(g)          8.75              5


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value


Morgan Stanley EAFE(R) Index Division............. 2001        11.32             8.77            494
                                                   2000        13.36            11.32            194
                                                   1999        10.80            13.36             80
                                                   1998        10.00(h)         10.80              0

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value

                                        FFA- 31

(For an accumulation unit outstanding throughout the period)

----------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                        BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                          ACCUMULATION      ACCUMULATION UNITS END OF YEAR
ENHANCED PREFERENCE PLUS DEFERRED ANNUITIES        YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
----------------------------------------------------------------------------------------------------------


Putnam International Stock Division............... 2001       $16.88           $13.28            848
                                                   2000        18.96            16.88            777
                                                   1999        16.43            18.96            818
                                                   1998        13.54            16.43            837
                                                   1997        13.99            13.54            853
                                                   1996        14.38            13.99            868
                                                   1995        14.40            14.38            814
                                                   1994        13.84            14.40            558
                                                   1993         9.45            13.84            191
                                                   1992        10.63             9.45             50


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value




American Funds Global Small Capitalization         2001        15.96(g)         13.78              7
  Division........................................


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

            Year End Accumulation Unit Value

----------------------------------------

In addition to the above mentioned Accumulation Units, there were cash reserves of $56,293,338 as of December 31, 2001, applicable to Income Annuities (including those not described in this Prospectus) receiving annuity payouts.
(a)Not all investment divisions are offered under the various Enhanced Deferred Annuities.
(b)Inception Date July 5, 2000.
(c)On April 29, 2002 the assets from the State Street Research Income Division merged into State Street Research Bond Income Division and the assets from the Loomis Sayles High Yield Bond Division merged into the Lord Abbett Bond Debenture Division. These investment divisions are no longer available under the Enhanced Deferred Annuities and Income Annuities.
(d)Inception Date May 1, 1992.
(e)No longer offered under the Enhanced Deferred Annuities.
(f)Inception Date March 3, 1997.
(g)Inception date May 1, 2001.
(h)Inception Date November 9, 1998.

                                 FFA- 32

 FINANCIAL FREEDOM DEFERRED ANNUITIES
(For an accumulation unit outstanding throughout the period)

These tables and bar charts show fluctuations in the Accumulation Unit Values for Financial Freedom Deferred Annuities for each investment division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements, or other reports (such as the annual report).

--------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                       BEGINNING OF YEAR  END OF YEAR    ACCUMULATION
                                                         ACCUMULATION     ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE       UNIT VALUE   (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Division............... 2001      $ 14.59         $ 15.06          1,117
                                                  2000        13.86           14.59          1,119
                                                  1999        12.62           13.86            761
                                                  1998        12.24           12.62            148
                                                  1997        11.85           12.24             81
                                                  1996        11.46           11.85            101
                                                  1995        11.02           11.46             41
                                                  1994        10.72           11.02             26
                                                  1993        10.50           10.72             19
                                                  1992        10.22           10.50             12


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value

Fidelity VIP Investment Grade Bond Division...... 2001        18.19           19.54            399
                                                  2000        16.51           18.19            245
                                                  1999        16.84           16.51            218
                                                  1998        15.62           16.84            218
                                                  1997        14.46           15.62            170
                                                  1996        14.15           14.46            133
                                                  1995        12.17           14.15            115
                                                  1994        12.77           12.17             72
                                                  1993        11.62           12.77             46
                                                  1992        11.00           11.62             25


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value


[LUCY WITH STOCK TICKER GRAPHIC]
                                        FFA- 33

(For an accumulation unit outstanding throughout the period)

--------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                       BEGINNING OF YEAR  END OF YEAR    ACCUMULATION
                                                         ACCUMULATION     ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE       UNIT VALUE   (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index           2001      $ 10.92         $ 11.62             82
  Division.......................................
                                                  2000         9.89           10.92             26
                                                  1999        10.12            9.89              3
                                                  1998        10.00(e)        10.12              0

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value


PIMCO Total Return Division...................... 2001        10.00(f)        10.57             14


GRAPHIC TO COME

           Year End Accumulation Unit Value


Salomon Brothers U.S. Government Division........ 2001        14.56(f)        15.40             19


GRAPHIC TO COME

           Year End Accumulation Unit Value


State Street Research Income Division (b)........ 2001        37.87           40.64             52
                                                  2000        34.38           37.87             22
                                                  1999        35.52           34.38             20
                                                  1998        32.77           35.52             24
                                                  1997        30.13           32.77              5
                                                  1996        29.36(a)        30.13              0


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value


Salomon Brothers Strategic Bond Opportunities     2001        15.65(f)        16.56              2
  Division.......................................


GRAPHIC TO COME

           Year End Accumulation Unit Value

                                 FFA- 34

(For an accumulation unit outstanding throughout the period)

--------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                       BEGINNING OF YEAR  END OF YEAR    ACCUMULATION
                                                         ACCUMULATION     ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE       UNIT VALUE   (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------


Calvert Social Balanced Division................. 2001      $ 25.01         $ 23.05            267
                                                  2000        26.06           25.01            238
                                                  1999        23.44           26.06            222
                                                  1998        20.35           23.44            183
                                                  1997        17.11           20.35            162
                                                  1996        15.34           17.11            120
                                                  1995        11.93           15.34             82
                                                  1994        12.45           11.93             56
                                                  1993        11.63           12.45             35
                                                  1992        10.91           11.63             22


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value


Fidelity VIP Asset Manager Division.............. 2001        25.00           23.75            801
                                                  2000        26.27           25.00            787
                                                  1999        23.87           26.27            812
                                                  1998        20.94           23.87            815
                                                  1997        17.52           20.94            816
                                                  1996        15.44           17.52            742
                                                  1995        13.32           15.44            600
                                                  1994        14.32           13.32            511
                                                  1993        11.94           14.32            309
                                                  1992        10.78           11.94            111


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value


State Street Research Diversified Division....... 2001        42.89           39.79             76
                                                  2000        42.85           42.89             65
                                                  1999        39.79           42.85             59
                                                  1998        33.57           39.79             48
                                                  1997        28.11           33.57             20
                                                  1996        24.78(a)        28.11              0


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value


                                        FFA- 35

(For an accumulation unit outstanding throughout the period)

--------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                       BEGINNING OF YEAR  END OF YEAR    ACCUMULATION
                                                         ACCUMULATION     ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE       UNIT VALUE   (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------
Loomis Sayles High Yield Bond Division (b)....... 2001      $ 11.05         $ 10.80             65
                                                  2000        11.26           11.05             53
                                                  1999         9.65           11.26             50
                                                  1998        10.53            9.65             37
                                                  1997        10.00(d)        10.53              8

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value


American Funds Growth -- Income Division......... 2001        91.20(f)        92.64              5


GRAPHIC TO COME

           Year End Accumulation Unit Value


MetLife Stock Index Division..................... 2001        37.84           32.93          1,515
                                                  2000        42.13           37.84          1,251
                                                  1999        35.21           42.13          1,245
                                                  1998        27.72           35.21            942
                                                  1997        21.18           27.72            799
                                                  1996        17.43           21.18            514
                                                  1995        12.86           17.43            310
                                                  1994        12.83           12.86            226
                                                  1993        11.82           12.83            150
                                                  1992        11.11           11.82          1,999


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value


MFS Investors Trust Division..................... 2001        10.11(f)         8.42              1


GRAPHIC TO COME

           Year End Accumulation Unit Value


MFS Research Managers Division................... 2001        11.36(f)         8.90              2


YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value


                                 FFA- 36

(For an accumulation unit outstanding throughout the period)

--------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                       BEGINNING OF YEAR  END OF YEAR    ACCUMULATION
                                                         ACCUMULATION     ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE       UNIT VALUE   (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------
State Street Research Investment Trust            2001      $  83.1         $ 68.31             79
  Division.......................................
                                                  2000        89.41           83.10             67
                                                  1999        76.19           89.41             65
                                                  1998        60.00           76.19             56
                                                  1997        47.19           60.00             32
                                                  1996        38.99(a)        47.19              0


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value


Davis Venture Value Division..................... 2001        31.36           27.60             29
                                                  2000        30.70(e)        31.36             11

YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value

Fidelity VIP Equity-Income Division.............. 2001        38.09           35.86          1,330
                                                  2000        35.46           38.09          1,019
                                                  1999        33.67           35.46          1,036
                                                  1998        30.45           33.67            963
                                                  1997        23.99           30.45            906
                                                  1996        21.19           23.99            659
                                                  1995        15.84           21.19            445
                                                  1994        15.02           15.84            270
                                                  1993        12.83           15.02            165
                                                  1992        11.07           12.83             66


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value

Harris Oakmark Large Cap Value Division.......... 2001         9.98           11.70            103
                                                  2000         8.96            9.98             15
                                                  1999         9.72            8.96              6
                                                  1998        10.00(d)         9.72              0

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value

                                        FFA- 37

(For an accumulation unit outstanding throughout the period)

--------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                       BEGINNING OF YEAR  END OF YEAR    ACCUMULATION
                                                         ACCUMULATION     ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE       UNIT VALUE   (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------


American Funds Growth Division................... 2001      $153.64(f)      $124.56              4


YEAR END ACCUMULATION UNIT VALUE GRAPH

           Year End Accumulation Unit Value

Fidelity VIP Growth Division..................... 2001        48.61           39.65          1,859
                                                  2000        55.12           48.61          1,636
                                                  1999        40.49           55.12          1,554
                                                  1998        29.30           40.49          1,363
                                                  1997        23.95           29.30          1,317
                                                  1996        21.08           23.95          1,058
                                                  1995        15.72           21.08            762
                                                  1994        15.87           15.72            508
                                                  1993        13.43           15.87            317
                                                  1992        12.40           13.43            136


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value


Janus Growth Division............................ 2001        10.00(f)         7.77             18


GRAPHIC TO COME

           Year End Accumulation Unit Value


Putnam Large Cap Growth Division................. 2001         7.25            4.97             41
                                                  2000         9.82(e)         7.25             14


GRAPH TO COME

           Year End Accumulation Unit Value


T. Rowe Price Large Cap Growth Division.......... 2001        13.14           11.73            115
                                                  2000        13.33           13.14             82
                                                  1999        11.01           13.33             16
                                                  1998        10.00(d)        11.01              0

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value

                                 FFA- 38

(For an accumulation unit outstanding throughout the period)

--------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                       BEGINNING OF YEAR  END OF YEAR    ACCUMULATION
                                                         ACCUMULATION     ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE       UNIT VALUE   (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------


MetLife Mid Cap Stock Index Division............. 2001      $ 10.64         $ 10.41             59
                                                  2000        10.00(e)        10.64             19


YEAR END GRAPHIC

           Year End Accumulation Unit Value


Harris Oakmark Focused Value Division............ 2001        21.87(f)        27.50             24


YEAR END GRAPHIC



           Year End Accumulation Unit Value


Neuberger Berman Partners Mid Cap Value           2001        15.88           15.34            106
  Division.......................................
                                                  2000        12.50           15.88             55
                                                  1999        10.73           12.50             10
                                                  1998        10.00(d)        10.73              0

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value


Calvert Social Mid Cap Growth Division........... 2001        30.98           26.95            218
                                                  2000        28.04           30.98            160
                                                  1999        26.46           28.04            145
                                                  1998        20.58           26.46            133
                                                  1997        16.81           20.58            118
                                                  1996        15.80           16.81            108
                                                  1995        11.43           15.80             62
                                                  1994        12.81           11.43             44
                                                  1993        12.03           12.81             29
                                                  1992        10.67           12.03             16


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value


Janus Mid Cap Division........................... 2001        26.00           16.14          1,304
                                                  2000        38.18           26.00            719
                                                  1999        17.29           38.18            450
                                                  1998        12.72           17.29            140
                                                  1997        10.00(c)        12.72             52

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value

                                        FFA- 39

(For an accumulation unit outstanding throughout the period)

--------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                       BEGINNING OF YEAR  END OF YEAR    ACCUMULATION
                                                         ACCUMULATION     ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE       UNIT VALUE   (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------


MFS Mid Cap Growth Division...................... 2001      $ 10.00(f)      $  8.44             28


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value


State Street Research Aggressive Growth           2001        51.71           39.05             67
  Division.......................................
                                                  2000        56.52           51.71             45
                                                  1999        42.82           56.52             24
                                                  1998        38.02           42.82             22
                                                  1997        35.98           38.02             14
                                                  1996        33.72(a)        35.98              3


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value


Loomis Sayles Small Cap Division................. 2001        26.04           23.52             11
                                                  2000        26.26(e)        26.04              2


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value


Russell 2000(R) Index Division................... 2001        12.20           12.19            132
                                                  2000        12.81           12.20             75
                                                  1999        10.53           12.81             30
                                                  1998        10.00(d)        10.53              0

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value


State Street Research Aurora Division............ 2001        12.27           14.09            102
                                                  2000        10.00(e)        12.27             19




GRAPH OF YEAR END ACCUMULATION UNIT VALUE


           Year End Accumulation Unit Value


Franklin Templeton Small Cap Growth Division..... 2001        10.00            8.82              9


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value

                                 FFA- 40

(For an accumulation unit outstanding throughout the period)

--------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                       BEGINNING OF YEAR  END OF YEAR    ACCUMULATION
                                                         ACCUMULATION     ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE       UNIT VALUE   (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------
T. Rowe Price Small Cap Growth Division.......... 2001      $ 13.79         $ 12.43            602
                                                  2000        15.32           13.79            425
                                                  1999        12.08           15.32            317
                                                  1998        11.79           12.08            242
                                                  1997        10.00(c)        11.79            108


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value


PIMCO Innovation Division........................ 2001        10.00(f)         7.46              5


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value


Scudder Global Equity Division................... 2001        15.10           12.55            316
                                                  2000        15.49           15.10            212
                                                  1999        12.49           15.49            178
                                                  1998        10.88           12.49            146
                                                  1997        10.00(c)        10.88             56


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value


Fidelity VIP  Overseas Division.................. 2001        22.47           17.54            577
                                                  2000        28.04           22.47            560
                                                  1999        19.85           28.04            513
                                                  1998        17.77           19.85            486
                                                  1997        16.08           17.77            508
                                                  1996        14.34           16.08            365
                                                  1995        13.20           14.34            259
                                                  1994        13.10           13.20            197
                                                  1993         9.63           13.10             98
                                                  1992        10.89            9.63             24


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value


MFS Research International Division.............. 2001        10.00(f)         8.75              2


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value

                                        FFA- 41

(For an accumulation unit outstanding throughout the period)

--------------------------------------------------------------------------------------------------------
                                                                                           NUMBER OF
                                                       BEGINNING OF YEAR  END OF YEAR    ACCUMULATION
                                                         ACCUMULATION     ACCUMULATION UNITS END OF YEAR
FINANCIAL FREEDOM DEFERRED ANNUITIES              YEAR    UNIT VALUE       UNIT VALUE   (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------


Morgan Stanley EAFE(R) Index Division............ 2001      $ 11.32         $  8.77             68
                                                  2000        13.36           11.32             44
                                                  1999        10.80           13.36             11
                                                  1998        10.00(d)        10.80              0

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value


Putnam International Stock Division.............. 2001        16.88           13.28             52
                                                  2000        18.96           16.88             36
                                                  1999        16.43           18.96             24
                                                  1998        13.54           16.43             22
                                                  1997        13.99           13.54             10
                                                  1996        14.38(a)        13.99              0


GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value


American Funds Global Small Capitalization        2001        15.96(f)        13.78              4
  Division.......................................

GRAPH OF YEAR END ACCUMULATION UNIT VALUE

           Year End Accumulation Unit Value

----------------------------------------

In addition to the above mentioned Accumulation Units, there were cash reserves of $56,293,338 as of December 31, 2001, applicable to Income Annuities (including those not described in this Prospectus) receiving annuity payouts.
(a)
  Inception Date May 1, 1996.
(b)
 On April 29, 2002 the assets from the State Street Research Income Division merged into State Street Research Bond Income Division and the assets from the Loomis Sayles High Yield Bond Division merged into the Lord Abbett Bond Debenture Division. These investment divisions are no longer available under the Financial Freedom Deferred Annuities and Income Annuities.
(c)
  Inception Date March 3, 1997.
(d)
  Inception Date November 9, 1998.
(e)
  Inception Date July 5, 2000.
(f)
  Inception Date May 1, 2001.

                                 FFA- 42

METLIFE
Metropolitan Life Insurance Company ("MetLife") is a wholly-owned subsidiary of MetLife, Inc. a publicly traded company. Our main office is located at One Madison Avenue, New York, New York 10010. MetLife was formed under the laws of New York State in 1868. Headquartered in New York City, we are a leading provider of insurance and financial services to a broad spectrum of individual and group customers. MetLife, Inc., through its subsidiaries and affiliates, provides individual insurance and investment products to approximately 9 million households in the United States and corporations and other institutions with 33 million employees and members. It also has international insurance operations in 13 countries.

METROPOLITAN LIFE
SEPARATE ACCOUNT E
We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Enhanced Preference Plus Account and Financial Freedom Account Variable Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities even if that amount exceeds the assets in the Separate Account. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.

[SNOOPY AND WOODSTOCK]
                                                                         FFA- 43

VARIABLE ANNUITIES
There are two types of variable annuities described in this
     Prospectus: Deferred Annuities and Income Annuities. These annuities are "variable" because the value of your account or income varies based on the investment performance of the investment divisions you choose. In short, the value of your Deferred Annuity, your income payments under a variable pay-out option of your Deferred Annuity, or your income payments under your Income Annuity, may go up or down. Since the investment performance is not guaranteed, your money is at risk. The degree of risk will depend on the investment divisions you select. The Accumulation Unit Value or Annuity Unit Value for each investment division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.

The Deferred Annuities have a fixed interest rate option called the "Fixed Interest Account." With the Fixed Interest Account, your money earns a rate of interest that we guarantee. Income Annuities and the variable pay-out options under the Deferred Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them.

A DEFERRED ANNUITY
You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit investment returns as long as the money remains in your account.

The pay-out phase begins when you elect to have us pay you "income" payments using the money in your account. The number and the amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer various insurance benefits such as pay-out options, including our guarantee of income for your lifetime, they are "annuities."

All TSA, PEDC, 403(a) and IRA arrangements receive tax deferral under the Internal Revenue Code and/or the plan. There are no additional tax benefits from funding these tax qualified arrangements with a Deferred Annuity. Therefore, there should be reasons other than tax deferral, such as the availability of a guaranteed income for life or the death benefit, for acquiring the Deferred Annuity within these arrangements.

                                   [SNOOPY TEETER TOTTER WITH WOODSTOCK GRAPHIC]
       The group Deferred Annuities and group Income Annuities described in this Prospectus are offered to an employer, association, trust or other group for its employees, members or participants.
   A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase.
FFA- 44

AN INCOME ANNUITY
An Income Annuity, also known as an immediate annuity, only has a "pay-out" phase. You make a single purchase payment and select the type of pay-out option suited to your needs. Some of the pay-out options guarantee an income stream for your lifetime; others guarantee an income stream for both your lifetime, as well as the lifetime of another person (such as a spouse). Some Income Annuities guarantee a time period of your choice over which MetLife will make income payments. Income Annuities also have other features. The amount of the income payments you receive will depend on such things as the type of pay-out option you choose, your investment choices and the amount of your purchase payment.

YOUR INVESTMENT CHOICES
The Metropolitan Fund, Zenith Fund, Calvert Fund, Fidelity VIP Funds, Met Investors Fund and American Funds and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAI for each fund is available upon your request. The Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds prospectuses are attached at the end of this Prospectus. If any of the Calvert Fund or Fidelity VIP Funds' Portfolios are available to you, then you will also receive their prospectuses as appropriate. You should read these prospectuses carefully before making purchase payments to the investment divisions. The Class A shares available to the Deferred Annuities and the Income Annuities do not impose any 12b-1 Plan fees. However, 12b-1 Plan fees are imposed on the American Funds Portfolios, which are Class 2, and the following Portfolios: FI Structured Equity, FI Mid Cap Opportunities, State Street Research Large Cap Value, State Street Research Concentrated International, Met/AIM Mid Cap Core Equity and Met/AIM Small Cap Growth, which are all Class E.

The investment choices are listed in the approximate risk relationship among the available Portfolios with all those within the same investment style listed in alphabetical order. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The list is intended to be a guide. Please consult the appropriate Fund prospectus for more information regarding the investment objectives and investment practices of each Portfolio. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance or variable income payments based on amounts allocated to the investment divisions may go down as well as up.

While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund.
                                                                         FFA- 45

The following list of investment choices includes six portfolios that subject to state approval we anticipate will be available on or about May 1, 2002.

 Fidelity Money Market Portfolio
 Fidelity Investment Grade Bond Portfolio
 Lehman Brothers(R) Aggregate Bond
  Index Portfolio
 PIMCO Total Return Portfolio
 Salomon Brothers U.S. Government
  Portfolio
 State Street Research Bond Income
  Portfolio
 Salomon Brothers Strategic Bond
  Opportunities Portfolio
 Calvert Social Balanced Portfolio
 Fidelity Asset Manager Portfolio
 State Street Research Diversified
  Portfolio
 Lord Abbett Bond Debenture Portfolio
 American Funds Growth-Income Portfolio
 MetLife Stock Index Portfolio
 MFS Investors Trust Portfolio
 MFS Research Managers Portfolio
 State Street Research Investment Trust
  Portfolio
 Davis Venture Value Portfolio
 FI Structured Equity Portfolio
 Fidelity Equity-Income Portfolio
 Harris Oakmark Large Cap Value
  Portfolio
 State Street Research Large Cap Value
  Portfolio
 American Funds Growth Portfolio
 Fidelity Growth Portfolio
 Janus Growth Portfolio
 Putnam Large Cap Growth Portfolio
 T. Rowe Price Large Cap Growth
  Portfolio
 Met/AIM Mid Cap Core Equity Portfolio
 MetLife Mid Cap Stock Index Portfolio
 Harris Oakmark Focused Value Portfolio
 Neuberger Berman Partners Mid Cap
  Value Portfolio
 Calvert Social Mid Cap Growth Portfolio
 FI Mid Cap Opportunities Portfolio
 Janus Mid Cap Portfolio
 MFS Mid Cap Growth Portfolio
 State Street Research Aggressive Growth
  Portfolio
 Loomis Sayles Small Cap Portfolio
 Russell 2000(R) Index Portfolio
 State Street Research Aurora Portfolio
 Franklin Templeton Small Cap Growth
  Portfolio
 Met/AIM Small Cap Growth Portfolio
 T. Rowe Price Small Cap Growth
  Portfolio
 PIMCO Innovation Portfolio
 Scudder Global Equity Portfolio
 Fidelity Overseas Portfolio
 MFS Research International Portfolio
 Morgan Stanley EAFE(R) Index Portfolio
 Putnam International Stock Portfolio
 State Street Research Concentrated
  International Portfolio
 American Funds Global Small
  Capitalization Portfolio

    The investment divisions generally offer the opportunity for greater returns over the long term than our guaranteed fixed rate option.




The degree of investment risk you assume will depend on the investment divisions you choose. We have listed your choices in the approximate order of risk from the most conservative to the most aggressive with all those within the same investment style listed in alphabetical order.

                                        [SNOOPY READING MENU GRAPHIC]
FFA- 46

Subject to state approval FI Mid Cap Opportunities, FI Structured Equity, State Street Research Large Cap Value, State Street Research Concentrated International, Met/AIM Mid Cap Core Equity and Met/AIM Small Cap Growth Portfolios will be available on or about May 1, 2002.

Some of the investment choices may not be available under the terms of the Deferred Annuity or Income Annuity. The contract or other correspondence we provide you will indicate the investment divisions that are available to you. Your investment choices may be limited because:

* Your employer, association or other group contract holder limits the available investment divisions.

*   We have restricted the available investment divisions.

*   Some of the investment divisions are not approved in your state.

* For Income Annuities, some states limit you to four choices (four investment divisions or three investment divisions and the Fixed Income Option).

The investment divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of the Metropolitan Fund, Zenith Fund, Calvert Fund, Fidelity VIP Funds, Met Investors Fund or American Funds, invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund, Zenith Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The Calvert Fund, Fidelity VIP Funds and American Funds Portfolios are made available by the funds only through various insurance company annuities and life insurance policies.

The Metropolitan Fund, Zenith Fund, Calvert Fund, Fidelity VIP Funds, Met Investors Fund and American Funds are each a "series" type fund registered with the Securities and Exchange Commission as an "open-end management investment company" under the Investment Company Act of 1940 (the "1940 Act"). A "series" fund means that each Portfolio is one of several available through the fund. Except for the State Street Research Concentrated International, the Janus Mid Cap, Harris Oakmark Focused Value, MFS Mid Cap Growth, Calvert Social Balanced and Calvert Social Mid Cap Growth Portfolios, each Portfolio is "diversified" under the 1940 Act.

The Portfolios of the Metropolitan Fund and the Zenith Fund pay MetLife Advisers, LLC ("MetLife Advisers"), a MetLife affiliate, a monthly fee for its services as their investment manager. The

                                                                         FFA- 47

Portfolios of the Met Investors Fund pay Met Investors Advisory LLC, a MetLife affiliate, formerly known as Met Investors Advisory Corp., a monthly fee for its services as their investment manager. The Portfolios of the American Funds pay Capital Research and Management Company a monthly fee for its services as their investment manager. The Portfolios of the Calvert Fund pay Calvert Asset Management Company, Inc. a monthly fee for its services as their investment manager. Similarly, the Portfolios of the Fidelity VIP Funds pay Fidelity Management & Research Company a monthly fee for its services as their investment manager. These fees, as well as other expenses paid by each Portfolio, are described, as applicable, in the Metropolitan Fund, Zenith Fund, Calvert Fund, Fidelity VIP Funds, Met Investors Fund and American Funds prospectuses and SAIs.

In addition, the Metropolitan Fund, Zenith Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund, Zenith Fund or Met Investors Fund. The risks of these arrangements are also discussed in each fund's prospectus.

DEFERRED ANNUITIES
This Prospectus describes the following kinds of Deferred Annuities under which you can accumulate money:

Financial Freedom         Enhanced Preference
Account:                  Plus Account:
* TSA (Tax Sheltered      * TSA (Tax Sheltered
  Annuity)                  Annuity)
* 403(a) (Qualified       * 403(a) (Qualified
  annuity plans under       annuity plans under
  sec.403(a))               sec.403(a))
* Non-Qualified (for      * PEDC (Public Employee
  certain deferred          Deferred Compensation)
  arrangements and        * Traditional IRA
  plans)                    (Individual Retirement
                            Annuities)
                          * Non-Qualified
                          * Non-Qualified (for
                            certain deferred
                            arrangements and
                            plans)

[LINUS BUILDING SAND CASTLE GRAPHIC]

These Deferred Annuities are issued to a group. You are then a participant under the group's Deferred Annuity.

These Non-Qualified Deferred Annuities (for certain deferred arrangements and plans) include sec.457(f) deferred compensation plans, sec.451 deferred fee arrangements, sec.451 deferred compensation plans, sec.457(e)(11) severance and death benefits plans, and for Financial

FFA- 48

Freedom Deferred Annuities only, sec.415(m) qualified governmental excess benefit arrangements. The Non-Qualified Deferred Annuities for sec.457(e)(11) severance and death benefit plans have special tax risks. We no longer offer sec.457(e)(11) severance and death benefit plans but will accept purchase payments for those already issued.

Certain group Deferred Annuities may be issued to a bank that does nothing but hold them as contract holder. Deferred Annuities may be either:

*   Allocated (your Account Balance records are kept for you as an individual);
    or

* Unallocated (Account Balance records are kept for a plan or group as a whole).

THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN
If you participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, purchase payments, withdrawals, transfers, loans, the death benefit and pay-out options.

The Deferred Annuity may provide that a plan administrative fee will be paid by making a withdrawal from your Account Balance. Also, the Deferred Annuity may require that you or your beneficiary obtain a signed authorization from your employer or plan administrator to exercise certain rights. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult the Deferred Annuity contract and plan document to see how you may be affected. If you are a Texas Optional Retirement Program participant, please see Appendix II for specific information which applies to you.

AUTOMATED INVESTMENT STRATEGIES
There are five automated investment strategies available to you for Enhanced Deferred Annuities. The Equity Generator is the only investment strategy available for Financial Freedom Deferred Annuities. These investment strategies, if available to you, are without any additional charges. As with any investment program, no strategy can guarantee a gain -- you can lose money. We may modify or terminate any of the strategies at any time. You may have only one automated investment strategy in effect at a time.

THE EQUITY GENERATOR(SM): An amount equal to the interest earned in the Fixed Interest Account is transferred monthly to either the MetLife Stock Index or State Street Research Aggressive Growth investment division, based on your selection. If your Fixed Interest Account

We created these investment strategies to help you manage your money. You decide if one is appropriate for you, based upon your risk tolerance and savings goals.

[SAFE GRAPHIC]
                                                                         FFA- 49
balance at the time of a scheduled transfer is zero, this strategy is automatically discontinued.

As an added benefit of this strategy, as long as 100% of every purchase payment is allocated to the Fixed Interest Account for the life of your Deferred Annuity and you never request allocation changes or transfers, you will not pay more in early withdrawal charges than your contract earns. Early withdrawal charges may be taken from any of your earnings.

THE EQUALIZER(SM): You start with equal amounts of money in the Fixed Interest Account and your choice of either the MetLife Stock Index Division or the State Street Research Aggressive Growth Division. Each quarter amounts are transferred between the Fixed Interest Account and your chosen investment division to make the values of each equal. Say you choose the MetLife Stock Index Division. If over the quarter, it outperforms the Fixed Interest Account, money is transferred to the Fixed Interest Account. Conversely, if the Fixed Interest Account outperforms the MetLife Stock Index Division, money is transferred into the MetLife Stock Index Division.

THE REBALANCER(SM): You select a specific asset allocation for your entire Account Balance from among the investment divisions and the Fixed Interest Account. Each quarter, we transfer amounts among these options to bring the percentage of your Account Balance in each option back to your original allocation. In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy.

THE INDEX SELECTOR(SM): You may select one of five asset allocation models which are designed to correlate to various risk tolerance levels. Based on the model you choose, your entire Account Balance is allocated among the Lehman Brothers(R) Aggregate Bond Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index investment divisions and the Fixed Interest Account. Each quarter, the percentage in each of these investment divisions and the Fixed Interest Account is brought back to the model percentage by transferring amounts among the investment divisions and the Fixed Interest Account.
In the future, we may permit you to allocate less than 100% of your Account Balance to this strategy. This strategy may experience more volatility than our other strategies. The models are subject to change from time to time. We provide the elements to formulate the models. We may rely on a third party for its expertise in creating appropriate allocations.

THE ALLOCATOR(SM): Each month a dollar amount you choose is transferred from the Fixed Interest Account to any of the investment divisions you choose. You select the day of the month and the number of months over which the transfers will occur. A minimum periodic transfer of $50 is required. Once your Fixed Interest Account balance is exhausted, this strategy is automatically discontinued.

The Equity Generator and the Allocator are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals

                                                                 [SCALE GRAPHIC]
                                                             [PIE CHART GRAPHIC]
                                                                 [GLOBE GRAPHIC]

                                                            [HOUR GLASS GRAPHIC]
FFA- 50
of time. Since this involves continuously investing regardless of fluctuating prices, you should consider whether you wish to continue the strategy through periods of fluctuating prices.

PURCHASE PAYMENTS

There is no minimum purchase payment.

For Non-Qualified Deferred Annuities for certain deferred arrangements or plans (except those for sec.415(m) arrangements), we may require that each purchase payment be at least $2,000. In addition, we may require that your total purchase payments must be at least $15,000 for the first Contract Year and at least $5,000 each subsequent Contract Year.

Unless limited by tax law, you may continue to make purchase payments under Enhanced Deferred Annuities while you receive Systematic Withdrawal Program payments, as described later in this Prospectus, unless your purchase payments are made through automatic payroll deduction, salary reduction or salary deduction.

In the case of TSA Deferred Annuity money being transferred from a fixed account of another insurance company where you did not have access to your money because the company was being rehabilitated or liquidated, we may add additional money to the amount transferred to us to reflect the earlier lack of access.

ALLOCATION OF PURCHASE PAYMENTS

You decide how your money is allocated among the Fixed Interest Account and the investment divisions. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. You may also specify an effective date for the change as long as it is within 30 days after we receive the request.

LIMITS ON PURCHASE PAYMENTS

Your ability to make purchase payments may be limited by:

*   Federal tax laws.

* Our right to limit the total of your purchase payments to $500,000. We may change the maximum by telling you in writing at least 90 days in advance.


* Regulatory requirements. For example, if you reside in Washington or Oregon, we may be required to limit your ability to make purchase payments after you have held the Deferred Annuity for more than three years, if the Deferred Annuity was issued to you after you turn age 60; or after you turn age 63, if the Deferred Annuity was issued before you were age 61. (Except for an Enhanced PEDC Deferred Annuity.)

*   A withdrawal based on your leaving your job.

You may make purchase payments to your Deferred Annuity whenever you choose, up to the date you begin receiving payments from a pay-out option. However, Federal tax rules may limit the amount and frequency of your purchase payments.
                                                                         FFA- 51

* Receiving systematic termination payments (described later) from both the Separate Account and Fixed Interest Account.

*   For TSA and 403(a) Deferred Annuities if you should leave your job.

THE VALUE OF YOUR INVESTMENT
Accumulation Units are credited to you when you make purchase payments or transfers into an investment division. When you withdraw or transfer money from an investment division, accumulation units are liquidated. We determine the number of accumulation units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.

This is how we calculate the Accumulation Unit Value for each investment division:

* First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of our insurance-related charge (general administrative expense and mortality and expense risk charges) for each day since the last Accumulation Unit Value was calculated; and

*   Finally, we multiply the previous Accumulation Unit Value by this result.

EXAMPLES

CALCULATING THE NUMBER OF ACCUMULATION UNITS

Assume you make a purchase payment of $500 into one investment division and that investment division's Accumulation Unit Value is currently $10.00. You would be credited with 50 accumulation units.

                       $500    =  50 accumulation units
                       ----
                       $10

CALCULATING THE ACCUMULATION UNIT VALUE
Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 ($500 x 1.05 = $525).

           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value

However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 ($500 x 9.50 = $475).

            $10.00 x .95 = $9.50 is the new Accumulation Unit Value

                                                             [WOODSTOCK GRAPHIC]

                                                           [GIRL ADDING GRAPHIC]
FFA- 52

TRANSFERS
You may make tax-free transfers between investment divisions orbetween the investment divisions and the Fixed Interest Account. Such transfers are free of any early withdrawal charges to you, except under certain Financial Freedom Deferred Annuities where you may incur early withdrawal charges, if applicable, for money transferred from the Fixed Interest Account to the investment divisions. Some additional restrictions may also apply to transfers from the Fixed Interest Account to the investment divisions. For us to process a transfer, you must tell us:

*   The percentage or dollar amount of the transfer;

* The investment division(s) (or Fixed Interest Account) from which you want the money to be transferred;

* The investment division(s) (or Fixed Interest Account) to which you want the money to be transferred; and

* Whether you intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.

Each Fund may restrict or refuse purchases or redemptions of shares in their Portfolios as a result of certain market timing activities. You should read the Fund prospectuses for more details.

Your transfer request must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to take place on that day. All other transfer requests in good order will be processed on our next business day.

WE MAY REQUIRE YOU TO:

*   Use our forms;

* Maintain a minimum Account Balance (if the transfer is in connection with an automated investment strategy or if there is an outstanding loan from the Fixed Interest Account); or

* Transfer a minimum amount if the transfer is in connection with the Allocator.
ACCESS TO YOUR MONEY
You may withdraw either all or a part of your Account Balance fromthe Deferred Annuity. Other than those made through the Systematic Withdrawal Program, withdrawals must be at least $500 (or the Account Balance, if less). To process your request, we need the following information:

*   The percentage or dollar amount of the withdrawal; and

* The investment divisions (or Fixed Interest Account) from which you want the money to be withdrawn.

Your withdrawal may be subject to early withdrawal charges.

You may transfer money within your contract. You will not incur current taxes on your earnings.

Income taxes, tax penalties and early withdrawal charges may apply to any withdrawal you make.

[CHARLIE BROWN IN MONEY JAR GRAPHIC]
                                                                         FFA- 53

Generally, if you request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require you to use our original forms.

SYSTEMATIC WITHDRAWAL PROGRAM FOR ENHANCED TSA AND IRA AND FINANCIAL FREEDOM TSA AND 403(a) DEFERRED ANNUITIES

If we agree and if approved in your state for only Enhanced TSA and IRA and Financial Freedom TSA and 403(a) Deferred Annuities, you may choose to automatically withdraw a specific dollar amount or a percentage of your Account Balance each Contract Year. This amount is then paid in equal portions throughout the Contract Year according to the time frame you select, e.g., monthly, quarterly, semi-annually or annually. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties, and early withdrawal charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions. For the Enhanced TSA and Financial Freedom TSA and 403(a) Deferred Annuities, if you elect to receive payments through this program, you must have no loan outstanding from the Fixed Interest Account and you must either be 59 1/2 years old or have left your job. Tax law generally prohibits withdrawals from Enhanced TSA and IRA and Financial Freedom TSA and 403(a) Deferred Annuities before you reach age 59 1/2.

If you elect to withdraw a dollar amount, we will pay you the same dollar amount each Contract Year. If you elect to withdraw a percentage of your Account Balance, each Contract Year, we recalculate the amount you will receive based on your new Account Balance.

CALCULATING YOUR PAYMENT BASED ON A PERCENTAGE ELECTION FOR THE FIRST CONTRACT YEAR YOU ELECT THE SYSTEMATIC WITHDRAWAL PROGRAM: If you choose to receive a percentage of your Account Balance, we will determine the amount payable on the date these payments begin. When you first elect the program, we will pay this amount over the remainder of the Contract Year. For example, if you select to receive payments on a monthly basis with the percentage of your Account Balance you request equaling $12,000, and there are six months left in the Contract Year, we will pay you $2,000 a month.

CALCULATING YOUR PAYMENT FOR SUBSEQUENT CONTRACT YEARS OF THE SYSTEMATIC WITHDRAWAL PROGRAM: For each subsequent year that your Systematic Withdrawal Program remains in effect, we will deduct from your Deferred Annuity and pay you over the Contract Year either the amount that you chose or an amount equal to the percentage of your Account Balance you chose. For example, if you select to receive payments on a monthly basis, ask for a percentage and that percentage of your Account Balance equals $12,000 at the start of a Contract Year, we will pay you $1,000 a month.

     We will withdraw your systematic withdrawal program payments from the Fixed Interest Account or investment divisions you select, either pro rata or in the proportions you request. For the Enhanced TSA and Financial Freedom TSA and
        403(a) Deferred Annuities, if you elect to receive payments through this program, you must have no loan outstanding from the Fixed Interest Account and you must either be 59 1/2 years old or have left your job. Tax law generally prohibits withdrawals from Enhanced TSA and IRA and Financial Freedom TSA and
                          403(a) Deferred Annuities before you reach age 59 1/2.



                                          [SNOOPY AND FLYING WOODSTOCKS GRAPHIC]
FFA- 54

If you do not provide us with your desired allocation, or there are insufficient amounts in the investment divisions or the Fixed Interest Account that you selected, the payments will be taken out pro rata from the Fixed Interest Account and any investment divisions in which you then have money.

SELECTING A PAYMENT DATE: You select a payment date which becomes the date we make the withdrawal. We must receive your request in good order at least 10 days prior to the selected payment date. If we do not receive your request in time, we will make the payment the following month on the date you selected. If you do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request. Changes in the dollar amount, percentage or timing of payments can be made once a year at the beginning of any Contract Year and one other time during the Contract Year. If you make any of these changes, we will treat your request as though you were starting a new Systematic Withdrawal Program. You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in good order at least 30 days in advance.

Although we need your written authorization to begin this program, you may cancel this program at any time by telephone or by writing to us at your MetLife Designated Office.

Systematic Withdrawal Program payments may be subject to an early withdrawal charge unless an exception to this charge applies. For purposes of determining how much of the annual payment amount is exempt from this charge under the free withdrawal provision (discussed later), all payments from a Systematic Withdrawal Program in a Contract Year are characterized as a single lump sum withdrawal as of your first payment date in that Contract Year. When you first elect the program, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date. For all subsequent Contract Years, we will calculate the percentage of your Account Balance your Systematic Withdrawal Program payment represents based on your Account Balance on the first Systematic Withdrawal Program payment date of that Contract Year. We will determine separately the early withdrawal charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.

Although, early withdrawal charges do not apply to Systematic Withdrawal Program payments from your Financial Freedom Deferred Annuity Separate Account Balance, early withdrawal charges may apply to Systematic Withdrawal Program payments from your Fixed Interest Account Balance.
Participation in the Systematic Withdrawal Program is subject to our administrative procedures.


If you would like to receive your systematic withdrawal payment by the first of the month, you should request that the payment date be the 20th of the prior month.


Your Account Balance will be reduced by the amount of your systematic withdrawal payments and applicable withdrawal charges. Payments under this program are not the same as income payments you would receive from a Deferred Annuity pay-out option or under an Income Annuity.
                                                                         FFA- 55

MINIMUM DISTRIBUTION

In order for you to comply with certain tax law provisions, you may be required to take money out of your Deferred Annuity. For the Enhanced TSA and IRA Deferred Annuities, rather than receiving your minimum required distribution in one annual lump-sum payment, you may request that we pay it to you in installments throughout the calendar year. However, we may require that you maintain a certain Account Balance at the time you request these payments.

CONTRACT FEE
There is no Separate Account annual contract fee. You may pay a $20 annual fee from the Fixed Interest Account at the end of each Contract Year.

CHARGES
There are two types of charges you pay while you have money in an investment division:

*   Insurance-related charge, and

*   Investment-related charge.

INSURANCE-RELATED CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than .95% annually of the average value of the amount you have in the Separate Account. This charge pays us for general administrative expenses and for the mortality and expense risk of the Deferred Annuity.


General administrative expenses we incur include financial, actuarial, accounting and legal expenses.


The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should you die during your "pay-in" phase is larger than your Account Balance. We also bear the risk that our expenses in administering the Deferred Annuities may be greater than we estimated (expense risk).

INVESTMENT-RELATED CHARGE
This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Two classes of the shares available to the Deferred Annuities have 12b-1 fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on which investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

The charges you pay will not reduce the number of accumulation units credited to you. Instead, we deduct the charges each time we calculate the Accumulation Unit
                                                                          Value.



  MetLife guarantees that the Separate Account insurance-related charge will not increase while you have a Deferred Annuity.

                           [WOODSTOCK TYPING GRAPHIC]
FFA- 56

PREMIUM AND OTHER TAXES
Some jurisdictions tax what are called "annuity considerations."These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity taxes") only when you exercise a pay-out option. In certain states, we may also deduct money to pay premium taxes on lump sum withdrawals or when you exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Deferred Annuity you purchase and your home state or jurisdiction. A chart in the Appendix shows the states where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Deferred Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Deferred Annuities. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

EARLY WITHDRAWAL CHARGES FOR TSA, 403(a), NON-QUALIFIED, PEDC AND IRA ENHANCED DEFERRED ANNUITIES
An early withdrawal charge of up to 7% may apply if you withdraw purchase payments within 7 years of when they were credited to your Deferred Annuity. To determine the early withdrawal charge for the TSA, 403(a), Non-Qualified, PEDC and IRA Enhanced Deferred Annuities, we treat your Fixed Interest Account and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Interest Account or investment division from which the withdrawal is actually coming. To do this, we first assume that your withdrawal is from purchase payments that can be withdrawn without an early withdrawal charge, then from other purchase payments on a "first-in-first-out" (oldest money first) basis and then from earnings. Once we have determined the amount of the early withdrawal charge, we will then withdraw it from the Fixed

We do not include your earnings when calculating early withdrawal charges. However, if the early withdrawal charge is greater than the rest of your purchase payments, then we will take the early withdrawal charges, in whole or in part, from your earnings. You will not pay an early withdrawal charge on any purchase payments made more than 7 years ago. For Financial Freedom and certain Non-Qualified Enhanced Deferred Annuities, early withdrawal charges do not apply to the Separate Account. However, these charges may apply to withdrawals from the Fixed Interest Account and to transfers from the Fixed Interest Account into the investment divisions.
                                                                         FFA- 57

Interest Account and the investment divisions in the same proportion as the withdrawal is being made. In determining what the withdrawal charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings.

For partial withdrawals, the early withdrawal charge is determined by dividing the amount that is subject to the early withdrawal charge by 100% minus the applicable percentage shown in the following chart. Then we will make the payment directed, and withdraw the early withdrawal charge. We will treat your request as a request for a full withdrawal if your Account Balance is not sufficient to pay both the requested withdrawal and the early withdrawal charge.

For a full withdrawal, we multiply the amount to which the withdrawal charge applies by the percentage shown; keep the result as an early withdrawal charge and pay you the rest.

The early withdrawal charge on purchase payments withdrawn is as follows:


                                       DURING PURCHASE PAYMENT YEAR
                            ---------------------------------------------------
    Year                     1     2     3     4     5     6     7    8 & Later
    Percentage              7%    6%    5%    4%    3%    2%    1%       0%


The early withdrawal charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the mortality and expense risk charge to pay for our costs to sell the Deferred Annuities which exceed the amount of early withdrawal charges we collect. However, we believe that our sales costs may exceed the early withdrawal charges we collect. If so, we will pay the difference out of our general profits.

Because of the reduced sales costs for certain Enhanced Deferred Annuities, there are no early withdrawal charges.

For certain deferred arrangements and plans, you pay no early withdrawal charges on withdrawals from Financial Freedom Deferred Annuities and Non-Qualified Enhanced Deferred Annuities.

WHEN NO EARLY WITHDRAWAL CHARGE APPLIES FOR TSA, 403(a), NON-QUALIFIED, PEDC AND IRA ENHANCED DEFERRED ANNUITIES
In some cases, we will not charge you the early withdrawal charge when you make a withdrawal. We may, however, ask you to prove that you meet one of the following conditions listed below.

You do not pay an early withdrawal charge:

*   On transfers you make within your Deferred Annuity.

*   On withdrawals of purchase payments you made over seven years ago.

* If you choose payments over one or more lifetimes or for a period of at least five years (without the right to accelerate the payments).

[FRANKLIN WITH MAGNIFYING GLASS GRAPHIC]
 Early withdrawal charges never apply to transfers among investment divisions or transfers to the Fixed Interest Account.
FFA- 58

* If you die during the pay-in phase. Your beneficiary will receive the full death benefit without deduction.



* If your contract permits and if your spouse is substituted as the purchaser of the Deferred Annuity and continues the contract, that portion of the Account Balance that is equal to the "step up" portion of the death benefit.


* If you withdraw up to 20% (10% for certain TSA Enhanced Deferred Annuities) of your Account Balance each Contract Year. This 20% (or 10%) total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year. Each time you make a withdrawal, we calculate what percentage your withdrawal represents at that time. Only when the total of these percentages exceeds 20% (or 10%) will you have to pay early withdrawal charges.

* If the withdrawal is required for you to avoid Federal income tax penalties or to satisfy Federal income tax rules or Department of Labor regulations that apply to your Deferred Annuity. This exemption does not apply if you have a Non-Qualified Deferred Annuity or if the withdrawal is to satisfy
    Section 72(t) requirements under the Internal Revenue Code.

* If you have transfered money from certain eligible MetLife contracts into the Deferred Annuity, and the withdrawal is of these transfer amounts and we agree. Any purchase payments made after the transfer are subject to the usual early withdrawal charge schedule.

* Systematic Termination. For all Deferred Annuities except certain TSA, Non-Qualified and IRA Enhanced Deferred Annuities, if the contract is terminated, the Account Balance may be systematically withdrawn in annual installments without early withdrawal charges. You may ask to receive your money in annual installments based on the following percentages of your Account Balance for that year's withdrawal:


  CONTRACT
    YEAR
   1*        2    3     4         5
   20%      25%  33 1/3% 50%  remainder
  * Less that Contract Year's
    withdrawals.


    Any money you withdraw in excess of these percentages in any Contract Year will be subject to early withdrawal charges. You may stop the systematic termination of the contract. If you ask to restart systematic termination, you begin at the beginning of the schedule listed above.

* If you are disabled and you request a total withdrawal. Disability is as defined in the Federal Social Security Act.

                                                                         FFA- 59

*   If you retire:

     -- For the Non-Qualified and certain PEDC Enhanced Deferred Annuities, if you retire.

     -- For certain TSA Enhanced Deferred Annuities, if you have also participated for at least 10 consecutive years. This does not apply for withdrawals of money transferred into the contract from other investment vehicles on a tax-free basis (plus earnings on such amounts). Participated for at least 10 consecutive years means that your contract must have been in existence for 10 years prior to the requested withdrawal.

     -- For certain TSA, PEDC and 403(a) Enhanced Deferred Annuities, if you also have participated for at least 10 consecutive years unless you retire according to the definition of retirement stated in your plan. Participated for at least 10 consecutive years means that your contract must have been in existence for 10 years prior to the requested withdrawal.

* If you leave your job with the employer that bought the Deferred Annuity. (Except for certain TSA, Non-Qualified and IRA Enhanced Deferred Annuities.)

* If your plan terminates and the withdrawal is transferred into another annuity contract we issue. (Except for certain TSA, Non-Qualified and IRA Enhanced Deferred Annuities.)

* If your plan provides payment on account of hardship and you suffer from an unforeseen hardship. (Except for certain TSA, 403(a), Non-Qualified and IRA Enhanced Deferred Annuities.) For certain TSA Enhanced Deferred Annuities, you must only have suffered an unforeseen hardship.

* If you make a direct transfer to other investment vehicles we have pre-approved. (Except for certain TSA, Non-Qualified and IRA Enhanced Deferred Annuities.)


* If you withdraw money under a plan provision which we have pre-approved. (Except for certain TSA, Non-Qualified, PEDC and IRA Enhanced Deferred Annuities.)


WHEN A DIFFERENT EARLY WITHDRAWAL CHARGE MAY APPLY
If you transferred money from certain eligible MetLife contracts into a Deferred Annuity, you may have different early withdrawal charges for these transfer amounts. Any purchase payments

                                                             [WOODSTOCK GRAPHIC]
FFA- 60

made after the transfer are subject to the usual early withdrawal charge schedule.

*   Amounts transferred before January 1, 1996:

    We credit your transferred amounts with the time you held them under your original contract. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges (determined as previously described) for transferred amounts from your original contract.

                                                                         FFA- 60

                          During Purchase Payment Year
    Year                      1      2      3      4      5     6 and Beyond
    Percentage               5%     4%     3%     2%     1%          0%

*   Amounts transferred on or after January 1, 1996:

     -- For certain contracts which we issued at least two years before the date of the transfer (except as noted below), we apply the withdrawal charge under your original contract but not any of the original contract's exceptions or reductions to the withdrawal charge percentage that do not apply to a Deferred Annuity. Or, if it will produce a lower charge, we use the following schedule to determine early withdrawal charges (determined as previously described) for transferred amounts from your original contract:

                               After the Transfer
    Year                      1      2      3      4      5     6 and Beyond
    Percentage               5%     4%     3%     2%     1%          0%

     -- If we issued the other contract less than two years before the date of the transfer or it has a separate withdrawal charge for each purchase payment, we treat your purchase payments under the other contract as if they were made under the Deferred Annuity as of the date we received them under that contract.

* Alternatively, if provided for in your Deferred Annuity, we credit your purchase payments with the time you held them under your original contract.

FREE LOOK
You may cancel the Deferred Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The time period may also vary depending on your age and whether you purchased the Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payments or your Account Balance as of the date your refund request is received at your MetLife Designated Office in good order.

[GIRL READING GRAPHIC]
                                                                         FFA- 61

DEATH BENEFIT
One of the insurance guarantees we provide you under the Deferred Annuity is that your beneficiaries will be protected against market downturns. You name the beneficiary(ies) under the following Deferred Annuities:

*   Enhanced TSA

*   Enhanced Non-Qualified

*   Enhanced 403(a)

*   Enhanced Traditional IRA

*   Financial Freedom TSA

*   Financial Freedom 403(a)

For the following Deferred Annuities the trustee receives the death benefit:

*   Non-Qualified Deferred Annuity for

     --   sec.457(f) deferred compensation plan

     --   sec.451 deferred fee arrangements

     --   sec.451 deferred compensation plans

     --   sec.457(e)(11) severance and death benefit plans

     --   sec.415(m) qualified governmental excess benefit arrangements

* For PEDC Deferred Annuities, the employer or trustee receives the death benefit.

The death benefit your beneficiary receives will be the greatest of:

*   Your Account Balance;

* Your highest Account Balance as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals, fees and charges; or

*   The total of all of your purchase payments less any partial withdrawals.

In each case, we deduct the amount of any outstanding loans from the death benefit.

We will only pay the death benefit when we receive both proof of death and instructions for payment in good order.

Your beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take a lump sum cash payment.

FFA- 62

If the beneficiary is your spouse, he/she may be substituted as the purchaser of the Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities) and continue the contract. In that case, the Account Balance will be reset to equal the death benefit on the date the spouse continues the Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities). (Any additional amounts added to the Account Balance will be allocated in the same proportions to each balance in an investment division and the Fixed Interest Account as each bears to the total Account Balance). If the spouse continues the Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities), the death benefit is calculated as previously described, except, all values used to calculate the death benefit, which may include highest Account Balance as of December 31 following the end of the fifth contract year and every other five year period, are reset on the date the spouse continues the Non-Qualified and Traditional IRA Deferred Annuities (or Non-Qualified and Traditional IRA Enhanced Deferred Annuities). Your spouse may make additional purchase payments and transfers and exercise any other rights as a purchaser of the contract. Any applicable early withdrawal charges will be assessed against future withdrawals.

Where there are multiple beneficiaries, we will only value the death benefit at the time the first beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any beneficiary which remain in the investment divisions are subject to investment risk.

PAY-OUT OPTIONS (OR INCOME OPTIONS)
You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. When you are selecting your pay-out option you will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If you decide you want a pay-out option, we withdraw some or all of your Account Balance (less any premium taxes, applicable contract fees and outstanding loans), then we apply the net amount to the option. You are not required to hold your Deferred Annuity for any minimum time period before you may annuitize. Generally, you may defer receiving payments for up to one year after you have chosen your pay-out option. The variable pay-out option may not be available in all states.

The pay-out phase is often referred to as either "annuitizing" your contract or taking an income annuity.
                                                                         FFA- 63

When considering whether to select a pay-out option, you should think about whether you want:

* Payments guaranteed by us for the rest of your life (or for the rest of two lives) or for a specified period;

*   A fixed dollar payment or a variable payment;

*   A refund feature.

Your income payment amount will depend upon your choices. For lifetime options, the age and sex of the measuring lives (annuitants) will also be considered. For example, if you select a pay-out guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if you select a pay-out option with payments over only your lifetime. The terms of the contract supplement to your Deferred Annuity will tell you when your income payments start and the frequency with which you will receive your income payments.

By the date specified in your contract, if you do not either select a pay-out option or withdraw your entire Account Balance, and your Deferred Annuity was not issued under certain employer retirement plans, we will automatically issue you a life annuity with a 10 year guarantee. In that case, if you do not tell us otherwise, your Fixed Interest Account Balance will be used to provide a Fixed Income Option and your Separate Account Balance will be used to provide a variable income option. However, if we do ask you what you want us to do and you do not respond, we may treat your silence as a request by you to continue your Deferred Annuity.

Because the features of variable pay-out options under the Deferred Annuities are identical to the features of Income Annuities, please read the sections under the "Income Annuities" heading for more information.

INCOME ANNUITIES
Income Annuities provide you with a regular stream of payments for either your lifetime or a specific period. You have the flexibility to select a stream of income to meet your needs. Income Annuities can be purchased so that you begin receiving payments immediately or you can apply the Account Balance of the Deferred Annuity to a pay-out option to receive payments during your "pay-out" phase. With an Income Annuity purchased as an immediate annuity and not as a pay-out option to receive payments during your "pay-out" phase, you may defer receiving payments from us for one year after you have purchased an immediate annuity. You bear any investment risk during any deferral period. The Income Annuity currently may not be available in all states.

We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option.

   Should our current immediate annuity rates for a fixed pay-out option provide for greater payments than those quoted in your contract, we will use the current rates.



                                                                         [SNOOPY
                                                                      SUNBATHING
                                                                        GRAPHIC]
      You may choose the frequency of your income payments. For example, you may receive your payments on a monthly, quarterly, semi-annual or annual basis.
FFA- 64

Using proceeds from the following types of arrangements, you may purchase the following types of Income Annuities to receive immediate payments:

Financial Freedom Account:           Enhanced Preference Plus Account:
*  TSA                               *  TSA
*  403(a)                            *  403(a)
*  Non-Qualified (for certain        *  PEDC
deferred arrangements and            *  Traditional IRA
plans)                               *  Non-Qualified
                                     *  Non-Qualified (for certain
                                     deferred arrangements and plans)

If you have accumulated amounts in any of the listed investment vehicles, your lump sum withdrawal from that investment vehicle may be used to purchase an appropriate Income Annuity as long as income tax requirements are met.

These Non-Qualified Deferred Annuities (for certain deferred arrangements and plans) include sec.457(f) deferred compensation plans, sec.451 deferred fee arrangements, sec.451 deferred compensation plans, sec.457(e)(11) severance and death benefits plans, and sec.415(m) qualified governmental excess benefit arrangements. The Deferred Annuities for sec.457(e)(11) severance and death benefit plans have special tax risks. We no longer offer the Non-Qualified Deferred Annuities for sec.457(e)(11) severance and death benefit plans but will accept a purchase payment for those already issued.

If your retirement plan has purchased an Income Annuity, then your choice of pay-out options may be subject to the terms of the plan. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any payments. We will not be responsible for interpreting the terms of your plan. You should review your plan document to see how you may be affected.

INCOME PAYMENT TYPES
Currently, we provide you with a wide variety of income payment types to suit a range of personal preferences.

There are three people who are involved in payments under your Income Annuity:

* Owner: the person or entity which has all rights under the Income Annuity including the right to direct who receives payment.

* Annuitant: the person whose life is the measure for determining the duration and sometimes the dollar amount of payments.

* Beneficiary: the person who may receive continuing payments or a lump sum payment if the owner dies.

Your income payment amount will depend in large part on the type of income payment you choose. For example, if you select a "Lifetime Income Annuity for Two," your payments will typically be lower than

Many times the Owner and the Annuitant are the same person.
                                                                         FFA- 65
if you select a "Lifetime Income Annuity." The terms of your contract will determine when your income payments start and the frequency with which you will receive your income payments. The following income payment types are available:

LIFETIME INCOME ANNUITY: A variable income that is paid as long as the annuitant is living.

LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the annuitant is living but is guaranteed to be paid for a number of years. If the annuitant dies before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. No payments are made once the guarantee period has expired and the annuitant is no longer living.

LIFETIME INCOME ANNUITY WITH A REFUND: A variable income that is paid as long as the annuitant is living and guarantees that the total of all income payments will not be less than the purchase payment that we received. If the annuitant dies before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.

LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two annuitants is living. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both annuitants die before all of the guaranteed payments have been made, payments are made to the owner of the annuity (or the beneficiary, if the owner dies during the guarantee period) until the end of the guaranteed period. If one annuitant dies after the guarantee period has expired, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a smaller percentage that is selected when the annuity is purchased. No payments are made once the guarantee period has expired and both annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A REFUND: A variable income that is paid as long as either annuitant is living and guarantees that all income payments will not be less than the purchase payment that we received. After one annuitant dies, payments continue to be made as long as the other annuitant is living. In that event, payments may be the same as those made while both annuitants were living or may be a


                         When deciding how to receive income, consider:
- The amount of income you need;


- The amount you expect to receive from other sources;

- The growth potential of other investments; and

- How long you would like your income to last.

                                                       [SNOOPY ON BEACH GRAPHIC]
FFA- 66
smaller percentage that is selected when the annuity is purchased. If both annuitants die before the total of all income payments received equals the purchase payment, we will pay the owner (or the beneficiary, if the owner is not living) the difference in a lump sum.

INCOME ANNUITY FOR A GUARANTEED PERIOD: A variable income payable for a guaranteed period of 5 to 30 years. As an administrative practice, we will consider factors such as your age and life expectancy in determining whether to issue a contract with this income payment type. If the owner dies before the end of the guarantee period, payments are made to the beneficiary until the end of the guarantee period. No payments are made after the guarantee period has expired.

ALLOCATION
You decide how your money is allocated among the Fixed Income Option and the investment divisions.

MINIMUM SIZE OF YOUR INCOME PAYMENT
Your initial income payment must be at least $50. If you live in Massachusetts, the initial income payment must be at least $20. This means that the amount of your purchase payment or the amount used from a Deferred Annuity to provide a pay-out option must be large enough to produce this minimum initial income payment.

THE VALUE OF YOUR INCOME PAYMENTS

ANNUITY UNITS

Annuity units are credited to you when you make a purchase payment or transfer into an investment division. Before we determine the number of annuity units to credit to you, we reduce a purchase payment (but not a transfer) by any premium taxes and the contract fee, if applicable. We then compute an initial income payment amount using the Assumed Investment Return ("AIR"), your income payment type and the age and sex of the measuring lives. We then divide the initial income payment (allocated to an investment division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that investment division. When you transfer money from an investment division, annuity units in that investment division are liquidated.

AIR

Your income payments are determined by using the AIR to benchmark the investment experience of the investment divisions you select. The AIR is stated in your contract and may range from 3% to 6%. The higher your AIR, the higher your initial variable income payment will be. Your next payments will increase in proportion to the amount the actual investment experience of your chosen investment divisions exceeds the AIR and Separate Account charges (the net investment return). Likewise, your payments will decrease to the extent the

The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after we issue the Income Annuity.

The AIR is stated in your contract and may range from 3% to 6%.
                                                                         FFA- 67
investment experience of your chosen investment divisions is less than the AIR and Separate Account charges. A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if you had a higher AIR as changes occur in the actual investment experience of the investment divisions.

The amount of each variable income payment is determined ten days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after your Contract's issue date, then the amount of that payment will be determined on your Contract's issue date.

VALUATION

This is how we calculate the Annuity Unit Value for each investment division:

* First, we determine the change in investment experience (including any investment-related charge) for the underlying portfolio from the previous trading day to the current trading day;

* Next, we subtract the daily equivalent of your insurance-related charge (general administrative expenses and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return;

* Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

*   Finally, we multiply the previous Annuity Unit Value by this result.

TRANSFERS
You may make transfers among investment divisions or from the investment divisions to the Fixed Income Option. Once you transfer money into the Fixed Income Option you may not later transfer it into an investment division. There is no early withdrawal charge to make a transfer. If you reside in certain states you may be limited to four options (including the Fixed Interest Option).

For us to process a transfer, you must tell us:

*   The percentage or dollar amount of the transfer;

* The investment divisions (or Fixed Income Option) to which you want to transfer; and

*   The investment division from which you want to transfer.

We may require that you use our forms to make transfers.

Each Fund may restrict or refuse purchases or redemptions of shares in their Portfolios as a result of certain market timing activities. You should read the Fund prospectuses for more details.

Your transfer request must be in good order and completed prior to the close of the Exchange on one of our business days if you want the

                                                           [WOODSTOCK AND MONEY]



 Once you transfer money into the Fixed Income Option you may not later transfer it into an investment division.
FFA- 68
transaction to take place on that day. All other transfers in good order will be processed our next business day.

CONTRACT FEE

There is no contract fee under the Income Annuities.

CHARGES
There are two types of charges you pay if you allocate any of your purchase payment to the investment divisions:

*   Insurance-related charge; and

*   Investment-related charge.

INSURANCE-RELATED CHARGE

You will pay an insurance-related charge for the Separate Account that is no more than .95% annually of the average value of the amount you have in the Separate Account. This charge pays us for general administrative expenses and for mortality and expense risk of the Income Annuity.

General administrative expenses we incur include financial, actuarial, accounting, and legal expenses.

The mortality portion of the insurance-related charge pays us for the risk that you may live longer than we estimated. Then, we could be obligated to pay you more in payments than we anticipated.

We also bear the risk that our expenses in administering the Income Annuities will be greater than we estimated (expense risk).

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Two classes of shares available to the Income Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on the investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

PREMIUM AND OTHER TAXES
Some jurisdictions tax what are called "annuity considerations." We deduct money to pay "premium" taxes (also known as "annuity" taxes) when you make the purchase payment.

Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Income Annuity you purchased and your home state or jurisdiction. A chart that shows the states where premium taxes are charged and the amount of these taxes is in the Appendix.

We also reserve the right to deduct from purchase payments, account balances, withdrawals or income payments, any taxes (including but

The charges you pay will not reduce the number of annuity units credited to you. Instead, we deduct the charges when calculating the Annuity Unit Value.
                                                                         FFA- 69

   Generally, your requests including subsequent purchase payments are effective the day we receive them at your MetLife Designated Office in good order.

                                                          [LUCY READING GRAPHIC]
  You do not have a free look if you are electing income payments in the pay-out phase of your Deferred Annuity.

not limited to premium taxes) paid by us to any government entity relating to the Income Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Income Annuities. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount from income payments, at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

FREE LOOK

You may cancel your Income Annuity within a certain time period. This is known as a "free look." Not all contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing. The number of days for this "free look" varies from state to state. The "free look" may also vary depending on your age and whether you purchased your Income Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund all of your purchase payment or the value of your annuity units as of the date your refund request is received at your MetLife Designated Office in good order.
GENERAL INFORMATION

ADMINISTRATION
All transactions will be processed in the manner described below.

PURCHASE PAYMENTS

Send your purchase payments by check or money order made payable to "MetLife," to your MetLife Designated Office. (We reserve the right to receive purchase payments by other means acceptable to us.) We will provide you with all necessary forms. We must have all documents in good order to credit your purchase payments.

Purchase payments (including any portion of your Account Balance under a Deferred Annuity which you apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we receive them in good order at your MetLife Designated Office, except when they are received:

*   On a day when the Accumulation Unit/Annuity Unit Value is not calculated, or

*   After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated. FFA- 70

[CHARLIE BROWN WITH LETTER GRAPHIC]

We reserve the right to credit your initial purchase payment to you within two days after its receipt at your MetLife Designated Office. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.

Under certain group Deferred Annuities and group Income Annuities, your employer, or the group in which you are a participant or member must identify you on their reports to us and tell us how your money should be allocated among the investment divisions and the Fixed Interest Account/Fixed Income Option.

CONFIRMING TRANSACTIONS

You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as Systematic Withdrawal Program payments and automated investment strategy transfers, may be confirmed quarterly. Salary reduction or deduction purchase payments under TSA Deferred Annuities and the Non-Qualified Financial Freedom Deferred Annuity for 415(m) qualified governmental excess benefit arrangements are confirmed quarterly. Unless you inform us of errors within 60 days of receipt, we will consider these communications to be accurate and complete.

PROCESSING TRANSACTIONS

We permit you to request transactions by mail and telephone. We anticipate making Internet access available to you in the future. We may suspend or eliminate telephone or Internet privileges at any time without prior notice. We reserve the right not to accept requests for transactions by facsimile. We reserve the right, in our sole discretion, to refuse, to impose modifications on, to limit or to reverse any transaction request where the request would tend to disrupt contract administration or is not in the best interest of the contract holders or the Separate Account including, but not limited to, any transaction request that we believe in good faith constitutes market timing. We reserve the right to impose administrative procedures to implement these rights. Such procedures include, but are not limited to, imposing a minimum time period between transfers or requiring a signed, written request to make a transfer. If we reverse a transaction we deem to be invalid, because it should have been rejected under our procedures, but was nevertheless implemented by mistake, we will treat the transaction as if it had not occurred.
                                                                         FFA- 71

BY TELEPHONE OR INTERNET

You may request a variety of transactions and obtain information by telephone, 24 hours a day, 7 days a week, unless prohibited by state law or by your employer. Likewise in the future, you may be able to request a variety of transactions and obtain information through Internet access, unless prohibited by state law. Some of the information and transactions accessible to you include:

*   Account Balance

*   Unit Values

*   Current rates for the Fixed Interest Account

*   Transfers

*   Changes to investment strategies

*   Changes in the allocation of future purchase payments.

Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

We have put into place (or may in the future put into place for Internet communications) reasonable security procedures to insure that instructions communicated by telephone or Internet are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or through the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that you have trouble reaching us, requests should be made in writing to your MetLife Designated Office.

Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions, and performance of systems.

We are not responsible or liable for:

* any inaccuracy, errors, or delay in or omission of any information you transmit or deliver to us; or

* any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance or any interruption of information beyond our control.

                                                [CHARLIE BROWN ON PHONE GRAPHIC]
   You may authorize your sales representative to make telephone transactions on your behalf. You must complete the form and we must agree.

FFA- 72

AFTER YOUR DEATH

If we are notified of your death before a requested transaction is completed, we will cancel the request. For example, if you request a transfer or withdrawal for a date in the future under a Deferred Annuity and then die before that date, we simply pay the death benefit instead. For Income Annuity transfers, we will cancel the request and continue making payments to your beneficiary if your Income Annuity so provides. Or, depending on your Income Annuity's provisions we may continue making payments to a joint annuitant or pay your beneficiary a refund.

THIRD PARTY REQUESTS

Generally, we only accept requests for transactions or information from you. We reserve the right not to accept requests that we believe in good faith constitute market timing transactions from you or any other third party. In addition, we reserve the right not to process transactions requested on your behalf by third parties. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers for a number of other contract owners, and who simultaneously make the same request or series of requests on behalf of other contract owners, including those who engage in market timing transactions.

VALUATION

We separately determine the Accumulation Unit Value and Annuity Unit Value for each investment division once each day at the close of the Exchange when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.

When you request a transaction, we will process the transaction using the next available Accumulation Unit Value for Deferred Annuities or Annuity Unit Value for Income Annuities. Subject to our procedure, we will make withdrawals under a Deferred Annuity and transfers under a Deferred Annuity or Income Annuity at a later date, if you request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units you receive on the next available Annuity Unit Value.

                                                                         FFA- 73

ADVERTISING PERFORMANCE
We periodically advertise the performance of the investment divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports. We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return," or some combination of these terms.

YIELD is the net income generated by an investment in a particular investment division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually.

CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE is calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the total Separate Account charges; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of early withdrawal charges. Early withdrawal charges would reduce performance experience.

AVERAGE ANNUAL TOTAL RETURN calculations reflect all Separate Account charges and applicable early withdrawal charges. These figures also assume a steady annual rate of return.

Performance figures will vary among the various Deferred Annuities and Income Annuities as a result of different Separate Account charges and early withdrawal charges. For purposes of presentation, we may assume that certain Deferred Annuities and Income Annuities were in existence prior to their inception date. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Zenith Fund, Calvert Fund, Fidelity VIP Funds, Met Investors Fund and American Funds Portfolios. We use the actual accumulation unit or annuity unit data after the inception date.

We calculate performance for certain investment strategies including the Equalizer, Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. This percentage return assumes that there have been no withdrawals or other unrelated transactions.

[SNOOPY AS TOWN CRIER GRAPHIC]
All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.

FFA- 74

CHANGES TO YOUR DEFERRED ANNUITY OR
INCOME ANNUITY
We have the right to make certain changes to your Deferred Annuity or Income Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity owners or would be appropriate in carrying out the purposes of the Deferred Annuity or Income Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:

*   To operate the Separate Account in any form permitted by law.

* To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws).

* To transfer any assets in an investment division to another investment division, or to one or more separate accounts, or to our general account, or to add, combine or remove investment divisions in the Separate Account.

* To substitute for the Portfolio shares in any investment division, the shares of another class of the Metropolitan Fund, Zenith Fund, Met Investors Fund or the shares of another investment company or any other investment permitted by law.

* To change the way we assess charges, but without increasing the aggregate amount charged to the Separate Account and any currently available portfolio in connection with the Deferred Annuities or Income Annuities.

* To make any necessary technical changes in the Deferred Annuities or Income Annuities in order to conform with any of the above-described actions.

If any changes result in a material change in the underlying investments of an investment division in which you have a balance, we will notify you of the change. You may then make a new choice of investment divisions. For Deferred Annuities issued in Pennsylvania (and Income Annuities where required by law), we will ask your approval before making any technical changes.

VOTING RIGHTS
Based on our current view of applicable law, you have voting interests under your Deferred Annuity or Income Annuity concerning Metropolitan Fund, Zenith Fund, Calvert Fund, Fidelity VIP Funds, Met Investors Fund or American Funds proposals that are subject to a shareholder vote. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity or Income Annuity.

                                                                         FFA- 75

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding investment divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.

You will be entitled to give instructions regarding the votes attributable to your Deferred Annuity or Income Annuity in your sole discretion. Under sec.457(f) deferred compensation plans, sec.451 deferred fee arrangements, sec.451 deferred compensation plans, sec.457(e)(11) severance and death benefit plans and the TSA Deferred Annuity and Income Annuities under which the employer retains all rights, we will provide you with the number of copies of voting instructions soliciting materials that you request so that you may furnish such materials to participants who may give you voting instructions. Neither the Separate Account nor MetLife has any duty to inquire as to the instructions received or your authority to give instructions; thus, as far as the Separate Account, and any others having voting interests in respect of the Separate Account are concerned, such instructions are valid and effective.

There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. Shares of the Metropolitan Fund, Zenith Fund, Met Investors Fund, Calvert Fund, Fidelity VIP Funds or American Funds that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:

*   The shares for which voting instructions are received, and

*   The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.

WHO SELLS THE DEFERRED ANNUITIES AND
INCOME ANNUITIES
All Deferred Annuities and Income Annuities are sold through our licensed sales representatives. We are registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934. We are also a member of the National Association of Securities Dealers, Inc. Deferred Annuities and Income Annuities are also sold through other registered broker-dealers. They also may be sold through the mail or over the Internet.

                          [SNOOPY METLIFE REP GRAPHIC]

FFA- 76

The licensed sales representatives and broker-dealers who sell the annuities may be compensated for these sales by commissions that we pay. There is no front-end sales load deducted from purchase payments to pay sales commissions. The Separate Account does not pay sales commissions. The commissions we pay range from 0% to 6% of purchase payments. The commission we pay upon annuitization of the Deferred Annuity is 0% to 3% of the amount applied to provide the payments.

We also make payments to our licensed sales representatives based upon the total Account Balances of the Deferred Annuities assigned to the sales representative. Under this compensation program, we pay an amount up to .20% of the total Account Balances of the Deferred Annuities, other registered variable annuity contracts, certain mutual fund account balances and cash values of certain life insurance policies. These asset based commissions compensate the sales representative for servicing the Deferred Annuities. These payments are not made for Income Annuities.

From time to time, MetLife may pay organizations or associations a fee, reimburse them for certain expenses, lease office space from them, purchase advertisements in their publications or enter into other such arrangements in connection with their endorsing or sponsoring MetLife's variable annuity contracts or services, for permitting MetLife to undertake certain marketing efforts of the organizations' members in connection with sales of MetLife variable annuities, or some combination thereof. Additionally, MetLife has retained consultants who are paid a fee for their efforts in establishing and maintaining relationships between MetLife and various organizations.

FINANCIAL STATEMENTS
The financial statements and related notes for the Separate Account and MetLife are in the SAI and are available from MetLife upon request. Deloitte & Touche, LLP, who are independent auditors, audit these financial statements.

YOUR SPOUSE'S RIGHTS
If you received your contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of
1974) and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Deferred Annuity or Income Annuity may be subject to your spouse's rights.

If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

                                                                         FFA- 77

For details or advice on how the law applies to your circumstances, consult your tax advisor or attorney.

WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY OR INCOME ANNUITY
We may not cancel your Income Annuity.

We may cancel your Deferred Annuity only if we do not receive any purchase payments from you for 36 consecutive months and your Account Balance is less than $2,000. If we do so for a Deferred Annuity delivered in New York we will return the full Account Balance. In all other cases, you will receive an amount equal to what you would have received if you had requested a total withdrawal of your Account Balance. Early withdrawal charges may apply.

We may cancel your Non-Qualified Deferred Annuity for sec.457(f) deferred compensation plans, sec.451 deferred fee arrangements, sec.451 deferred compensation plans and sec.457(e)(11) severance and death benefit plans if we do not receive any purchase payments from you for 12 consecutive months and your Account Balance is less than $15,000. Certain Deferred Annuities do not contain these cancellation provisions.

At our option, we may cancel certain TSA and PEDC Deferred Annuities if we determine that changes to your retirement plan would cause MetLife to pay more interest than we anticipated or to make more frequent payments than we anticipated in connection with the Fixed Interest Account. We may also cancel these Deferred Annuities, as legally permitted, if your retirement plan terminates or no longer qualifies as a tax sheltered arrangement. Also, the employer and MetLife may each cancel the Deferred Annuity upon 90 days notice to the other party.

SPECIAL CHARGES THAT APPLY IF YOUR RETIREMENT PLAN TERMINATES ITS DEFERRED ANNUITY OR TAKES OTHER ACTION

Under certain TSA Deferred Annuities, amounts equal to some or all of the early withdrawal charge imposed under a contract of another issuer in connection with the transfer of money into a TSA Deferred Annuity may be credited to your Account Balance. If such amounts are credited to a TSA Deferred Annuity, special termination charges may be imposed. These charges may also apply if the plan introduces other funding vehicles provided by other carriers. Charges are not imposed on plan participants; but rather are absorbed by the contract holder. Therefore, under the Contract, the participant will incur only the withdrawal charges, if applicable, otherwise discussed in this Prospectus. The charges to the plan are imposed on the

FFA- 78
amount initially transferred to MetLife for the first seven years according to the schedule in the following table:

                      During Contract Year
             1     2     3     4     5     6     7    8 & Beyond
   Year      -     -     -     -     -     -     -    ----------
Percentage  5.6%  5.0%  4.5%  4.0%  3.0%  2.0%  1.0%      0%

The charge to the plan, for partial withdrawals, is determined by multiplying the amount of the withdrawal that is subject to the charge by the applicable percentage shown above.

INCOME TAXES
The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change on a regular basis. You should consult your own tax adviser about your own circumstances. You should read the general provisions and any sections relating to your type of annuity to familiarize yourself with some of the tax rules for your particular contract. For purposes of this section, we address Deferred Annuities and Income Annuities together as annuities. In addition, because the tax treatment of Income Annuities and the pay-out option under Deferred Annuities is generally the same, they are discussed together as income payments.


You are responsible for determining whether your purchase of a Deferred or Income Annuity, withdrawals, income payments and other transactions under your Deferred and Income Annuities satisfy applicable tax law.

Where otherwise permitted under the Deferred and Income Annuities, the transfer of ownership of a Deferred or Income Annuity, the designation or change in such designation of an annuitant, beneficiary or other payee who is not also an owner, the exchange of a Deferred or Income Annuity, or the receipt of a Deferred or Income Annuity in an exchange, may result in income tax or other taxes, consequences including estate tax, gift tax and generation skipping transfer tax that are not discussed in this Prospectus. Please consult your tax adviser.

MetLife does not expect to incur Federal, state or local income taxes on the earnings or realize capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

GENERAL
This section applies to TSA, 403(a), Non-Qualified, Traditional IRA and PEDC. It does not apply to Non-Qualified Deferred Annuities for sec.451, sec.457(f) or sec.457(e)(11) plans.

Deferred annuities are a means of setting aside money for future needs--usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Internal Revenue Code (Code).

Simply stated, earnings on Deferred Annuities are generally not subject to Federal income tax until they are withdrawn. This is known as tax deferral.
                                                                         FFA- 79

The recently enacted Economic Growth and Tax Relief Reconciliation Act of 2001 has made certain changes to qualified plans and IRAs, including:

* increasing the contribution limits for qualified plans and Traditional and Roth IRAs, starting in 2002;

*   adding "catch-up" contributions for taxpayers age 50 and above; and

*   adding enhanced portability features.

You should consult your tax adviser regarding these changes.

Please note that the changes made by the Economic Growth and Tax Relief Reconciliation Act of 2001 (e.g., increase contribution limits for IRAs and qualified plans) expire after 2010.

PURCHASE PAYMENTS

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA.

Because these products are intended for retirement, if you make a taxable withdrawal before age 59 1/2 you may incur a tax penalty.

Purchase payments to TSA, 403(a), and PEDC contracts are generally on a "before-tax" basis. This means that the purchase payments either reduce your income, entitle you to a tax deduction or are not subject to current income tax. Under some circumstances "after-tax" contributions can be made to certain of these annuities. These purchase payments do not reduce your taxable income or give you a tax deduction. There are different annual purchase payment limits for the annuities offered in this prospectus. Purchase payments in excess of the limits may result in adverse tax consequences.

Purchase payments to a Non-Qualified annuity are on an after-tax basis. After-tax means that your purchase payments to your annuity do not reduce your taxable income or give you a tax deduction. Generally, Traditional IRAs can accept deductible (or pre-tax) and non-deductible (after-tax) purchase payments. Whether you can make deductible purchase payments to your Traditional IRA depends on your personal situation. Your contract may accept certain direct transfers and rollovers from other qualified plan accounts and contracts which are not subject to the annual limitation on purchase payments.

When money is withdrawn from your Contract (whether by you or your beneficiary), the amount reported as income differs depending on the type of:

*   annuity you purchase (e.g., Non-Qualified or IRA); and

*   pay-out option you elect.

We will withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. For withdrawal from PEDC annuities, you may not elect not to withhold. The amount we withhold is determined by the Code. For withdrawals from a TSA, 403(a) or governmental PEDC annuity, please see the 20% mandatory withholding discussion.

                                                            [PIGGY BANK GRAPHIC]

FFA- 80

WITHDRAWALS AND INCOME PAYMENTS FOR IRAS, TSAS, AND 403(a) CONTRACTS

Withdrawals and income payments are included in income except for that portion that represents a return of non-deductible purchase payments.

MINIMUM DISTRIBUTION REQUIREMENTS FOR IRAS, TSAS AND 403(a) CONTRACTS

Generally, you must begin receiving withdrawals from your contract by April 1 of the calendar year following the later of:

*   The year you turn age 70 1/2 or;

* Provided you do not own 5% or more of your employer, and to the extent permitted by your plan and contract, the year you retire.

Complex rules apply to timing and calculating these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not.

It is not clear whether certain income payments under a variable annuity will satisfy these rules. Consult your tax adviser prior to choosing a pay-out.

If you intend to receive your minimum distributions which are payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult your tax adviser.

Please be advised that new proposed regulations were issued by the Internal Revenue Service regarding required minimum distribution in January 2001. These proposed regulations are generally effective for the 2002 distribution year.

REQUIREMENT FOR AFTER-DEATH DISTRIBUTIONS FOR IRA, TSA AND 403(a) CONTRACTS

If you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest in the Contract by the December 31st of the year that is the fifth anniversary of your death or begin payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

If your spouse is your beneficiary and if your contract permits, your spouse may delay the start of distributions until December 31st of the year in which you would have reached age 70 1/2.

For IRAs, if your spouse is your beneficiary and if you contract permits, he or she may elect to continue as "owner" of the contract.

                                                                         FFA- 81

If you die after required withdrawals begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code and applicable income tax regulations.

WITHDRAWALS BEFORE AGE 59 1/2 (EXCEPT PEDC)

If you receive a taxable distribution from your Deferred Annuity before you reach age 59 1/2 this amount may be subject to a 10% penalty tax, in addition to ordinary income taxes.

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:

                                                             Type of Contract
                                            --------------------------------------------------
                                              Non-            Trad.
                                            Qualified          IRA          TSA         403(a)
                                            ---------         -----         ---         ------
In a series of substantially equal
payments made annually (or more
frequently) for life or life
expectancy (SEPP)                                 x              x            x(1)         x
After you die                                     x              x            x            x
After you become totally disabled (as
defined in the Code)                              x              x            x            x
After separation from service if you
are over age 55 at time of separation.                                        x            x
To pay deductible medical expenses                               x            x            x
To pay medical insurance premiums if
you are unemployed                                               x
To pay for qualified higher education
expenses, or                                                     x
For qualified first time home purchases
up to $10,000                                                    x
After December 31, 1999, for IRS levies                          x            x            x
Under certain income annuities providing
for substantially equal payments over the
"payout" period                                   x
(1) You must also be separated from service.

SYSTEMATIC WITHDRAWAL PROGRAM OR INCOME OPTIONS FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP)

If you are considering using the Systematic Withdrawal Program or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax adviser. It is not clear whether certain withdrawals or income payments under a variable annuity will satisfy the SEPP exception.


If you receive systematic payments that you intend to qualify for the SEPP exception, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years whichever is


                                                  [SNOOPY WITH TAX BILL GRAPHIC]

 You may be subject to the 10% penalty tax if you withdraw money before you turn age 59 1/2.
FFA- 82
later, after beginning SEPP payments will generally result in the retroactive imposition of the 10% penalty tax with interest.

MANDATORY 20% WITHHOLDING [FOR TSA AND 403(a) AND GOVERNMENTAL PEDC]

For TSA, 403(a) and governmental PEDC Deferred Annuities, we are required to withhold 20% of your taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. We are not required to withhold this money if you direct us, the trustee or the custodian of the plan to directly rollover your eligible rollover distribution to a traditional IRA, or another eligible retirement plan.

An "eligible rollover distribution" is any amount you receive from your TSA or 403(a) Deferred Annuity. It does not include distributions that are:

*   A series of substantially equal payments made at least annually for:

     --   Your life or life expectancy

     --   Both you and your beneficiary's lives or life expectancies

     --   A specified period of 10 years or more

*   Withdrawals to satisfy minimum distribution requirements

*   Certain withdrawals on account of financial hardship

Other exceptions to the definition of eligible rollover distribution may exist.

For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules. The withholding amount is determined at the time of payment. In certain instances, you may elect out of these withholding requirements.

TSA

GENERAL

TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

Your Deferred Annuity is not forfeitable (e.g., not subject to claims of your creditors) and you may not transfer it to someone else.

WITHDRAWALS

If you are under age 59 1/2 you cannot withdraw money from your Deferred Annuity unless the withdrawal:

* Relates to purchase payments made prior to 1989 (and pre-1989 earnings on those purchase payments);

*   Is directly transferred to other 403(b) arrangements;

                                                                         FFA- 83

*   Relates to amounts that are not salary reduction elective deferrals;

* Is after you leave your job, after you die, or become disabled (as defined by Code); or

* Is for financial hardship (but only to the extent of purchase payments) if your plan allows it.

See the general heading under Income Taxes for a brief description of some of the tax rules that apply to TSA Annuities.

LOANS

If your TSA Contract permits Contract Loans, such loans will be made only from any Fixed Interest Account Balance. In that case, we credit your Fixed Interest Account Balance up to certain limits, up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your TSA Contract and all employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a certain term.

Your Contract will indicate whether Contract Loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

403(a)

GENERAL

The employer adopts a 403(a) plan as a qualified retirement plan to provide benefits to participating employees. The plan generally works in a similar manner to a corporate qualified retirement plan except that the 403(a) plan does not have a trust or a trustee.

See the general heading under Income Taxes for a brief description of the tax rules that apply to 403(a) annuities.

TRADITIONAL IRA ANNUITIES

Generally, your IRA can accept deductible (or pre-tax) and non-deductible (after-tax) purchase payments. Deductible or pre-tax purchase payments will be taxable when distributed from the Deferred Annuity.

* Your annuity is generally not forfeitable (e.g. not subject to claims of your creditors) and you may not transfer it to someone else.

                              [CONFERENCE GRAPHIC]

FFA- 84

* You can transfer your IRA proceeds to a similar IRA or certain qualified retirement plans, without incurring Federal income taxes if certain conditions are satisfied.

* The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. A Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code.

PURCHASE PAYMENTS

Generally:

* Except for permissible rollovers and direct transfers, purchase payments to Traditional and Roth IRAs for individuals under age 50 are limited to the lesser of 100% of compensation or an amount specified by the Code ($3,000 for 2002-2004). This amount increases to $4,000 for tax years 2005-2007 and reaches $5,000 in 2008 (adjusted for inflation thereafter). Purchase payments up to the deductible amount for the year can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate purchase payments.

* Beginning 2002, individuals age 50 or older can make an additional "catch-up" contribution of $500 per year (assuming you have sufficient compensation). This amount increases to $1,000 for tax years beginning in 2006.

*   Purchase payments in excess of this amount may be subject to a penalty tax.

* Purchase payments (except for permissible rollovers and transfers) are generally not permitted after the calendar year in which you become 69 1/2.

*   These age and dollar limits do not apply to tax-free rollovers or transfers.

* If certain conditions are met, you can change your Traditional IRA contribution to a Roth IRA before you file your income tax return (including filing extensions).

WITHDRAWALS AND INCOME PAYMENTS

Withdrawals and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based on a ratio of all non-deductible purchase payments to the total value of all your Traditional IRAs.

In some cases, your purchase payments may be tax deductible.
For individuals under 50, your total purchase payments to all your Traditional and Roth IRAs for 2002 and 2003 may not exceed the lesser of $3,000 or 100% of your compensation, as defined by the Code.
You may combine the money required to be withdrawn from each of your Traditional IRAs and withdraw this amount from any one or more of them.
                                                                         FFA- 85

NON-QUALIFIED ANNUITIES

GENERAL

* Purchase payments made to Non-Qualified annuities are applied on an "after-tax" basis, so you only pay income taxes on your earnings. Generally, these earnings are taxed when you receive them from the Deferred Annuity.

* Your Non-Qualified annuity may be exchanged for another Non-Qualified annuity without paying income taxes if certain Code requirements are met.

* Consult your tax advisor prior to changing the annuitant or prior to changing the date you determine to commence income payments if permitted under the terms of your contract. It is conceivable that the Internal Revenue Service could consider such actions to be a taxable exchange of annuity contracts.

* When a non-natural person owns a Non-Qualified annuity, the annuity will generally not be treated as an annuity for tax purposes and thus loses the benefit of tax deferral. Corporations and certain other entities are generally considered non-natural persons. However, an annuity owned by a non-natural person as agent for an individual will be treated as an annuity for tax purposes.

* Where the annuity is beneficially owned by a non-natural person and the annuity qualifies as such for Federal income tax purposes, the entity may have a limited ability to deduct interest payments.

* Annuities issued after October 21, 1988 by the same insurance company in the same year are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect.

* Where otherwise permitted under the Deferred Annuity, assignments, pledges and other types of transfers of all or a portion of your Account Balance may result in the immediate taxation of the gain in your Deferred Annuity. This rule may not apply to certain transfers between spouses.

DIVERSIFICATION

In order for your Non-Qualified Contract to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to Contract owners of gains under their Contract.

  If your spouse is your beneficiary and if your Deferred Annuity permits, he or she may elect to continue as "owner" of the Deferred Annuity. After-tax means that your purchase payments to your annuity do not reduce your taxable income or give you a tax deduction.
FFA- 86

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your Contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:

* Possible taxation of transfers between investment divisions or a transfer from an investment division to the Fixed Income Option.

* Possible taxation as if you were the owner of your portion of the Separate Account's assets.

* Possible limits on the number of funding options available or the frequency of transfers among them.

PURCHASE PAYMENTS

Although the Code does not limit the amount of your purchase payments, your contract may limit them.

PARTIAL AND FULL WITHDRAWALS

Generally, when you make a partial withdrawal from your non-qualified annuity, the Code treats such a withdrawal as:

*   First coming from earnings (and thus subject to income tax); and

*   Then from your purchase payments (which are not subject to income tax).

* In the case of a full withdrawal, the withdrawn amounts are treated as first coming from your non-taxable return of purchase payment and then from a taxable payment of earnings.

INCOME ANNUITY PAYMENTS

Different tax rules apply to payments made pursuant to an Income Annuity or pay-out option under your Deferred Annuity. They are subject to an "exclusion ratio" or "excludable amount" which determines how much of each payment is treated as:

*   A non-taxable return of your purchase payments; and

*   A taxable payment of earnings.

* The IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your account balance is used to convert to income payments.

* Payments in the nature of a refund of purchase payments made to your estate or beneficiary after your death are generally taxable to the recipient in the same manner as a full withdrawal.

The Internal Revenue Service has not specifically approved the use of a method to calculate an excludable amount with respect to a variable income annuity where transfers are permitted between investment divisions or from an investment division into the Fixed Income Option.

                              [WOODSTOCK GRAPHIC]

                                                                         FFA- 87

We generally will tell you how much of each income payment is a non-taxable return of your purchase payment. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment (reduced by any refund or guarantee feature), then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Under the Code, withdrawals or income payments from Non-Qualified annuities need not be made by a particular age. However, it is possible that the Internal Revenue Service may determine that you must take a lump sum withdrawal or elect to receive income payments by a certain age (e.g., 85).

AFTER DEATH

The death benefit is generally taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).

If you die before payments under a pay-out option begin, we must make payment of your entire interest in the contract within five years of the date of your death or begin payments under a pay-out option allowed by the Code to your beneficiary within one year of the date of your death. If your spouse is your beneficiary, he or she may elect to continue as "owner" of the Contract.

If you die on or after the date that income payments begin, payments must continue to be made at least as rapidly as before your death in accordance with the income type selected.

If you die during the accumulation phase of a Deferred Annuity and your spouse is your beneficiary or a co-owner, he or she may elect to continue as "owner" of the Contract.

If you die before all purchase payments are returned, the unreturned amount may be deductible on your final income tax return or excluded from income by your beneficiary if income payments continue after your death.

In the case of joint owners, the above rules will be applied on the death of any owner.

When the owner is not a natural person, these rules will be applied on the death of any annuitant.

NON-QUALIFIED ANNUITY FOR SEC.457(f) DEFERRED COMPENSATION PLANS.

These are deferred compensation arrangements generally for a select group of management or highly compensated employees and individual

FFA- 88
independent contractors employed or engaged by state or local governments or non-church tax-exempt organizations. In this arrangement the tax exempt entity (e.g., a hospital) contributes your deferred compensation amounts and earnings credited to these amounts into a trust, which at all times is subject to the claims of the employer's bankruptcy and insolvency creditors. The trust owns a Non-Qualified annuity which may be subject to the rules described under "Non-Qualified Annuities." Since the trust is a grantor trust, any tax consequences arising out of ownership of the Non-Qualified annuity will flow to the tax-exempt entity that is the grantor of such trust. Each tax-exempt entity should consult its own tax advisor with respect to the tax rules governing the annuity. You can defer taxation of compensation until the first taxable year in which there is not a substantial risk of forfeiture to your right to such compensation.

When deferred compensation is no longer subject to a substantial risk of forfeiture, it is immediately includable in your income and it becomes "after-tax" contributions for the purposes of the tax rules governing income plan payments in calculating the "exclusion ratio." Certain distributions made before you are age 59 1/2 may be subject to a 10% tax penalty. It is unclear whether this penalty applies with respect to distributions made for this type of plan. Thus, you should consult your own tax advisor to clarify this issue. Since there is some uncertainty as to how the Internal Revenue Service and the courts will treat the "rolling vesting" aspect of this arrangement, you should consult your own tax advisor to clarify this issue. Given the complexity and uncertainty inherent in this area of the tax law, entities considering the purchase of this annuity to fund a sec.457(f) deferred compensation plan should consult with their own tax advisors regarding the major Federal tax issues under sec.457. In connection with the sale of the Non-Qualified annuity for sec.457(f) Deferred Compensation Plans, MetLife consulted special tax counsel regarding the major Federal tax issues under sec.457. This advice from such counsel has not been updated to reflect changes, if any, in the law. Such advice was rendered solely to MetLife and may not be relied upon by any person considering the purchase of the annuity.

NON-QUALIFIED ANNUITY FOR SEC.451 DEFERRED FEE ARRANGEMENTS.
Under sec.451 deferred fee arrangements, a third party which is a tax-exempt entity (e.g., a hospital) enters into an arrangement with a taxable entity, the employer, that provides services to the third party. These deferred fees are used to fund a deferred compensation plan for the taxable entity's employees who are a select group of management or highly compensated employees or individual independent contractors. The deferred fees are contributed by the tax-exempt entity into a trust that is subject to the claims of its bankruptcy and insolvency creditors, and when paid or made available to the taxable entity, are subject to the claims of the taxable entity's bankruptcy and insolvency creditors. Such arrangement, in accordance with the

[SNOOPY GRAPHIC]

                                                                         FFA- 89
provisions of sec.451, enables the taxable entity to defer compensation until the year in which the amounts are paid or made available to it, and enables the employees of the taxable entity who are participants in its deferred compensation plan to defer compensation until the year in which the amounts are paid or made available to them, unless under the method of accounting used in computing taxable income, such amount is to be properly accounted for in a different period. The taxable entity will be able to deduct as employee compensation the amounts included in income by the participant employees of its deferred compensation plan, subject to such sums being reasonable compensation and not disguised dividends.

A trust established by the tax-exempt entity will own a Non-Qualified annuity which may be subject to taxation rules as described under "Non-Qualified Annuities." Since the trust is a grantor trust, any tax consequences arising out of ownership of the Non-Qualified annuity will flow to the tax-exempt entity that is the grantor of such trust. Each tax-exempt entity should consult its own tax advisor with respect to the tax rules governing the annuity. Participants in the taxable entity's deferred compensation plan must look to the taxable entity for payments under the plan. These persons should consult their own tax advisor for information on the tax treatment of these payments made under the plan.

Given the complexity and uncertainty inherent in this area of the tax law, entities considering the purchase of this annuity to fund a sec.451 deferred fee arrangement should consult with their own tax advisors regarding the application of the relevant rules to their particular situation. In connection with the sale of the Non-Qualified annuity for sec.451 Deferred Fee Arrangements, MetLife consulted special tax counsel regarding the major Federal tax issues under sec.451. This advice from such counsel has not been updated to reflect changes, if any, in the law and such advice was rendered solely to MetLife and may not be relied upon by any person considering the purchase of the annuity.

NON-QUALIFIED ANNUITY FOR SEC.451 DEFERRED COMPENSATION PLANS.
Under a sec.451 deferred compensation plan, a select group of management or highly compensated employees or individual independent contractors can defer compensation until the year in which the amounts are paid or made available to them unless, under the method of accounting used in computing taxable income, such amounts are to be properly accounted for in a different period. Participants should consult their own tax advisors for information on the tax treatment of these payments.

A sec.451 plan could be sponsored by either a taxable entity or certain tax-exempt entities which meet the "grandfather" requirements described below. Taxable entities would be able to deduct, as compensation, the amounts included in income by the participant of the deferred compensation plan, subject to such sums being

FFA- 90
reasonable compensation and not disguised dividends. For tax-exempt entities, if certain Tax Reform Act of 1986 "grandfather" requirements are adhered to, sec.451 rather than sec.457 should apply to their deferred compensation plans. Tax exempt entities should consult their own tax advisors to ascertain whether these "grandfather" requirements are met.

A trust established by either the taxable or the grandfathered tax-exempt entity would own a Non-Qualified annuity which may be subject to taxation rules as described under "Non-Qualified Annuities." Since the trust would be a grantor trust, any tax consequences arising out of ownership of the Non-Qualified annuity will flow to the tax-exempt entity or taxable entity that is the grantor of such trust. Such entities should consult their own tax advisors with respect to the tax rules governing the annuity.

Given the complexity and uncertainty inherent in this area of the tax law, entities considering the purchase of this annuity to fund a sec.451 deferred compensation plan should consult with their own tax advisors regarding the application of the relevant rules to their particular situation. In connection with the sale of the Non-Qualified annuity for sec.451 Deferred Compensation Plans, MetLife consulted special tax counsel regarding the major Federal tax issues under sec.451. This advice from such counsel has not been updated to reflect changes, if any, in the law and such advice was rendered solely to MetLife and may not be relied upon by any person considering the purchase of the annuity.

NON-QUALIFIED ANNUITY FOR SEC.457(e)(11) SEVERANCE AND DEATH BENEFIT PLANS. These are severance and death benefit arrangements for adoption by tax-exempt entities. If the employer is subject to ERISA, the arrangement must be adopted exclusively for a select group of management or highly compensated employees or individual independent contractors. The employer deposits deferral amounts, which will be used to provide severance and death benefits, into a trust which is subject at all times to the claims of the employer's bankruptcy and insolvency creditors. As the owner of a Non-Qualified annuity, the trust may be subject to the rules described under "Non-Qualified Annuities." Since the trust is a grantor trust, any tax consequences arising out of ownership of the Non-Qualified annuity will flow to the employer, the grantor of such trust. Each employer should consult with its own tax advisor with respect to the tax rules governing the annuity.

The Federal income tax consequences to you of this arrangement depend on whether the program qualifies as a "bona-fide severance pay" and a "bona-fide death benefit" plan as described in sec.457(e)(11) of the Code. If the arrangement qualifies as a "bona-fide severance pay" and a "bona-fide death benefit" plan, sec.451 of the Code will apply and you will not be taxed on your deferral amounts until the tax year in which they are paid or made available to you, unless under the

[SNOOPY WITH ADDING MACHINE GRAPHIC]

                                                                         FFA- 91
method of accounting you use in computing taxable income, such amount is to be properly accounted for in a different period. If the arrangement does not qualify as a "bona-fide severance pay" and a "bona-fide death benefit" plan, your deferral amounts are subject to tax in the year in which they are deferred. In that event, if you have not reported such income, in addition to the Federal income tax you will have to pay, you will be assessed interest, and you may be subject to certain penalties by the Internal Revenue Service.

SPECIAL TAX CONSIDERATIONS FOR NON-QUALIFIED ANNUITY FOR SEC.457(e)(11) SEVERANCE AND DEATH BENEFIT PLANS.
There is a considerable risk that this arrangement may not qualify as a "bona-fide severance pay" plan under 457(e)(11), the application section of the Code. The term "bona-fide severance pay" plan is not defined in that section. The term "severance pay" plan has, however, been construed under other Code sections and under Department of Labor regulations issued under the Employee Retirement Income Security Act of 1974. Subsequently, the United States Court of Appeals for the Federal Circuit indicated that for purposes of another Code section, a severance pay plan with features similar to this arrangement, would not qualify as a valid severance pay plan. While this decision addresses severance pay plans in a different Code context, it is probable that a court would consider it in determining the tax consequences of this arrangement. In connection with the sale of the Non-Qualified annuity for Section 457(e)(11) Severance and Death Benefit Plans, MetLife consulted special tax counsel regarding the major Federal tax issues under sec.457. This advice received from such counsel has not been updated to reflect this decision or other changes in the law, and such advice was rendered solely to MetLife and may not be relied upon by any person considering the purchase of the annuity. You should consult with your own tax advisor to determine if the potential advantages to you of this arrangement outweigh the potential tax risks in view of your individual circumstances.

NON-QUALIFIED ANNUITY FOR SEC.415(m) QUALIFIED GOVERNMENTAL EXCESS BENEFIT
PLANS.
Section 415(m) qualified governmental excess benefit plans are available to state and local governments which sponsor plans subject to the sec.415 limits on the amount of annual plan contributions and benefits. If a qualified governmental excess benefit arrangement meets certain requirements, it could provide benefits that cannot be provided under a government plan subject to the sec.415 limits. For purposes of the qualified governmental excess benefit arrangement, participants are taxed the same way as if the arrangement were a non-qualified deferred compensation plan maintained by an employer not exempt from tax. Since qualified governmental excess benefit arrangements were introduced into the tax law in August, 1996, and since many aspects of these arrangements have yet to be clarified by the IRS, entities considering the purchase of this annuity to fund a qualified

FFA- 92
governmental excess benefit plan should consult with their own tax advisors regarding the application of the relevant rules to their particular situation.

PEDC

GENERAL

PEDC plans are available to State or local governments and certain tax-exempt organizations as described in sec.457 of the Code. The plans are not available for churches and qualified church-controlled organizations.

PEDC annuities maintained by a state or local government are for the exclusive benefit of plan participants and their beneficiaries.

PEDC annuities other than those maintained by state or local governments are solely the property of the employer and are subject to the claims of the employer's general creditors until they are "made available" to you.

WITHDRAWALS

Generally, because contributions are on a before-tax basis, withdrawals from your annuity are subject to income tax.

Generally, monies in your annuity can not be "made available" to you until you:

*   Reach age 70 1/2

*   Leave your job

*   Have an unforeseen emergency (as defined by the Code)

MINIMUM DISTRIBUTION

The minimum distribution rules for contracts issued to PEDC plans are similar to the rules summarized earlier under the Minimum Distribution Requirements heading. Consult your tax adviser.

SPECIAL RULES

Special rules apply to certain non-governmental PEDC plans deferring compensation from taxable years beginning before January 1, 1987 (or beginning later but based on an agreement in writing on an agreement in writing on August 16, 1986).

                                                                         FFA- 93

TABLE OF CONTENTS FOR THE STATEMENT OF
ADDITIONAL INFORMATION

                                                      PAGE
COVER PAGE.................... .....................     1
TABLE OF CONTENTS................. .................     1
INDEPENDENT AUDITORS............... ................     2
SERVICES..................... ......................     2
DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE
     DEFERRED ANNUITIES AND INCOME ANNUITIES... ....     2
EARLY WITHDRAWAL CHARGE.............. ..............     2
EXPERIENCE FACTOR................. .................     2
VARIABLE INCOME PAYMENTS............. ..............     2
INVESTMENT MANAGEMENT FEES............ .............     5
PERFORMANCE DATA AND ADVERTISEMENT OF
     THE SEPARATE ACCOUNT............. .............     8
VOTING RIGHTS................... ...................     9
ERISA....................... .......................    10
TAXES....................... .......................    11
PERFORMANCE DATA................. ..................    22
FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT... ....    36
FINANCIAL STATEMENTS OF METLIFE.......... ..........    88

[PEANUTS GANG GRAPHIC]

FFA- 94

APPENDIX

PREMIUM TAX TABLE

If you are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your Deferred Annuity or Income Annuity.

                       TSA         403(a)      PEDC                          Non-Qualified
                       Deferred    Deferred    Deferred       IRA Deferred   Deferred
                       and         and         and            and            and
                       Income      Income      Income         Income         Income
                       Annuities   Annuities   Annuities(1)   Annuities(2)   Annuities
California...........  0.5%        0.5%        2.35%          0.5%(3)        2.35%
Maine................  --          --          --             --             2.0%
Nevada...............  --          --          --             --             3.5%
Puerto Rico..........  1.0%        1.0%        1.0%           1.0%           1.0%
South Dakota.........  --          --          --             --             1.25%
West Virginia........  1.0%        1.0%        1.0%           1.0%           1.0%
Wyoming..............  --          --          --             --             1.0%

----------------

(1)PREMIUM TAX RATES APPLICABLE TO DEFERRED ANNUITIES AND INCOME ANNUITIES PURCHASED UNDER RETIREMENT PLANS OF PUBLIC EMPLOYERS MEETING THE REQUIREMENTS OF SEC.401(a) OF THE CODE ARE INCLUDED UNDER THE COLUMN HEADED "403(a) DEFERRED AND INCOME ANNUITIES."

(2) PREMIUM TAX RATES APPLICABLE TO IRA DEFERRED ANNUITIES AND INCOME ANNUITIES PURCHASED FOR USE IN CONNECTION WITH INDIVIDUAL RETIREMENT TRUST OR CUSTODIAL ACCOUNTS MEETING THE REQUIREMENTS OF SEC.408(a) OF THE CODE ARE INCLUDED UNDER THE COLUMN HEADED "IRA DEFERRED AND INCOME ANNUITIES."

(3)WITH RESPECT TO DEFERRED ANNUITIES AND INCOME ANNUITIES PURCHASED FOR USE IN CONNECTION WITH INDIVIDUAL RETIREMENT TRUST OR CUSTODIAL ACCOUNTS MEETING THE REQUIREMENTS OF SEC.408(a) OF THE CODE, THE ANNUITY TAX RATE IN CALIFORNIA IS 2.35% INSTEAD OF 0.5%.

PEANUTS(C) UNITED FEATURE SYNDICATE, INC.
(C)2002 METROPOLITAN LIFE INSURANCE COMPANY

[LUCY'S TAXES GRAPHICS]
                                                                         FFA- 95

APPENDIX II

WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL
RETIREMENT PROGRAM PARTICIPANT

If you are a participant in the Texas Optional Retirement Program, Texas law permits us to make withdrawals on your behalf only if you die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal you ask for requires a written statement from the appropriate Texas institution of higher education verifying your vesting status and (if applicable) termination of employment. Also, we require a written statement from you that you are not transferring employment to another Texas institution of higher education. If you retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without your consent to the extent necessary to maintain compliance with the law.

FFA- 96

                           REQUEST FOR A STATEMENT OF
                    ADDITIONAL INFORMATION/CHANGE OF ADDRESS

If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

[ ] Metropolitan Life Separate Account E, Metropolitan Series Fund, Inc., New
    England Zenith Fund and Met Investors Series Trust

[ ] Calvert Social Balanced Portfolio and Calvert Social Mid Cap Growth
    Portfolio

[ ] Fidelity Variable Insurance Products Funds

[ ] American Funds Insurance Series

[ ] I have changed my address. My current address is:

-------------------------------
                                    Name -------------------------------
       (Contract Number)
                                 Address -------------------------------
-------------------------------          -------------------------------
          (Signature)                                                zip

Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893

[METLIFE LOGO]                                                     PRSRT STD
                                                               U.S. Postage Paid
                                                                    METLIFE

Metropolitan Life Insurance Company
Johnstown Office, 500 Schoolhouse Road
Johnstown, PA 15907-2914

E0204BT7E(exp0503)MLIC-LD
MLR19000341004(0502) Printed in U.S.A.
FFAPROSP(0502)
02040867





[METLIFE LOGO]

                                                           PRSRT STD
                                                        U.S. Postage Paid
                                                           METLIFE
Metropolitan Life Insurance Company
Johnstown Office, 500 Schoolhouse Road
Johnstown, PA 15907-2914

                                 [MetLife Logo]

                      Metropolitan Life Insurance Company
                           Home Office: New York, NY


E0204BT7D(exp0503)MLIC-LD
MLR19000341002(0502) Printed in U.S.A.
EPPAPROSP(0502)

                                 [MetLife Logo]

                      Metropolitan Life Insurance Company
                           Home Office: New York, NY


E0204BT7E(exp0503)MLIC-LD
MLR19000341003(0502) Printed in U.S.A.
FFAPROSP(0502)

E0204BT7D(exp0503)MLIC-LD
MLR19000341005(0502) Printed in U.S.A.
EPPAPROSP(0502)
02040867






[METLIFE LOGO]
                                                           PRSRT STD
                                                        U.S. Postage Paid
                                                            METLIFE

Metropoliltan Life Insurance Company
Johnstown Office, 500 Schoolhouse Road
Johnstown, PA 15907-2914

                          SUPPLEMENT DATED MAY 1, 2002
                      TO THE PROSPECTUS DATED MAY 1, 2001

                      METROPOLITAN LIFE SEPARATE ACCOUNT E
             PREFERENCE PLUS(R) ACCOUNT VARIABLE ANNUITY CONTRACTS
                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

                               ONE MADISON AVENUE

                            NEW YORK, NEW YORK 10010

     This supplement updates certain information in the prospectus dated May 1, 2001, describing Preference Plus(R) Account variable annuity contacts funded by Metropolitan Life Separate Account E. You should read and retain this supplement for future reference. For more information, request a copy of the prospectus and the Statement of Additional Information ("SAI"), dated May 1, 2002. The SAI is considered part of this supplement as though it were included in the supplement. To request a free copy of the prospectus, SAI or to ask questions, write or call Metropolitan Life Insurance Company, 1600 Division Road, West Warwick, RI 02893 or telephone 1-800-638-7732.

     An investment in any variable annuity involves investment risk. You could lose money you invest. Money invested is Not: a bank deposit or obligation; federally insured or guaranteed; or endorsed by any bank or other financial institution.

     The Securities and Exchange Commission has a Web site (http://www.sec.gov) which you may visit to view the complete prospectus. SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if the prospectus is truthful or complete. Any representation otherwise is a criminal offense.

     This Supplement is not valid unless preceded by the current Metropolitan Series Fund, Inc., the New England Zenith Fund, the Met Investors Series Trust and the American Funds Insurance Series prospectuses which contain additional information about each Fund. You should read these prospectuses and keep them for future reference.

     You decide how to allocate your money among the various available investment choices. The investment choices available to you are listed in the contract for your Deferred Annuity or Income Annuity. Your choices may include the Fixed Interest Account and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), series of the New England Zenith Fund ("Zenith Fund"), portfolios of the Met Investors Series Trust ("Met Investors Fund") and funds of the American Funds Insurance Series ("American Funds"). For convenience, the portfolios, the series and the funds are referred to as Portfolios in this Supplement.


LEHMAN BROTHERS(R) AGGREGATE BOND INDEX
PIMCO TOTAL RETURN
SALOMON BROTHERS U.S. GOVERNMENT
STATE STREET RESEARCH BOND INCOME
SALOMON BROTHERS STRATEGIC BOND
  OPPORTUNITIES
STATE STREET RESEARCH DIVERSIFIED
LORD ABBETT BOND DEBENTURE
AMERICAN FUNDS GROWTH-INCOME
METLIFE STOCK INDEX
MFS INVESTORS TRUST
MFS RESEARCH MANAGERS
STATE STREET RESEARCH INVESTMENT TRUST
DAVIS VENTURE VALUE
FI STRUCTURED EQUITY*
HARRIS OAKMARK LARGE CAP VALUE
STATE STREET RESEARCH LARGE CAP VALUE*
AMERICAN FUNDS GROWTH
JANUS GROWTH
PUTNAM LARGE CAP GROWTH
T. ROWE PRICE LARGE CAP GROWTH
MET/AIM MID CAP CORE EQUITY*
METLIFE MID CAP STOCK INDEX
HARRIS OAKMARK FOCUSED VALUE
  (FORMERLY, HARRIS OAKMARK MID CAP VALUE)
NEUBERGER BERMAN PARTNERS MID CAP VALUE
FI MID CAP OPPORTUNITIES*
JANUS MID CAP
MFS MID CAP GROWTH
STATE STREET RESEARCH AGGRESSIVE GROWTH
LOOMIS SAYLES SMALL CAP
RUSSELL 2000(R) INDEX
STATE STREET RESEARCH AURORA
  (FORMERLY, STATE STREET RESEARCH AURORA SMALL CAP VALUE)
FRANKLIN TEMPLETON SMALL CAP GROWTH
MET/AIM SMALL CAP GROWTH*
T. ROWE PRICE SMALL CAP GROWTH
PIMCO INNOVATION
SCUDDER GLOBAL EQUITY
MFS RESEARCH INTERNATIONAL
MORGAN STANLEY EAFE(R) INDEX
PUTNAM INTERNATIONAL STOCK
STATE STREET RESEARCH CONCENTRATED
  INTERNATIONAL*
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION

---------------

* THESE PORTFOLIOS ARE ANTICIPATED TO BE AVAILABLE ON OR ABOUT MAY 1, 2002, SUBJECT TO STATE APPROVAL.


IMPORTANT TERMS YOU SHOULD KNOW



     This is a revised term in this section.


METLIFE DESIGNATED OFFICE

     Your MetLife Designated Office is the MetLife office that will generally handle the processing of all your requests concerning your Deferred Annuity or Income Annuity. Your quarterly statement, payment statement and/or check stub will indicate the address of your MetLife Designated Office. The telephone number to call to make a request is 1-800-638-7732.

            TABLE OF EXPENSES -- PREFERENCE PLUS DEFERRED ANNUITIES
                              AND INCOME ANNUITIES

     The following table shows Separate Account, Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds charges and expenses. The numbers in the table for the Separate Account, Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds are based on past experience, except where estimates are used, as noted below. The numbers in the table are subject to change. The table is not intended to show your actual total combined expenses of the Separate Account, Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds which may be higher or lower. It does not show fees for the Fixed Interest Account or premium and other taxes which may apply. All of the Portfolios listed below are Class A except for the State Street Research Large Cap Value Portfolio, FI Mid Cap Opportunities Portfolio, FI Structured Equity Portfolio, Met/AIM Mid Cap Core Equity Portfolio, Met/AIM Small Cap Growth Portfolio and State Street Research Concentrated International Portfolio, which are Class E Portfolios, and the Portfolios of the American Funds, which are Class 2 Portfolios. We have provided examples to show you the impact of Separate Account, Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds charges and expenses on a hypothetical investment of $1,000 that has an assumed 5% annual return on the investment. These examples assume that reimbursement and/or waiver of expenses was in effect.
--------------------------------------------------------------------------------

SEPARATE ACCOUNT, METROPOLITAN FUND, ZENITH FUND, MET INVESTORS FUND AND AMERICAN FUNDS EXPENSES FOR THE FISCAL YEAR ENDING DECEMBER 31, 2001:

CONTRACT OWNER TRANSACTION EXPENSES FOR ALL INVESTMENT DIVISIONS CURRENTLY
OFFERED

  Sales Load Imposed on Purchases...........................              None
  Deferred Sales Load (as a percentage of the purchase
     payment funding the withdrawal during the accumulation
     period) (1)............................................     From 0% to 7%
  Exchange Fee..............................................              None
  Surrender Fee.............................................              None
Annual Contract Fee (2).....................................              None
Separate Account Annual Expenses (as a percentage of average account value) (3)
  General Administrative Expenses Charge....................              .50%
  Mortality and Expense Risk Charge.........................              .75%
  Total Separate Account Annual Expenses....................             1.25%

METROPOLITAN FUND ANNUAL EXPENSES
(as a percentage of average net assets)

                                                                     C             A+B+C=D
                                            A            B     OTHER EXPENSES   TOTAL EXPENSES
                                        MANAGEMENT     12b-1       BEFORE       BEFORE WAIVER/
                                           FEES        FEES    REIMBURSEMENT    REIMBURSEMENT
----------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond
  Index Portfolio...................      0.25         0.00         0.13             0.38
State Street Research Diversified
  Portfolio (4)(5)..................      0.43         0.00         0.06             0.49
MetLife Stock Index Portfolio ......      0.25         0.00         0.06             0.31
State Street Research Investment
  Trust Portfolio (4)(5)............      0.48         0.00         0.05             0.53
Harris Oakmark Large Cap Value
  Portfolio (4)(5)..................      0.75         0.00         0.11             0.86

                                                          D-E=F
                                            E         TOTAL EXPENSES
                                         WAIVER/      AFTER WAIVER/
                                      REIMBURSEMENT   REIMBURSEMENT
------------------------------------  ------------------------------
Lehman Brothers(R) Aggregate Bond
  Index Portfolio...................      0.00             0.38
State Street Research Diversified
  Portfolio (4)(5)..................      0.00             0.49
MetLife Stock Index Portfolio ......      0.00             0.31
State Street Research Investment
  Trust Portfolio (4)(5)............      0.00             0.53
Harris Oakmark Large Cap Value
  Portfolio (4)(5)..................      0.00             0.86

                                                                     C             A+B+C=D
                                            A            B     OTHER EXPENSES   TOTAL EXPENSES
                                        MANAGEMENT     12b-1       BEFORE       BEFORE WAIVER/
                                           FEES        FEES    REIMBURSEMENT    REIMBURSEMENT
----------------------------------------------------------------------------------------------
State Street Research Large Cap
  Value Portfolio (Class
  E) (4)(7)(10)(11).................      0.70         0.15         0.86             1.71
Janus Growth Portfolio (4)(11)......      0.80         0.00         1.46             2.26
Putnam Large Cap Growth
  Portfolio (4)(6)(11)..............      0.80         0.00         0.32             1.12
T. Rowe Price Large Cap Growth
  Portfolio (4)(5)..................      0.63         0.00         0.13             0.76
MetLife Mid Cap Stock Index
  Portfolio (6)(11).................      0.25         0.00         0.27             0.52
Neuberger Berman Partners Mid Cap
  Value Portfolio (4)(5)............      0.69         0.00         0.12             0.81
Janus Mid Cap Portfolio (4).........      0.67         0.00         0.07             0.74
State Street Research Aggressive
  Growth Portfolio (4)(5)...........      0.71         0.00         0.06             0.77
Russell 2000(R) Index
  Portfolio (6)(11).................      0.25         0.00         0.31             0.56
State Street Research Aurora
  Portfolio (4)(8)..................      0.85         0.00         0.13             0.98
Franklin Templeton Small Cap Growth
  Portfolio (4)(11).................      0.90         0.00         1.79             2.69
T. Rowe Price Small Cap Growth
  Portfolio (4).....................      0.52         0.00         0.09             0.61
Scudder Global Equity
  Portfolio (4).....................      0.62         0.00         0.18             0.80
Morgan Stanley EAFE(R) Index
  Portfolio (11)....................      0.30         0.00         0.52             0.82
Putnam International Stock
  Portfolio (4)(5)..................      0.90         0.00         0.26             1.16

                                                          D-E=F
                                            E         TOTAL EXPENSES
                                         WAIVER/      AFTER WAIVER/
                                      REIMBURSEMENT   REIMBURSEMENT
------------------------------------  ------------------------------
State Street Research Large Cap
  Value Portfolio (Class
  E) (4)(7)(10)(11).................      0.71             1.00
Janus Growth Portfolio (4)(11)......      1.31             0.95
Putnam Large Cap Growth
  Portfolio (4)(6)(11)..............      0.12             1.00
T. Rowe Price Large Cap Growth
  Portfolio (4)(5)..................      0.00             0.76
MetLife Mid Cap Stock Index
  Portfolio (6)(11).................      0.07             0.45
Neuberger Berman Partners Mid Cap
  Value Portfolio (4)(5)............      0.00             0.81
Janus Mid Cap Portfolio (4).........      0.00             0.74
State Street Research Aggressive
  Growth Portfolio (4)(5)...........      0.00             0.77
Russell 2000(R) Index
  Portfolio (6)(11).................      0.01             0.55
State Street Research Aurora
  Portfolio (4)(8)..................      0.00             0.98
Franklin Templeton Small Cap Growth
  Portfolio (4)(11).................      1.64             1.05
T. Rowe Price Small Cap Growth
  Portfolio (4).....................      0.00             0.61
Scudder Global Equity
  Portfolio (4).....................      0.00             0.80
Morgan Stanley EAFE(R) Index
  Portfolio (11)....................      0.07             0.75
Putnam International Stock
  Portfolio (4)(5)..................      0.00             1.16

ZENITH FUND ANNUAL EXPENSES
(as a percentage of average net assets)

                                                                     C             A+B+C=D
                                            A            B     OTHER EXPENSES   TOTAL EXPENSES
                                        MANAGEMENT     12b-1       BEFORE       BEFORE WAIVER/
                                           FEES        FEES    REIMBURSEMENT    REIMBURSEMENT
----------------------------------------------------------------------------------------------
Salomon Brothers U.S. Government
  Portfolio (11)....................      0.55         0.00         0.18             0.73
State Street Research Bond Income
  Portfolio (4)(12).................      0.40         0.00         0.09             0.49
Salomon Brothers Strategic Bond
  Opportunities Portfolio (8).......      0.65         0.00         0.19             0.84
MFS Investors Trust
  Portfolio (11)....................      0.75         0.00         0.62             1.37
MFS Research Managers
  Portfolio (5)(11).................      0.75         0.00         0.31             1.06
Davis Venture Value
  Portfolio (4)(5)..................      0.75         0.00         0.08             0.83
FI Structured Equity Portfolio
  (Class E) (4)(10).................      0.68         0.15         0.10             0.93
Harris Oakmark Focused Value
  Portfolio (5)(8)..................      0.75         0.00         0.12             0.87

                                                          D-E=F
                                            E         TOTAL EXPENSES
                                         WAIVER/      AFTER WAIVER/
                                      REIMBURSEMENT   REIMBURSEMENT
------------------------------------  ------------------------------
Salomon Brothers U.S. Government
  Portfolio (11)....................      0.03             0.70
State Street Research Bond Income
  Portfolio (4)(12).................      0.00             0.49
Salomon Brothers Strategic Bond
  Opportunities Portfolio (8).......      0.00             0.84
MFS Investors Trust
  Portfolio (11)....................      0.47             0.90
MFS Research Managers
  Portfolio (5)(11).................      0.16             0.90
Davis Venture Value
  Portfolio (4)(5)..................      0.00             0.83
FI Structured Equity Portfolio
  (Class E) (4)(10).................      0.00             0.93
Harris Oakmark Focused Value
  Portfolio (5)(8)..................      0.00             0.87

                                                                     C             A+B+C=D
                                            A            B     OTHER EXPENSES   TOTAL EXPENSES
                                        MANAGEMENT     12b-1       BEFORE       BEFORE WAIVER/
                                           FEES        FEES    REIMBURSEMENT    REIMBURSEMENT
----------------------------------------------------------------------------------------------
FI Mid Cap Opportunities Portfolio
  (Class E) (4)(7)(10)(11)..........      0.80         0.15         0.15             1.10
Loomis Sayles Small Cap
  Portfolio (4)(5)(8)...............      0.90         0.00         0.10             1.00

                                                          D-E=F
                                            E         TOTAL EXPENSES
                                         WAIVER/      AFTER WAIVER/
                                      REIMBURSEMENT   REIMBURSEMENT
------------------------------------  ------------------------------
FI Mid Cap Opportunities Portfolio
  (Class E) (4)(7)(10)(11)..........      0.00             1.10
Loomis Sayles Small Cap
  Portfolio (4)(5)(8)...............      0.00             1.00

MET INVESTORS FUND ANNUAL EXPENSES
(as a percentage of average net assets)

                                                                     C             A+B+C=D
                                            A            B     OTHER EXPENSES   TOTAL EXPENSES
                                        MANAGEMENT     12b-1       BEFORE       BEFORE WAIVER/
                                           FEES        FEES    REIMBURSEMENT    REIMBURSEMENT
----------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (9)....      0.50         0.00         0.65             1.15
Lord Abbett Bond Debenture
  Portfolio (9)(12).................      0.60         0.00         0.12             0.72
Met/AIM Mid Cap Core Equity
  Portfolio (Class E) (9)(10).......      0.75         0.15         6.18             7.08
MFS Mid Cap Growth
  Portfolio (4)(9)..................      0.65         0.00         1.70             2.35
Met/AIM Small Cap Growth Portfolio
  (Class E) (9)(10).................      0.90         0.15         4.07             5.12
PIMCO Innovation Portfolio (9)......      1.05         0.00         2.92             3.97
MFS Research International
  Portfolio  (4)(9).................      0.80         0.00         4.28             5.08
State Street Research Concentrated
  International Portfolio (Class
  E) (9)(10)........................      0.85         0.15         4.59             5.59

                                                          D-E=F
                                            E         TOTAL EXPENSES
                                         WAIVER/      AFTER WAIVER/
                                      REIMBURSEMENT   REIMBURSEMENT
------------------------------------  ------------------------------
PIMCO Total Return Portfolio (9)....      0.50             0.65
Lord Abbett Bond Debenture
  Portfolio (9)(12).................      0.02             0.70
Met/AIM Mid Cap Core Equity
  Portfolio (Class E) (9)(10).......      6.03             1.05
MFS Mid Cap Growth
  Portfolio (4)(9)..................      1.55             0.80
Met/AIM Small Cap Growth Portfolio
  (Class E) (9)(10).................      3.92             1.20
PIMCO Innovation Portfolio (9)......      2.87             1.10
MFS Research International
  Portfolio  (4)(9).................      4.08             1.00
State Street Research Concentrated
  International Portfolio (Class
  E) (9)(10)........................      4.34             1.25

AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES
(as a percentage of average net assets)

                                                                     C             A+B+C=D
                                            A            B     OTHER EXPENSES   TOTAL EXPENSES
                                        MANAGEMENT     12b-1       BEFORE       BEFORE WAIVER/
                                           FEES        FEES    REIMBURSEMENT    REIMBURSEMENT
----------------------------------------------------------------------------------------------
American Funds Growth-Income
  Portfolio (4)(10).................      0.33         0.25         0.02             0.60
American Funds Growth Portfolio
  (4)(10)...........................      0.37         0.25         0.01             0.63
American Funds Global Small
  Capitalization Portfolio
  (4)(10)...........................      0.80         0.25         0.03             1.08

                                                          D-E=F
                                            E         TOTAL EXPENSES
                                         WAIVER/      AFTER WAIVER/
                                      REIMBURSEMENT   REIMBURSEMENT
------------------------------------  ------------------------------
American Funds Growth-Income
  Portfolio (4)(10).................      0.00             0.60
American Funds Growth Portfolio
  (4)(10)...........................      0.00             0.63
American Funds Global Small
  Capitalization Portfolio
  (4)(10)...........................      0.00             1.08


EXAMPLES


     If you surrender your Deferred Annuity (withdraw all your money) at the end of the time periods listed below, you would bear directly or indirectly the following expenses on a $1,000 investment in each investment division listed below, assuming a 5% annual return on assets: (13)

                                                               1        3        5       10
                                                              YEAR    YEARS    YEARS    YEARS
---------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index Division............  $79     $ 96     $116     $194
PIMCO Total Return Division.................................   82      105      130      224
Salomon Brothers U.S. Government Division...................   83      106      133      229
State Street Research Bond Income Division..................   81      100      122      207

                                                               1        3        5       10
                                                              YEAR    YEARS    YEARS    YEARS
---------------------------------------------------------------------------------------------
Salomon Brothers Strategic Bond Opportunities Division......  $84     $111     $140     $244
State Street Research Diversified Division..................   81      100      122      207
Lord Abbett Bond Debenture Division.........................   83      106      133      229
American Funds Growth-Income Division.......................   82      103      127      218
MetLife Stock Index Division................................   79       94      112      187
MFS Investors Trust Division................................   85      113      143      250
MFS Research Managers Division..............................   85      113      143      250
State Street Research Investment Trust Division.............   81      101      124      211
Davis Venture Value Division................................   84      110      139      243
FI Structured Equity Division...............................   85      113      145      253
Harris Oakmark Large Cap Value Division.....................   84      111      141      246
State Street Research Large Cap Value Division..............   86      116      148      261
American Funds Growth Division..............................   82      104      129      222
Janus Growth Division.......................................   85      114      146      255
Putnam Large Cap Growth Division............................   86      116      148      261
T. Rowe Price Large Cap Growth Division.....................   83      108      136      236
Met/AIM Mid Cap Core Equity Division........................   86      117      151      266
MetLife Mid Cap Stock Index Division........................   80       98      119      202
Harris Oakmark Focused Value Division.......................   85      112      142      247
Neuberger Berman Partners Mid Cap Value Division............   84      110      138      241
FI Mid Cap Opportunities Division...........................   87      119      153      271
Janus Mid Cap Division......................................   83      108      135      233
MFS Mid Cap Growth Division.................................   84      109      138      240
State Street Research Aggressive Growth Division............   83      109      136      237
Loomis Sayles Small Cap Division............................   86      116      148      261
Russell 2000(R) Index Division..............................   81      102      125      213
State Street Research Aurora Division.......................   86      115      147      259
Franklin Templeton Small Cap Growth Division................   86      117      151      266
Met/AIM Small Cap Growth Division...........................   88      122      159      281
T. Rowe Price Small Cap Growth Division.....................   82      104      128      220
PIMCO Innovation Division...................................   87      119      153      271
Scudder Global Equity Division..............................   84      109      138      240
MFS Research International Division.........................   86      116      148      261
Morgan Stanley EAFE(R) Index Division.......................   83      108      135      234
Putnam International Stock Division.........................   88      121      157      277
State Street Research Concentrated International Division...   88      123      161      286
American Funds Global Small Capitalization Division.........   87      118      152      269

     If you annuitize (elect a pay-out option under your Deferred Annuity) or do not surrender your Deferred Annuity at the end of the time periods listed below, you would bear directly or indirectly the following expenses on a $1,000 investment in each investment division listed below, assuming a 5% annual return on assets (13)(14):

                                                               1        3        5       10
                                                              YEAR    YEARS    YEARS    YEARS
---------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index Division............  $17     $ 52     $ 89     $194
PIMCO Total Return Division.................................   19       60      104      224
Salomon Brothers U.S. Government Division...................   20       62      106      229
State Street Research Bond Income Division..................   18       55       95      207
Salomon Brothers Strategic Bond Opportunities Division......   21       66      113      244
State Street Research Diversified Division..................   18       55       95      207
Lord Abbett Bond Debenture Division.........................   20       62      106      229

                                                               1        3        5       10
                                                              YEAR    YEARS    YEARS    YEARS
---------------------------------------------------------------------------------------------
American Funds Growth-Income Division.......................  $19     $ 59     $101     $218
MetLife Stock Index Division................................   16       50       86      187
MFS Investors Trust Division................................   22       68      117      250
MFS Research Managers Division..............................   22       68      117      250
State Street Research Investment Trust Division.............   18       56       97      211
Davis Venture Value Division................................   21       66      113      243
FI Structured Equity Division...............................   22       69      118      253
Harris Oakmark Large Cap Value Division.....................   22       67      114      246
State Street Research Large Cap Value Division..............   23       71      122      261
American Funds Growth Division..............................   19       60      102      222
Janus Growth Division.......................................   23       70      119      255
Putnam Large Cap Growth Division............................   23       71      122      261
T. Rowe Price Large Cap Growth Division.....................   21       64      109      236
Met/AIM Mid Cap Core Equity Division........................   24       73      124      266
MetLife Mid Cap Stock Index Division........................   17       54       93      202
Harris Oakmark Focused Value Division.......................   22       67      115      247
Neuberger Berman Partners Mid Cap Value Division............   21       65      112      241
FI Mid Cap Opportunities Division...........................   24       74      127      271
Janus Mid Cap Division......................................   20       63      108      233
MFS Mid Cap Growth Division.................................   21       65      111      240
State Street Research Aggressive Growth Division............   21       64      110      237
Loomis Sayles Small Cap Division............................   23       71      122      261
Russell 2000(R) Index Division..............................   18       57       98      213
State Street Research Aurora Division.......................   23       70      121      259
Franklin Templeton Small Cap Growth Division................   24       73      124      266
Met/AIM Small Cap Growth Division...........................   25       77      132      281
T. Rowe Price Small Cap Growth Division.....................   19       59      101      220
PIMCO Innovation Division...................................   24       74      127      271
Scudder Global Equity Division..............................   21       65      111      240
MFS Research International Division.........................   23       71      122      261
Morgan Stanley EAFE(R) Index Division.......................   21       63      109      234
Putnam International Stock Division.........................   25       76      130      277
State Street Research Concentrated International Division...   26       79      135      286
American Funds Global Small Capitalization Division.........   24       74      126      269

---------------

(1) There are times when the early withdrawal charge does not apply to amounts that are withdrawn from a Deferred Annuity. Each Contract Year you may take the greater of 10% of your Account Balance or your purchase payments made over 7 years ago free of early withdrawal charges.

(2) A $20 annual contract fee is imposed on money in the Fixed Interest Account. This fee may be waived under certain circumstances. There is a one time contract fee of $350 for Income Annuities. We do not charge this fee if you elect a pay-out option under your Deferred Annuity and you have owned your Deferred Annuity more than two years.

(3) Pursuant to the terms of the Contract, our total Separate Account Annual Expenses will not exceed 1.25% of your average balance in the investment divisions. For purposes of presentation here, we estimated the allocation between general administrative expenses and the mortality and expense risk charge.

(4) Each Portfolio's management fee decreases when its assets grow to certain dollar amounts. The "break point" dollar amounts at which the management fee declines are more fully explained in the prospectus and Statement of Additional Information for each respective Fund.

(5) Certain Metropolitan Fund and Zenith Fund sub-investment managers directed certain portfolio trades to brokers who paid a portion of the Portfolio's expenses. In addition, each Fund has entered into arrangements with its custodian whereby credits realized as a result of this practice were used to reduce a portion of each participating Portfolio's expenses. The expense information for the Metropolitan Fund and Zenith Fund Portfolios does not reflect these reductions or credits.

(6) MetLife Advisers, LLC ("MetLife Advisers") agreed to pay all expenses (other than management fees, brokerage commissions, taxes, interest and extraordinary or non-recurring expenses) (hereafter "Expenses") in excess of .30% of the average net assets for the Russell 2000(R) Index Portfolio through April 30, 2002. MetLife Advisers agreed to pay all Expenses in excess of .20% of the average net assets for the MetLife Mid Cap Stock Index and Putnam Large Cap Growth Portfolios through April 30, 2002. The "Other Expenses Before Reimbursement" information for these Portfolios assumes no reduction of expenses of any kind. The "Total Expenses After Waiver/Reimbursement" information for these Portfolios reflects expenses reimbursed in calendar year 2001. The effect of such reimbursements is that performance results are increased.

(7) These Portfolios began operations on April 30, 2002. The "Other Expenses Before Reimbursement" information for these Portfolios reflects an estimate of expenses for calendar year 2002. The "Total Expenses After Waiver/Reimbursement" reflects expenses as if the expense reimbursement was in effect for the entire current year. The effect of such reimbursements is that performance is increased.

(8) MetLife Advisers agreed to pay all operating expenses other than amortization of expenses, brokerage costs, interest, taxes or other extraordinary expenses, in excess of 1.00% of the average net assets for the Loomis Sayles Small Cap Portfolio through April 30, 2002. MetLife Advisers agreed to pay all Expenses in excess of .20% of the average net assets of the State Street Research Aurora Portfolio through April 30, 2002. MetLife Advisers agreed to pay the operating expenses of the Salomon Brothers Strategic Bond Opportunities and Harris Oakmark Focused Value Portfolios (exclusive of any brokerage costs, interest, taxes or extraordinary expenses) in excess of 0.90% of average net assets through April 30, 2002. The Salomon Brothers Strategic Bond Opportunities, the Loomis Sayles Small Cap, the State Street Research Aurora and the Harris Oakmark Focused Value Portfolios' expenses did not exceed these limitations for the year ended December 31, 2001.

(9) Class A shares of the MFS Mid Cap Growth, MFS Research International, PIMCO Total Return and PIMCO Innovation Portfolios began operations on May 1, 2001. The "Other Expenses Before Reimbursement" for these Portfolios reflects annualized expenses for the full calendar year 2001. Class A shares for the Lord Abbett Bond Debenture Portfolio began operations on February 12, 2001. Class E shares of the Met/AIM Mid Cap Core Equity, Met/AIM Small Cap Growth and State Street Research Concentrated International Portfolios began operations in April, 2002. The "Other Expenses Before Reimbursement" information for these Portfolios reflects an estimate of expenses for the calendar year 2002 and are based on other share class expense experience.

    Met Investors Advisory LLC ("MetLife Investors") and Met Investors Fund have entered into an Expense Limitation Agreement whereby, until at least April 30, 2003, MetLife Investors has agreed to waive its investment management fee or pay operating expenses (exclusive of interest, taxes, brokerage commissions, or extraordinary expense and 12b-1 Plan fees) as necessary to limit total expenses to the percentage of daily net assets to the following percentages: .65% for the PIMCO Total Return Portfolio, 1.10% for the PIMCO Innovation Portfolio, .80% for the MFS Mid Cap Growth Portfolio, 1.00% for the MFS Research International Portfolio, .70% for the Lord Abbett Bond Debenture Portfolio, 1.05% for the Met/AIM Small Cap Growth Portfolio, .90% for the Met/AIM Mid Cap Core Equity Portfolio and 1.10% for the State Street Research Concentrated International Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may, with the approval of the Fund's Board of Trustees, be repaid to the investment manager. For the MFS Mid Cap Growth, MFS Research International, PIMCO Total Return and PIMCO Innovation Portfolios, the "Total Expenses After Waiver/Reimbursement" reflects expenses as if the expense reimbursement was in effect for the entire calendar year 2001. The effect of such waiver and reimbursement is that performance results are increased.

(10) Each of the American, Metropolitan, Met Investors and Zenith Funds has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in each Fund's prospectus. We are paid the Rule 12b-1 fee in connection with the Class E shares of the Metropolitan, Zenith and Met Investors Funds and Class 2 of the American Funds.


(11) Pursuant to Expense Agreements, MetLife Advisers has agreed to waive its investment management fee or pay operating expenses (exclusive of brokerage costs, interest, taxes or extraordinary expenses) ("Operating Expenses") as necessary to limit total Operating Expenses to the annual percentage of average daily net assets of the following Portfolios as indicated:

                        PORTFOLIO                          PERCENTAGE
                        ---------                          ----------
Morgan Stanley EAFE(R) Index Portfolio                        0.75
Putnam Large Cap Growth Portfolio                             1.00
MetLife Mid Cap Stock Index Portfolio                         0.45
Russell 2000(R) Index Portfolio                               0.55
Janus Growth Portfolio                                        0.95
Franklin Templeton Small Cap Growth Portfolio                 1.05
State Street Research Large Cap Value Portfolio (Class E)     1.00
MFS Investors Trust Portfolio                                 0.90
MFS Research Managers Portfolio                               0.90
Salomon Brothers U.S. Government Portfolio                    0.70
FI Mid Cap Opportunities Portfolio (Class E)                  1.10

  This waiver or agreement to pay is subject to the obligation of each class of the Portfolio separately to repay MetLife Advisers such expenses in future years, if any, when the Portfolio's class's expenses fall below the above percentages if certain conditions are met. The agreement may be terminated at any time after April 30, 2003. The "Other Expenses Before Reimbursement" information for the Morgan Stanley EAFE(R) Index, the Janus Growth, the Franklin Templeton Small Cap Growth, the MFS Investors Trust, the MFS Research Managers and the Salomon Brothers U.S. Government Portfolios assumes no reduction of any kind. The "Total Expenses After Waiver/Reimbursement" information for the Morgan Stanley EAFE(R) Index Portfolio reflects expenses as if the Expense Agreement was in effect for the entire current year. The "Total Expenses After Waiver/Reimbursement" information reflects expenses waived or reimbursed in the calendar year 2001 for the Janus Growth, the Franklin Templeton Small Cap Growth, the MFS Investors Trust, the MFS Research Managers and the Salomon Brothers U.S. Government Portfolios. The effect of such waiver and reimbursement is that performance results are increased.

(12) On April 29, 2002, the State Street Research Income Portfolio of the Metropolitan Fund was merged into the State Street Research Bond Income Portfolio of the Zenith Fund and the Loomis Sayles High Yield Bond Portfolio of the Metropolitan Fund was merged into the Lord Abbett Bond Debenture Portfolio of the Met Investors Fund.


(13) These examples assume that reimbursement and/or waiver of expenses was in effect.


(14) This example assumes no early withdrawal charges are applicable. In order to make this assumption for a pay-out option under your Deferred Annuity, we also assumed that you selected an income payment type under which you will receive payments over your lifetime or for a period of at least five full years.

             ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION

          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

     These tables and bar charts show fluctuations in the Accumulation Unit Values for each investment division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).

------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                              BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES       YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index
  Division.............................. 2001      $10.85            $11.51         17,519
                                         2000        9.86             10.85         11,149
                                         1999       10.12              9.86          7,735
                                         1998       10.00(d)          10.12            793

[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value


PIMCO Total Return Division............. 2001       10.00(e)          10.55          2,743


[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value


Salomon Brothers U.S. Government
  Division.............................. 2001       14.30(e)          15.07          1,179


[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value


State Street Research Income
  Division(c)........................... 2001       20.49             21.93         18,441
                                         2000       18.65             20.49         16,397
                                         1999       19.33             18.65         18,535
                                         1998       17.89             19.33         20,060
                                         1997       16.49             17.89         16,307
                                         1996       16.12             16.49         16,604
                                         1995       13.65             16.12         15,252
                                         1994       14.27             13.65         13,923
                                         1993       12.98             14.27         14,631
                                         1992       12.29             12.98          5,918


[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value

------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                              BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES       YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------


Salomon Brothers Strategic Bond
  Opportunities Division................ 2001      $15.37(e)         $16.22            494


[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value


State Street Research Diversified
  Division.............................. 2001       28.98             26.81         66,375
                                         2000       29.04             28.98         72,259
                                         1999       27.05             29.04         75,126
                                         1998       22.89             27.05         73,897
                                         1997       19.22             22.89         62,604
                                         1996       17.00             19.22         52,053
                                         1995       13.55             17.00         42,712
                                         1994       14.15             13.55         40,962
                                         1993       12.70             14.15         31,808
                                         1992       11.75             12.70          7,375


[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value


Loomis Sayles High Yield Bond
  Division(c)........................... 2001       10.93             10.65          5,375
                                         2000       11.17             10.93          5,291
                                         1999        9.60             11.17          4,708
                                         1998       10.51              9.60          3,882
                                         1997       10.00(b)          10.51          2,375

[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value


American Funds Growth--Income
  Division.............................. 2001       86.74(e)          87.85            404


[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value

------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                              BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES       YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------


MetLife Stock Index Division............ 2001      $39.62            $34.37         80,855
                                         2000       44.24             39.62         83,765
                                         1999       37.08             44.24         79,702
                                         1998       29.28             37.08         71,204
                                         1997       22.43             29.28         58,817
                                         1996       18.52             22.43         43,141
                                         1995       13.70             18.52         29,883
                                         1994       13.71             13.70         23,458
                                         1993       12.67             13.71         18,202
                                         1992       11.94             12.67          8,150


[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value


MFS Investors Trust Division............ 2001       10.06(e)           8.35            494


[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value


MFS Research Managers Division.......... 2001       11.31(e)           8.83            164


[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value


State Street Research Investment Trust
  Division.............................. 2001       37.20             30.49         57,292
                                         2000       40.14             37.20         62,971
                                         1999       34.30             40.14         64,026
                                         1998       27.10             34.30         64,053
                                         1997       21.37             27.10         60,102
                                         1996       17.71             21.37         49,644
                                         1995       13.47             17.71         38,047
                                         1994       14.10             13.47         32,563
                                         1993       12.48             14.10         24,608
                                         1992       11.32             12.48          9,432


[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value

------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                              BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES       YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------


Davis Venture Value Division............ 2001      $30.79            $27.02          2,072
                                         2000       30.19(a)          30.79            917


[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value


Harris Oakmark Large Cap Value
  Division.............................. 2001        9.92              11.6         16,415
                                         2000        8.93              9.92          4,947
                                         1999        9.71              8.93          3,631
                                         1998       10.00(d)           9.71            386

[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value


American Funds Growth Division.......... 2001      146.13(e)         118.11            383


[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value


Janus Growth Division................... 2001       10.00(e)           7.76          1,023


[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value


Putnam Large Cap Growth Division........ 2001        7.24              4.95          5,527
                                         2000        9.82(a)           7.24          2,555


[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value

T. Rowe Price Large Cap Growth
  Division.............................. 2001       13.06             11.62         12,077
                                         2000       13.29             13.06         12,475
                                         1999       11.01             13.29          3,394
                                         1998       10.00(d)          11.01            407

[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value

------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                              BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES       YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------


MetLife Mid Cap Stock Index Division.... 2001      $10.62            $10.36          8,080
                                         2000       10.00(a)          10.62          5,493


[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value


Harris Oakmark Focused Value Division... 2001       21.38(e)          26.80          2,800


[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value


Neuberger Berman Partners Mid Cap Value
  Division.............................. 2001       15.78             15.20          9,094
                                         2000       12.46             15.78          7,506
                                         1999       10.73             12.46          2,438
                                         1998       10.00(d)          10.73            297

[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value


Janus Mid Cap Division.................. 2001       25.71             15.91         52,028
                                         2000       37.86             25.71         57,546
                                         1999       17.19             37.86         44,078
                                         1998       12.69             17.19         19,031
                                         1997       10.00(b)          12.69          7,417

[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value


MFS Mid Cap Growth Division............. 2001       10.00(e)           8.43          1,519


[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value

------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                              BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES       YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------
State Street Research Aggressive Growth
  Division.............................. 2001      $33.76            $25.42         31,091
                                         2000       37.01             33.76         33,051
                                         1999       28.12             37.01         31,947
                                         1998       25.05             28.12         38,975
                                         1997       23.77             25.05         43,359
                                         1996       22.35             23.77         43,962
                                         1995       17.47             22.35         33,899
                                         1994       18.03             17.47         26,890
                                         1993       14.89             18.03         17,094
                                         1992       13.66             14.89          5,747

[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value

Loomis Sayles Small Cap Division........ 2001       25.53             22.99            654
                                         2000       25.79(a)          25.53            353

[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value

Russell 2000(R) Index Division.......... 2001       12.13             12.08          9,632
                                         2000       12.76             12.13          9,113
                                         1999       10.53             12.76          5,395
                                         1998       10.00(d)          10.53            598
[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value

State Street Research Aurora Division... 2001       12.25             14.03         14,487
                                         2000       10.00(a)          12.25          4,095

[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value

Franklin Templeton Small Cap Growth
Division................................ 2001       10.00(e)           8.81            769

[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value

------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                              BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES       YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------
T. Rowe Price Small Cap Growth
  Division.............................. 2001      $13.64            $12.25         18,643
                                         2000       15.19             13.64         19,423
                                         1999       12.02             15.19         14,007
                                         1998       11.76             12.02         13,119
                                         1997       10.00(b)          11.76          6,932
[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value

PIMCO Innovation Division............... 2001       10.00(e)           7.44          2,036

[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value

Scudder Global Equity Division.......... 2001       14.93             12.37         12,091
                                         2000       15.36             14.93         11,687
                                         1999       12.43             15.36          9,323
                                         1998       10.85             12.43          7,712
                                         1997       10.00(b)          10.85          4,826
[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value

MFS Research International Division..... 2001       10.00(e)           8.73            409

[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value

Morgan Stanley EAFE(R) Index Division... 2001       11.25              8.69         11,012
                                         2000       13.31             11.25          8,034
                                         1999       10.79             13.31          3,869
                                         1998       10.00(d)          10.79            342
[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value

------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                              BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES       YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------


Putnam International Stock Division..... 2001      $16.41            $12.87         13,984
                                         2000       18.49             16.41         13,980
                                         1999       16.07             18.49         13,052
                                         1998       13.28             16.07         14,330
                                         1997       13.77             13.28         15,865
                                         1996       14.19             13.77         17,780
                                         1995       14.25             14.19         17,553
                                         1994       13.74             14.25         16,674
                                         1993        9.41             13.74          6,921
                                         1992       10.61              9.41            966


[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value


American Funds Global Small
  Capitalization Division............... 2001       15.83(e)          13.63            549


[GRAPH OF YEAR END ACCUMULATION UNIT
  VALUE]

       Year End Accumulation Unit Value

---------------

In addition to the above mentioned Accumulation Units, there were cash reserves of $56,293,338 as of December 31, 2001, applicable to Income Annuities (including those not described in this Supplement) receiving annuity payouts.

(a)Inception Date July 5, 2000.

(b)Inception Date March 3, 1997.

(c)On April 29, 2002 the assets from the State Street Research Income Division merged into State Street Research Bond Income Division and the assets from the Loomis Sayles High Yield Bond Division merged into the Lord Abbett Bond Debenture Division. These investment divisions are no longer available under the Deferred Annuities and Income Annuities.

(d)Inception Date November 9, 1998.

(e)Inception Date May 1, 2001.

                                    METLIFE

     Metropolitan Life Insurance Company ("MetLife") is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. Our main office is located at One Madison Avenue, New York, New York 10010. MetLife was formed under the laws of New York State in 1868. Headquartered in New York City, we are a leading provider of insurance and financial services to a broad spectrum of individual and group customers. MetLife, Inc., through its subsidiaries and affiliates, provides individual insurance and investment products to approximately 9 million households in the United States and corporations and other institutions with 33 million employees and members. It also has international insurance operations in 13 countries.

                               METROPOLITAN LIFE
                               SEPARATE ACCOUNT E

     We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Plus Account Variable Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

     The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities even if that amount exceeds the assets in the Separate Account. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.

                            YOUR INVESTMENT CHOICES


     The Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. The Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds prospectuses are attached at the end of this Supplement. You should read these prospectuses carefully before making purchase payments to the investment divisions. The Class A shares available to the Deferred Annuities and Income Annuities do not impose any 12b-1 Plan fees. However, 12b-1 Plan fees are imposed on American Funds Portfolios, which are Class 2, and the following
Portfolios: FI Mid Cap Opportunities, FI Structured Equity, Met/AIM Small Cap Growth, Met/AIM Mid Cap Core Equity, State Street Research Concentrated International and State Street Research Large Cap Value, which are all Class E.


     The investment choices are listed in the approximate risk relationship among the available Portfolios with all those within the same investment style listed in alphabetical order. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The list is intended to be a guide. Please consult the appropriate Fund prospectus for more information regarding the investment objectives and investment practices of each Portfolio. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance or variable income payments based on amounts allocated to the investment divisions may go down as well as up.

     The following list of investment choices includes six portfolios that subject to state approval we anticipate will be available on or about May 1, 2002.

LEHMAN BROTHERS(R) AGGREGATE BOND INDEX PORTFOLIO
PIMCO TOTAL RETURN PORTFOLIO
SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO
STATE STREET RESEARCH BOND INCOME PORTFOLIO
SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES
 PORTFOLIO
STATE STREET RESEARCH DIVERSIFIED PORTFOLIO
LORD ABBETT BOND DEBENTURE PORTFOLIO
AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
METLIFE STOCK INDEX PORTFOLIO
MFS INVESTORS TRUST PORTFOLIO
MFS RESEARCH MANAGERS PORTFOLIO
STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO
DAVIS VENTURE VALUE PORTFOLIO
FI STRUCTURED EQUITY PORTFOLIO
HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO
STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO
AMERICAN FUNDS GROWTH PORTFOLIO
JANUS GROWTH PORTFOLIO
PUTNAM LARGE CAP GROWTH PORTFOLIO
T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO
MET/AIM MID CAP CORE EQUITY PORTFOLIO
METLIFE MID CAP STOCK INDEX PORTFOLIO
HARRIS OAKMARK FOCUSED VALUE PORTFOLIO
NEUBERGER BERMAN PARTNERS MID CAP VALUE PORTFOLIO
FI MID CAP OPPORTUNITIES PORTFOLIO
JANUS MID CAP PORTFOLIO
MFS MID CAP GROWTH PORTFOLIO
STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO
LOOMIS SAYLES SMALL CAP PORTFOLIO
RUSSELL 2000(R) INDEX PORTFOLIO
STATE STREET RESEARCH AURORA PORTFOLIO
FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO
MET/AIM SMALL CAP GROWTH PORTFOLIO
T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO
PIMCO INNOVATION PORTFOLIO
SCUDDER GLOBAL EQUITY PORTFOLIO
MFS RESEARCH INTERNATIONAL PORTFOLIO
MORGAN STANLEY EAFE(R) INDEX PORTFOLIO
PUTNAM INTERNATIONAL STOCK PORTFOLIO
STATE STREET RESEARCH CONCENTRATED INTERNATIONAL
 PORTFOLIO
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION PORTFOLIO

     Subject to state approval FI Mid Cap Opportunities, FI Structured Equity, State Street Research Large Cap Value, State Street Research Concentrated International, Met/AIM Mid Cap Core Equity and Met/AIM Small Cap Growth Portfolios will be available on or about May 1, 2002.

     While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The portfolios most likely will not have the same performance experience as any publicly available mutual fund.

     The degree of investment risk you assume will depend on the investment divisions you choose.

     Some of the investment choices may not be available under the terms of your Deferred Annuity or Income Annuity. Your contract or other correspondence we provide you will indicate the investment divisions that are available to you. Your investment choices may be limited because:

     * Your employer, association or other group contract holder limits the available investment divisions.

     *  We have restricted the available investment divisions.

     *  Some of the investment divisions are not approved in your state.

     * For Income Annuities, some states limit you to four choices (four investment divisions or three investment divisions and the Fixed Income Option).

     The investment divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of the Metropolitan Fund, the Zenith Fund, the Met Investors Fund or the American Funds, invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund, the Zenith Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The American Funds Portfolios are made available by the American Funds only through various insurance company annuities and life insurance policies.

     The Metropolitan Fund, the Zenith Fund, the Met Investors Fund and the American Funds are each a "series" type fund registered with the Securities and Exchange Commission as an "open-end management investment company" under the Investment Company Act of 1940 (the "1940 Act"). A "series" fund means that each Portfolio is one of several available through the fund. Except for the State Street Research Concentrated International, the Janus Mid Cap, the Harris Oakmark Focused Value and MFS Mid Cap Growth Portfolios, each Portfolio is "diversified" under the 1940 Act.

     The Portfolios of the Metropolitan Fund and the Zenith Fund pay MetLife Advisers, LLC ("MetLife Advisers"), a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the Met Investors Fund pay Met Investors Advisory LLC, a MetLife affiliate, formerly known as Met Investors Advisory Corp., a monthly fee for its services as their investment manager. The Portfolios of the American Funds pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as other expenses paid by each Portfolio, are described in the applicable prospectus and SAI for the Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds.

     In addition, the Metropolitan Fund, the Zenith Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund, the Zenith Fund or the Met Investors Fund. The risks of these arrangements are discussed in each Fund's prospectus.

                               DEFERRED ANNUITIES

THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN

     Add this sentence to this section:

     We are not a party to your employer's retirement plan.

CHARGES


     Substitute this section for the one in the last prospectus:


  INVESTMENT-RELATED CHARGE

     This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Two classes of shares available to the Deferred Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on which investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

PREMIUM AND OTHER TAXES

     Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity" taxes) only when you exercise a pay-out option. In certain jurisdictions, we may also deduct money to pay premium taxes on lump sum withdrawals or when you exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

     Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Deferred Annuity you purchase and your home state or jurisdiction. A chart in the Appendix shows the jurisdictions where premium taxes are charged and the amount of these taxes.

     We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Deferred Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Deferred Annuities. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

EARLY WITHDRAWAL CHARGES

  WHEN NO EARLY WITHDRAWAL CHARGE APPLIES

     Add to this paragraph to this section:


     * If your contract permits and your spouse is substituted as the purchaser of the Deferred Annuity and continues the contract, that portion of the Account Balance that is equal to the "step up" of the death benefit.


DEATH BENEFIT

     One of the insurance guarantees we provide you under your Deferred Annuity is that your beneficiaries will be protected against market downturns. You name your beneficiary(ies). If you die during the pay-in phase, the death benefit the beneficiary receives will be the greatest of:

     *  Your Account Balance;

     * Your highest Account Balance as of December 31 following the end of your fifth Contract Year and at the end of every other five year period. In any case, less any later partial withdrawals, fees and charges; or

     *  The total of all of your purchase payments less any partial withdrawals.

     We will only pay the death benefit when we receive both proof of death and instructions for payment in good order.

     Your beneficiary has the option to apply the death benefit (less any applicable premium and other taxes) to a pay-out option offered under your Deferred Annuity. Your beneficiary may, however, decide to take a lump sum cash payment. If the beneficiary is your spouse, he/she may be substituted as the purchaser of the Deferred Annuity and continue the contract. In that case, the Account Balance will be reset to equal the death benefit on the date the spouse continues the Deferred Annuity. (Any additional amounts added to the Account Balance will be allocated in the same proportions to each balance in an investment division and the Fixed Interest Account as each bears to the total Account Balance). If the spouse continues the Deferred Annuity, the death benefit is calculated as previously described, except, all values used to calculate the death benefit, which may include highest Account Balance as of December 31 following the end of the fifth contract year and every other five year period, are reset on the date the spouse continues the Deferred Annuity. Your spouse may make additional purchase payments and transfers and exercise any other rights as a purchaser of the contract. Any applicable early withdrawal charges will be assessed against future withdrawals.

     Your beneficiary may also continue the Traditional IRA Deferred Annuity in your name. In that case the Account Balance is reset to equal the death benefit on the date the beneficiary submits the necessary documentation in good order. (Any additional amounts added to the Account Balance will be allocated in the same proportions to each balance in an investment division and the Fixed Interest Account as each bears to the total Account Balance). There is no second death benefit payable upon the death of the beneficiary. Your beneficiary may not make additional purchase payments; he or she is permitted to make transfers. Your beneficiary will not bear any early withdrawal charges.

     Where there are multiple beneficiaries, we will only value the death benefit at the time the first beneficiary submits the necessary documentation in good order.

     Any death benefit amounts attributable to any beneficiary which remain in the investment divisions are subject to investment risk.

                                INCOME ANNUITIES

CHARGES

     Substitute this section for the one in the last prospectus:

  INVESTMENT-RELATED CHARGE

     This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Two classes of shares available to the Income Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on the investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

PREMIUM AND OTHER TAXES

     Some jurisdictions tax what are called "annuity considerations." We deduct money to pay "premium" taxes (also known as "annuity" taxes) when you make the purchase payment.

     Premium taxes, if applicable, currently range from .5% to 3.5% depending on the Income Annuity you purchased and your home state or jurisdiction.

     A chart in the Appendix shows the jurisdictions where premium taxes are charged and the amount of these taxes.

     We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Income Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Income Annuities. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount from income payments at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

                              GENERAL INFORMATION

ADMINISTRATION

     All transactions will be processed in the manner described below.

  PURCHASE PAYMENTS

     Send your purchase payments, by check or money order made payable to "MetLife," to your MetLife Designated Office. (We reserve the right to receive purchase payments by other means acceptable to us.) We will provide you with all necessary forms. We must have all documents in good order to credit your purchase payments.

     Purchase payments (including any portion of your Account Balance under a Deferred Annuity which you apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we receive them in good order at your MetLife Designated Office, except when they are received:

     * On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

     *  After the close of the Exchange.

     In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.

     We reserve the right to credit your initial purchase payment to you within two days after its receipt at your MetLife Designated Office. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.

     Under certain group Deferred Annuities and group Income Annuities, your employer, or the group in which you are a participant or member must identify you on their reports to us and tell us how your money should be allocated among the investment divisions and the Fixed Interest Account/Fixed Income Option.

  CONFIRMING TRANSACTIONS

     You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as check-o-matic, Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

  PROCESSING TRANSACTIONS

     We permit you to request transactions by mail and telephone. We anticipate making Internet access available to you in the future. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile. We reserve the right, in our sole discretion, to refuse, to impose modifications on, to limit or to reverse any transaction request where the request would tend to disrupt contract administration or is not in the best interests of the contract holders or the Separate Account, including, but not limited to, any transaction request that we believe in good faith constitutes market timing. We reserve the right to impose administrative procedures to implement these rights. Such procedures include, but are not limited to, imposing a minimum time period between transfers or requiring a signed, written request to make a transfer. If we reverse a transaction we deem to be invalid, because it should have been rejected under our procedures, but was nevertheless implemented by mistake, we will treat the transaction as if it had not occurred.

BY TELEPHONE OR INTERNET

     You may request a variety of transactions and obtain information by telephone 24 hours a day, 7 days a week, unless prohibited by state law. Likewise, in the future, you may be able to request a variety of transactions and obtain information through Internet access, unless prohibited by state law. Some of the information and transactions accessible to you include:

     *  Account Balance

     *  Unit Values

     *  Current rates for the Fixed Interest Account

     *  Transfers

     *  Changes to investment strategies

     *  Changes in the allocation of future purchase payments.

     You may authorize your sales representative to make telephone transactions on your behalf. You must complete our form and we must agree.

     Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

     We have put into place (or may in the future put into place for Internet communications) reasonable security procedures to insure that instructions communicated by telephone or Internet are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or through the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that you have trouble reaching us, requests should be made in writing to your MetLife Designated Office.

     Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of the systems. We are not responsible or liable for:

     * any inaccuracy, error, or delay in or omission of any information you transmit or deliver to us; or

     * any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.

AFTER YOUR DEATH

     If we are notified of your death before a requested transaction is completed, we will cancel the request. For example, if you request a transfer or withdrawal for a date in the future under a Deferred Annuity and then die before that date, we simply pay the death benefit instead. For Income Annuity transfers, we will cancel the request and continue making payments to your beneficiary if your Income Annuity so provides. Or, depending on your Income Annuity provisions, we may continue making payments to a joint annuitant or pay your beneficiary a refund.

THIRD PARTY REQUESTS

     Generally, we only accept requests for transactions or information from you. We reserve the right not to accept requests that we believe in good faith constitute market timing transactions from you or any other third party. In addition, we reserve the right not to process transactions requested on your behalf by third parties. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers for a number of other contract owners, and who simultaneously makes the same request or series of requests on behalf of other contract owners, including those who engage in market timing transactions.

VALUATION

     We separately determine the Accumulation Unit Value and Annuity Unit Value for each investment division once each day at the close of the Exchange when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.

     When you request a transaction, we will process the transaction using the next available Accumulation Unit Value for Deferred Annuities or Annuity Unit Value for Income Annuities. Subject to our procedure, we will make withdrawals under a Deferred Annuity and transfers under a Deferred Annuity or Income Annuity at a later date, if you request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units you receive on the next available Annuity Unit Value.

FINANCIAL STATEMENTS

     The financial statements and related notes for the Separate Account and MetLife are in the SAI and are available from MetLife upon request. Deloitte & Touche, LLP, who are independent auditors, audit these financial statements.

WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY OR INCOME ANNUITY

     We may not cancel your Income Annuity.

     We may cancel your Deferred Annuity only if we do not receive any purchase payments from you for 36 consecutive months and your Account Balance is less than $2,000. We will only do so to the extent allowed by law. If we do so for a Deferred Annuity delivered in New York, we will return the full Account Balance. In all other cases, you will receive an amount equal to what you would have received if you had requested a total withdrawal of your Account Balance. Federal tax law may impose additional restrictions on our right to cancel your IRA and Roth IRA Deferred Annuity. Early withdrawal charges may apply.

                                  INCOME TAXES

     The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly. Consult your own tax adviser about your circumstances, any recent tax developments, and the impact of state income taxation. The SAI has additional tax information. For purposes of this section, we address Deferred Annuities and Income Annuities together as annuities. In addition, because the tax treatment of Income Annuities and the pay-out option under Deferred Annuities is generally the same, they are discussed together as income payments. Simply stated, earnings on Deferred Annuities are generally not subject to Federal income tax until they are withdrawn. This is known as tax deferral.

     You are responsible for determining whether your purchase of a Deferred Annuity, withdrawals, income payments and any of the transactions under your Deferred Annuity satisfy applicable tax law.


     Where otherwise permitted under the Deferred and Income Annuities, the transfer of ownership of a Deferred or Income Annuity, the designation (or change in such a designation) of an annuitant, beneficiary or other payee who is not also an owner, the exchange of a Deferred or Income Annuity, or the receipt of a Deferred or Income Annuity in an exchange, may result in income tax and other tax consequences, including estate tax, gift tax and generation skipping transfer tax, that are not discussed in this Supplement. Please consult your tax adviser.


     MetLife does not expect to incur Federal, state or local income taxes on the earnings or realize capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

  GENERAL

     Deferred annuities are a means of setting aside money for future needs -- usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.

     All IRAs receive tax deferral under the Code. Although there are no additional tax benefits by funding your IRA with an annuity, it does provide you additional insurance benefits such as an available guaranteed income for life.

     We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA (the Employee Retirement Income Security Act of 1974).

     The recently enacted Economic Growth and Tax Relief Reconciliation Act of 2001 has made certain changes to qualified plans and IRAs, including:

     * increasing the contribution limits for qualified plans and Traditional and Roth IRAs, starting in 2002;

     *  adding "catch-up" contributions for taxpayers age 50 and above; and

     *  adding enhanced portability features.

     You should consult your tax adviser regarding these changes.

     Please note that the changes made by the Economic Growth and Tax Relief Reconciliation Act of 2001 (e.g., increase contribution limits for IRAs and qualified plans) expire after 2010.

  WITHDRAWALS

     Because these products are intended for retirement, if you make a taxable withdrawal before age 59 1/2 you may incur a tax penalty.

     When money is withdrawn from your contract (whether by you or your beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of:

     *  annuity you purchase (e.g., Non-Qualified or IRA); and

     *  pay-out option you elect.

     We will withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

     If you meet certain requirements, your Roth IRA earnings are free from Federal income taxes.

  WITHDRAWALS BEFORE AGE 59 1/2

     If you receive a taxable distribution from your contract before you reach age 59 1/2, this amount may be subject to a 10% penalty tax, in addition to ordinary income taxes.

     As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:

                                                                     TYPE OF CONTRACT
                                                          ---------------------------------------
                                                            NON-      TRAD.   ROTH   SIMPLE
                                                          QUALIFIED    IRA    IRA     IRA*    SEP
                                                          ---------------------------------------
In a series of substantially equal payments made
  annually (or more frequently) for life or life
  expectancy (SEPP)                                           x         x      x       x       x
After you die                                                 x         x      x       x       x
After you become totally disabled (as defined in the
Code)                                                         x         x      x       x       x
To pay deductible medical expenses                                      x      x       x       x
To pay medical insurance premiums if you are unemployed                 x      x       x       x
For qualified higher education expenses, or                             x      x       x       x
For qualified first time home purchases up to $10,000                   x      x       x       x
After December 31, 1999 for IRS levies                                  x      x       x       x
Under certain income annuities providing for
substantially equal payments over the "pay-out" period        x
(* )For SIMPLE IRA's the tax penalty for early withdrawals is generally increased to 25% for withdrawals within the first two years of your participation in the SIMPLE IRA.

SYSTEMATIC WITHDRAWAL PROGRAM OR INCOME OPTIONS FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP)

     If you are considering using the Systematic Withdrawal Program or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax adviser. It is not clear whether certain withdrawals or income payments under a variable annuity will satisfy the SEPP exception.


     If you receive systematic payments that you intend to qualify for the SEPP exception, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will generally result in the retroactive imposition of the 10% penalty with interest.


  MINIMUM DISTRIBUTION REQUIREMENTS

     As the following table shows, under some contracts, generally you must begin receiving withdrawals by April 1 of the calendar year following the year in which you reach age 70 1/2.

     A tax penalty of 50% applies to withdrawals which should have been taken but were not. Complex rules apply to the timing and calculation of these withdrawals.

     You may combine the money required to be withdrawn from each of your Traditional IRAs and withdraw this amount from any one or more of them.

     Required minimum distribution proposed regulations were amended in January 2001 and are generally effective beginning in 2002. You have the option to use either the pre-2001 or post-2000 rules to satisfy your minimum distribution for the 2001 tax year. Please consult your tax adviser if you intend to take a distribution from your Traditional IRA, SIMPLE IRA or SEP contract during the 2001 tax year.

                                                                  TYPE OF CONTRACT
                                                     -------------------------------------------
                                                       NON-       TRAD.    ROTH    SIMPLE
                                                     QUALIFIED     IRA     IRA      IRA      SEP
                                                     ---------    -----    ----    ------    ---
Age 70 1/2 Minimum distribution rules apply             no         yes      no      yes      yes

     It is not clear whether certain income payments under a variable annuity will satisfy this rule. Consult your tax adviser prior to choosing a pay-out option. If you intend to receive your minimum distribution which are payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax.

NON-QUALIFIED ANNUITIES

     * Purchase payments to Non-Qualified contracts are on an "after-tax" basis, so you only pay income taxes on your earnings. After-tax means that your purchase payments for your annuity do not reduce your taxable income or give you a tax deduction. Generally, these earnings are taxed when you receive them from the contract.

     * Your Non-Qualified contract may be exchanged for another Non-Qualified annuity without paying income taxes if certain Code requirements are met.

     * Consult your tax adviser prior to changing the annuitant or prior to changing the date you determine to commence income payments if permitted under the terms of your contract. It is conceivable that the IRS could consider such actions to be a taxable exchange of annuity contracts.

     * When a non-natural person owns a Non-Qualified contract, the annuity will generally not be treated as an annuity for tax purposes and thus loses the benefit of tax deferral. Corporations and certain other entities are generally considered non-natural persons. However, an annuity owned by a non-natural person as agent for an individual will be treated as an annuity for tax purposes.

     * Where the annuity is beneficially owned by a non-natural person and the annuity qualifies as such for Federal income tax purposes, the entity may have a limited ability to deduct interest payments.

     * Annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same year are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect.

     * Where otherwise permitted under the Deferred Annuity, assignments, pledges and other types of transfers of all or a portion of your Account Balance may result in the immediate taxation of the gain in your Deferred Annuity. This rule may not apply to certain transfers between spouses.

  DIVERSIFICATION

     In order for your Non-Qualified Contract to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that we satisfy and will continue to satisfy these diversification standards. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their contract.

  CHANGES TO TAX RULES AND INTERPRETATIONS

     Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:

     * Possible taxation of transfers between investment divisions or transfers from an investment division to a fixed option.

     * Possible taxation as if you were the owner of your portion of the Separate Account's assets.

     * Possible limits on the number of funding options available or the frequency of transfers among them.

  PURCHASE PAYMENTS

     Although the Code does not limit the amount of your purchase payments, your contract may limit them.

  PARTIAL AND FULL WITHDRAWALS

     Generally, when you make a partial withdrawal from your non-qualified annuity, the Code treats such a withdrawal as:

     *  First coming from earnings (and thus subject to income tax); and

     *  Then from your purchase payments (which are not subject to income tax).

     * In the case of a full withdrawal, the withdrawn amounts are treated as first coming from your non-taxable return of purchase payment and then from a taxable payment of earnings.

  INCOME ANNUITY PAYMENTS

     Different tax rules apply to payments made pursuant to an income annuity pay-out option under your contract. They are subject to an "exclusion ratio" or "excludable amount" which determines how much of each payment is treated as:

     *  A non-taxable return of your purchase payments; and

     *  A taxable payment of earnings.

     The IRS has not approved the use of an exclusion amount when only part of your account balance is converted to income payments.

     The IRS has not specifically approved the use of a method to calculate an excludable amount with respect to a variable income annuity where transfers are permitted between investment divisions or from an investment division into the Fixed Income Option.

     We generally will tell you how much of each income payment is a non-taxable return of your purchase payment. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment (reduced by any refund or guarantee feature), then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

     Under the Code, withdrawals or income payments from Non-Qualified annuities need not be made by a particular age. However, it is possible that the IRS may determine that you must take a lump sum withdrawal or elect to receive income payments by a certain age (e.g., 85).

  AFTER DEATH

     The death benefit is generally taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).

     If you die before payments under a pay-out option begin, we must make payment of your entire interest in the contract within five years of the date of your death or begin payments under a pay-out option allowed by the Code to your beneficiary within one year of the date of your death. If your spouse is your beneficiary, he or she may elect to continue as "owner" of the contract.

     If you die on or after the date that income payments begin, payments must continue to be made at least as rapidly as before your death in accordance with the income type selected.

     If you die during the accumulation phase of a Deferred Annuity and your spouse is your beneficiary or a co-owner, he or she may elect to continue as "owner" of the contract.

     If you die before all purchase payments are returned, the unreturned amount may be deductible on your final income tax return or excluded from income by your beneficiary if income payments continue after your death.

     In the case of joint owners, the above rules will be applied on the death of any owner.

     When the owner is not a natural person, these rules will be applied on the death (or change) of any annuitant.

INDIVIDUAL RETIREMENT ANNUITIES

  [TRADITIONAL IRA, ROTH IRA, SIMPLE IRAs AND SEPs]

     Generally, except for Roth IRAs, IRAs can accept deductible (or pre-tax) purchase payments. Deductible or pre-tax purchase payments will be taxed when distributed from the contract. For individuals under 50, your total annual purchase payments to all your Traditional and Roth IRAs for 2002 and 2003 may not exceed the lesser of $3,000 or 100% of your "compensation" as defined by Code.

     * Your annuity is generally not forfeitable (e.g. not subject to claims of your creditors) and you may not transfer it to someone else.

     * You can transfer your IRA proceeds to a similar IRA, certain qualified retirement plans (or a SIMPLE IRA to a Traditional IRA after two years), without incurring Federal income taxes if certain conditions are satisfied.

     * The sale of a contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. A Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code.

TRADITIONAL IRA ANNUITIES

  PURCHASE PAYMENTS

     Generally:

     * Except for permissible rollovers and direct transfers, purchase payments to Traditional and Roth IRAs for individuals under age 50 are limited to the lesser of 100% of compensation or an amount specified by the Code ($3,000 for 2002 and 2003-2004). This amount increases to $4,000 for tax years 2005-2007 and reaches $5,000 in 2008 (adjusted for inflation thereafter). Purchase payments up to the deductible amount for the year can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate purchase payments.

     * Beginning in 2002, individuals age 50 or older can make an additional "catch-up" contribution of $500 per year (assuming you have sufficient compensation). This amount increases to $1,000 for tax years beginning in 2006.

     * Purchase payments in excess of permitted amounts may be subject to a penalty tax.

     * Purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after the calendar year in which you become 69 1/2.

     * These age and dollar limits do not apply to tax-free rollovers or transfers.

     * If certain conditions are met, you can change your Traditional IRA purchase payment to a Roth IRA before you file your income tax return (including filing extensions).

     *  In some cases, your purchase payments may be tax deductible.

  WITHDRAWALS AND INCOME PAYMENTS

     Withdrawals and income payments are included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based on a ratio of all non-deductible purchase payments to the total values of all your Traditional IRAs.

  AFTER DEATH

     The death benefit is generally taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).

     Generally, if you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest within five years after the year of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

     If your spouse is your beneficiary, and, if your Contract permits, your spouse may delay the start of income payments until December 31 of the year in which you would have reached age 70 1/2.

     If your spouse is your sole beneficiary and if your Contract permits, he or she may elect to continue as "owner" of the Contract.

     If you die after required withdrawals begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

ROTH IRA ANNUITIES

  GENERAL

     Roth IRAs are different from other IRAs because you have the opportunity to enjoy tax-free earnings. However, you can only make after-tax purchase payments to a Roth IRA.

  PURCHASE PAYMENTS

     Roth IRA purchase payments for individuals under age 50, are non-deductible and are limited to the lesser of 100% of compensation or the amount deductible under the Code ($3,000 for tax years 2002-2004) including contributions to all your Traditional and Roth IRAs. This amount increases to $4,000 for tax years 2005-2007 and reaches $5,000 in 2008 (adjusted for inflation thereafter). You may contribute up to the annual purchase payment limit, if your modified adjusted gross income does not exceed $95,000 ($150,000 for married couples filing jointly). Purchase payment limits are phased out if your income is between:

                    STATUS                                         INCOME
                    ------                                         ------
                  Individual                                $95,000 -- $110,000
            Married filing jointly                          $150,000 -- $160,000
          Married filing separately                            $0 -- $10,000

     - Annual purchase payments limits do not apply to a rollover from a Roth IRA to another Roth IRA or a conversion from a Traditional IRA to a Roth IRA.

     -  You can contribute to a Roth IRA after age 70 1/2.

     - If you exceed the purchase payment limits you may be subject to a tax penalty.

     - If certain conditions are met, you can change your Roth IRA contribution to a Traditional IRA before you file your income return (including filing extensions).

  WITHDRAWALS

     Generally, withdrawals of earnings from Roth IRAs are free from Federal income tax if they meet the following two requirements:

     *  The withdrawal is made:

     - At least five taxable years after your first purchase payment to a Roth IRA, and

     *  The withdrawal is made:

     -  On or after the date you reach age 59 1/2;

     -  Upon your death or disability; or

     -  For a qualified first-time home purchase (up to $10,000).

     Withdrawals of earnings which do not meet these requirements are taxable and a 10% penalty tax may apply if made before age 59 1/2.

     Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. Generally, you do not pay income tax on withdrawals of purchase payments. However, withdrawals of taxable converted amounts from a non-Roth IRA prior to age 59 1/2 will be subject to the 10% penalty tax (unless you meet an exception) if made within 5 taxable years of such conversion.

     The order in which money is withdrawn from a Roth IRA is as follows:

     (All Roth IRAs owned by a taxpayer are combined for withdrawal purposes.)

     * The first money withdrawn is any annual (non-conversion/rollover) contributions to the Roth IRA. These are received tax and penalty free.

     * The next money withdrawn is from conversion/rollover contributions from a non-Roth IRA, on a first-in, first-out basis. For these purposes, distributions are treated as coming first from the taxable portion of the conversion/rollover contribution. As previously discussed, depending upon when it occurs, withdrawals of taxable converted amounts may be subject to a penalty tax, or result in the acceleration of inclusion of income.

     * The next money withdrawn is from earnings in the Roth IRA. This is received tax-free if it meets the requirements previously discussed, otherwise it is subject to Federal income tax and an additional 10% penalty tax may apply if you are under age 59 1/2.

  CONVERSION

     You may convert/rollover an existing IRA to a Roth IRA if your modified adjusted gross income does not exceed $100,000 in the year you convert. If you are married but file separately, you may not convert an existing IRA into a Roth IRA.

     Except to the extent you have non-deductible IRA contributions, the amount converted from an existing IRA into a Roth IRA is taxable. Generally, the 10% early withdrawal penalty does not apply to conversions/rollovers. (See exception discussed previously.)

     Unless you elect otherwise, amounts converted from a Traditional IRA to a Roth IRA will be subject to income tax withholding. The amount withheld is determined by the Code.

     If you mistakenly convert or otherwise wish to change your Roth IRA contribution to a Traditional IRA contribution, the tax law allows you to reverse your conversion provided you do so before you file your tax return for the year of the contribution and if certain conditions are met.

  AFTER DEATH

     Generally, when you die we must make payment of your entire interest by the December 31 of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

     If your spouse is your beneficiary, your spouse may delay the start of required payments until December 31st of the year in which you would have reached age 70 1/2.

     If your spouse is your sole beneficiary and if your contract permits, he or she may elect to continue as "owner" of the contract.

SIMPLE IRAs AND SEPs ANNUITIES

     The Code provides for certain contribution limitations and eligibility requirements under SIMPLE IRAs and SEP arrangements. The minimum distribution requirements are generally the same as Traditional IRAs. There are some differences in the tax treatment of certain SIMPLE IRAs transfers and rollovers. Please consult your tax adviser; see the SAI for additional details.

                      TABLE OF CONTENTS FOR THE STATEMENT
                           OF ADDITIONAL INFORMATION

                                                              PAGE
COVER PAGE..................................................     1
TABLE OF CONTENTS...........................................     1
INDEPENDENT AUDITORS........................................     2
SERVICES....................................................     2
DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE DEFERRED
     ANNUITIES
     AND INCOME ANNUITIES...................................     2
EARLY WITHDRAWAL CHARGE.....................................     2
EXPERIENCE FACTOR...........................................     2
VARIABLE INCOME PAYMENTS....................................     2
INVESTMENT MANAGEMENT FEES..................................     5
PERFORMANCE DATA AND ADVERTISEMENT OF THE SEPARATE
     ACCOUNT................................................     8
VOTING RIGHTS...............................................     9
ERISA.......................................................    10
TAXES.......................................................    11
PERFORMANCE DATA............................................    22
FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT................    36
FINANCIAL STATEMENTS OF METLIFE.............................    88

                                    APPENDIX

PREMIUM TAX TABLE

     If you are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your Deferred Annuity or Income Annuity.

                                                          NON-QUALIFIED         IRA, SIMPLE IRA
                                                          DEFERRED ANNUITIES    AND SEP DEFERRED
                                                          AND INCOME            ANNUITIES AND
                                                          ANNUITIES             INCOME ANNUITIES(1)
California..............................................  2.35%                 0.5%(2)
Maine...................................................  2.0%                  --
Nevada..................................................  3.5%                  --
Puerto Rico.............................................  1.0%                  1.0%
South Dakota............................................  1.25%                 --
West Virginia...........................................  1.0%                  1.0%
Wyoming.................................................  1.0%                  --

---------------

     (1) Premium tax rates applicable to IRA, SIMPLE IRA and SEP Deferred Annuities and Income Annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of Section 408(a) of the Code are included under the column heading "IRA, SIMPLE IRA and SEP Deferred Annuities and Income Annuities."

     (2) With respect to Deferred Annuities and Income Annuities purchased for use in connection with individual retirement trust or custodial accounts meeting the requirements of Section 408(a) of the Code, the annuity tax rate in California is 2.35% instead of 0.5%.

                           REQUEST FOR A STATEMENT OF
                    ADDITIONAL INFORMATION/CHANGE OF ADDRESS

     If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

     [ ] Metropolitan Life Separate Account E, Metropolitan Series Fund, Inc.,
         New England Zenith Fund and Met Investors Series Trust

     [ ] American Funds Insurance Series

     [ ] I have changed my address. My current address is:

-----------------------------------------------------
                                                        Name -----------------------------------------------
                  (Contract Number)
                                                        Address --------------------------------------------
-----------------------------------------------------  -----------------------------------------------------
                     (Signature)                                                                         zip

Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893

[METLIFE LOGO]                                                     PRSRT STD
                                                                  U.S. Postage
                                                                      Paid
                                                                    METLIFE


Metropolitan Life Insurance Company
Johnstown Office, 500 Schoolhouse Road
Johnstown, PA 15907-2914

                          SUPPLEMENT DATED MAY 1, 2002
                      TO THE PROSPECTUS DATED MAY 1, 2001

                      METROPOLITAN LIFE SEPARATE ACCOUNT E
             PREFERENCE PLUS(R) ACCOUNT VARIABLE ANNUITY CONTRACTS
                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY
                               ONE MADISON AVENUE
                            NEW YORK, NEW YORK 10010

     This supplement updates certain information in the prospectus dated May 1, 2001, describing Preference Plus(R) Account variable annuity contracts funded by Metropolitan Life Separate Account E. You should read and retain this supplement for future reference. For more information, request a copy of the prospectus and the Statement of Additional Information ("SAI") , dated May 1, 2002. The SAI is considered part of this supplement as though it were included in the supplement. To request a free copy of the prospectus, SAI or to ask questions, write or call Metropolitan Life Insurance Company, 1600 Division Road, West Warwick, RI 02893 or telephone 1-800-638-7732.

     An investment in any variable annuity involves investment risk. You could lose money you invest. Money invested is Not: a bank deposit or obligation; federally insured or guaranteed; or endorsed by any bank or other financial institution.

     The Securities and Exchange Commission has a Web site (http://www.sec.gov) which you may visit to view the complete prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if the prospectus is truthful or complete. Any representation otherwise is a criminal offense.


     This Supplement is not valid unless preceded by the current Metropolitan Series Fund, Inc., the New England Zenith Fund, the Met Investors Series Trust, the Calvert Social Balanced Portfolio and the American Funds Insurance Series prospectuses which contain additional information about each Fund. You should read these prospectuses and keep them for future reference.

     You decide how to allocate your money among the various available investment choices. The investment choices available to you are listed in the contract for your Deferred Annuity or Income Annuity. Your choices may include the Fixed Interest Account and investment divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), series of the New England Zenith Fund ("Zenith Fund"), a portfolio of the Calvert Variable Series, Inc. ("Calvert Fund"), portfolios of the Met Investors Series Trust ("Met Investors Fund") and funds of the American Funds Insurance Series ("American Funds"). For your convenience, the portfolios, the series and the funds are referred to as Portfolios in this Supplement.

LEHMAN BROTHERS(R) AGGREGATE BOND INDEX
PIMCO TOTAL RETURN
SALOMON BROTHERS U.S. GOVERNMENT
STATE STREET RESEARCH BOND INCOME
SALOMON BROTHERS STRATEGIC BOND   OPPORTUNITIES
CALVERT SOCIAL BALANCED
STATE STREET RESEARCH DIVERSIFIED
LORD ABBETT BOND DEBENTURE
AMERICAN FUNDS GROWTH-INCOME
METLIFE STOCK INDEX
MFS INVESTORS TRUST
MFS RESEARCH MANAGERS
STATE STREET RESEARCH INVESTMENT TRUST
DAVIS VENTURE VALUE
FI STRUCTURE EQUITY*
HARRIS OAKMARK LARGE CAP VALUE
STATE STREET RESEARCH LARGE CAP VALUE*
AMERICAN FUNDS GROWTH
JANUS GROWTH
PUTNAM LARGE CAP GROWTH
T. ROWE PRICE LARGE CAP GROWTH
MET/AIM MID CAP CORE EQUITY*
METLIFE MID CAP STOCK INDEX
HARRIS OAKMARK FOCUSED VALUE
  (FORMERLY, HARRIS OAKMARK MID CAP VALUE)
NEUBERGER BERMAN PARTNERS MID CAP VALUE
FI MID CAP OPPORTUNITIES*
JANUS MID CAP
MFS MID CAP GROWTH
STATE STREET RESEARCH AGGRESSIVE GROWTH
LOOMIS SAYLES SMALL CAP
RUSSELL 2000(R) INDEX
STATE STREET RESEARCH AURORA (FORMERLY, STATE
  STREET RESEARCH AURORA SMALL CAP VALUE)
FRANKLIN TEMPLETON SMALL CAP GROWTH
MET/AIM SMALL CAP GROWTH*
T. ROWE PRICE SMALL CAP GROWTH
PIMCO INNOVATION
SCUDDER GLOBAL EQUITY
MFS RESEARCH INTERNATIONAL
MORGAN STANLEY EAFE(R) INDEX
PUTNAM INTERNATIONAL STOCK
STATE STREET RESEARCH CONCENTRATED
  INTERNATIONAL*
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION

---------------

* THESE PORTFOLIOS ARE ANTICIPATED TO BE AVAILABLE ON OR ABOUT MAY 1, 2002, SUBJECT TO STATE APPROVAL.

IMPORTANT TERMS YOU SHOULD KNOW

     This is a revised term in this section.

METLIFE DESIGNATED OFFICE

     The MetLife Designated Office is the MetLife office that will generally handle the processing of all your requests concerning your Deferred Annuity or Income Annuity. Your quarterly statement, payment statement and/or check stub will indicate the address of your MetLife Designated Office. The telephone number to call to make a request is 1-800-638-7732.

            TABLE OF EXPENSES -- PREFERENCE PLUS DEFERRED ANNUITIES
                              AND INCOME ANNUITIES

     The following table shows Separate Account, Metropolitan Fund, Zenith Fund, Calvert Fund, Met Investors Fund and American Funds charges and expenses. The numbers in the table for the Separate Account, Metropolitan Fund, Zenith Fund, Calvert Fund, Met Investors Fund and American Funds are based on past experience, except where estimates are used, as noted below. The numbers in the table are subject to change. The table is not intended to show your actual total combined expenses of the Separate Account, Metropolitan Fund, Zenith Fund, Calvert Fund, Met Investors Fund and American Funds which may be higher or lower. It does not show fees for the Fixed Interest Account or premium and other taxes which may apply. All of the Portfolios listed below are Class A except for the State Street Research Large Cap Value Portfolio, FI Mid Cap Opportunities Portfolio, FI Structured Equity Portfolio, Met/AIM Mid Cap Core Equity Portfolio, Met/AIM Small Cap Growth Portfolio and State Street Research Concentrated International Portfolio, which are Class E Portfolios, and the Portfolios of the American Funds, which are Class 2 Portfolios. We have provided examples to show you the impact of Separate Account, Metropolitan Fund, Zenith Fund, Calvert Fund, Met Investors Fund and American Funds charges and expenses on a hypothetical investment of $1,000 that has an assumed 5% annual return on the investment. These examples assume that reimbursements and/or waiver of expenses was in effect.
--------------------------------------------------------------------------------

SEPARATE ACCOUNT, METROPOLITAN FUND, ZENITH FUND, CALVERT FUND, MET INVESTORS FUND AND AMERICAN FUNDS EXPENSES FOR THE FISCAL YEAR ENDING DECEMBER 31, 2001:

CONTRACT OWNER TRANSACTION EXPENSES FOR ALL INVESTMENT DIVISIONS CURRENTLY
OFFERED

  Sales Load Imposed on Purchases...........................              None
  Deferred Sales Load (as a percentage of the purchase
     payment funding the withdrawal during the accumulation
     period) (1)............................................     From 0% to 7%
  Exchange Fee..............................................              None
  Surrender Fee.............................................              None
Annual Contract Fee (2).....................................              None
Separate Account Annual Expenses (as a percentage of average account value) (3)
  General Administrative Expenses Charge....................              .50%
  Mortality and Expense Risk Charge.........................              .75%
  Total Separate Account Annual Expenses....................             1.25%

METROPOLITAN FUND ANNUAL EXPENSES
(as a percentage of average net assets)

                                                                   C             A+B+C=D                           D-E=F
                                            A          B     OTHER EXPENSES   TOTAL EXPENSES         E         TOTAL EXPENSES
                                        MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/      WAIVER/      AFTER WAIVER/
                                           FEES      FEES    REIMBURSEMENT    REIMBURSEMENT    REIMBURSEMENT   REIMBURSEMENT
-----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond
  Index Portfolio.....................     0.25      0.00         0.13             0.38            0.00             0.38
State Street Research Diversified
  Portfolio (4)(5)....................     0.43      0.00         0.06             0.49            0.00             0.49
MetLife Stock Index Portfolio.........     0.25      0.00         0.06             0.31            0.00             0.31
State Street Research Investment Trust
  Portfolio (4)(5)....................     0.48      0.00         0.05             0.53            0.00             0.53
Harris Oakmark Large Cap Value
  Portfolio (4)(5)....................     0.75      0.00         0.11             0.86            0.00             0.86

                                                                   C             A+B+C=D                           D-E=F
                                            A          B     OTHER EXPENSES   TOTAL EXPENSES         E         TOTAL EXPENSES
                                        MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/      WAIVER/      AFTER WAIVER/
                                           FEES      FEES    REIMBURSEMENT    REIMBURSEMENT    REIMBURSEMENT   REIMBURSEMENT
-----------------------------------------------------------------------------------------------------------------------------
State Street Research Large Cap Value
  Portfolio (Class
  E) (4)(7)(10)(11)...................     0.70      0.15         0.86             1.71            0.71             1.00
Janus Growth Portfolio (4)(11)........     0.80      0.00         1.46             2.26            1.31             0.95
Putnam Large Cap Growth
  Portfolio (4)(6)(11)................     0.80      0.00         0.32             1.12            0.12             1.00
T. Rowe Price Large Cap Growth
  Portfolio (4)(5)....................     0.63      0.00         0.13             0.76            0.00             0.76
MetLife Mid Cap Stock Index
  Portfolio (6)(11)...................     0.25      0.00         0.27             0.52            0.07             0.45
Neuberger Berman Partners Mid Cap
  Value Portfolio (4)(5)..............     0.69      0.00         0.12             0.81            0.00             0.81
Janus Mid Cap Portfolio (4)...........     0.67      0.00         0.07             0.74            0.00             0.74
State Street Research Aggressive
  Growth Portfolio (4)(5).............     0.71      0.00         0.06             0.77            0.00             0.77
Russell 2000(R) Index
  Portfolio (6)(11)...................     0.25      0.00         0.31             0.56            0.01             0.55
State Street Research Aurora
  Portfolio (4)(8)....................     0.85      0.00         0.13             0.98            0.00             0.98
Franklin Templeton Small Cap Growth
  Portfolio (4)(11)...................     0.90      0.00         1.79             2.69            1.64             1.05
T. Rowe Price Small Cap Growth
  Portfolio (4).......................     0.52      0.00         0.09             0.61            0.00             0.61
Scudder Global Equity Portfolio (4)...     0.62      0.00         0.18             0.80            0.00             0.80
Morgan Stanley EAFE(R) Index
  Portfolio (11)......................     0.30      0.00         0.52             0.82            0.07             0.75
Putnam International Stock
  Portfolio (4)(5)....................     0.90      0.00         0.26             1.16            0.00             1.16

ZENITH FUND ANNUAL EXPENSES
(as a percentage of average net assets)

                                                                   C             A+B+C=D                           D-E=F
                                            A          B     OTHER EXPENSES   TOTAL EXPENSES         E         TOTAL EXPENSES
                                        MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/      WAIVER/      AFTER WAIVER/
                                           FEES      FEES    REIMBURSEMENT    REIMBURSEMENT    REIMBURSEMENT   REIMBURSEMENT
-----------------------------------------------------------------------------------------------------------------------------
Salomon Brothers U.S. Government
  Portfolio (11)......................     0.55      0.00         0.18             0.73            0.03             0.70
State Street Research Bond Income
  Portfolio (4)(12)...................     0.40      0.00         0.09             0.49            0.00             0.49
Salomon Brothers Strategic
  Opportunities Portfolio (8).........     0.65      0.00         0.19             0.84            0.00             0.84
MFS Investors Trust Portfolio (11)....     0.75      0.00         0.62             1.37            0.47             0.90
MFS Research Managers
  Portfolio (5)(11)...................     0.75      0.00         0.31             1.06            0.16             0.90
Davis Venture Value
  Portfolio (4)(5)....................     0.75      0.00         0.08             0.83            0.00             0.83
FI Structured Equity Portfolio (Class
  E) (4)(10)..........................     0.68      0.15         0.10             0.93            0.00             0.93
Harris Oakmark Focused Value
  Portfolio (5)(8)....................     0.75      0.00         0.12             0.87            0.00             0.87

                                                                   C             A+B+C=D                           D-E=F
                                            A          B     OTHER EXPENSES   TOTAL EXPENSES         E         TOTAL EXPENSES
                                        MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/      WAIVER/      AFTER WAIVER/
                                           FEES      FEES    REIMBURSEMENT    REIMBURSEMENT    REIMBURSEMENT   REIMBURSEMENT
-----------------------------------------------------------------------------------------------------------------------------
FI Mid Cap Opportunities Portfolio
  (Class E) (4)(7)(10)(11)............     0.80      0.15         0.15             1.10            0.00             1.10
Loomis Sayles Small Cap
  Portfolio (4)(5)(8).................     0.90      0.00         0.10             1.00            0.00             1.00

CALVERT FUND ANNUAL EXPENSES
(as a percentage of average net assets) (14)

                                                            B              A+B=C                            C-D=E
                                             A        OTHER EXPENSES   TOTAL EXPENSES                   TOTAL EXPENSES
                                         MANAGEMENT       BEFORE           BEFORE             D             AFTER
                                            FEES      REIMBURSEMENT    REIMBURSEMENT    REIMBURSEMENT   REIMBURSEMENT
----------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio......     0.70           0.18             0.88            0.00             0.88

MET INVESTORS FUND ANNUAL EXPENSES
(as a percentage of average net assets)

                                                                   C             A+B+C=D
                                            A          B     OTHER EXPENSES   TOTAL EXPENSES
                                        MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
                                           FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
--------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio (9)......     0.50      0.00         0.65             1.15
Lord Abbett Bond Debenture
  Portfolio (9)(12)...................     0.60      0.00         0.12             0.72
Met/AIM Mid Cap Core Equity Portfolio
  (Class E) (9)(10)...................     0.75      0.15         6.18             7.08
MFS Mid Cap Growth Portfolio (4)(9)...     0.65      0.00         1.70             2.35
Met/AIM Small Cap Growth Portfolio
  (Class E) (9)(10)...................     0.90      0.15         4.07             5.12
PIMCO Innovation Portfolio (9)........     1.05      0.00         2.92             3.97
MFS Research International
  Portfolio (4)(9)....................     0.80      0.00         4.28             5.08
State Street Research Concentrated
  International Portfolio (Class
  E) (9)(10)..........................     0.85      0.15         4.59             5.59

                                                            D-E=F
                                              E         TOTAL EXPENSES
                                           WAIVER/      AFTER WAIVER/
                                        REIMBURSEMENT   REIMBURSEMENT
--------------------------------------  ------------------------------
PIMCO Total Return Portfolio (9)......      0.50             0.65
Lord Abbett Bond Debenture
  Portfolio (9)(12)...................      0.02             0.70
Met/AIM Mid Cap Core Equity Portfolio
  (Class E) (9)(10)...................      6.03             1.05
MFS Mid Cap Growth Portfolio (4)(9)...      1.55             0.80
Met/AIM Small Cap Growth Portfolio
  (Class E) (9)(10)...................      3.92             1.20
PIMCO Innovation Portfolio (9)........      2.87             1.10
MFS Research International
  Portfolio (4)(9)....................      4.08             1.00
State Street Research Concentrated
  International Portfolio (Class
  E) (9)(10)..........................      4.34             1.25

AMERICAN FUNDS CLASS 2 ANNUAL EXPENSES
(as a percentage of average net assets)

                                                                   C             A+B+C=D
                                            A          B     OTHER EXPENSES   TOTAL EXPENSES
                                        MANAGEMENT   12b-1       BEFORE       BEFORE WAIVER/
                                           FEES      FEES    REIMBURSEMENT    REIMBURSEMENT
--------------------------------------------------------------------------------------------
American Funds Growth-Income
  Portfolio (4)(10)...................     0.33      0.25         0.02             0.60
American Funds Growth
  Portfolio (4)(10)...................     0.37      0.25         0.01             0.63
American Funds Global Small
  Capitalization Portfolio (4)(10)....     0.80      0.25         0.03             1.08

                                                            D-E=F
                                              E         TOTAL EXPENSES
                                           WAIVER/      AFTER WAIVER/
                                        REIMBURSEMENT   REIMBURSEMENT
--------------------------------------  ------------------------------
American Funds Growth-Income
  Portfolio (4)(10)...................      0.00             0.60
American Funds Growth
  Portfolio (4)(10)...................      0.00             0.63
American Funds Global Small
  Capitalization Portfolio (4)(10)....      0.00             1.08

EXAMPLES

     If you surrender your Deferred Annuity (withdraw all your money) at the end of the time periods listed below, you would bear directly or indirectly the following expenses on a $1,000 investment in each investment division listed below, assuming a 5% annual return on assets(13):

                                                               1        3        5       10
                                                              YEAR    YEARS    YEARS    YEARS
---------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index Division............  $79     $ 96     $116     $194
PIMCO Total Return Division.................................   82      105      130      224
Salomon Brothers U.S. Government Division...................   83      106      133      229
State Street Research Bond Income Division..................   81      100      122      207
Salomon Brothers Strategic Bond Opportunities Division......   84      111      140      244
Calvert Social Balanced Division............................   85      112      143      249
State Street Research Diversified Division..................   81      100      122      207
Lord Abbett Bond Debenture Division.........................   83      106      133      229
American Funds Growth-Income Division.......................   82      103      127      218
MetLife Stock Index Division................................   79       94      112      187
MFS Investors Trust Division................................   85      113      143      250
MFS Research Managers Division..............................   85      113      143      250
State Street Research Investment Trust Division.............   81      101      124      211
Davis Venture Value Division................................   84      110      139      243
FI Structured Equity Division...............................   85      113      145      253
Harris Oakmark Large Cap Value Division.....................   84      111      141      246
State Street Research Large Cap Value Division..............   86      116      148      261
American Funds Growth Division..............................   82      104      129      222
Janus Growth Division.......................................   85      114      146      255
Putnam Large Cap Growth Division............................   86      116      148      261
T. Rowe Price Large Cap Growth Division.....................   83      108      136      236
Met/AIM Mid Cap Core Equity Division........................   86      117      151      266
MetLife Mid Cap Stock Index Division........................   80       98      119      202
Harris Oakmark Focused Value Division.......................   85      112      142      247
Neuberger Berman Partners Mid Cap Value Division............   84      110      138      241
FI Mid Cap Opportunities Division...........................   87      119      153      271
Janus Mid Cap Division......................................   83      108      135      233
MFS Mid Cap Growth Division.................................   84      109      138      240
State Street Research Aggressive Growth Division............   83      109      136      237
Loomis Sayles Small Cap Division............................   86      116      148      261
Russell 2000(R) Index Division..............................   81      102      125      213
State Street Research Aurora Division.......................   86      115      147      259
Franklin Templeton Small Cap Growth Division................   86      117      151      266
Met/AIM Small Cap Growth Division...........................   88      122      159      281
T. Rowe Price Small Cap Growth Division.....................   82      104      128      220
PIMCO Innovation Division...................................   87      119      153      271
Scudder Global Equity Division..............................   84      109      138      240
MFS Research International Division.........................   86      116      148      261
Morgan Stanley EAFE(R) Index Division.......................   83      108      135      234
Putnam International Stock Division.........................   88      121      157      277
State Street Research Concentrated International Division...   88      123      161      286
American Funds Global Small Capitalization Division.........   87      118      152      269

     If you annuitize (elect a pay-out option under your Deferred Annuity) or do not surrender your Deferred Annuity at the end of the time periods listed below, you would bear directly or indirectly the following expenses on a $1,000 investment in each investment division listed below, assuming a 5% annual return on assets (13)(15):

                                                               1        3        5       10
                                                              YEAR    YEARS    YEARS    YEARS
---------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index Division............  $17      $52     $ 89     $194
PIMCO Total Return Division.................................   19       60      104      224
Salomon Brothers U.S. Government Division...................   20       62      106      229
State Street Research Bond Income Division..................   18       55       95      207
Salomon Brothers Strategic Bond Opportunities Division......   21       66      113      244
Calvert Social Balanced Division............................   22       68      116      249
State Street Research Diversified Division..................   18       55       95      207
Lord Abbett Bond Debenture Division.........................   20       62      106      229
American Funds Growth-Income Division.......................   19       59      101      218
MetLife Stock Index Division................................   16       50       86      187
MFS Investors Trust Division................................   22       68      117      250
MFS Research Managers Division..............................   22       68      117      250
State Street Research Investment Trust Division.............   18       56       97      211
Davis Venture Value Division................................   21       66      113      243
FI Structured Equity Division...............................   22       69      118      253
Harris Oakmark Large Cap Value Division.....................   22       67      114      246
State Street Research Large Cap Value Division..............   23       71      122      261
American Funds Growth Division..............................   19       60      102      222
Janus Growth Division.......................................   23       70      119      255
Putnam Large Cap Growth Division............................   23       71      122      261
T. Rowe Price Large Cap Growth Division.....................   21       64      109      236
Met/AIM Mid Cap Core Equity Division........................   24       73      124      266
MetLife Mid Cap Stock Index Division........................   17       54       93      202
Harris Oakmark Focused Value Division.......................   22       67      115      247
Neuberger Berman Partners Mid Cap Value Division............   21       65      112      241
FI Mid Cap Opportunities Division...........................   24       74      127      271
Janus Mid Cap Division......................................   20       63      108      233
MFS Mid Cap Growth Division.................................   21       65      111      240
State Street Research Aggressive Growth Division............   21       64      110      237
Loomis Sayles Small Cap Division............................   23       71      122      261
Russell 2000(R) Index Division..............................   18       57       98      213
State Street Research Aurora Division.......................   23       70      121      259
Franklin Templeton Small Cap Growth Division................   24       73      124      266
Met/AIM Small Cap Growth Division...........................   25       77      132      281
T. Rowe Price Small Cap Growth Division.....................   19       59      101      220
PIMCO Innovation Division...................................   24       74      127      271
Scudder Global Equity Division..............................   21       65      111      240
MFS Research International Division.........................   23       71      122      261
Morgan Stanley EAFE(R) Index Division.......................   21       63      109      234
Putnam International Stock Division.........................   25       76      130      277
State Street Research Concentrated International Division...   26       79      125      286
American Funds Global Small Capitalization Division.........   24       74      126      269

---------------

(1) There are times when the early withdrawal charge does not apply to amounts that are withdrawn from a Deferred Annuity. Each Contract Year you may take the greater of 10% (20% under certain Deferred Annuities) of your Account Balance or your purchase payments made over 7 years ago free of early withdrawal charges.

(2) A $20 annual contract fee is imposed on money in the Fixed Interest Account. This fee may be waived under certain circumstances. There is a one time contract fee of $350 for Income Annuities. We do not charge this fee if you elect a pay-out option under your Deferred Annuity and you have owned your Deferred Annuity more than two years.

(3) Pursuant to the terms of the Contract, our total Separate Account Annual Expenses will not exceed 1.25% of your average balance in the investment divisions. For purposes of presentation here, we estimated the allocation between general administrative expenses and the mortality and expense risk charge.


(4) Each Portfolio's management fee decreases when its assets grow to certain dollar amounts. The "break point" dollar amounts at which the management fee declines are more fully explained in the prospectus and Statement of Additional Information for each respective Fund.

(5) Certain Metropolitan Fund and Zenith Fund sub-investment managers directed certain portfolio trades to brokers who paid a portion of the Portfolio's expenses. In addition, each Fund has entered into arrangements with its custodian whereby credits realized as a result of this practice were used to reduce a portion of each participating Portfolio's expenses. The expense information for the Metropolitan Fund and Zenith Fund Portfolios does not reflect these reductions or credits.


(6) MetLife Advisers, LLC ("MetLife Advisers") agreed to pay all expenses (other than management fees, brokerage commissions, taxes, interest and extraordinary or non-recurring expenses) (hereafter "Expenses") in excess of .30% of the average net assets for the Russell 2000(R) Index Portfolio through April 30, 2002. MetLife Advisers agreed to pay all Expenses in excess of .20% of the average net assets for the MetLife Mid Cap Stock Index and Putnam Large Cap Growth Portfolios through April 30, 2002. The "Other Expenses Before Reimbursement" information for these Portfolios assumes no reduction of expenses of any kind. The "Total Expenses After Waiver/Reimbursement" information for these Portfolios reflects expenses reimbursed in calendar year 2001. The effect of such reimbursements is that performance results are increased.

(7) These Portfolios began operations on April 30, 2002. The "Other Expenses Before Reimbursement" information for these Portfolios reflects an estimate of expenses for calendar year 2002. The "Total Expenses After Waiver/Reimbursement" reflects expenses as if the expense reimbursement was in effect for the entire current year. The effect of such reimbursements is that performance is increased.


(8) MetLife Advisers agreed to pay all operating expenses other than amortization of expenses, brokerage costs, interest, taxes or other extraordinary expenses, in excess of 1.00% of the average net assets for the Loomis Sayles Small Cap Portfolio through April 30, 2002. MetLife Advisers agreed to pay all Expenses in excess of .20% of the average net assets of the State Street Research Aurora Portfolio through April 30, 2002. MetLife Advisers agreed to pay the operating expenses of the Salomon Brothers Strategic Bond Opportunities and Harris Oakmark Focused Value Portfolios (exclusive of any brokerage costs, interest, taxes or extraordinary expenses) in excess of 0.90% of average net assets through April 30, 2002. The Salomon Brothers Strategic Bond Opportunities, the Loomis Sayles Small Cap, the State Street Research Aurora and the Harris Oakmark Focused Value Portfolios' expenses did not exceed these limitations for the year ended December 31, 2001.

(9) Class A shares of the MFS Mid Cap Growth, MFS Research International, PIMCO Total Return and PIMCO Innovation Portfolios began operations on May 1,2001. The "Other Expenses Before Reimbursement" for these Portfolios reflects annualized expenses for the full calendar year 2001. Class A shares for the Lord Abbett Bond Debenture Portfolio began operations on February 12, 2001. Class E shares of the Met/AIM Mid Cap Core Equity, Met/AIM Small Cap Growth and State Street Research Concentrated International Portfolios began operations in April, 2002. The "Other Expenses Before Reimbursement" information for these Portfolios reflects an estimate of expenses for the calendar year 2002 and are based on other share class expense experience.

    Met Investors Advisory LLC ("MetLife Investors") and Met Investors Fund have entered into an Expense Limitation Agreement whereby, until at least April 30, 2003, MetLife Investors has agreed to waive its investment management fee or pay operating expenses (exclusive of interest, taxes, broker-age commissions, or extraordinary expense and 12b-1 Plan fees) as necessary to limit total expenses to the percentage of daily net assets to the following percentages: .65% for the PIMCO Total Return Portfolio, 1.10% for the PIMCO Innovation Portfolio, .80% for the MFS Mid Cap Growth Portfolio, 1.00% for the MFS Research International Portfolio, .70% for the Lord Abbett Bond Debenture Portfolio, 1.05% for the Met/AIM Small Cap Growth Portfolio, .90% for the Met/AIM Mid Cap Core Equity Portfolio and 1.10% for the State Street Research Concentrated International Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may, with the approval of the Fund's Board of Trustees, be repaid to the investment manager. For the MFS Mid Cap Growth, MFS Research International, PIMCO Total Return and PIMCO Innovation Portfolios, the "Total Expenses After Waiver/Reimbursement" reflects expenses as if the expense reimbursement was in effect for the entire calendar year 2001. The effect of such waiver and reimbursement is that performance results are increased.

(10) Each of the American, Metropolitan, Met Investors and Zenith Funds has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in each Fund's prospectus. We are paid the Rule 12b-1 fee in connection with the Class E shares of the Metropolitan, Zenith and Met Investors Funds and Class 2 of the American Funds.


(11) Pursuant to Expense Agreements, MetLife Advisers has agreed to waive its investment management fee or pay operating expenses (exclusive of brokerage costs, interest, taxes or extraordinary expenses) ("Operating Expenses") as necessary to limit total Operating Expenses to the annual percentage of average daily net assets of the following Portfolios as indicated:

                        PORTFOLIO                          PERCENTAGE
                        ---------                          ----------
Morgan Stanley EAFE(R) Index Portfolio                        0.75
Putnam Large Cap Growth Portfolio                             1.00
MetLife Mid Cap Stock Index Portfolio                         0.45
Russell 2000(R) Index Portfolio                               0.55
Janus Growth Portfolio                                        0.95
Franklin Templeton Small Cap Growth Portfolio                 1.05
State Street Research Large Cap Value Portfolio (Class E)     1.00
MFS Investors Trust Portfolio                                 0.90
MFS Research Managers Portfolio                               0.90
Salomon Brothers U.S. Government Portfolio                    0.70
FI Mid Cap Opportunities Portfolio (Class E)                  1.10

  This waiver or agreement to pay is subject to the obligation of each class of the Portfolio separately to repay MetLife Advisers such expenses in future years, if any, when the Portfolio's class's expenses fall below the above percentages if certain conditions are met. The agreement may be terminated at any time after April 30, 2003. The "Other Expenses Before Reimbursement" information for the Morgan Stanley EAFE(R) Index, the Janus Growth, the Franklin Templeton Small Cap Growth, the MFS Investors Trust, the MFS Research Managers and the Salomon Brothers U.S. Government Portfolios assumes no reduction of any kind. The "Total Expenses After Waiver/Reimbursement" information for the Morgan Stanley EAFE(R) Index Portfolio reflects expenses as if the Expense Agreement was in effect for the entire current year. The "Total Expenses After Waiver/Reimbursement" information reflects expenses waived or reimbursed in the calendar year 2001 for the Janus Growth, the Franklin Templeton Small Cap Growth, the MFS Investors Trust, the MFS Research Managers and the Salomon Brothers U.S. Government Portfolios. The effect of such waiver and reimbursement is that performance results are increased.

(12) On April 29, 2002, the State Street Research Income Portfolio of the Metropolitan Fund was merged into the State Street Research Bond Income Portfolio of the Zenith Fund and the Loomis Sayles High

     Yield Bond Portfolio of the Metropolitan Fund was merged into the Lord Abbett Bond Debenture Portfolio of the Met Investors Fund.

(13) These examples assume that reimbursement and/or waiver of expenses was in effect.

(14) "Other Expenses" reflects an indirect fee resulting from the Portfolio's offset expense arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's unvested cash balances. The credits are used to reduce the Portfolio's expenses. Net operating expenses after reductions for fees paid indirectly would be 0.87% for Social Balanced. The management fees include an administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert.

(15) This example assumes no early withdrawal charges are applicable. In order to make this assumption for a pay-out option under your Deferred Annuity, we also assumed that you selected an income payment type under which you will receive payments over your lifetime or for a period of at least five full years.

             ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION

          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

     These tables and bar charts show fluctuations in the Accumulation Unit Values for each investment division from year end to year end. The information in this table has been derived from the Separate Account's full financial statements or other reports (such as the annual report).

------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------
Lehman Brothers(R) Aggregate Bond Index Division.... 2001      $10.85            $11.51         17,519

                                                     2000        9.86             10.85         11,149

                                                     1999       10.12              9.86          7,735

                                                     1998       10.00(e)          10.12            793


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value


PIMCO Total Return Division......................... 2001       10.00(e)          10.55          2,743


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value


Salomon Brothers U.S. Government Division........... 2001       14.30(e)          15.07          1,179


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value


State Street Research Income Division (c)........... 2001       20.49             21.93         18,441

                                                     2000       18.65             20.49         16,397

                                                     1999       19.33             18.65         18,535

                                                     1998       17.89             19.33         20,060

                                                     1997       16.49             17.89         16,307

                                                     1996       16.12             16.49         16,604

                                                     1995       13.65             16.12         15,252

                                                     1994       14.27             13.65         13,923

                                                     1993       12.98             14.27         14,631

                                                     1992       12.29             12.98          5,918


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value

------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------
Salomon Brothers Strategic Bond Opportunities        2001      $15.37(e)         $16.22            494
  Division..........................................

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value

Calvert Social Balanced Division.................... 2001       26.99             24.80          1,564

                                                     2000       28.21             26.99          1,527

                                                     1999       25.45             28.21          1,453

                                                     1998       22.16             25.45          1,367

                                                     1997       18.68             22.16          1,181

                                                     1996       16.80             18.68            995

                                                     1995       13.11             16.80            787

                                                     1994       13.71             13.11            630

                                                     1993       12.86             13.71            473

                                                     1992       12.10             12.86            239

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value

State Street Research Diversified Division.......... 2001       28.98             26.81         66,375

                                                     2000       29.04             28.98         75,259

                                                     1999       27.05             29.04         75,126

                                                     1998       22.89             27.05         73,897

                                                     1997       19.22             22.89         62,604

                                                     1996       17.00             19.22         52,053

                                                     1995       13.55             17.00         42,712

                                                     1994       14.15             13.55         40,962

                                                     1993       12.70             14.15         31,808

                                                     1992       11.75             12.70          7,375

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value

Loomis Sayles High Yield Bond Division (c).......... 2001       10.93             10.65          5,375

                                                     2000       11.17             10.93          5,291

                                                     1999        9.60             11.17          4,708

                                                     1998       10.51              9.60          3,882

                                                     1997       10.00(b)          10.51          2,375
[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value

------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------


American Funds Growth-Income Division............... 2001      $86.74(e)         $87.85            404


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value


MetLife Stock Index Division........................ 2001       39.62             34.37         80,855

                                                     2000       44.24             39.62         83,765

                                                     1999       37.08             44.24         79,702

                                                     1998       29.28             37.08         71,204

                                                     1997       22.43             29.28         58,817

                                                     1996       18.52             22.43         43,141

                                                     1995       13.70             18.52         29,883

                                                     1994       13.71             13.70         23,458

                                                     1993       12.67             13.71         18,202

                                                     1992       11.94             12.67          8,150


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value



MFS Investors Trust Division........................ 2001       10.06(e)           8.35            494


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value


MFS Research Managers Division...................... 2001       11.31(e)           8.83            164


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value

------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------


State Street Research Investment Trust Division..... 2001      $37.20            $30.49         57,292

                                                     2000       40.14             37.20         62,971

                                                     1999       34.30             40.14         64,026

                                                     1998       27.10             34.30         64,053

                                                     1997       21.37             27.10         60,102

                                                     1996       17.71             21.37         49,644

                                                     1995       13.47             17.71         38,047

                                                     1994       14.10             13.47         32,563

                                                     1993       12.48             14.10         24,608

                                                     1992       11.32             12.48          9,432


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value



Davis Venture Value Division........................ 2001       30.79             27.02          2,072

                                                     2000       30.19(a)          30.79            917


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value


Harris Oakmark Large Cap Value Division............. 2001        9.92             11.60         16,415

                                                     2000        8.93              9.92          4,947

                                                     1999        9.71              8.93          3,631

                                                     1998       10.00(d)           9.71            386


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value


American Funds Growth Division...................... 2001      146.13(e)         118.11            383


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value


Janus Growth Division............................... 2001       10.00(e)           7.76          1,023


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value

------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------


Putnam Large Cap Growth Division.................... 2001      $ 7.24            $ 4.95          5,527

                                                     2000        9.82(a)           7.24          2,555


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value


T. Rowe Price Large Cap Growth Division............. 2001       13.06             11.62         12,077

                                                     2000       13.29             13.06         12,475

                                                     1999       11.01             13.29          3,394

                                                     1998       10.00(d)          11.01            407


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value


MetLife Mid Cap Stock Index Division................ 2001       10.62             10.36          8,080

                                                     2000       10.00(a)          10.62          5,493


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value


Harris Oakmark Focused Value Division............... 2001       21.38(e)          26.80          2,800


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value


Neuberger Berman Partners Mid Cap Value Division.... 2001       15.78             15.20          9,094

                                                     2000       12.46             15.78          7,506

                                                     1999       10.73             12.46          2,438

                                                     1998       10.00(d)          10.73            297


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value

------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------


Janus Mid Cap Division.............................. 2001      $25.71            $15.91         52,028

                                                     2000       37.86             25.71         57,546

                                                     1999       17.19             37.86         44,078

                                                     1998       12.69             17.19         19,031

                                                     1997       10.00(b)          12.69          7,417

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value

MFS Mid Cap Growth Division......................... 2001       10.00(e)           8.43          1,519

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value

State Street Research Aggressive Growth Division.... 2001       33.76             25.42         31,091

                                                     2000       37.01             33.76         33,051

                                                     1999       28.12             37.01         31,947

                                                     1998       25.05             28.12         38,975

                                                     1997       23.77             25.05         43,359

                                                     1996       22.35             23.77         43,962

                                                     1995       17.47             22.35         33,899

                                                     1994       18.03             17.47         26,890

                                                     1993       14.89             18.03         17,094

                                                     1992       13.66             14.89          5,747

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value

Loomis Sayles Small Cap Division.................... 2001       25.53             22.99            654

                                                     2000       25.79(a)          25.53            353

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value

Russell 2000(R) Index Division...................... 2001       12.13             12.08          9,632

                                                     2000       12.76             12.13          9,113

                                                     1999       10.53             12.76          5,395

                                                     1998       10.00(d)          10.53            598

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value

------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------
State Street Research Aurora Division............... 2001      $12.25            $14.03         14,487

                                                     2000       10.00(a)          12.25          4,095

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value


Franklin Templeton Small Cap Growth Division........ 2001       10.00(e)           8.81            769


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value


T. Rowe Price Small Cap Growth Division............. 2001       13.64             12.25         18,643

                                                     2000       15.19             13.64         19,423

                                                     1999       12.02             15.19         14,007

                                                     1998       11.76             12.02         13,119

                                                     1997       10.00(b)          11.76          6,932

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value


PIMCO Innovation Division........................... 2001       10.00(e)           7.44          2,036


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value


Scudder Global Equity Division...................... 2001       14.93             12.37         12,091

                                                     2000       15.36             14.93         11,687

                                                     1999       12.43             15.36          9,323

                                                     1998       10.85             12.43          7,712

                                                     1997       10.00(b)          10.85          4,826

[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value


MFS Research International Division................. 2001       10.00(e)           8.73            409


[GRAPH OF YEAR END ACCUMULATION UNIT VALUE]


             Year End Accumulation Unit Value

------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                          BEGINNING OF YEAR   END OF YEAR    ACCUMULATION
                                                            ACCUMULATION      ACCUMULATION UNITS END OF YEAR
PREFERENCE PLUS DEFERRED ANNUITIES                   YEAR    UNIT VALUE        UNIT VALUE   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------


Morgan Stanley EAFE(R) Index Division............... 2001      $11.25            $ 8.69         11,012

                                                     2000       13.31             11.25          8,034

                                                     1999       10.79             13.31          3,869

                                                     1998       10.00(d)          10.79            342


[BAR GRAPH]


             Year End Accumulation Unit Value


Putnam International Stock Division................. 2001       16.41             12.87         13,984

                                                     2000       18.49             16.41         13,980

                                                     1999       16.07             18.49         13,052

                                                     1998       13.28             16.07         14,330

                                                     1997       13.77             13.28         15,865

                                                     1996       14.19             13.77         17,780

                                                     1995       14.25             14.19         17,553

                                                     1994       13.74             14.25         16,674

                                                     1993        9.41             13.74          6,921

                                                     1992       10.61              9.41            966


[BAR GRAPH]


             Year End Accumulation Unit Value



American Funds Global Small Capitalization           2001       15.83(e)          13.63            549
  Division..........................................


[BAR GRAPH]


             Year End Accumulation Unit Value

---------------

In addition to the above mentioned Accumulation Units, there were cash reserves of $56,293,338 as of December 31, 2001, applicable to Income Annuities (including those not described in this Supplement) receiving annuity payouts.

(a) Inception Date July 5, 2000.

(b) Inception Date March 3, 1997.

(c) On April 29, 2002 the assets from the State Street Research Income Division merged into State Street Research Bond Income Division and the assets from the Loomis Sayles High Yield Bond Division merged into the Lord Abbett Bond Debenture Division. These investment divisions are no longer available under the Deferred Annuities and Income Annuities.

(d) Inception Date November 9, 1998.

(e) Inception Date May 1, 2001.

                                    METLIFE

     Metropolitan Life Insurance Company ("MetLife") is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. Our main office is located at One Madison Avenue, New York, New York 10010. MetLife, was formed under laws of New York State in 1868. Headquartered in New York City, we are a leading provider of insurance and financial services to a broad spectrum of individual and group customers. MetLife, Inc., through its subsidiaries and affiliates, provides individual insurance and investment products to approximately 9 million households in the United States and corporations and other institutions with 33 million employees and members. It also has international insurance operations in 13 countries.

                               METROPOLITAN LIFE
                               SEPARATE ACCOUNT E

     We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Plus Account Variable Annuity Contracts and some other variable annuity contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

     The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. We are obligated to pay all money we owe under the Deferred Annuities and Income Annuities even if that amount exceeds the assets in the Separate Account. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.

                            YOUR INVESTMENT CHOICES

     The Metropolitan Fund, Zenith Fund, Calvert Fund, Met Investors Fund and American Funds and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. The Metropolitan Fund, Zenith Fund, Met Investors Fund and American Funds prospectuses are attached at the end of this Supplement. If the Calvert Social Balanced Portfolio is available to you, then you will also receive a Calvert Fund prospectus. You should read the prospectuses carefully before making purchase payments to the investment divisions. The Class A shares available to the Deferred Annuities and Income Annuities do not impose any 12b-1 Plan fees. However, 12b-1 Plan fees are imposed on American Funds Portfolios, which are Class 2, and the following Portfolios: FI Structured Equity, FI Mid Cap Opportunities, Met/AIM Small Cap Growth, State Street Research Concentrated International, Met/AIM Mid Cap Core Equity and State Street Research Large Cap Value, which are all Class E.

     The investment choices are listed in the approximate risk relationship among the available Portfolios with all those within the same investment style listed in alphabetical order. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The list is intended to be a guide. Please consult the appropriate Fund prospectus for more information regarding the investment objectives and investment practices of each Portfolio. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance and income payments based upon amounts allocated to the investment divisions may go down as well as up.

     The following list of investment choices includes six portfolios that subject to state approval we anticipate will be available on or about May 1, 2002.

LEHMAN BROTHERS(R) AGGREGATE BOND INDEX PORTFOLIO
PIMCO TOTAL RETURN PORTFOLIO
SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO
STATE STREET RESEARCH BOND INCOME PORTFOLIO
SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES
 PORTFOLIO
CALVERT SOCIAL BALANCED PORTFOLIO
STATE STREET RESEARCH DIVERSIFIED PORTFOLIO
LORD ABBETT BOND DEBENTURE PORTFOLIO
AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
METLIFE STOCK INDEX PORTFOLIO
MFS INVESTORS TRUST PORTFOLIO
MFS RESEARCH MANAGERS PORTFOLIO
STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO
DAVIS VENTURE VALUE PORTFOLIO
FI STRUCTURED EQUITY PORTFOLIO
HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO
STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO
AMERICAN FUNDS GROWTH PORTFOLIO
JANUS GROWTH PORTFOLIO
PUTNAM LARGE CAP GROWTH PORTFOLIO
T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO
MET/AIM MID CAP CORE EQUITY PORTFOLIO
METLIFE MID CAP STOCK INDEX PORTFOLIO
HARRIS OAKMARK FOCUSED VALUE PORTFOLIO
NEUBERGER BERMAN PARTNERS MID CAP VALUE PORTFOLIO
FI MID CAP OPPORTUNITIES PORTFOLIO
JANUS MID CAP PORTFOLIO
MFS MID CAP GROWTH PORTFOLIO
STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO
LOOMIS SAYLES SMALL CAP PORTFOLIO
RUSSELL 2000(R) INDEX PORTFOLIO
STATE STREET RESEARCH AURORA PORTFOLIO
FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO
MET/AIM SMALL CAP GROWTH PORTFOLIO
T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO
PIMCO INNOVATION PORTFOLIO
SCUDDER GLOBAL EQUITY PORTFOLIO
MFS RESEARCH INTERNATIONAL PORTFOLIO
MORGAN STANLEY EAFE(R) INDEX PORTFOLIO
PUTNAM INTERNATIONAL STOCK PORTFOLIO
STATE STREET RESEARCH CONCENTRATED INTERNATIONAL
 PORTFOLIO
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION PORTFOLIO

     Subject to state approval FI Mid Cap Opportunities, FI Structured Equity, State Street Research Large Cap Value, State Street Research Concentrated International, Met/AIM Mid Cap Core Equity and Met/AIM Small Cap Growth Portfolios will be available on or about May 1, 2002.

     The degree of investment risk you assume will depend on the investment divisions you choose. While the investment divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these investment divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund.

     Some of the investment choices may not be available under the terms of the Deferred Annuity or Income Annuity. The contract or other correspondence we provide you will indicate the investment divisions that are available to you. Your investment choices may be limited because:

     * Your employer, association or other group contract holder limits the available investment divisions.

     *  We have restricted the available investment divisions.

     *  Some of the investment divisions are not approved in your state.

     * For Income Annuities, some states limit you to four choices (four investment divisions or three investment divisions and the Fixed Income Option).

     The investment divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of the Metropolitan Fund, the Zenith Fund, the Calvert Fund, the Met Investors Fund or the American Funds, invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Deferred Annuities or Income Annuities. You pay no transaction expenses (i.e., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund, the Zenith Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The Calvert Social Balanced and American Funds Portfolios are made available by the Calvert Fund and the American Funds, respectively, only through various insurance company annuities and life insurance policies.

     The Metropolitan Fund, Zenith Fund, Calvert Fund, Met Investors Fund and American Funds are each a "series" type fund registered with the Securities and Exchange Commission as an "open-end management investment company" under the Investment Company Act of 1940 (the "1940 Act"). A "series" fund means that each Portfolio is one of several available through the fund. Except for the State Street Research Concentrated International, the Janus Mid Cap, the Calvert Social Balanced, the Harris Oakmark Focused Value and the MFS Mid Cap Growth Portfolios, each Portfolio is "diversified" under the 1940 Act.

     The Portfolios of the Metropolitan Fund and the Zenith Fund pay MetLife Advisers, LLC ("MetLife Advisers"), a MetLife affiliate, a monthly fee for its services as their investment manager. The Calvert Social Balanced Portfolio pays Calvert Asset Management Company, Inc. a monthly fee for its services as its investment manager. The Portfolios of the Met Investors Fund pay Met Investors Advisory LLC, a MetLife affiliate, formerly known as Met Investors Advisory Corp., a monthly fee for its services as their investment manager. The Portfolios of the American Funds pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as the other expenses paid by each Portfolio, are described in the applicable prospectus and SAIs for the Metropolitan Fund, Zenith Fund, Calvert Fund, Met Investors Fund and American Funds.

     In addition, the Metropolitan Fund, Zenith Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund, the Zenith Fund or the Met Investors Fund. The Calvert Fund prospectus discusses different separate accounts of the various insurance companies that invest in the portfolios of the Calvert Fund. The risks of these arrangements are also discussed in each Fund's prospectus.

                               DEFERRED ANNUITIES

THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN

     Add this sentence to this section:

     We are not a party to your employer's retirement plan.

CHARGES

     Substitute this section for the one in the last prospectus:

  INVESTMENT-RELATED CHARGE

     This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Two classes of shares available to the Deferred Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on which investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

PREMIUM AND OTHER TAXES

     Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity taxes") only when you exercise a pay-out option. In certain jurisdictions, we may also deduct money to pay premium taxes on lump sum withdrawals or when you exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

     Premium taxes, if applicable, currently range from .5% to 2.35% depending on the Deferred Annuity you purchase and your home state or jurisdiction. A chart in the Appendix shows the jurisdictions where premium taxes are charged and the amount of these taxes.

     We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Deferred Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Deferred Annuities. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

EARLY WITHDRAWAL CHARGES

  WHEN NO EARLY WITHDRAWAL CHARGE APPLIES

     Add this paragraph to this section:

     * For participants of Chicago Public Schools' 403(b) program, if you transfer money from the Deferred Annuity to MetLife's Retirement Options Program from April 1, 2002 through May 31, 2002.

                                INCOME ANNUITIES

CHARGES

     Substitute this section for the one in the last prospectus:

  INVESTMENT-RELATED CHARGE

     This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. Two classes of shares available to the Income Annuities have 12b-1 Plan fees, which pay for distribution expenses. The percentage you pay for the investment-related charge depends on the investment divisions you select. Amounts for each investment division for the previous year are listed in the Table of Expenses.

PREMIUM AND OTHER TAXES

     Some jurisdictions tax what are called "annuity considerations." We deduct money to pay "premium" taxes (also known as "annuity" taxes) when you make the purchase payment.

     Premium taxes, if applicable, currently range from .5% to 2.35% depending on the Income Annuity you purchased and your home state or jurisdiction. A chart in the Appendix shows the jurisdictions where premium taxes are charged and the amount of these taxes.

     We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including but not limited to premium taxes) paid by us to any government entity relating to the Income Annuities. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Income Annuities. We may, at our sole discretion, pay taxes when due and deduct the corresponding amount from income payments at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

                              GENERAL INFORMATION

ADMINISTRATION

     All transactions will be processed in the manner described below.

  PURCHASE PAYMENTS

     Send your purchase payments, by check or money order made payable to "MetLife," to your MetLife Designated Office. (We reserve the right to receive purchase payments by other means acceptable to us.) We will provide you with all necessary forms. We must have all documents in good order to credit your purchase payments.

     Purchase payments (including any portion of your Account Balance under a Deferred Annuity which you apply to a pay-out option) are effective and valued as of the close of the Exchange, on the day we receive them in good order at your MetLife Designated Office, except when they are received:

     * On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

     *  After the close of the Exchange.

     In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.

     We reserve the right to credit your initial purchase payment to you within two days after its receipt at your MetLife Designated Office. However, if you fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in good order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify you and give you the reasons for the delay. At that time, you will be asked whether you agree to let us keep your money until the problem is resolved. If you do not agree or we cannot reach you by the fifth business day, your money will be returned.

     Under certain group Deferred Annuities and group Income Annuities, your employer, the trustee of the Keogh plan (if an allocated Deferred Annuity) or the group in which you are a participant or member must identify you on their reports to us and tell us how your money should be allocated among the investment divisions and the Fixed Interest Account/Fixed Income Option.

  CONFIRMING TRANSACTIONS

     You will receive a statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as Systematic Withdrawal Program payments and automated investment strategy transfers, may be confirmed quarterly. Salary reduction or deduction purchase payments under TSA Deferred Annuities are confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

  PROCESSING TRANSACTIONS

     We permit you to request transactions by mail and telephone. We anticipate making Internet access available to you in the future. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile. We reserve the right, in our sole discretion, to refuse, to impose modifications on, to limit or to reverse any transaction request where the request would tend to disrupt contract administration or is not in the best interests of the contract holders or the Separate Account, including, but not limited to, any transaction request that we believe in good faith constitutes market timing. We reserve the right to impose administrative procedures to implement these rights. Such procedures include, but are not limited to, imposing a minimum time period between transfers or requiring a signed, written request to make a transfer. If we reverse a transaction we deem to be invalid, because it should have been rejected under our procedures, but was nevertheless implemented by mistake, we will treat the transaction as if it had not occurred.

  BY TELEPHONE OR INTERNET

     You may request a variety of transactions and obtain information by telephone 24 hours a day, 7 days a week, unless prohibited by state law or your employer. Likewise, in the future, you may be able to request a variety of transactions and obtain information through Internet access, unless prohibited by state law. Some of the information and transactions accessible to you include:

     *  Account Balance

     *  Unit Values

     *  Current rates for the Fixed Interest Account

     *  Transfers

     *  Changes to investment strategies

     *  Changes in the allocation of future purchase payments.

     You may authorize your sales representative to make telephone transactions on your behalf. You must complete our form and we must agree. This does not apply if you have a Keogh Deferred Annuity or Income Annuity.

     Your transaction must be in good order and completed prior to the close of the Exchange on one of our business days if you want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

     We have put into place (or may in the future put into place for Internet communications) reasonable security procedures to insure that instructions communicated are genuine. For example, all telephone calls are recorded. Also, you will be asked to provide some personal data prior to giving your instructions over the telephone or the Internet. When someone contacts us by telephone or Internet and follows our security procedures, we will assume that you are authorizing us to act upon those instructions. Neither the Separate Account nor MetLife will be liable for any loss, expense or cost arising out of any requests that we or the Separate Account reasonably believe to be authentic. In the unlikely event that you have trouble reaching us, requests should be made in writing to your MetLife Designated Office.

     Response times for telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of systems.

     We are not responsible or liable for:

     * any inaccuracy, error, or delay in or omission of any information you transmit or deliver to us; or

     * any loss or damage you may incur because of such inaccuracy, error, delay or omission; non-performance or any interruption of information beyond our control.

  AFTER YOUR DEATH

     If we are notified of your death before a requested transaction is completed, we will cancel the request. For example, if you request a transfer or withdrawal for a date in the future under a Deferred Annuity and then die before that date, we simply pay the death benefit instead. For Income Annuity transfers, we will cancel the request and continue making payments to your beneficiary if your Income Annuity so provides. Or, depending on your Income Annuity's provisions, we may continue making payments to a joint annuitant or pay your beneficiary a refund.

  THIRD PARTY REQUESTS

     Generally, we only accept requests for transactions or information from you. We reserve the right not to accept requests that we believe in good faith constitute market timing transactions from you or any other third party. In addition, we reserve the right not to process transactions requested on your behalf by third parties. This includes processing transactions by an agent you designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers for a number of other contracts owners, and who simultaneously makes the same request or series of requests on behalf of other contract owners; including those who engage in market timing transactions.

  VALUATION

     We separately determine the Accumulation Unit Value and Annuity Unit Value for each investment division once each day when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give you 30 days notice.

     When you request a transaction, we will process the transaction using the next available Accumulation Unit Value for Deferred Annuities or Annuity Unit Value for Income Annuities. Subject to our procedure, we will make withdrawals under a Deferred Annuity and transfers under a Deferred Annuity or Income Annuity at a later date, if you request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units you receive on the next available Annuity Unit Value.

FINANCIAL STATEMENTS

     The financial statements and related notes for the Separate Account and MetLife are in the SAI and are available from MetLife upon request. Deloitte & Touche, LLP, who are independent auditors, audit these financial statements.

YOUR SPOUSE'S RIGHTS

     If you received your contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and you are married, the income payments, withdrawal and loan provisions, and methods of payment of the death benefit under your Deferred Annuity or Income Annuity may be subject to your spouse's rights.

     If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

     For details or advice on how the law applies to your circumstances, consult your tax advisor or attorney.

WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY OR INCOME ANNUITY

     We may not cancel your Income Annuity.

     We may cancel your Deferred Annuity only if we do not receive any purchase payments from you for 36 consecutive months and your Account Balance is less than $2,000, except for the unallocated Keogh

Deferred Annuity. For the unallocated Keogh Deferred Annuity we may cancel the Deferred Annuity if we do not receive purchase payments from you for 12 consecutive months and your Account Balance is less than $15,000. If we cancel a Deferred Annuity delivered in New York, we will return the full Account Balance. In all other cases, you will receive an amount equal to what you would have received if you had requested a total withdrawal of your Account Balance. Early withdrawal charges may apply. Certain Deferred Annuities do not contain these cancellation provisions.

                                  INCOME TAXES

     The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code ("Code") is complex and subject to change regularly. Consult your own tax advisor about your circumstances, any recent tax developments and the impact of state income taxation.

     You should read the general provisions and any sections relating to your type of annuity to familiarize yourself with some of the tax rules for your particular contract. The SAI has additional tax information. Simply stated, income tax rules for Deferred Annuities generally provide that earnings are not subject to tax until withdrawn. This is referred to as tax deferral.

     For purposes of this section, we address Deferred Annuities and Income Annuities together as annuities.

     Where otherwise permitted under the Deferred and Income Annuities, the transfer of ownership of a Deferred or Income Annuity, the designation of an annuitant, beneficiary or other payee who is not also an owner, the exchange of a Deferred or Income Annuity, or the receipt of a Deferred or Income Annuity in an exchange, may result in income tax and other tax consequences, including estate tax, gift tax and generation skipping transfer tax, that are not discussed in this Supplement. Please consult your tax adviser.

     MetLife does not expect to incur Federal, state or local income taxes on the earnings or realize capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

  GENERAL

     Deferred annuities are a means of setting aside money for future needs--usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.

     Because these products are intended for retirement, if you make withdrawals before age 59 1/2 you may incur a tax penalty.

     We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA.

     The recently enacted Economic Growth and Tax Relief Reconciliation Act of 2001 has made certain changes to qualified plans and IRAs, including:

     * increasing the contribution limits for qualified plans and Traditional and Roth IRAs, starting in 2002;

     *  adding "catch-up" contributions for taxpayers age 50 and above; and

     *  adding enhanced portability features.

     You should consult your tax adviser regarding these changes.

     Please note that the changes made by the Economic Growth and Tax Relief Reconciliation Act of 2001 (e.g., increase contribution limits for IRAs and qualified plans) expire after 2010.

  PURCHASE PAYMENTS

     Generally, all purchase payments will be contributed on a "before-tax" basis. This means that the purchase payments either reduce your income, entitle you to a tax deduction or are not subject to current income tax.

     Under some circumstances "after-tax" purchase payments can be made to certain annuities. These purchase payments do not reduce your taxable income or give you a tax deduction.

     There are different annual purchase payments limits for the annuities discussed in this Supplement. Purchase payments in excess of the limits may result in adverse tax consequences.

     Your Contract may accept certain direct transfers and rollovers from other qualified plan accounts and contracts which are not subject to the annual limitation on purchase payments.

  WITHDRAWALS AND INCOME PAYMENTS

     Because your purchase payments are generally on a before-tax basis, you generally pay income taxes on the full amount of money you withdraw as well as income earned under the contract. Withdrawals and income payments attributable to any after-tax contributions are not subject to income tax. Withdrawals and income payments are included in income except for the portion that represents a return of non-deductible purchase payments.

     If certain requirements are met, you may be able to transfer amounts in your contract to another eligible retirement plan or IRA. For PEDC contracts under a Section 457(b) plan of a tax-exempt employer which is not a state or local government, you can only transfer such amounts to another PEDC plan.

     Please consult the section for the type of annuity you purchased to determine if there are restrictions on withdrawals.

  MINIMUM DISTRIBUTION REQUIREMENTS

     Generally, you must begin receiving withdrawals from your Contract by April 1 of the calendar year following the later of:

     *  The year you turn age 70 1/2 or;

     * Provided you do not own 5% or more of your employer, and to the extent permitted by your plan and contract, the year you retire.

     Complex rules apply to timing and calculating these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not.

     It is not clear whether certain income payments under a variable annuity will satisfy this rule. Consult your tax adviser prior to choosing a pay-out option.

     If you intend to receive your minimum distributions which are payable over the joint lives of you and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Please consult your tax adviser.

     Please be advised that new proposed regulations were issued by the Internal Revenue Service regarding required minimum distribution in January 2001. These proposed regulations are generally effective for the 2002 distribution year. The plan participant may elect, however, to compute his or her required distributions for 2001 under these new rules.

  WITHDRAWALS BEFORE AGE 59 1/2

     If you receive a taxable distribution from your contract before you reach age 59 1/2, this amount may be subject to a 10% penalty tax in addition to ordinary income taxes. In general this does not apply to PEDC annuities. (However it does apply to distributions from PEDC contracts under Section 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.)

     As indicated in the chart below, some taxable distributions prior to age
59 1/2 are exempt from the penalty. Some of these exceptions include any amounts received:

                                                                TYPE OF CONTRACT
                                                              --------------------
                                                              TSA   KEOGH   403(a)
                                                              --------------------
In a series of substantially equal payments made annually
(or more frequently) for life or life expectancy, after you
have separated from service                                    x      x       x
After you die                                                  x      x       x
After you become totally disabled (as defined in the Code)     x      x       x
To pay deductible medical expenses                             x      x       x
After separation from service if you are over age 55 at time
of separation                                                  x      x       x
After December 31, 1999 for IRS levies                         x      x       x

 SYSTEMATIC WITHDRAWAL PROGRAM OR INCOME OPTIONS FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP)

     If you are considering using the Systematic Withdrawal Program (currently only available for TSA Deferred Annuities) or selecting an income option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with your tax adviser. It is not clear whether certain withdrawals or income payments under a variable annuity will satisfy the SEPP exception.


     If you receive systematic payments that you intend to qualify for the SEPP exception, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will generally result in the retroactive imposition of the 10% penalty tax with interest.


  MANDATORY 20% WITHHOLDING (EXCEPT PEDC)

     We are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. This rule does not apply to PEDC contracts under Section 457(b) plans of tax-exempt employers which are not state or local governments. We are not required to withhold this money if you direct us, the trustee or the custodian of the plan to directly rollover your eligible rollover distribution to a traditional IRA, or another eligible retirement plan.

     Generally, an "eligible rollover distribution" is any amount you receive from your contract. However, it does not include distributions that are:

     *  A series of substantially equal payments made at least annually for:

          --   Your life or life expectancy

          --   Both you and your beneficiary's lives or life expectancies

          --   A specified period of 10 years or more

     *  Withdrawals to satisfy minimum distribution requirements

     *  Certain withdrawals on account of financial hardship

     Other exceptions to the definition of eligible rollover distribution may exist.

     For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules. The withholding amounts are determined at the time of payment. In certain instances, you may elect out of these withholding requirements.

     You may be subject to the 10% penalty tax if you withdraw money before you turn age 59 1/2.

  AFTER DEATH

     The death benefit is generally taxable to the recipient in the same manner as if paid to the owner (under the rules for withdrawals or income payments, whichever is applicable).

     If you die before required minimum distribution withdrawals have begun, we must make payment of your entire interest in the Contract by December 31st of the year that is the fifth anniversary of your death or begin payments over a period and in a manner allowed by the Code to your beneficiary by December 31st of the year after your death.

     If your spouse is your beneficiary and if your Contract permits, your spouse may delay the start of distributions until December 31st of the year in which you would have reached age 70 1/2.

     If you die after required withdrawals begin, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code and applicable income tax regulations.

TSA ANNUITIES

  GENERAL

     TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

     Your Deferred Annuity is not forfeitable (e.g., not subject to claims of your creditors) and you may not transfer it to someone else.

  WITHDRAWALS

     If you are under 59 1/2, you cannot withdraw money from your contract unless the withdrawal:

     * Relates to purchase payments made prior to 1989 (and pre-1989 earnings on those purchase payments).

     *  Is directly transferred to other sec.403(b) arrangements;

     *  Relates to amounts that are not salary reduction elective deferrals;

     * Is after you die, leave your job or become disabled (as defined by the Code); or

     * Is for financial hardship (but only to the extent of purchase payments) if your plan allows it.

     You may be subject to the 10% penalty tax if you withdraw money before you turn age 59 1/2.

     See the general heading under Income Taxes for a brief description of some of the tax rules that apply to TSA Annuities.

  LOANS

     If your TSA Contract permits contract loans, such loans will be made only from any Fixed Interest Account balance up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

     The Code and applicable income tax regulations limit the amount that may be borrowed from your TSA Contract and all employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a certain term.

     Your Contract will indicate whether Contract loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

KEOGH ANNUITIES

  GENERAL

     Pension and profit-sharing plans satisfying certain Code provisions are considered to be "Keogh" plans.

     See the general heading under Income Taxes for a brief description of the tax rules for Keogh Annuities.

PEDC

  GENERAL

     PEDC plans are available to state or local governments and certain tax-exempt organizations as described in sec.457(b) and 457(e)(1) of the Code. The plans are not available for churches and qualified church-controlled organizations.

     PEDC annuities maintained by a state or local government are for the exclusive benefit of plan participants and their beneficiaries.

     PEDC annuities other than those maintained by state or local governments are solely the property of the employer and are subject to the claims of the employer's general creditors until they are "made available" to you.

  WITHDRAWALS

     Generally, monies in your Contract can not be "made available" to you until you:

     *  Reach age 70 1/2

     *  Leave your job

     *  Have an unforeseen emergency (as defined by the Code)

     The minimum distribution rules for contracts issued for PEDC plans are similar to the rules summarized earlier under the Minimum Distribution Requirements heading. Consult your tax adviser.

  SPECIAL RULES

     Special rules apply to certain non-governmental PEDC plans deferring compensation from taxable years beginning before January 1, 1987 (or beginning later but based on an agreement in writing on August 16, 1986).

403(a)

  GENERAL

     The employer adopts a 403(a) plan as a qualified retirement plan to provide benefits to participating employees. The plan generally works in a similar manner to a corporate qualified retirement plan except that the 403(a) plan does not have a trust or a trustee.

     See the general heading under Income Taxes for a brief description of the tax rules that apply to 403(a) annuities.

                      TABLE OF CONTENTS FOR THE STATEMENT
                           OF ADDITIONAL INFORMATION

                                                              PAGE
COVER PAGE..................................................     1
TABLE OF CONTENTS...........................................     1
INDEPENDENT AUDITORS........................................     2
SERVICES....................................................     2
DISTRIBUTION OF CERTIFICATES AND INTERESTS IN THE DEFERRED
     ANNUITIES AND INCOME ANNUITIES.........................     2
EARLY WITHDRAWAL CHARGE.....................................     2
EXPERIENCE FACTOR...........................................     2
VARIABLE INCOME PAYMENTS....................................     2
INVESTMENT MANAGEMENT FEES..................................     5
PERFORMANCE DATA AND ADVERTISEMENT OF THE SEPARATE
     ACCOUNT................................................     8
VOTING RIGHTS...............................................     9
ERISA.......................................................    10
TAXES.......................................................    11
PERFORMANCE DATA............................................    22
FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT................    36
FINANCIAL STATEMENTS OF METLIFE.............................    88

                                    APPENDIX

PREMIUM TAX TABLE

     If you are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your Deferred Annuity or Income Annuity.

                                                                   KEOGH AND          PEDC
                                                   TSA DEFERRED    403(a) DEFERRED    DEFERRED AND
                                                   AND INCOME      AND INCOME         INCOME
                                                   ANNUITIES       ANNUITIES          ANNUITIES(1)
California.......................................  0.5%            0.5%               2.35%
Maine............................................  --              --                 --
Nevada...........................................  --              --                 --
Puerto Rico......................................  1.0%            1.0%               1.0%
South Dakota.....................................  --              --                 --
West Virginia....................................  1.0%            1.0%               1.0%
Wyoming..........................................  --              --                 --

---------------

     (1) Premium tax rates applicable to Deferred and Income Annuities purchased under retirement plans of public employers meeting the requirements of sec.401(a) of the Code are included under the column headed "Keogh Deferred and Income Annuities."

                                  APPENDIX II

WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL RETIREMENT PROGRAM PARTICIPANT

     If you are a participant in the Texas Optional Retirement Program, Texas law permits us to make withdrawals on your behalf only if you die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal you ask for requires a written statement from the appropriate Texas institution of higher education verifying your vesting status and (if applicable) termination of employment. Also, we require a written statement from you that you are not transferring employment to another Texas institution of higher education. If you retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without your consent to the extent necessary to maintain compliance with the law.

                           REQUEST FOR A STATEMENT OF
                    ADDITIONAL INFORMATION/CHANGE OF ADDRESS

     If you would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

     [ ] Metropolitan Life Separate Account E, Metropolitan Series Fund, Inc.,
         New England Zenith Fund and Met Investors Series Trust

     [ ] Calvert Social Balanced Portfolio

     [ ] American Funds Insurance Series

     [ ] I have changed my address. My current address is:

-----------------------------------------------------
                                                        Name -----------------------------------------------
                  (Contract Number)
                                                        Address --------------------------------------------
-----------------------------------------------------  -----------------------------------------------------
                     (Signature)                                                                         zip

Metropolitan Life Insurance Company
1600 Division Road
West Warwick, RI 02893

[METLIFE LOGO]                                                     PRSRT STD
                                                                  U.S. Postage
                                                                      Paid
                                                                    METLIFE
Metropolitan Life Insurance Company
Johnstown Office, 500 Schoolhouse Road
Johnstown, PA 15907-2914